UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23820

Morgan Stanley ETF Trust
 (Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036
(Address of Principal Executive Offices)

John H. Gernon
1585 Broadway, New York, New York 10036
 (Name and Address of Agent for Services)

(212) 762-1886
(Registrant’s Telephone Number)

September 30,
 Date of Fiscal Year End

March 31, 2025
Date of Reporting Period

__________________________________________________________________________________

Item 1. Reports to Stockholders

(a)
Morgan Stanley ETF Trust -  Calvert International Responsible Index ETF

CVIE | NYSE Arca

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert International Responsible Index ETF for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at  1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVIE	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$132,246,999
# of Portfolio Holdings	734
Portfolio Turnover Rate	5%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	3/31/2025
Short Term Investment	0.1%
Energy	1.0%
Real Estate	1.6%
Utilities	3.1%
Communication Services	4.8%
Materials	6.4%
Consumer Staples	7.2%
Consumer Discretionary	9.2%
Health Care	10.1%
Information Technology	14.7%
Industrials	16.7%
Financials	25.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
SAP SE	1.4%
Nestle SA	1.3%
ASML Holding NV	1.2%
Toyota Motor Corp.	1.1%
AstraZeneca plc	1.1%
Roche Holding AG	1.1%
Samsung Electronics Co. Ltd.	1.0%
Novartis AG	1.0%
Novo Nordisk A/S, Class B	1.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CVIE-TSR-SAR

Morgan Stanley ETF Trust -  Calvert Ultra-Short Investment Grade ETF

CVSB | NYSE Arca

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert Ultra-Short Investment Grade ETF for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at  1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVSB	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$186,005,739
# of Portfolio Holdings	228
Portfolio Turnover Rate	61%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
25.9%
AA
9.0%
A
24.5%
BBB
29.0%
Not Rated
4.2%
Cash & Equivalents
7.4%

Value	Value
Cash & Equivalents	7.4%
Not Rated	4.2%
BBB	29.0%
A	24.5%
AA	9.0%
AAA	25.9%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Value	Value
Commercial Papers	6.2%
Investment Company	2.9%
U.S. Government and Agency Securities	9.9%
Commercial Mortgage-Backed Securities	11.6%
Asset-Backed Securities	18.8%
Corporate Bonds	50.6%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2025

CVSB-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Calvert US Large-Cap Core Responsible Index ETF

CVLC | NYSE Arca

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Large-Cap Core Responsible Index ETF for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at  1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVLC	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$420,528,747
# of Portfolio Holdings	794
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	3/31/2025
Short Term Investment	0.1%
Energy	0.4%
Utilities	1.9%
Materials	2.9%
Real Estate	3.2%
Consumer Staples	6.3%
Communication Services	7.1%
Industrials	9.6%
Consumer Discretionary	10.7%
Health Care	11.9%
Financials	15.7%
Information Technology	30.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.7%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.1%
Amazon.com, Inc.	3.7%
Alphabet, Inc., Class A	3.5%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.6%
Eli Lilly & Co.	1.5%
JPMorgan Chase & Co.	1.5%
Visa, Inc., Class A	1.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CVLC-TSR-SAR

Morgan Stanley ETF Trust -  Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

CDEI | NYSE Arca

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CDEI	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$20,196,405
# of Portfolio Holdings	379
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	3/31/2025
Short Term Investment	0.1%
Energy	0.1%
Materials	0.7%
Utilities	1.6%
Real Estate	2.3%
Consumer Discretionary	4.3%
Consumer Staples	4.8%
Industrials	5.9%
Communication Services	9.9%
Health Care	14.4%
Financials	14.6%
Information Technology	41.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	10.9%
Microsoft Corp.	9.0%
NVIDIA Corp.	8.3%
Alphabet, Inc., Class A	5.5%
Broadcom, Inc.	2.5%
Eli Lilly & Co.	2.3%
JPMorgan Chase & Co.	2.2%
Visa, Inc., Class A	2.0%
UnitedHealth Group, Inc.	1.6%
Mastercard, Inc., Class A	1.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CDEI-TSR-SAR

Morgan Stanley ETF Trust -  Calvert US Mid-Cap Core Responsible Index ETF

CVMC | NYSE Arca

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Mid-Cap Core Responsible Index ETF for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at  1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVMC	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$65,206,322
# of Portfolio Holdings	630
Portfolio Turnover Rate	5%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	3/31/2025
Short Term Investment	0.3%
Energy	0.5%
Communication Services	3.8%
Materials	4.9%
Utilities	5.7%
Consumer Staples	6.6%
Real Estate	7.9%
Consumer Discretionary	9.4%
Health Care	10.4%
Information Technology	14.8%
Financials	16.4%
Industrials	19.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Fortinet, Inc.	0.6%
DoorDash, Inc., Class A	0.6%
Bank of New York Mellon Corp. (The)	0.6%
Autodesk, Inc.	0.6%
Allstate Corp. (The)	0.6%
AppLovin Corp., Class A	0.6%
Paychex, Inc.	0.5%
Kroger Co. (The)	0.5%
Dominion Energy, Inc.	0.5%
Ameriprise Financial, Inc.	0.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CVMC-TSR-SAR

Morgan Stanley ETF Trust -  Calvert US Select Equity ETF

CVSE | NYSE Arca

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Select Equity ETF for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at  1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVSE	$14	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$25,796,804
# of Portfolio Holdings	170
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	3/31/2025
Short Term Investment	0.1%
Consumer Staples	2.7%
Materials	3.1%
Utilities	3.4%
Real Estate	3.7%
Communication Services	4.9%
Consumer Discretionary	7.9%
Health Care	11.5%
Industrials	12.5%
Financials	17.6%
Information Technology	32.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.5%
Microsoft Corp.	6.3%
NVIDIA Corp.	5.7%
Boston Scientific Corp.	2.2%
Visa, Inc., Class A	2.1%
Eli Lilly & Co.	2.1%
S&P Global, Inc.	2.1%
Parker-Hannifin Corp.	2.0%
Netflix, Inc.	2.0%
Automatic Data Processing, Inc.	1.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CVSE-TSR-SAR

Morgan Stanley ETF Trust -  Eaton Vance Floating-Rate ETF

EVLN | NYSE Arca

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Floating-Rate ETF for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at  1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVLN	$30	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,322,487,173
# of Portfolio Holdings	385
Portfolio Turnover Rate	47%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Software
13.1%
Financial Services
11.3%
Commercial Services & Supplies
7.0%
Insurance
5.6%
Chemicals
4.5%
Hotels, Restaurants & Leisure
4.3%
Diversified Consumer Services
3.9%
Machinery
3.7%
Health Care Providers & Services
3.1%
Others
43.5%

Value	Value
Others	43.5%
Health Care Providers & Services	3.1%
Machinery	3.7%
Diversified Consumer Services	3.9%
Hotels, Restaurants & Leisure	4.3%
Chemicals	4.5%
Insurance	5.6%
Commercial Services & Supplies	7.0%
Financial Services	11.3%
Software	13.1%

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Corporate Bonds	4.4%
Investment Company	5.4%
Asset-Backed Securities	8.4%
Variable Rate Senior Loan Interests	81.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2025

EVLN-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance High Income Municipal ETF

EVYM | NASDAQ

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance High Income Municipal ETF for the period of February 25, 2025 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at  1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
EVYM	$20	0.39%Footnote Reference1
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2025. Expenses would be higher if the Fund had been in operations for the full six months.
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$20,791,913
# of Portfolio Holdings	41
Portfolio Turnover Rate	0%Footnote Reference†
Footnote	Description
Footnote†	Amount is less than 0.5%.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AA
10.6%
A
4.3%
BBB
24.6%
BB
14.9%
B
2.4%
Not Rated
24.5%
Cash & Equivalents
18.7%

Value	Value
Cash & Equivalents	18.7%
Not Rated	24.5%
B	2.4%
BB	14.9%
BBB	24.6%
A	4.3%
AA	10.6%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	3/31/2025
Short Term Investment	12.8%
Housing	2.2%
Utility	3.3%
Hospital	4.4%
General Obligation	5.1%
Water & Sewer	7.9%
Transportation	11.1%
Education	17.2%
Other Revenue	36.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2025

EVYM-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance High Yield ETF

EVHY | NYSE Arca

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance High Yield ETF for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at  1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVHY	$24	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$20,815,538
# of Portfolio Holdings	265
Portfolio Turnover Rate	9%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

BBB
12.8%
BB
55.9%
B
29.8%
CCC
0.1%
Not Rated
0.4%
Cash & Equivalents
1.0%

Value	Value
Cash & Equivalents	1.0%
Not Rated	0.4%
CCC	0.1%
B	29.8%
BB	55.9%
BBB	12.8%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	3/31/2025
Short Term Investment	2.4%
Real Estate	0.5%
Consumer Staples	5.1%
Utilities	5.6%
Information Technology	5.8%
Materials	6.7%
Communication Services	7.2%
Financials	8.0%
Health Care	10.1%
Energy	11.2%
Industrials	17.7%
Consumer Discretionary	19.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2025

EVHY-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance Intermediate Municipal Income ETF

EVIM | NYSE Arca

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Intermediate Municipal Income ETF for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at  1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVIM	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$56,593,450
# of Portfolio Holdings	129
Portfolio Turnover Rate	60%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
15.2%
AA
46.4%
A
27.0%
BBB
9.6%
BB
1.9%
Not Rated
2.0%
Cash & Equivalents
-2.1%

Value	Value
Cash & Equivalents	-2.1%
Not Rated	2.0%
BB	1.9%
BBB	9.6%
A	27.0%
AA	46.4%
AAA	15.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	3/31/2025
Short Term Investment	0.5%
Certificate of Participation/Lease	1.0%
Housing	2.2%
Water & Sewer	2.6%
Utility	5.6%
Education	7.7%
Hospital	13.1%
Transportation	19.0%
General Obligation	19.8%
Other Revenue	28.5%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2025

EVIM-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance Short Duration Income ETF

EVSD | NASDAQ

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Short Duration Income ETF for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at  1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSD	$11	0.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$289,423,345
# of Portfolio Holdings	341
Portfolio Turnover Rate	63%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
25.9%
AA
6.9%
A
18.6%
BBB
25.4%
BB
1.6%
B
0.2%
Not Rated
15.5%
Cash & Equivalents
5.9%

Value	Value
Cash & Equivalents	5.9%
Not Rated	15.5%
B	0.2%
BB	1.6%
BBB	25.4%
A	18.6%
AA	6.9%
AAA	25.9%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Value	Value
Foreign Government and Agency Securities	0.4%
Mortgage-Backed Securities	3.4%
U.S. Government and Agency Securities	10.5%
Investment Companies	11.5%
Commercial Mortgage-Backed Securities	13.0%
Asset-Backed Securities	22.3%
Corporate Bonds	38.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2025

EVSD-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance Short Duration Municipal Income ETF

EVSM | NYSE Arca

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Short Duration Municipal Income ETF for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at  1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSM	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$288,983,456
# of Portfolio Holdings	181
Portfolio Turnover Rate	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA 12.7%
AA 39.9%
A 25.8%
BBB 4.5%
BB 1.2%
Not Rated 1.5%
Cash & Equivalents 14.4%

Value	Value
Cash & Equivalents	14.4%
Not Rated	1.5%
BB	1.2%
BBB	4.5%
A	25.8%
AA	39.9%
AAA	12.7%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	3/31/2025
Short Term Investment	1.0%
Certificate of Participation/Lease	0.4%
Housing	0.6%
Water & Sewer	5.8%
Utility	6.3%
Education	8.5%
General Obligation	12.6%
Hospital	12.7%
Transportation	13.3%
Other Revenue	38.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2025

EVSM-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance Total Return Bond ETF

EVTR | NYSE

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Total Return Bond ETF for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at  1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVTR	$15	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,681,426,788
# of Portfolio Holdings	593
Portfolio Turnover Rate	231%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
61.9%
AA
3.2%
A
8.4%
BBB
21.3%
BB
2.9%
B
2.6%
CCC
0.2%
Not Rated
8.3%
Cash & Equivalents
-8.8%

Value	Value
Cash & Equivalents	-8.8%
Not Rated	8.3%
CCC	0.2%
B	2.6%
BB	2.9%
BBB	21.3%
A	8.4%
AA	3.2%
AAA	61.9%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Value	Value
Foreign Government and Agency Securities	0.3%
Commercial Mortgage-Backed Securities	7.1%
Asset-Backed Securities	9.7%
Investment Companies	14.1%
Mortgage-Backed Securities	19.1%
Corporate Bonds	22.5%
U.S. Government and Agency Securities	27.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2025

EVTR-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance Ultra-Short Income ETF

EVSB | NYSE Arca

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Ultra-Short Income ETF for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at  1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSB	$8	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$185,290,578
# of Portfolio Holdings	270
Portfolio Turnover Rate	55%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
18.2%
AA
7.3%
A
24.8%
BBB
33.3%
BB
0.5%
Not Rated
5.9%
Cash & Equivalents
10.0%

Value	Value
Cash & Equivalents	10.0%
Not Rated	5.9%
BB	0.5%
BBB	33.3%
A	24.8%
AA	7.3%
AAA	18.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Value	Value
Foreign Government and Agency Securities	0.2%
Commercial Mortgage-Backed Securities	7.3%
U.S. Government and Agency Securities	9.7%
Commercial Papers	5.9%
Investment Company	5.9%
Asset-Backed Securities	14.7%
Corporate Bonds	56.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2025

EVSB-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Parametric Equity Plus ETF

PEPS | NASDAQ

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Parametric Equity Plus ETF for the period of November 7, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at  1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
PEPS	$14	0.28%Footnote Reference1
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2025. Expenses would be higher if the Fund had been in operations for the full six months.
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$21,088,155
# of Portfolio Holdings	228
Portfolio Turnover Rate	5%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 28.0%
Financials 13.1%
Health Care 11.1%
Consumer Discretionary 9.9%
Communication Services 9.6%
Industrials 7.7%
Consumer Staples 5.5%
Energy 3.6%
Materials 2.4%
Utilities 2.2%
Real Estate 2.1%
Other 0.7%
Short Term Investment 4.1%

Sector¯SECTOR DIVERSIFICATION	3/31/2025
Short Term Investment	4.1%
Other	0.7%
Real Estate	2.1%
Utilities	2.2%
Materials	2.4%
Energy	3.6%
Consumer Staples	5.5%
Industrials	7.7%
Communication Services	9.6%
Consumer Discretionary	9.9%
Health Care	11.1%
Financials	13.1%
Information Technology	28.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.6%
Microsoft Corp.	5.7%
NVIDIA Corp.	5.2%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	1.9%
Broadcom, Inc.	1.7%
Alphabet, Inc., Class C	1.6%
Berkshire Hathaway, Inc., Class B	1.6%
JPMorgan Chase & Co.	1.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2025

PEPS-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Parametric Equity Premium Income ETF

PAPI | NYSE Arca

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Parametric Equity Premium Income ETF for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at  1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PAPI	$14	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$166,784,284
# of Portfolio Holdings	196
Portfolio Turnover Rate	23%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Utilities
11.2%
Health Care
11.1%
Consumer Staples
10.8%
Financials
10.3%
Energy
10.0%
Industrials
10.0%
Materials
9.8%
Information Technology
9.6%
Consumer Discretionary
9.5%
Communication Services
5.5%
Real Estate
0.1%
Short Term Investment
2.1%

Sector¯SECTOR DIVERSIFICATION	3/31/2025
Short Term Investment	2.1%
Real Estate	0.1%
Communication Services	5.5%
Consumer Discretionary	9.5%
Information Technology	9.6%
Materials	9.8%
Industrials	10.0%
Energy	10.0%
Financials	10.3%
Consumer Staples	10.8%
Health Care	11.1%
Utilities	11.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Elevance Health, Inc.	0.7%
Gilead Sciences, Inc.	0.7%
Fox Corp., Class B	0.7%
AT&T, Inc.	0.7%
National Fuel Gas Co.	0.7%
Fox Corp., Class A	0.7%
Unum Group	0.7%
Philip Morris International, Inc.	0.6%
Antero Midstream Corp.	0.6%
Cardinal Health, Inc.	0.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2025

PAPI-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Parametric Hedged Equity ETF

PHEQ | NYSE Arca

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Parametric Hedged Equity ETF for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports.  You can also request  this information by contacting us at  1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PHEQ	$14	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$87,357,055
# of Portfolio Holdings	216
Portfolio Turnover Rate	1%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
28.5%
Financials
13.5%
Health Care
10.4%
Communication Services
9.8%
Consumer Discretionary
9.8%
Industrials
8.0%
Consumer Staples
5.6%
Energy
3.6%
Utilities
2.6%
Other
2.5%
Real Estate
2.0%
Materials
1.9%
Short Term Investment
1.8%

Sector¯SECTOR DIVERSIFICATION	3/31/2025
Short Term Investment	1.8%
Materials	1.9%
Real Estate	2.0%
Other	2.5%
Utilities	2.6%
Energy	3.6%
Consumer Staples	5.6%
Industrials	8.0%
Consumer Discretionary	9.8%
Communication Services	9.8%
Health Care	10.4%
Financials	13.5%
Information Technology	28.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.8%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.3%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.0%
Broadcom, Inc.	1.7%
Alphabet, Inc., Class C	1.7%
Berkshire Hathaway, Inc., Class B	1.6%
JPMorgan Chase & Co.	1.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports.  For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2025

PHEQ-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)   Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)   Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley ETF Trust
Calvert International
Responsible Index ETF
NYSE Arca: CVIE
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2025 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Items 6 and 7 of Form N-CSR:
Portfolio of Investments
...................................................................................
2
Statement of Assets and Liabilities
........................................................................
10
Statement of Operations
..................................................................................
11
Statements of Changes in Net Assets
.....................................................................
12
Financial Highlights
.......................................................................................
13
Notes to Financial Statements
.............................................................................
14
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments
Calvert International Responsible Index ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.3%)
Australia (4.7%)
ANZ Group Holdings Ltd. 22,784 $ 414,142
APA Group 6,135 30,284
ASX Ltd. 1,133 46,116
BlueScope Steel Ltd. 9,214 122,517
Brambles Ltd. 12,975 162,392
CAR Group Ltd. 1,185 23,317
Cochlear Ltd. 578 94,733
Coles Group Ltd. 14,579 177,912
Commonwealth Bank of Australia 11,271 1,062,952
Computershare Ltd. 2,684 65,625
Fortescue Ltd. 27,708 266,106
Goodman Group 12,391 220,120
Insurance Australia Group Ltd. 19,945 96,087
Macquarie Group Ltd. 2,676 328,801
Medibank Pvt. Ltd. 22,424 62,212
National Australia Bank Ltd. 21,383 454,547
Northern Star Resources Ltd. 17,647 202,010
Pilbara Minerals Ltd.(a)(b) 35,809 37,702
Pro Medicus Ltd. 377 47,064
Qantas Airways Ltd. 16,030 90,648
QBE Insurance Group Ltd. 11,935 163,321
Ramsay Health Care Ltd. 3,304 70,462
REA Group Ltd. 354 48,564
Reece Ltd. 5,112 50,086
Scentre Group 23,648 49,649
SGH Ltd. 1,346 41,758
Sonic Healthcare Ltd. 2,449 39,419
South32 Ltd. 82,488 165,967
Stockland 20,191 61,820
Suncorp Group Ltd. 8,685 104,358
Telstra Group Ltd. 27,776 73,068
Transurban Group 28,672 239,891
Vicinity Ltd. 26,784 36,819
Wesfarmers Ltd. 8,795 395,735
Westpac Banking Corp. 23,433 462,251
WiseTech Global Ltd. 762 38,677
Woolworths Group Ltd. 9,415 173,842
6,220,974
Austria (0.4%)
ANDRITZ AG 515 28,790
Erste Group Bank AG 1,766 121,678
Mondi plc 2,612 38,717
OMV AG 2,535 130,202
Verbund AG(b) 783 55,414
voestalpine AG 4,293 104,446
479,247
Belgium (0.8%)
Ackermans & van Haaren NV 130 28,086
Ageas SA/NV 180 10,773
Anheuser-Busch InBev SA/NV 6,383 392,858
Azelis Group NV 2,212 38,820
D'ieteren Group 120 20,618
Elia Group SA/NV 341 29,553
Groupe Bruxelles Lambert NV 1,239 92,174
KBC Group NV 1,005 91,283
Liberty Global Ltd., Class A(a) 2,978 34,277
Shares Value
Sofina SA 49 $ 12,504
Syensqo SA 470 31,900
UCB SA 759 133,570
Umicore SA 7,592 78,398
994,814
Brazil (0.0%)(c)
Yara International ASA 1,265 37,984
Canada (9.2%)
Agnico Eagle Mines Ltd. 5,723 620,043
Alimentation Couche-Tard, Inc. 7,523 371,014
AltaGas Ltd. 3,774 103,513
Bank of Montreal 5,076 484,725
Bank of Nova Scotia (The) 9,155 434,068
Brookfield Asset Management Ltd., Class A 2,792 135,152
Brookfield Corp., Class A 9,288 486,070
CAE, Inc.(a)(b) 3,608 88,705
Cameco Corp.(b) 6,985 287,545
Canadian Imperial Bank of Commerce(b) 7,175 403,611
Canadian National Railway Co. 4,376 425,847
Canadian Pacific Kansas City Ltd. 7,406 519,740
Canadian Tire Corp. Ltd., Class A 446 46,315
CCL Industries, Inc., Class B 1,327 64,817
Celestica, Inc.(a)(b) 698 55,062
CGI, Inc. 2,097 209,343
Constellation Software, Inc. 163 516,210
Descartes Systems Group, Inc. (The)(a) 404 40,671
Dollarama, Inc.(b) 2,241 239,634
Element Fleet Management Corp.(b) 621 12,346
Emera, Inc. 752 31,673
Empire Co. Ltd., Class A 1,792 60,084
FirstService Corp.(b) 57 9,452
Fortis, Inc. 2,418 110,142
George Weston Ltd. 60 10,229
Gildan Activewear, Inc. 980 43,326
Great-West Lifeco, Inc. 2,196 86,036
Hydro One Ltd.(b)(d) 4,117 138,440
IGM Financial, Inc. 387 11,903
Intact Financial Corp. 1,336 272,956
Kinross Gold Corp. 18,414 231,990
Loblaw Cos. Ltd. 1,665 233,323
Magna International, Inc. 3,175 107,911
Manulife Financial Corp. 14,815 461,627
Metro, Inc., Class A 2,801 194,779
National Bank of Canada(b) 2,290 189,002
Nutrien Ltd.(b) 3,829 190,033
Open Text Corp. 1,529 38,590
Power Corp. of Canada(b) 5,370 189,865
RB Global, Inc. 1,519 152,454
Rogers Communications, Inc., Class B(b) 1,657 44,250
Royal Bank of Canada 9,498 1,069,890
Saputo, Inc. 1,938 33,439
Shopify, Inc., Class A(a) 8,132 774,093
Stantec, Inc. 599 49,650
Sun Life Financial, Inc. 4,523 258,861
Teck Resources Ltd., Class B 7,606 277,062
TELUS Corp. 2,187 31,368
TFI International, Inc. 478 37,010
Thomson Reuters Corp. 1,418 244,697

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Canada (cont’d)
TMX Group Ltd. 2,136 $ 77,986
Toromont Industries Ltd. 723 56,587
Toronto-Dominion Bank (The) 11,769 705,216
West Fraser Timber Co. Ltd. 737 56,607
WSP Global, Inc. 1,080 183,278
12,208,240
Chile (0.2%)
Antofagasta plc 6,043 130,244
Lundin Mining Corp. 13,675 110,802
241,046
China (0.9%)
BOC Hong Kong Holdings Ltd. 30,500 123,075
ESR Group Ltd.(d) 55,000 86,513
Lenovo Group Ltd. 74,000 99,663
NXP Semiconductors NV 1,453 276,157
Prosus NV 10,294 473,898
Wharf Holdings Ltd. (The)(b) 26,000 61,747
1,121,053
Congo, Democratic Republic of the (0.1%)
Ivanhoe Mines Ltd., Class A(a)(b) 15,677 133,125
Denmark (1.9%)
AP Moller - Maersk A/S, Class B 31 53,848
Carlsberg A/S, Class B 442 56,169
Coloplast A/S, Class B 819 85,845
Danske Bank A/S 4,495 146,649
Demant A/S(a) 813 27,243
DSV A/S 1,058 204,327
Genmab A/S(a) 289 56,128
GN Store Nord A/S(a) 1,926 29,882
Jyske Bank A/S 161 12,857
Novo Nordisk A/S, Class B 19,532 1,329,942
Novonesis (Novozymes) B, Class B 2,925 169,998
Orsted A/S(a)(d) 861 37,611
Pandora A/S 698 106,627
ROCKWOOL A/S, Class B 181 74,502
Tryg A/S 334 7,944
Vestas Wind Systems A/S(a) 7,873 108,311
Zealand Pharma A/S, Class A(a) 765 57,323
2,565,206
Finland (0.9%)
Elisa OYJ 998 48,648
Fortum OYJ 2,945 48,117
Kesko OYJ, Class B 2,583 52,690
Kone OYJ, Class B 1,982 108,957
Metso OYJ 3,546 36,433
Neste OYJ 3,253 30,018
Nokia OYJ 37,688 197,240
Nordea Bank Abp 17,827 226,478
Orion OYJ, Class B 819 48,583
Sampo OYJ, Class A 9,818 93,953
Stora Enso OYJ, Class R 8,465 79,761
UPM-Kymmene OYJ 3,769 100,663
Valmet OYJ 2,125 57,329
Wartsila OYJ Abp 725 12,853
1,141,723
Shares Value
France (7.3%)
Accor SA 1,365 $ 61,829
Air Liquide SA 4,228 800,694
Alstom SA(a) 1,586 34,951
Amundi SA(d) 124 9,654
Arkema SA 763 58,082
AXA SA 12,012 511,750
BioMerieux 286 35,317
BNP Paribas SA 6,703 557,440
Bouygues SA 2,299 90,512
Bureau Veritas SA 2,321 70,121
Canal+ SA(a) 3,674 8,732
Capgemini SE 728 108,671
Carrefour SA(b) 3,241 46,329
Cie de Saint-Gobain SA 5,361 531,571
Cie Generale des Etablissements Michelin SCA 4,733 165,868
Covivio SA 665 37,248
Credit Agricole SA 7,282 132,087
Danone SA 5,304 406,283
Dassault Systemes SE 4,493 169,748
Eiffage SA 583 67,610
Elis SA 1,524 33,848
Engie SA 13,125 255,954
EssilorLuxottica SA 2,049 588,016
Eurazeo SE 283 20,839
Gecina SA 331 31,084
Getlink SE 3,092 53,327
Hermes International SCA 223 581,364
Ipsen SA 240 27,612
Kering SA 439 90,628
Legrand SA 1,850 194,519
L'Oreal SA 1,466 543,481
LVMH Moet Hennessy Louis Vuitton SE 1,454 898,833
Nexans SA 282 27,565
Orange SA 12,547 162,737
Pernod Ricard SA 848 83,680
Publicis Groupe SA 1,776 166,575
Renault SA 1,387 69,814
Rexel SA 1,841 49,329
Safran SA 2,446 640,056
Sartorius Stedim Biotech 136 26,816
SCOR SE 1,634 47,033
SEB SA 311 29,206
Societe Generale SA 3,361 150,422
Sodexo SA 699 44,896
Sopra Steria Group 154 28,492
Teleperformance SE 170 17,000
Thales SA 711 188,818
Unibail-Rodamco-Westfield 533 44,896
Veolia Environnement SA 5,060 173,716
Verallia SA(d) 1,103 34,110
Vinci SA 3,618 454,982
9,664,145
Germany (7.7%)
adidas AG 1,104 258,687
Allianz SE 2,555 972,754
Bayerische Motoren Werke AG 2,177 173,442
Bechtle AG 953 35,242
Beiersdorf AG 575 74,237

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Germany (cont’d)
BioNTech SE ADR(a) 548 $ 49,901
Brenntag SE 1,155 74,435
Carl Zeiss Meditec AG 521 34,139
Commerzbank AG(b) 7,389 167,545
Continental AG 832 58,081
Covestro AG(a) 2,266 145,543
CTS Eventim AG & Co. KGaA 725 72,279
Daimler Truck Holding AG 3,331 133,699
Deutsche Boerse AG 1,202 353,654
Deutsche Post AG 6,862 292,937
Deutsche Telekom AG 21,227 785,443
E.ON SE 11,187 168,867
Evonik Industries AG 3,768 81,222
GEA Group AG 1,303 78,759
Hannover Rueck SE 393 116,734
HeidelbergCement AG 2,370 403,750
Henkel AG & Co. KGaA 1,326 95,420
Infineon Technologies AG 9,911 325,736
KION Group AG 1,045 43,277
Knorr-Bremse AG 511 46,165
LEG Immobilien SE 428 30,295
Mercedes-Benz Group AG 5,384 315,479
Merck KGaA 644 88,159
MTU Aero Engines AG 398 137,843
Muenchener Rueckversicherungs-Gesellschaft
AG 922 580,629
Nemetschek SE 718 82,917
SAP SE 6,796 1,795,977
Scout24 SE(d) 509 53,057
Siemens AG 5,408 1,239,121
Siemens Energy AG(a) 4,513 262,734
Siemens Healthineers AG(d) 2,056 110,291
Symrise AG, Class A 764 79,059
Talanx AG 368 38,479
Volkswagen AG(b) 1,165 120,681
Vonovia SE 4,598 124,097
Zalando SE(a)(d) 2,108 72,393
10,173,159
Hong Kong (1.2%)
AIA Group Ltd. 66,600 501,547
CK Infrastructure Holdings Ltd. 500 2,994
CLP Holdings Ltd. 11,000 89,623
Hang Seng Bank Ltd. 7,800 105,651
Hong Kong Exchanges & Clearing Ltd. 8,600 381,070
Hongkong Land Holdings Ltd. 1,900 8,208
Link REIT 24,200 113,202
Prudential plc 10,367 110,641
Sino Land Co. Ltd. 52,000 52,057
Sun Hung Kai Properties Ltd. 6,000 56,982
Swire Pacific Ltd., Class A 2,500 22,040
Techtronic Industries Co. Ltd. 6,500 77,894
WH Group Ltd.(d) 60,000 55,054
Wharf Real Estate Investment Co. Ltd. 23,000 55,923
1,632,886
Ireland (0.7%)
AerCap Holdings NV 1,459 149,066
AIB Group plc 9,447 60,780
Shares Value
Bank of Ireland Group plc 9,282 $ 108,847
Glanbia plc 3,114 34,244
Kerry Group plc, Class A 2,310 241,787
Kingspan Group plc 3,356 269,079
863,803
Israel (0.4%)
Bank Hapoalim BM 8,064 108,604
Check Point Software Technologies Ltd.(a) 1,015 231,339
Mizrahi Tefahot Bank Ltd. 897 40,164
Nice Ltd. ADR(a)(b) 613 94,506
Nova Ltd.(a)(b) 175 32,258
Wix.com Ltd.(a) 514 83,978
590,849
Italy (2.4%)
A2A SpA 14,410 34,669
Banca Monte dei Paschi di Siena SpA(b) 6,727 53,114
Banco BPM SpA 4,380 44,264
Coca-Cola HBC AG 1,551 70,203
Enel SpA 65,015 527,044
FinecoBank Banca Fineco SpA 3,934 77,399
Generali(b) 8,520 298,306
Hera SpA 7,489 32,391
Infrastrutture Wireless Italiane SpA(d) 2,621 27,746
Interpump Group SpA 1,374 48,761
Intesa Sanpaolo SpA 114,021 583,659
Mediobanca Banca di Credito Finanziario
SpA(b) 2,744 51,227
Moncler SpA 1,514 92,659
Nexi SpA(a)(b)(d) 3,234 17,177
Poste Italiane SpA(d) 3,596 63,886
PRADA SpA 7,800 54,279
Prysmian SpA 2,283 124,319
Recordati Industria Chimica e Farmaceutica
SpA 835 47,221
Reply SpA 185 30,166
Snam SpA 18,992 98,470
Telecom Italia SpA(a)(b) 137,824 46,318
Terna - Rete Elettrica Nazionale 13,003 117,599
UniCredit SpA 11,359 632,917
3,173,794
Japan (16.6%)
Advantest Corp.(b) 5,900 254,582
Aeon Co. Ltd. 5,600 140,009
AGC, Inc. 4,400 133,329
Aisin Corp. 6,600 71,417
Ajinomoto Co., Inc. 9,200 181,467
ANA Holdings, Inc. 2,300 42,315
Asahi Group Holdings Ltd. 14,100 179,740
Asics Corp. 3,200 67,098
Astellas Pharma, Inc.(b) 9,900 95,475
Bandai Namco Holdings, Inc. 3,100 103,423
Bridgestone Corp. 3,500 139,893
Canon, Inc. 7,500 232,266
Capcom Co. Ltd. 2,000 48,857
Central Japan Railway Co. 2,900 55,181
Chugai Pharmaceutical Co. Ltd. 5,500 249,313
Dai Nippon Printing Co. Ltd. 6,100 86,199
Daifuku Co. Ltd. 2,100 50,991

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Japan (cont’d)
Dai-ichi Life Holdings, Inc. 16,000 $ 120,861
Daiichi Sankyo Co. Ltd. 11,500 269,195
Daikin Industries Ltd. 1,700 182,932
Daito Trust Construction Co. Ltd. 100 10,211
Daiwa House Industry Co. Ltd. 5,300 174,488
Daiwa Securities Group, Inc.(b) 17,400 115,289
Denso Corp. 10,000 122,942
Disco Corp. 700 139,519
East Japan Railway Co. 5,800 114,152
Ebara Corp. 2,800 41,966
Eisai Co. Ltd.(b) 1,400 38,689
FANUC Corp. 5,800 156,997
Fast Retailing Co. Ltd. 1,100 323,128
Fuji Electric Co. Ltd. 1,400 58,767
FUJIFILM Holdings Corp. 8,800 166,889
Fujikura Ltd. 900 32,390
Fujitsu Ltd. 10,500 206,584
Hankyu Hanshin Holdings, Inc. 2,200 59,037
Hoya Corp. 2,400 268,498
Hulic Co. Ltd. 8,300 79,519
Isuzu Motors Ltd. 8,600 115,620
ITOCHU Corp.(b) 6,900 317,467
Japan Airlines Co. Ltd. 2,100 35,793
Japan Exchange Group, Inc. 4,300 43,791
Japan Post Bank Co. Ltd.(b) 7,300 73,297
Kao Corp. 3,100 133,784
Kawasaki Heavy Industries Ltd.(b) 700 41,667
KDDI Corp. 22,800 358,668
Keisei Electric Railway Co. Ltd. 3,900 35,037
Keyence Corp. 1,400 545,850
Kikkoman Corp.(b) 8,900 85,505
Kirin Holdings Co. Ltd. 3,500 48,478
Komatsu Ltd. 6,800 195,218
Kubota Corp. 7,800 95,218
Kyocera Corp.(b) 11,000 122,878
Kyowa Kirin Co. Ltd. 2,600 37,668
LY Corp.(b) 37,400 126,246
M3, Inc.(a)(b) 4,200 47,659
Makita Corp. 2,100 68,955
Marubeni Corp. 7,100 112,637
MEIJI Holdings Co. Ltd. 1,900 41,169
MinebeaMitsumi, Inc.(b) 4,200 60,862
Mitsubishi Chemical Group Corp. 18,300 89,920
Mitsubishi Electric Corp. 17,100 310,101
Mitsubishi Estate Co. Ltd. 10,900 176,737
Mitsubishi HC Capital, Inc.(b) 12,100 81,277
Mitsubishi Heavy Industries Ltd. 22,400 377,241
Mitsubishi UFJ Financial Group, Inc. 79,000 1,059,197
Mitsui Fudosan Co. Ltd. 23,400 207,572
Mizuho Financial Group, Inc. 18,000 486,152
MS&AD Insurance Group Holdings, Inc. 9,800 210,714
Murata Manufacturing Co. Ltd. 13,600 209,046
NEC Corp. 6,500 136,292
Nidec Corp. 4,400 73,104
Nintendo Co. Ltd. 6,800 458,351
Nippon Paint Holdings Co. Ltd. 9,700 72,496
Nippon Telegraph & Telephone Corp. 139,100 134,194
Nissin Foods Holdings Co. Ltd.(b) 1,500 30,532
Shares Value
Nitori Holdings Co. Ltd.(b) 100 $ 9,887
Nitto Denko Corp. 4,100 74,762
Nomura Holdings, Inc. 26,600 161,065
Nomura Research Institute Ltd.(b) 2,400 77,381
NTT Data Group Corp. 3,300 58,997
Obayashi Corp. 3,800 50,265
Olympus Corp. 8,700 112,963
Omron Corp.(b) 1,500 42,123
Ono Pharmaceutical Co. Ltd.(b) 3,900 41,668
Oracle Corp. Japan 100 10,437
Oriental Land Co. Ltd. 4,800 94,246
ORIX Corp. 8,900 182,996
Osaka Gas Co. Ltd. 4,200 94,730
Otsuka Corp. 4,200 90,614
Otsuka Holdings Co. Ltd. 2,600 134,394
Panasonic Holdings Corp. 13,900 164,170
Rakuten Group, Inc.(a) 8,100 45,973
Recruit Holdings Co. Ltd. 10,800 551,341
Renesas Electronics Corp. 12,900 170,936
Resona Holdings, Inc. 20,000 171,612
SCREEN Holdings Co. Ltd. 200 12,794
Secom Co. Ltd. 1,900 64,440
Sekisui Chemical Co. Ltd. 5,700 96,698
Sekisui House Ltd. 6,600 146,970
Shin-Etsu Chemical Co. Ltd. 12,100 341,727
Shionogi & Co. Ltd. 4,800 71,877
Shiseido Co. Ltd. 2,100 39,483
SMC Corp. 400 141,529
SoftBank Corp. 241,400 335,407
SoftBank Group Corp. 7,300 364,002
Sompo Holdings, Inc. 6,600 198,937
Sony Group Corp. 44,100 1,106,984
Sumitomo Electric Industries Ltd. 8,600 141,393
Sumitomo Forestry Co. Ltd. 1,100 33,068
Sumitomo Mitsui Financial Group, Inc. 27,500 695,796
Sumitomo Mitsui Trust Group, Inc. 4,200 104,167
Suntory Beverage & Food Ltd. 2,100 69,277
Sysmex Corp. 3,400 64,310
T&D Holdings, Inc. 3,500 74,065
Takeda Pharmaceutical Co. Ltd.(b) 12,000 353,064
TDK Corp. 13,600 140,180
Terumo Corp. 9,600 179,020
Toho Co. Ltd. 300 14,805
Tokio Marine Holdings, Inc. 12,300 470,383
Tokyo Electron Ltd. 2,600 348,597
Tokyo Gas Co. Ltd. 4,300 136,548
Tokyu Corp. 4,700 52,800
TOPPAN Holdings, Inc. 3,500 94,600
Toray Industries, Inc. 18,300 123,960
Toyota Industries Corp.(b) 800 67,765
Toyota Motor Corp. 85,400 1,489,475
Trend Micro, Inc. 1,300 86,803
Unicharm Corp. 4,600 36,480
West Japan Railway Co.(b) 4,200 81,667
Yamaha Motor Co. Ltd. 8,300 65,962
Yaskawa Electric Corp. 1,300 32,329
ZOZO, Inc.(b) 5,100 48,725
21,936,648

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Jordan (0.0%)(c)
Hikma Pharmaceuticals plc 1,555 $ 39,149
Luxembourg (0.1%)
Eurofins Scientific SE(b) 1,345 71,583
Netherlands (3.1%)
Aalberts NV 1,630 54,991
ABN AMRO Bank NV CVA(d) 2,822 59,076
Adyen NV(a)(d) 192 291,899
Aegon Ltd. 7,462 48,815
Akzo Nobel NV 1,469 90,032
Arcadis NV 660 33,542
Argenx SE(a) 382 223,298
ASM International NV 324 145,532
ASML Holding NV 2,450 1,605,406
ASR Nederland NV 216 12,374
BE Semiconductor Industries NV 549 56,526
Euronext NV(d) 571 82,549
IMCD NV 417 55,303
ING Groep NV 18,632 362,441
JDE Peet's NV 1,238 27,068
Koninklijke Ahold Delhaize NV 8,156 304,788
Koninklijke KPN NV 27,778 117,652
Koninklijke Vopak NV 1,223 53,029
NN Group NV 602 33,380
Randstad NV 756 31,227
Universal Music Group NV(b) 6,239 171,557
Wolters Kluwer NV 1,898 294,609
4,155,094
New Zealand (0.1%)
Auckland International Airport Ltd. 12,204 56,608
Fisher & Paykel Healthcare Corp. Ltd. 1,771 33,724
Meridian Energy Ltd. 7,723 24,554
Xero Ltd.(a) 724 70,008
184,894
Norway (0.7%)
DNB Bank ASA 6,187 162,016
Gjensidige Forsikring ASA 1,864 42,841
Kongsberg Gruppen ASA 956 139,483
Mowi ASA 5,629 104,119
Norsk Hydro ASA 23,092 132,397
Orkla ASA 10,457 114,602
Salmar ASA 856 41,007
Schibsted ASA, Class A 1,625 43,835
Telenor ASA 6,950 99,420
879,720
Portugal (0.1%)
EDP SA 10,834 36,457
Jeronimo Martins SGPS SA 2,726 57,773
94,230
Singapore (1.3%)
DBS Group Holdings Ltd. 13,650 472,119
Grab Holdings Ltd., Class A(a) 11,113 50,342
Oversea-Chinese Banking Corp. Ltd. 22,900 294,868
Sea Ltd. ADR(a) 1,890 246,626
Singapore Airlines Ltd. 16,800 84,903
Singapore Exchange Ltd. 6,900 68,664
Singapore Technologies Engineering Ltd. 16,400 82,882
Shares Value
Singapore Telecommunications Ltd. 67,900 $ 173,345
STMicroelectronics NV 1,070 23,134
United Overseas Bank Ltd. 9,200 260,822
1,757,705
South Africa (0.3%)
Anglo American plc 15,402 426,759
South Korea (3.0%)
Delivery Hero SE(a)(d) 1,312 31,168
Doosan Enerbility Co. Ltd.(a) 6,198 98,705
Hana Financial Group, Inc. 2,903 117,500
HD Hyundai Electric Co. Ltd. 159 31,530
HMM Co. Ltd. 3,041 40,395
Hyundai Mobis Co. Ltd. 783 138,521
Hyundai Motor Co. 1,287 172,357
Kakao Corp. 1,532 40,680
KB Financial Group, Inc. 2,589 138,901
Kia Corp. 2,050 128,499
Krafton, Inc.(a) 251 57,018
LG Chem Ltd. 555 92,343
LG Electronics, Inc. 880 46,137
LG Energy Solution Ltd.(a) 531 120,624
Meritz Financial Group, Inc. 630 52,197
NAVER Corp. 1,161 150,595
POSCO Holdings, Inc. 1,384 261,762
Samsung Biologics Co. Ltd.(a)(d) 103 70,928
Samsung C&T Corp. 534 42,394
Samsung Electro-Mechanics Co. Ltd. 455 39,892
Samsung Electronics Co. Ltd. 34,848 1,367,888
Samsung Heavy Industries Co. Ltd.(a) 5,120 46,871
Samsung Life Insurance Co. Ltd. 529 29,782
Shinhan Financial Group Co. Ltd. 3,594 114,837
SK Hynix, Inc. 3,860 499,899
SK Square Co. Ltd.(a) 526 33,364
3,964,787
Spain (2.5%)
Aena SME SA(d) 552 129,284
Amadeus IT Group SA 2,877 219,318
Banco Bilbao Vizcaya Argentaria SA 33,272 451,332
Banco de Sabadell SA 15,079 42,083
Banco Santander SA 96,200 644,514
Bankinter SA 7,809 86,507
CaixaBank SA 26,152 202,867
Cellnex Telecom SA(d) 3,576 126,945
EDP Renovaveis SA 6,326 52,739
Grifols SA(a) 3,081 27,312
Iberdrola SA 42,678 689,447
Industria de Diseno Textil SA 6,837 338,962
Naturgy Energy Group SA 1,336 37,156
Redeia Corp. SA 2,922 58,641
Telefonica SA(b) 35,444 166,870
3,273,977
Sweden (2.8%)
AddTech AB, Class B 1,448 42,179
Alfa Laval AB 2,058 87,813
Assa Abloy AB, Class B 6,991 208,580
Atlas Copco AB, Class A 27,326 433,332
Beijer Ref AB, Class B(b) 3,743 52,355

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Sweden (cont’d)
Boliden AB 4,683 $ 152,485
Castellum AB(a) 5,447 60,042
Epiroc AB, Class A 6,777 135,583
EQT AB(b) 2,664 80,621
Essity AB, Class B(b) 3,763 106,843
H & M Hennes & Mauritz AB, Class B(b) 4,283 56,180
Hexagon AB, Class B 15,632 165,856
Holmen AB, Class B(b) 772 30,506
Industrivarden AB, Class A 1,818 66,521
Indutrade AB 1,941 53,489
Investment AB Latour, Class B 406 10,998
Investor AB, Class B 12,874 382,116
L E Lundbergforetagen AB, Class B 565 28,217
Lifco AB, Class B 1,586 55,981
Nibe Industrier AB, Class B(b) 17,610 66,450
Saab AB, Class B 2,631 103,036
Sagax AB, Class B(b) 1,415 29,646
Sandvik AB 7,550 157,733
Skandinaviska Enskilda Banken AB, Class A(a)
(b) 10,048 164,438
Skanska AB, Class B(a) 1,819 39,975
SKF AB, Class B(a)(b) 2,815 56,626
SSAB AB, Class A 17,419 107,441
Svenska Cellulosa AB SCA, Class B(a) 5,214 68,600
Svenska Handelsbanken AB, Class A(b) 7,249 81,600
Sweco AB, Class B 727 13,004
Swedbank AB, Class A(b) 5,930 134,448
Swedish Orphan Biovitrum AB(a) 1,334 38,142
Tele2 AB, Class B 1,354 18,259
Telia Co. AB 12,693 45,825
Trelleborg AB, Class B 1,653 61,142
Volvo AB, Class B(a)(b) 12,168 354,927
3,750,989
Switzerland (4.4%)
ABB Ltd. 10,872 555,705
Adecco Group AG 1,593 47,572
Avolta AG 421 18,292
Bachem Holding AG(b) 820 48,012
Baloise Holding AG 471 98,597
Belimo Holding AG 143 87,445
BKW AG 172 30,057
Chocoladefabriken Lindt & Spruengli AG 1 130,892
Cie Financiere Richemont SA 2,966 512,772
Clariant AG(a) 2,819 30,350
DSM-Firmenich AG 1,341 132,474
Emmi AG 2 1,831
Flughafen Zurich AG 232 54,860
Geberit AG 500 310,840
Georg Fischer AG 1,160 84,178
Givaudan SA 50 214,649
Helvetia Holding AG 239 49,356
Julius Baer Group Ltd. 1,277 87,616
Kuehne + Nagel International AG 328 75,447
Logitech International SA 778 65,005
Lonza Group AG 461 282,530
On Holding AG, Class A(a) 1,690 74,225
Partners Group Holding AG 116 163,373
PSP Swiss Property AG 373 58,267
Shares Value
Schindler Holding AG 419 $ 126,453
SFS Group AG 78 9,804
SGS SA 1,207 119,950
Sika AG 971 233,997
Sonova Holding AG 324 93,937
Straumann Holding AG 500 59,879
Swatch Group AG (The), Class BR 226 38,752
Swiss Life Holding AG 161 146,132
Swiss Prime Site AG 626 76,844
Swisscom AG 160 92,144
TE Connectivity plc 2,313 326,873
Temenos AG 654 50,342
UBS Group AG 17,118 519,906
VAT Group AG(d) 213 75,791
Zurich Insurance Group AG 828 575,585
5,760,734
Taiwan (5.3%)
Accton Technology Corp. 3,000 52,044
Advantech Co. Ltd. 1,099 12,412
ASE Technology Holding Co. Ltd. 24,000 103,366
Cathay Financial Holding Co. Ltd. 75,000 138,243
Chang Hwa Commercial Bank Ltd. 103,712 55,444
Chunghwa Telecom Co. Ltd. 24,000 92,885
CTBC Financial Holding Co. Ltd. 131,000 155,649
Delta Electronics, Inc. 9,000 97,583
E Ink Holdings, Inc. 5,000 39,907
E.Sun Financial Holding Co. Ltd. 50,000 43,295
Eva Airways Corp. 63,000 76,941
Evergreen Marine Corp. Taiwan Ltd. 14,000 92,975
Far EasTone Telecommunications Co. Ltd. 29,000 80,355
Fubon Financial Holding Co. Ltd. 69,470 178,474
Gigabyte Technology Co. Ltd. 3,000 21,866
Global Unichip Corp. 1,000 31,624
Hotai Motor Co. Ltd. 1,020 18,494
Inventec Corp. 30,000 38,130
Lite-On Technology Corp. 16,000 43,804
MediaTek, Inc. 9,000 376,779
Mega Financial Holding Co. Ltd. 105,819 127,164
Nanya Technology Corp.(a) 61,000 68,712
Novatek Microelectronics Corp. 2,000 32,829
Quanta Computer, Inc. 24,000 162,277
Realtek Semiconductor Corp. 1,000 15,752
Taishin Financial Holding Co. Ltd. 137,045 70,994
Taiwan Mobile Co. Ltd. 24,000 84,210
Taiwan Semiconductor Manufacturing Co. Ltd. 144,000 3,946,692
TCC Group Holdings Co. Ltd. 141,000 136,106
Unimicron Technology Corp. 9,000 25,073
Uni-President Enterprises Corp. 64,000 155,169
United Microelectronics Corp. 103,000 138,512
Wan Hai Lines Ltd. 27,000 63,592
Yang Ming Marine Transport Corp. 38,000 85,150
Yuanta Financial Holding Co. Ltd. 96,291 97,009
6,959,511
United Kingdom (10.0%)
3i Group plc 6,521 304,594
Admiral Group plc 1,342 49,406
Ashtead Group plc 3,349 179,359
Associated British Foods plc 2,367 58,400

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
United Kingdom (cont’d)
AstraZeneca plc 10,203 $ 1,483,246
Auto Trader Group plc(d) 7,604 73,099
Aviva plc 20,123 144,318
BAE Systems plc 27,448 552,936
Barclays plc 92,592 344,225
Barratt Redrow plc 8,733 47,707
Beazley plc 1,964 23,518
Berkeley Group Holdings plc 910 42,130
British Land Co. plc (The) 6,122 29,212
BT Group plc 56,956 122,021
Bunzl plc 2,662 101,990
Centrica plc 23,205 44,768
Coca-Cola Europacific Partners plc 2,216 192,858
Compass Group plc 14,900 491,378
ConvaTec Group plc(d) 14,246 47,331
Croda International plc 1,014 38,286
DCC plc 1,726 114,711
Diageo plc 15,241 396,606
Diploma plc 833 41,384
Halma plc 4,905 163,533
Howden Joinery Group plc 4,314 40,067
HSBC Holdings plc 114,015 1,287,070
IMI plc 670 16,331
Informa plc 13,932 138,466
InterContinental Hotels Group plc 1,616 172,258
Intermediate Capital Group plc 2,171 54,798
International Consolidated Airlines Group SA 8,403 28,309
Intertek Group plc 1,550 100,211
Investec plc 4,401 27,242
J Sainsbury plc 16,121 48,979
Kingfisher plc 17,863 58,448
Land Securities Group plc 4,584 32,568
Legal & General Group plc 45,783 143,592
Lloyds Banking Group plc 480,916 447,778
London Stock Exchange Group plc 2,912 431,077
LondonMetric Property plc 13,643 32,321
M&G plc 20,135 51,629
Marks & Spencer Group plc 9,158 42,055
Melrose Industries plc 11,827 72,583
National Grid plc 35,020 456,668
NatWest Group plc 42,947 250,644
Next plc 1,028 147,200
Pearson plc 4,153 65,341
Persimmon plc 1,976 30,413
Phoenix Group Holdings plc 11,847 87,459
Reckitt Benckiser Group plc 4,020 271,585
RELX plc 15,729 786,914
Rentokil Initial plc 11,024 49,499
Rightmove plc 6,198 54,891
Sage Group plc (The) 8,431 131,451
Schroders plc 12,574 56,491
Segro plc 3,036 27,091
Severn Trent plc 2,163 70,717
Smith & Nephew plc 7,446 104,359
Smiths Group plc 3,161 78,847
Spirax Group plc 460 36,722
SSE plc 6,738 138,739
Standard Chartered plc 13,714 201,863
Shares Value
Subsea 7 SA 2,526 $ 40,240
Taylor Wimpey plc 24,237 33,844
Tesco plc 58,799 252,394
Tritax Big Box REIT plc 17,101 31,015
Unilever plc 17,141 1,020,741
UNITE Group plc (The) 2,976 31,292
United Utilities Group plc 6,211 80,913
Vodafone Group plc 160,683 151,313
Weir Group plc (The) 2,287 68,538
Whitbread plc 1,842 58,272
Wise plc, Class A(a) 7,279 88,855
WPP plc 3,399 25,518
13,242,627
United States (10.2%)
Alcon AG 3,243 305,055
ARM Holdings plc ADR(a)(b) 7,110 759,277
BP plc 127,282 717,021
Chubb Ltd. 2,032 613,644
CSL Ltd. 3,731 581,150
CyberArk Software Ltd.(a) 447 151,086
Experian plc 6,604 304,376
Ferrovial SE 3,591 159,900
Flex Ltd.(a) 3,589 118,724
Garmin Ltd. 922 200,194
GFL Environmental, Inc.(b) 1,809 87,380
GSK plc 29,627 559,517
Haleon plc 44,404 224,445
Holcim AG 4,725 504,705
ICON plc(a) 565 98,869
James Hardie Industries plc CDI(a) 8,770 210,868
Monday.com Ltd.(a) 389 94,589
Nestle SA 17,435 1,760,645
Novartis AG 12,280 1,358,060
QIAGEN NV(a) 1,561 62,674
Roche Holding AG 4,442 1,458,575
Sanofi SA 8,187 902,257
Schneider Electric SE 3,873 882,595
Spotify Technology SA(a) 874 480,726
Stellantis NV 14,297 158,644
Swiss Re AG 1,669 282,977
Waste Connections, Inc.(b) 2,210 430,758
13,468,711
Total Common Stocks
(Cost $118,842,974) 131,209,166
No. of
Warrants
Warrants (0.0%)(c)
Canada (
0.0%
)(c)
Constellation Software, Inc.
Expires 03/31/2040 (a)(e)
(
Cost $0
) 97 –

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
No. of
Rights
Rights (0.0%) (c)
Belgium
(
0.0%
)(c)
Elia Group SA/NV(a)
Expires 04/03/2025 (a)
(
Cost $0
)   341 1,663
Shares Value
Short-Term Investments (2.6%)
Investment Company (0.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.27% (See Note G)
(Cost $176,227)
176,227 $ 176,227
Security held as Collateral on Loaned Securities ( 2.5% )
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.27% (See Note G)
(Cost $3,323,953)
3,323,953 3,323,953
Total Short-Term Investments
(Cost $3,500,180)
3,500,180
Total Investments ( 101.9% )
(Cost $122,343,154 ) including
$6,487,853 of Securities Loaned (f) 134,711,009
Liabilities in Excess of Other Assets
(
-1.9%
) (2,464,010)
NET ASSETS (100.0%) $132,246,999
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management.
(a) Non-income producing security.
(b) All or a portion of this security was on loan at March 31, 2025.
(c) Amount is less than 0.05%.
(d) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e) At March 31, 2025, the fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(f) At March 31, 2025, the aggregate cost for federal income tax purposes is $122,343,154. The aggregate gross unrealized
appreciation is $17,759,306 and the aggregate gross unrealized depreciation is $5,391,451, resulting in net unrealized appreciation of $12,367,855.
ADR American Depositary Receipt
ARM Adjustable Rate Mortgage
CDI CREST Depository Interest
CVA Dutch Certification
REIT Real Estate Investment Trust
Portfolio Composition*
Classification
Percentage of Total
Investments
Other** 65.2%
Banks 14.2
Semiconductors & Semiconductor Equipment 7.1
Pharmaceuticals 6.8
Insurance 6.7
Total Investments 100.0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31,
2025.
** Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2025 (unaudited)
Calvert International Responsible Index ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2025
Assets:
Investments in Securities of Unaffiliated Issuers, at Value
(1)
(Cost $118,842,974) $ 131,210,829
Investment in Security of Affiliated Issuers, at Value (Cost $3,500,180) 3,500,180
Total Investments in Securities, at Value (Cost $122,343,154) 134,711,009
Foreign Currency, at Value (Cost $265,222) 264,637
Receivable for Investments Sold 36,622
Dividends Receivable 614,574
Receivable from Securities Lending Income 762
Total Assets
135,627,604
Liabilities:
Due to Custodian 36,622
Collateral on Securities Loaned, at Value 3,323,953
Payable for Management Fee 19,679
Payable to Bank 351
Total Liabilities
3,380,605
Net Assets
$ 132,246,999
Net Assets Consist of:
Paid-in-Capital $ 121,975,082
Total Distributable Earnings 10,271,917
Net Assets
$ 132,246,999
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 2,300,000
Net Asset Value Per Share
$ 57 .50
(1)
Including:
—
Securities on Loan, at Value: $ 6,487,853

Semi-Annual Report — March 31, 2025 (unaudited)
Calvert International Responsible Index ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2025
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $137,925 of Foreign Taxes Withheld) $ 1,215,884
Dividends from Security of Affiliated Issuer (Note G) 5,003
Income from Securities Loaned - Net 2,336
Total Investment Income 1,223,223
Expenses:
Management Fee (Note B) 102,721
Total Expenses 102,721
Rebate from Morgan Stanley Affiliate (Note G) (110)
Net Expenses 102,611
Net Investment Income
1,120,612
Realized Gain (Loss):
Investments Sold (1,544,431)
In-kind Redemptions on Investments 1,258,672
Foreign Currency Transactions (11,012)
Net Realized Loss (296,771)
Change in Unrealized Appreciation (Depreciation):
Investments (4,953,720)
Foreign Currency Translation (9,460)
Net Change in Unrealized Appreciation (Depreciation) (4,963,180)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
(5,259,951)
Net Decrease in Net Assets Resulting from Operations $ (4,139,339)

Semi-Annual Report — March 31, 2025
Calvert International Responsible Index ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 1,120,612  $ 2,224,567
Net Realized Loss (296,771) (1,178,370)
Net Change in Unrealized Appreciation (Depreciation) (4,963,180) 19,512,368
Net Increase (Decrease) in Net Assets Resulting from Operations (4,139,339) 20,558,565
Dividends and Distributions to Shareholders:
Dividends and Distributions (1,438,619) (2,208,567)
Total Dividends and Distributions to Shareholders (1,438,619) (2,208,567)
Capital Share Transactions:
(1)
Subscribed In-Kind 23,832,800  43,344,328
Redeemed In-Kind (5,792,396) –
Net Increase in Net Assets Resulting from Capital Share Transactions 18,040,404  43,344,328
Total Increase in Net Assets 12,462,446  61,694,326
Net Assets:
Beginning of Period 119,784,553  58,090,227
End of Period $ 132,246,999  $ 119,784,553
Capital Share Transactions:
Beginning of Period 2,000,000  1,200,000
Shares Subscribed In-Kind 400,000  800,000
Shares Redeemed In-Kind (100,000) –
Shares Outstanding, End of Period Net Increase in 2,300,000  2,000,000
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the
Financial Statements.

Semi-Annual Report — March 31, 2025
Financial Highlights
Calvert International Responsible Index ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$ 59 .89 $ 48 .41 $ 50 .00
Income (Loss) from Investment Operations:
— — —
Net Investment Income
(2)
0 .57 1 .39 1 .02
Net Realized and Unrealized Gain (Loss) ( 2 .24 ) 11 .37 ( 1 .82 )
Total from Investment Operations ( 1 .67 ) 12 .76 ( 0 .80 )
Distributions from and/or in Excess of:
— — —
Net Investment Income ( 0 .72 ) ( 1 .28 ) ( 0 .79 )
Net Asset Value, End of Period
$ 57 .50 $ 59 .89 $ 48 .41
Total Return
(3)
( 2 .77 ) %
(4)
26 .55% ( 1 .66 ) %
(4)
Ratios to Average Net Assets and Supplemental Data:
$132,247 $119,785 $—
Net Assets, End of Period (Thousands) $ 132,247 $ 119,785 $ 58,090
Ratio of Expenses
(5)
0 .18%
(6)
0 .18% 0 .18%
(6)
Ratio of Net Investment Income
(5)
1 .96%
(6)
2 .52% 3 .01%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(6) (7)
0 .00%
(7)
0 .00%
(6) (7)
Portfolio Turnover Rate
(8)
5%
(4)
10% 13%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

14
Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”), is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert In-
ternational Responsible Index ETF (the “Fund”), which seeks
to track the performance of the Calvert International Responsi-
ble Index. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the rele-
vant exchanges. If only bid prices are available then the
latest bid price may be used. Listed equity securities not
traded on the valuation date with no reported bid and
asked prices available on the exchange are valued at the
mean between the current bid and asked prices obtained
from one or more reputable brokers/dealers. In cases
where a security is traded on more than one exchange,
the security is valued on the exchange designated as the
primary market; (2) all other equity portfolio securities
for which over-the-counter (“OTC”) market quotations
are readily available are valued at the latest reported
sales price (or at the market official closing price if such market reports an official closing price), and if there was
no trading in the security on a given day and if there is
no official closing price from relevant markets for that
day, the security is valued at the mean between the last
reported bid and asked prices if such bid and asked prices
are available on the relevant markets. An unlisted equity
security that does not trade on the valuation date and for
which bid and asked prices from the relevant markets are
unavailable is valued at the mean between the current bid
and asked prices obtained from one or more reputable
brokers/dealers; (3) certain portfolio securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or the pricing service/vendor or exchange is
unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (4) when market quo-
tations are not readily available, as defined by Rule 2a-5
under the Act, including circumstances under which the
Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under the
general supervision of the Trustees; (5) foreign exchange
transactions ("spot contracts") and foreign exchange
forward contracts ("forward contracts") are valued daily
using an independent pricing vendor at the spot and for-
ward rates, respectively, as of the close of the NYSE; and
(6) investments in mutual funds, including the Morgan
Stanley Institutional Liquidity Funds, are valued at the
net asset value (“NAV”) as of the close of each business
day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2025:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
Following is a reconciliation of investments in which
significant unobservable inputs (Level 3) were used in
determining fair value:
3. Foreign Currency Translation and Foreign Invest-
ments:
The books and records of the Fund are main-
tained in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars as follows:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$ 131,209
(1)
$ — $ — $ 131,209
Rights
2 — — 2
Warrants
— — —
(2)
—
(2)
Short-Term Investments
Investment Company 3,500 — — 3,500
Total Assets $134,711 $— $— $134,711
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
(2) Includes a security valued at zero.
Warrants
(000)
Beginning Balance
$ —
Purchases —
Sales —
Transfers in —
(1)
Transfers out —
Corporate actions —
Change in unrealized appreciation (depreciation) —
Realized gains (losses) —
Ending Balance
$ —
(1)
Net change in unrealized appreciation (depreciation)
from Investments still held as of March 31, 2025 $ —
(1) Includes a security valued at zero.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
investments, other assets and liabilities at the prevail-
ing rate of exchange on the valuation date;
investment transactions and investment income at
the prevailing rates of exchange on the dates of such
transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates and market values at the close of
the period, the Fund does not isolate that portion of the
results of operations arising as a result of changes in the
foreign exchange rates from the fluctuations arising from
changes in the market prices of securities held at period
end. Similarly, the Fund does not isolate the effect of
changes in foreign exchange rates from the fluctuations
arising from changes in the market prices of securities
sold during the period. Accordingly, realized and unre-
alized foreign currency gains (losses) on investments in
securities are included in the reported net realized and
unrealized gains (losses) on investment transactions and
balances. However, pursuant to U.S. federal income tax
regulations, gains and losses from certain foreign currency
transactions and the foreign currency portion of gains
and losses realized on sales and maturities of foreign de-
nominated debt securities are treated as ordinary income
for U.S. federal income tax purposes.
Net realized gains (losses) on foreign currency transac-
tions represent net foreign exchange gains (losses) from
foreign currency forward exchange contracts, disposition
of foreign currencies, currency gains (losses) realized be-
tween the trade and settlement dates on securities transac-
tions, and the difference between the amount of invest-
ment income and foreign withholding taxes recorded on
the Fund’s books and the U.S. dollar equivalent amounts
actually received or paid. The change in unrealized cur-
rency gains (losses) on foreign currency translation for the period is reflected in the Statement of Operations.
4. Securities Lending:
The Fund lends securities to qual-
ified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair
value of the securities loaned that might occur and any
interest earned or dividends declared on those securities
during the term of the loan would remain in the Fund.
The Fund would receive cash or securities as collateral in
an amount equal to or exceeding 100% of the current fair
value of the loaned securities. The collateral is marked-
to-market daily by JPMorgan Chase Bank N.A. (“JP-
Morgan”), the securities lending agent, to ensure that a
minimum of 100% collateral coverage is maintained.
Based on pre-established guidelines, the securities lending
agent invests any cash collateral that is received in an
affiliated money market portfolio. Securities lending
income is generated from the earnings on the invested
collateral and borrowing fees, less any rebates owed to the
borrowers and compensation to the lending agent, and is
recorded as “Income from Securities Loaned — Net” in
the Fund’s Statement of Operations. Risks in securities
lending transactions are that a borrower may not provide
additional collateral when required or return the securities when due, and that the value of the short-term invest-
ments will be less than the amount of cash collateral plus
any rebate that is required to be returned to the borrower.
The Fund has the right under the securities lending
agreement to recover the securities from the borrower on
demand.
The following table presents financial instruments that are
subject to enforceable netting arrangements as of March
31, 2025:
FASB ASC 860, "Transfers & Servicing: Repur-
chase-to-Maturity Transactions, Repurchase Financings,
and Disclosures", is intended to provide increased trans-
parency about the types of collateral pledged in securities
lending transactions and other similar transactions that
are accounted for as secured borrowings.
The following table displays a breakdown of transactions
accounted for as secured borrowings, the gross obligations
by class of collateral pledged and the remaining contrac-
tual maturity of those transactions as of March 31, 2025:
Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset
Amount
Presented in the
Statement of
Assets and
Liabilities
(000)
Financial
Instrument
(000)
Collateral
Received
(000)
Net Amount
(not less
than $0)
(000)
$6,488(a) $– $6,488(b)(c) $–
(a) Represents market value of loaned securities at period end.
(b) The Fund received cash collateral of $3,323,953, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $3,626,224 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
5. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
6. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
7. Security Transactions and Income:
Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend at fair value.
8. Segment Reporting:
During the reporting period, the
Fund adopted FASB Accounting Standards Update No.
2023-07, Segment Reporting (Topic 280): Improvements
to Reportable Segment Disclosures, (ASU 2023-07), which
requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single report-
able segment, an investment company whose investment
objective is included at the beginning of the Notes to the
Financial Statements. In connection with the adoption
of ASU 2023-07, the Fund’s President acts as the Fund’s
Chief Operating Decision Maker ("CODM"), who is
responsible for assessing the performance of the Fund’s
single segment and deciding how to allocate the segment’s
resources. To perform this function, the CODM reviews
the information in the Fund’s financial statements.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.18% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
Remaining Contractual Maturity of the Agreements
Overnight
and
Continuous
(000)
<30 days
(000)
Between
30 &
90 days
(000)
>90 Days
(000)
Total
(000)
Securities
Lending
Transactions
Common Stocks $3,324 $— $— $— $3,324
Total Borrowings $3,324 $— $— $— $3,324
Gross amount
of recognized
liabilities for
securities
lending
transactions $3,324

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
The Fund will only issue or redeem shares aggregated into
blocks of 100,000 shares or multiples thereof (“Creation
Units”) to Authorized Participants who have entered into
agreements with Foreside Fund Services, LLC, which is the
Fund's Distributor. An Authorized Participant is either (1) a
“Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement Sys-
tem of the National Securities Clearing Corporation) (“Clear-
ing Process”), or (2) a participant of Depository Trust Compa-
ny (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units.
The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of period end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
 For the six months ended March 31, 2025, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $7,487,173 and $6,184,707, re-
spectively. There were no purchases and sales of long-term U.S.
Government securities for the six months ended March 31,
2025. Purchases and Sales related to In-Kind transactions were
$21,247,376 and $5,200,921, respectively, for the six months ended March 31, 2025.
The Fund invests in the Institutional Class of the Morgan Stan-
ley Institutional Liquidity Funds — Government Portfolio (the
“Liquidity Fund”), an open-end management investment com-
pany managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Manage-
ment fees paid by the Fund are reduced by an amount equal
to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, management fees paid were reduced by
$110 relating to the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended March 31, 2025 is as follows:
The Fund is permitted to purchase and sell securities (“cross-
trade”) from and to other Morgan Stanley funds as well as
other funds and client accounts for which the Adviser or an
affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with
Rule 17a-7 under the Act (the “Rule”). As a result of a
change in the Rule 2a-5 (aka the "Valuation Rule"), which
impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a
" readily available market quotation " for the security. The
Fund's Rule 17a-7  policy was amended effective September 8,
2022, to reflect the new requirement of Rule 2a-5.
For the six months ended March 31, 2025, the Fund did not
engage in any cross-trade transactions.
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes
Affiliated
Investment
Company
Value
September
30,
2024
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity Fund $ 115 $ 16,747 $ 13,362 $ 5
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2025
(000)
Liquidity Fund $ – $ – $ 3,500

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. Each of the tax years in the two year period ended September 30, 2024 re-
mains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the year ended
September 30, 2024.
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2024, the Fund had available for federal
income tax purposes unused short-term and long-term capital
losses of $1,087,081 and $508,909, respectively, that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, com-
panies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events
adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may un-
derperform or otherwise be adversely affected due to inflation
(or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global de-
mand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events, such as ter-
rorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the
U.S. and global financial markets. The occurrence of such
events may be sudden and unexpected, and it is difficult to pre-
dict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the
Fund's portfolio, as well as its ability to sell securities and/or
2024
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$2,208,567 $–
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$677,411 $–
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$750,201 $–

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
20
Morgan Stanley ETF Trust
meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial per-
formance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments
of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Tracking Error Risk:
Tracking error risk refers to the risk
that the Fund’s performance may not match or correlate to that of the index it attempts to track, either on a daily or aggre-
gate basis. Because the Fund uses a representative sampling
indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. Tracking error may occur because of, among other things, transaction
costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the index or the need to meet new or
existing regulatory requirements. Factors such as Fund expens-
es, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund invest-
ments imposed by Fund diversification and/or concentration
policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the index are not reduced by investment and other operating
expenses, including the trading costs associated with imple-
menting changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected.
Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal cir-
cumstances. The Fund may be required to deviate its invest-
ments from the securities and relative weightings of the index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.
Index Related Risk:
The Fund’s return may not track the
return of the index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund
incurs a number of operating expenses not applicable to the
index, and incurs costs in buying and selling securities, espe-
cially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, the
Fund’s return may differ from the return of the index because of, among other things, pricing differences and the inability to purchase certain securities included in the index due to regu-
latory or other restrictions.
In addition, because the Fund uses a representative sampling approach, the Fund can be expected to be less correlated with the return of the index as when a fund purchases all of the
securities in an index in the proportions in which they are rep-
resented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the index may be heightened during times of
increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/
or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Trading Risk:
  The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to
the intraday value of the Fund’s holdings. You may pay signifi-
cantly more or receive significantly less than the Fund's NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges
imposed by brokers as determined by that broker. Brokerage
commissions are often a fixed amount and may be a significant

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
21
Morgan Stanley ETF Trust
proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants
that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading vol-
ume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transactions Risk:
 The Fund may
experience adverse effects when certain shareholders, or share-
holders collectively, purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may
invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achiev-
ing a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the
size of the Fund would be maintained at such levels or that the
Fund would continue to meet applicable listing requirements.
Such larger than normal redemptions may cause the Fund to
sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity.
Similarly, large Fund share purchases may adversely affect the
Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also result in gains for the Fund, which may increase taxable dis-
tributions to shareholders, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, lead-
ing to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain
circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material
upward or downward effect on the market price of the shares.

CVIE-NCSR 3.31.25
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert Ultra-Short
Investment Grade ETF
NYSE Arca: CVSB
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2025 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Items 6 and 7 of Form N-CSR:
Portfolio of Investments
...................................................................................
2
Statement of Assets and Liabilities
........................................................................
8
Statement of Operations
..................................................................................
9
Statements of Changes in Net Assets
.....................................................................
10
Financial Highlights
.......................................................................................
11
Notes to Financial Statements
.............................................................................
12
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments
Calvert Ultra-Short Investment Grade ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (92.0%)
Asset-Backed Securities ( 19 .1% )
Alaska Airlines Pass-Through Trust,
2020-1
8.00%, 8/15/25(a) $ 101,983 $ 103,011
Ally Bank Auto Credit-Linked Notes,
2024-A
5.83%, 5/17/32(a) 418,662 424,157
2024-B
5.12%, 9/15/32(a) 397,558 399,458
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 119,692 121,122
Auxilior Term Funding LLC,
2024-1A
5.84%, 3/15/27(a) 166,348 167,553
BHG Securitization Trust,
2022-C
5.93%, 10/17/35(a) 734,271 735,575
Blue Owl Asset Leasing Trust LLC,
2024-1A
5.05%, 3/15/29(a) 2,314,194 2,318,830
Cajun Global LLC,
2021-1
3.93%, 11/20/51(a) 630,500 607,282
Chesapeake Funding II LLC,
2024-1A
SOFR30A + 0.77%,
5.12%, 5/15/36(a)(b) 160,641 160,910
Clarus Capital Funding LLC,
2024-1A
4.71%, 8/20/32(a) 241,445 241,670
Crossroads Asset Trust,
2024-A
5.90%, 8/20/30(a) 878,171 890,062
DB Master Finance LLC,
2017-1A
4.03%, 11/20/47(a) 209,250 204,804
2019-1A
4.02%, 5/20/49(a) 560,385 555,068
2021-1A
2.05%, 11/20/51(a) 445,050 424,967
DLLMT LLC,
2024-1A
5.08%, 2/22/27(a) 235,000 235,575
DLLST LLC,
2024-1A
5.33%, 1/20/26(a) 57,209 57,277
Domino's Pizza Master Issuer LLC,
2015-1A
4.47%, 10/25/45(a) 1,182,563 1,180,252
2018-1A
4.12%, 7/25/48(a) 710,625 707,321
Driven Brands Funding LLC,
2019-1A
4.64%, 4/20/49(a) 1,045,670 1,040,668
Enterprise Fleet Financing LLC,
2023-1
5.51%, 1/22/29(a) 133,558 134,061
Face
Amount Value
2024-2
5.74%, 12/20/26(a) $ 178,167 $ 179,225
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) 124,372 126,471
2024-2A
5.89%, 6/15/30(a) 63,826 64,680
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 96,639 97,287
J.P. Morgan Mortgage Trust,
2023-HE2
SOFR30A + 1.70%,
6.04%, 3/20/54(a)(b) 605,325 609,337
2024-HE1
SOFR30A + 1.50%,
5.84%, 8/25/54(a)(b) 1,649,823 1,657,159
2024-HE2
SOFR30A + 1.20%,
5.54%, 10/20/54(a)(b) 191,783 193,061
LAD Auto Receivables Trust,
2023-2A
5.93%, 6/15/27(a) 29,718 29,756
2023-3A
6.12%, 9/15/27(a) 99,669 100,065
Lendbuzz Securitization Trust,
2023-1A
6.92%, 8/15/28(a) 582,033 591,404
2023-2A
7.09%, 10/16/28(a) 647,413 659,250
2023-3A
7.50%, 12/15/28(a) 600,706 616,072
2024-1A
6.19%, 8/15/29(a) 110,133 111,297
2024-3A
4.97%, 10/15/29(a) 245,772 246,048
Mercury Financial Credit Card Master Trust,
2024-2A
6.56%, 7/20/29(a) 207,000 209,980
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
7.00%, 7/25/50(a)(b) 100,837 102,074
Octane Receivables Trust,
2023-1A
5.87%, 5/21/29(a) 25,791 25,885
2024-2A
5.80%, 7/20/32(a) 370,742 374,990
2024-3A
4.94%, 5/20/30(a) 1,800,000 1,805,191
2024-RVM1
5.01%, 1/22/46(a) 487,676 490,555
Oportun Funding Trust,
2024-3
5.26%, 8/15/29(a) 662,478 662,971
Oportun Issuance Trust,
2024-1A
6.33%, 4/8/31(a) 780,759 781,427

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (19.1%) (cont’d)
2024-1A
6.55%, 4/8/31(a) $ 317,000 $ 318,351
2025-A
5.01%, 2/8/33(a) 525,000 525,223
Oscar US Funding XV LLC,
2023-1A
6.07%, 9/10/26(a) 81,873 82,032
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 114,764 115,076
Pagaya Ai Debt Grantor Trust,
2024-9
5.07%, 3/15/32(a) 223,152 223,501
Pagaya AI Debt Grantor Trust,
2025-1
5.16%, 7/15/32(a) 1,050,000 1,052,020
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 421,105 424,717
2024-2A
4.74%, 4/20/27(a) 270,000 270,140
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
5.68%, 7/25/51(a)(b) 480,712 482,136
2021-1A
CME Term SOFR 1 Month + 2.61%,
6.93%, 7/25/51(a)(b) 602,340 610,477
2021-1A
CME Term SOFR 1 Month + 6.01%,
10.33%, 7/25/51(a)(b) 195,895 202,435
Prosper Marketplace Issuance Trust,
2023-1A
7.06%, 7/16/29(a) 1,730 1,731
2024-1A
6.12%, 8/15/29(a) 198,221 198,747
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 640,839 643,504
2025-1A
4.96%, 8/16/32(a) 427,838 427,945
Sabey Data Center Issuer LLC,
2020-1
3.81%, 4/20/45(a) 173,182 172,923
Santander Bank Auto Credit-Linked Notes,
2022-B
11.91%, 8/16/32(a) 636,668 645,919
SERVPRO Master Issuer LLC,
2019-1A
3.88%, 10/25/49(a) 539,128 528,743
SFS Auto Receivables Securitization Trust,
2024-1A
5.35%, 6/21/27(a) 37,522 37,571
SoFi Consumer Loan Program Trust,
2025-1
4.80%, 2/27/34(a) 520,000 520,430
Face
Amount Value
Stack Infrastructure Issuer LLC,
2020-1A
1.89%, 8/25/45(a) $ 312,000 $ 308,032
2021-1A
1.88%, 3/26/46(a) 1,090,000 1,057,126
Taco Bell Funding LLC,
2016-1A
4.97%, 5/25/46(a) 2,221,875 2,220,340
Theorem Funding Trust,
2022-2A
9.27%, 12/15/28(a) 1,345,000 1,380,278
2022-3A
8.95%, 4/15/29(a) 500,000 514,901
2023-1A
7.58%, 4/15/29(a) 14,902 14,993
Tricolor Auto Securitization Trust,
2024-2A
6.36%, 12/15/27(a) 109,898 110,598
2024-3A
5.22%, 6/15/28(a) 489,688 491,035
Vantage Data Centers Issuer LLC,
2020-1A
1.65%, 9/15/45(a) 800,000 787,091
Wendy's Funding LLC,
2019-1A
3.78%, 6/15/49(a) 467,661 460,441
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 156,000 156,116
35,428,380
Commercial Mortgage-Backed Securities ( 11 .7% )
BPR Trust
CME Term SOFR 1 Month + 1.90%,
6.22%, 4/15/37(a)(b) 805,000 806,699
CME Term SOFR 1 Month + 3.00%,
7.32%, 5/15/39(a)(b) 150,000 150,561
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.06%,
5.38%, 9/15/36(a)(b) 425,000 421,497
CAMB Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.55%,
5.87%, 12/15/37(a)(b) 286,543 286,255
CME Term SOFR 1 Month + 2.05%,
6.37%, 12/15/37(a)(b) 288,000 287,711
CENT Trust
CME Term SOFR 1 Month + 2.62%,
6.94%, 9/15/38(a)(b) 595,000 598,346
Connecticut Avenue Securities Trust
SOFR30A + 1.00%,
5.34%, 12/25/41(a)(b) 58,992 59,117
SOFR30A + 2.95%,
7.29%, 6/25/42(a)(b) 275,864 283,274
Extended Stay America Trust
CME Term SOFR 1 Month + 1.19%,
5.51%, 7/15/38(a)(b) 476,383 476,684
CME Term SOFR 1 Month + 1.49%,
5.81%, 7/15/38(a)(b) 692,920 693,140

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (11.7%) (cont’d)
FHLMC STACR REMIC Trust
SOFR30A + 1.35%,
5.69%, 2/25/44(a)(b) $ 98,194 $ 98,504
FHLMC, REMIC
SOFR30A + 0.51%,
4.86%, 1/15/42(b) 235,348 234,250
SOFR30A + 0.66%,
5.01%, 4/15/36(b) 197,319 196,138
SOFR30A + 1.00%,
5.32%, 3/25/55(b) 1,013,000 1,014,477
SOFR30A + 1.00%,
5.34%, 3/25/55(b) 397,250 397,188
SOFR30A + 1.10%,
5.44%, 5/25/54(b) 786,444 789,657
SOFR30A + 1.20%,
5.54%, 3/25/54(b) 2,234,125 2,240,529
SOFR30A + 1.25%,
5.59%, 3/25/54(b) 671,431 675,689
SOFR30A + 1.43%,
5.77%, 12/25/54(b) 2,888,999 2,898,749
FNMA, REMIC
SOFR30A + 0.36%,
4.70%, 6/25/36(b) 167,147 166,102
SOFR30A + 0.65%,
4.99%, 2/25/38(b) 220,259 220,119
SOFR30A + 0.95%,
5.29%, 1/25/54(b) 629,799 631,985
SOFR30A + 1.05%,
5.39%, 12/25/54(b) 943,165 942,929
GNMA
SOFR30A + 0.90%,
5.24%, 7/20/53(b) 1,003,892 1,003,737
SOFR30A + 1.05%,
5.39%, 12/20/54(b) 1,010,626 1,013,611
HILT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.94%,
6.26%, 5/15/37(a)(b) 505,000 506,420
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.96%, 6/15/41(a)(b) 760,600 763,453
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 1.75%,
6.05%, 3/15/42(a)(b) 865,000 861,763
J.P. Morgan Chase Commercial Mortgage Securities Trust
CME Term SOFR 1 Month + 1.41%,
5.73%, 4/15/38(a)(b) 100,000 99,940
Marlette Funding Trust
6.50%, 4/15/33(a) 225,085 226,320
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.92%,
5.23%, 4/15/38(a)(b) 167,591 167,385
NRTH Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.96%, 3/15/39(a)(b) 760,000 761,900
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.81%, 12/15/39(a)(b) 637,000 638,992
Face
Amount Value
Reach Abs Trust
6.30%, 2/18/31(a) $ 101,715 $ 102,459
SHR Trust
CME Term SOFR 1 Month + 1.95%,
6.27%, 10/15/41(a)(b) 605,000 607,269
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.91%, 6/15/39(a)(b) 510,000 509,684
21,832,533
Corporate Bonds ( 51 .2% )
Automobiles (1.2%)
General Motors Co.
6.13%, 10/1/25 159,000 159,819
Hyundai Capital America
1.50%, 6/15/26(a)(c) 69,000 66,432
5.71%, 11/3/25(a)(b) 464,000 466,229
5.80%, 6/26/25(a) 901,000 902,899
Volkswagen Group of America Finance LLC
4.90%, 8/14/26(a) 400,000 400,565
5.18%, 3/20/26(a)(b) 250,000 250,260
2,246,204
Banks (21.1%)
ABN AMRO Bank NV
4.75%, 7/28/25(a) 581,000 580,142
Australia & New Zealand Banking Group Ltd.
4.93%, 3/18/26(a)(b) 250,000 250,619
Banco Bilbao Vizcaya Argentaria SA
5.86%, 9/14/26(b) 1,533,000 1,540,231
Banco Santander SA
2.75%, 5/28/25 50,000 49,835
Bank of America Corp.
3.38%, 4/2/26(b) 196,000 195,990
3.95%, 4/21/25 200,000 199,869
4.83%, 7/22/26(b) 4,856,000 4,858,511
Bank of Ireland Group plc
6.25%, 9/16/26(a)(b) 1,488,000 1,498,389
Bank of Nova Scotia (The)
4.50%, 12/16/25 951,000 949,483
Barclays plc
7.33%, 11/2/26(b) 900,000 913,063
BNP Paribas SA
4.38%, 9/28/25(a) 799,000 795,969
Citigroup, Inc.
3.11%, 4/8/26(b) 2,225,000 2,224,269
5.61%, 9/29/26(b) 1,610,000 1,617,836
HSBC Holdings plc
4.29%, 9/12/26(b) 825,000 823,223
Intesa Sanpaolo SpA
5.71%, 1/15/26(a) 1,000,000 1,002,966
7.00%, 11/21/25(a) 760,000 769,773
JPMorgan Chase & Co.
2.08%, 4/22/26(b) 821,000 819,670
4.08%, 4/26/26(b) 2,919,000 2,916,777
KeyBank NA
4.15%, 8/8/25 1,273,000 1,269,635
Lloyds Banking Group plc
4.45%, 5/8/25 250,000 249,899

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (51.2%) (cont’d)
National Bank of Canada
4.70%, 3/5/27(b) $ 1,465,000 $ 1,466,855
5.42%, 7/2/27(b) 300,000 301,598
5.60%, 7/2/27(b)(c) 250,000 253,094
PNC Financial Services Group, Inc. (The)
5.81%, 6/12/26(b) 1,260,000 1,262,062
Royal Bank of Canada
4.95%, 4/25/25 140,000 140,033
Santander Holdings USA, Inc.
5.81%, 9/9/26(b) 1,021,000 1,024,856
Santander UK Group Holdings plc
6.83%, 11/21/26(b) 1,518,000 1,537,181
Societe Generale SA
5.25%, 2/19/27(a) 849,000 855,576
5.52%, 1/19/28(a)(b) 225,000 227,289
Swedbank AB
6.14%, 9/12/26(a) 792,000 810,826
Synovus Financial Corp.
5.20%, 8/11/25 1,719,000 1,718,011
Truist Financial Corp.
4.26%, 7/28/26(b) 1,802,000 1,798,781
UniCredit SpA
2.57%, 9/22/26(a)(b) 475,000 469,811
Wells Fargo & Co.
3.91%, 4/25/26(b) 3,600,000 3,597,637
4.54%, 8/15/26(b) 353,000 352,863
39,342,622
Capital Markets (4.8%)
Apollo Management Holdings LP
4.40%, 5/27/26(a) 75,000 74,918
Charles Schwab Corp. (The)
3.85%, 5/21/25 75,000 74,919
Citadel LP
4.88%, 1/15/27(a) 876,000 875,417
Goldman Sachs Bank USA
5.41%, 5/21/27(b) 220,000 222,113
Goldman Sachs Group, Inc. (The)
5.80%, 8/10/26(b) 3,680,000 3,695,076
HAT Holdings I LLC
3.38%, 6/15/26(a) 1,035,000 1,004,606
8.00%, 6/15/27(a) 684,000 708,952
Jefferies Financial Group, Inc.
5.00%, 2/10/26 888,000 889,079
UBS Group AG
5.71%, 1/12/27(a)(b) 1,450,000 1,461,564
9,006,644
Consumer Finance (4.4%)
Ally Financial, Inc.
5.80%, 5/1/25 1,537,000 1,538,083
Capital One Financial Corp.
4.99%, 7/24/26(b) 909,000 909,289
Ford Motor Credit Co. LLC
5.13%, 6/16/25(c) 3,800,000 3,797,613
General Motors Financial Co., Inc.
5.70%, 4/7/25(b) 1,000,000 1,000,148
Face
Amount Value
Harley-Davidson Financial Services, Inc.
3.35%, 6/8/25(a) $ 720,000 $ 717,082
Synchrony Financial
4.88%, 6/13/25 275,000 274,877
8,237,092
Containers & Packaging (0.5%)
Berry Global, Inc.
4.88%, 7/15/26(a) 961,000 960,972
Electric Utilities (1.8%)
Enel Finance International NV
7.05%, 10/14/25(a)(d) 1,215,000 1,226,481
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/25 858,000 861,558
NRG Energy, Inc.
2.00%, 12/2/25(a) 1,300,000 1,273,153
3,361,192
Electronic Equipment, Instruments & Components (0.6%)
Vontier Corp.
1.80%, 4/1/26 1,083,000 1,051,539
Financial Services (1.1%)
Fiserv, Inc.
3.85%, 6/1/25 205,000 204,598
Rocket Mortgage LLC
2.88%, 10/15/26(a)(c) 455,000 436,419
Synchrony Bank
5.40%, 8/22/25(c) 1,323,000 1,324,881
1,965,898
Food Products (0.1%)
Campbell's Co. (The)
5.30%, 3/20/26 232,000 233,597
Health Care Providers & Services (0.5%)
Centene Corp.
4.25%, 12/15/27 925,000 903,325
Household Durables (0.2%)
Lennar Corp.
4.75%, 5/30/25 290,000 289,950
Independent Power and Renewable Electricity Producers (0.4%)
AES Corp. (The)
1.38%, 1/15/26 730,000 710,074
Insurance (3.2%)
American National Group, Inc.
5.00%, 6/15/27 245,000 245,081
Athene Global Funding
1.61%, 6/29/26(a) 37,000 35,685
5.23%, 1/7/27(a)(b) 1,230,000 1,232,772
5.24%, 5/8/26(a)(b) 1,045,000 1,047,431
5.68%, 2/23/26(a) 863,000 871,876
Corebridge Global Funding
5.35%, 6/24/26(a) 375,000 378,885
GA Global Funding Trust
1.63%, 1/15/26(a) 690,000 673,115
3.85%, 4/11/25(a) 940,000 939,750

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (51.2%) (cont’d)
Protective Life Global Funding
5.08%, 4/10/26(a)(b) $ 500,000 $ 502,451
5,927,046
IT Services (0.0%)(e)
Genpact Luxembourg SARL
1.75%, 4/10/26 69,000 66,871
Machinery (0.1%)
Westinghouse Air Brake Technologies Corp.
3.20%, 6/15/25(c) 150,000 149,405
Media (1.5%)
Charter Communications Operating LLC
4.91%, 7/23/25 1,836,000 1,835,661
Discovery Communications LLC
4.90%, 3/11/26 900,000 900,310
2,735,971
Multi-Utilities (0.5%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(d) 891,000 896,416
Office REITs (0.5%)
COPT Defense Properties LP
2.25%, 3/15/26 935,000 911,261
Passenger Airlines (1.7%)
Delta Air Lines, Inc.
4.75%, 10/20/28(a) 449,000 447,274
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a) 2,662,227 2,653,243
3,100,517
Pharmaceuticals (0.2%)
Royalty Pharma plc
1.20%, 9/2/25 436,000 429,284
Professional Services (0.5%)
Concentrix Corp.
6.65%, 8/2/26(c) 679,000 692,887
Verisk Analytics, Inc.
4.00%, 6/15/25 273,000 272,861
965,748
Semiconductors & Semiconductor Equipment (1.0%)
Intel Corp.
2.60%, 5/19/26 975,000 953,897
4.88%, 2/10/26 37,000 37,055
NXP BV
2.70%, 5/1/25 974,000 972,292
1,963,244
Software (1.0%)
Oracle Corp.
2.50%, 4/1/25 293,000 293,000
2.95%, 5/15/25 1,600,000 1,596,407
1,889,407
Specialized REITs (1.7%)
EPR Properties
4.50%, 4/1/25 1,783,000 1,783,000
Face
Amount Value
4.75%, 12/15/26 $ 302,000 $ 300,738
Equinix, Inc.
1.25%, 7/15/25(c) 1,025,000 1,014,705
3,098,443
Technology Hardware, Storage & Peripherals (1.3%)
Dell International LLC
4.90%, 10/1/26 672,000 674,769
Hewlett Packard Enterprise Co.
4.90%, 10/15/25(d) 567,000 567,448
HP, Inc.
2.20%, 6/17/25 1,125,000 1,118,322
2,360,539
Trading Companies & Distributors (1.3%)
Air Lease Corp.
1.88%, 8/15/26 37,000 35,637
Aircastle Ltd.
5.25%, 8/11/25(a) 1,461,000 1,462,051
Aviation Capital Group LLC
4.88%, 10/1/25(a) 956,000 955,846
2,453,534
95,256,795
U.S. Government and Agency Securities ( 10 .0% )
U.S. Treasury Notes
0.38%, 1/31/26 6,490,000 6,293,076
2.50%, 2/28/26 5,216,000 5,141,926
4.50%, 3/31/26 7,156,700 7,186,804
18,621,806
Total Fixed Income Securities
(Cost $170,716,596)
171,139,514
–
Shares
Short-Term Investments ( 9 .5% )
Investment Company ( 2 .9% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.27%
(See Note G)
(Cost $5,461,189)
5,461,189 5,461,189
Security held as Collateral on Loaned Securities ( 0 .3% )
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.27%
(See Note G)
(Cost $564,745)
564,745 564,745
Face
Amount
Commercial Paper ( 6 .3% )
Brookfield Infrastructure Holdings
Canada, Inc.
4.86%, 11/18/25 $ 2,070,000 2,010,766
Brookfield Renewable Partners LP
5.02%, 6/17/25 1,070,000 1,059,361
5.08%, 6/9/25 1,070,000 1,060,447
CVS Health Corp.
5.07%, 7/23/25 1,580,000 1,556,436

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Paper (6.3%) (cont’d)
HA Sustainable Infrastructure Capital,
Inc.
4.93%, 4/16/25(a) $ 810,000 $ 807,678
Harley-Davidson Financial Services,
Inc.
4.89%, 5/22/25(a) 1,230,000 1,221,539
5.11%, 5/16/25(a) 485,000 482,050
HSBC USA, Inc.
5.86%, 6/5/25 250,000 247,951
Sonoco Products Co.
5.12%, 4/21/25 1,060,000 1,056,905
TELUS Corp.
5.01%, 6/13/25(a) 1,080,000 1,069,809
Whirlpool Corp.
5.12%, 4/10/25 1,060,000 1,058,530
Total Commercial Paper
(Cost $11,624,229)
11,631,472
Total Short-Term Investments
(Cost $17,650,163)
17,657,406
Total Investments ( 101 .5% )
( Cost $ 188,366,759 ) including
$ 688,674 of Securities Loaned (f) 188,796,920
Liabilities in Excess of Other Assets (-1.5%)
(2,791,181)
Net Assets (100.0%) $186,005,739
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) All or a portion of this security was on loan at March 31, 2025.
(d) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.
(e) Amount is less than 0.05%.
(f) At March 31, 2025, the aggregate cost for federal income tax purposes is $188,366,759. The aggregate gross unrealized
appreciation is $462,988 and the aggregate gross unrealized
depreciation is $32,827, resulting in net unrealized appreciation of
$430,161.
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
Futures Contracts:
The Fund had the following futures contracts open at March 31, 2025:
Number of
Contracts
Expiration
Date
Notional
Amount Value Unrealized
Appreciation
Long:
U.S. Treasury 2 Year Notes 2 Jun-25 $ 400,000 $ 414,344 $ 1,992
Portfolio Composition*
Classification
Percentage of Total
Investments
Other** 29 .7%
Banks 20 .9
Asset-Backed Securities 18 .8
Commercial Mortgage-Backed Securities 11 .6
U.S. Government and Agency Securities 9 .9
Short-Term Investments 9 .1
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31,
2025.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 414,344 and total unrealized appreciation of $ 1,992 .

Semi-Annual Report — March 31, 2025 (unaudited)
Calvert Ultra-Short Investment Grade ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2025
Assets:
Investments in Securities of Unaffiliated Issuers, at Value
(1)
(Cost $182,340,825) $ 182,770,986
Investment in Security of Affiliated Issuers, at Value (Cost $6,025,934) 6,025,934
Total Investments in Securities, at Value (Cost $188,366,759) 188,796,920
Due from Custodian 103,638
Receivable for Investments Sold 10,955,423
Interest Receivable 1,318,564
Dividends Receivable 17,914
Receivable for Variation Margin on Futures Contracts 23,698
Receivable from Securities Lending Income 139
Total Assets
201,216,296
Liabilities:
Collateral on Securities Loaned, at Value 564,745
Payable for Investments Purchased 1,106,118
Payable for Fund Shares Redeemed 12,649,404
Payable for Management Fee 41,587
Payable for Dividends to Shareholders 843,514
Payable to Bank 5,189
Total Liabilities
15,210,557
Net Assets
$ 186,005,739
Net Assets Consist of:
Paid-in-Capital $ 185,741,858
Total Distributable Earnings 263,881
Net Assets
$ 186,005,739
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 3,675,000
Net Asset Value Per Share
$ 50 .61
(1)
Including:
—
Securities on Loan, at Value: $ 688,674

Semi-Annual Report — March 31, 2025 (unaudited)
Calvert Ultra-Short Investment Grade ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2025
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 4,611,852
Dividends from Securities of Unaffiliated Issuers 1,044
Dividends from Security of Affiliated Issuer (Note G) 140,637
Income from Securities Loaned - Net 452
Total Investment Income 4,753,985
Expenses:
Management Fee (Note B) 226,127
Total Expenses 226,127
Rebate from Morgan Stanley Affiliate (Note G) (4,726)
Net Expenses 221,401
Net Investment Income
4,532,584
Realized Gain (Loss):
Investments Sold 86,662
In-kind Redemptions on Investments 30,169
Futures Contracts 8,073
Net Realized Gain 124,904
Change in Unrealized Appreciation (Depreciation):
Investments 26,713
Futures Contracts 3,357
Net Change in Unrealized Appreciation (Depreciation) 30,070
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
154,974
Net Increase in Net Assets Resulting from Operations $ 4,687,558

Semi-Annual Report — March 31, 2025
Calvert Ultra-Short Investment Grade ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 4,532,584  $ 3,211,047
Net Realized Gain 124,904  152,635
Net Change in Unrealized Appreciation (Depreciation) 30,070  397,811
Net Increase in Net Assets Resulting from Operations 4,687,558  3,761,493
Dividends and Distributions to Shareholders:
Dividends and Distributions (5,039,661) (3,140,530)
Total Dividends and Distributions to Shareholders (5,039,661) (3,140,530)
Capital Share Transactions:
(1)
Subscribed 120,586,719  51,853,688
Subscribed In-Kind 3,799,266  –
Redeemed (24,075,419) –
Redeemed In-Kind (12,702,734) –
Net Increase in Net Assets Resulting from Capital Share Transactions 87,607,832  51,853,688
Total Increase in Net Assets 87,255,729  52,474,651
Net Assets:
Beginning of Period 98,750,010  46,275,359
End of Period $ 186,005,739  $ 98,750,010
Capital Share Transactions:
Beginning of Period 1,950,000  925,000
Shares Subscribed 2,375,000  1,025,000
Shares Subscribed In-Kind 75,000  –
Shares Redeemed (475,000) –
Shares Redeemed In-Kind (250,000) –
Shares Outstanding, End of Period
(2)
Net Increase in
(2)
3,675,000  1,950,000
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the
Financial Statements.
(2) At September 30, 2024, Morgan Stanley Investment Management Inc. held approximately 36.1% of the outstanding shares of the Fund.

Semi-Annual Report — March 31, 2025
Financial Highlights
Calvert Ultra-Short Investment Grade ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$ 50 .64 $ 50 .03 $ 50 .00
Income (Loss) from Investment Operations:
— — —
Net Investment Income
(2)
1 .22 2 .87 1 .82
Net Realized and Unrealized Gain (Loss) 0 .01 0 .48 ( 0 .07 )
Total from Investment Operations 1 .23 3 .35 1 .75
Distributions from and/or in Excess of:
— — —
Net Investment Income ( 1 .26 ) ( 2 .74 ) ( 1 .72 )
Net Asset Value, End of Period
$ 50 .61 $ 50 .64 $ 50 .03
Total Return
(3)
2 .44%
(4)
6 .89% 3 .54%
(4)
Ratios to Average Net Assets and Supplemental Data:
$186,006 $98,750 $—
Net Assets, End of Period (Thousands) $ 186,006 $ 98,750 $ 46,275
Ratio of Expenses
(5)
0 .24%
(6)
0 .24% 0 .24%
(6)
Ratio of Net Investment Income
(5)
4 .81%
(6)
5 .70% 5 .42%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .01%
(6)
0 .00%
(7)
0 .00%
(6) (7)
Portfolio Turnover Rate 61%
(4) (8)
81% 54%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

12
Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert
Ultra-Short Investment Grade ETF (the “Fund”), which seeks
to maximize income, to the extent consistent with preservation of capital. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or the pricing service/vendor or exchange is
unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (2) futures are valued at
the settlement price on the exchange on which they trade
or, if a settlement price is unavailable, at the last sale price on the exchange; (3) when market quotations are not
readily available, as defined by Rule 2a-5 under the Act,
including circumstances under which the Adviser deter-
mines that the closing price, last sale price or the mean
between the last reported bid and asked prices are not
reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith
under procedures established by and under the general
supervision of the Trustees; (4) investments in mutual
funds, including the Morgan Stanley Institutional Liquid-
ity Funds, are valued at the net asset value (“NAV”) as of
the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
13
Morgan Stanley ETF Trust
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2025 :
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Securities Lending:
The Fund lends securities to qual-
ified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair
value of the securities loaned that might occur and any
interest earned or dividends declared on those securities
during the term of the loan would remain in the Fund.
The Fund would receive cash or securities as collateral in
an amount equal to or exceeding 100% of the current fair
value of the loaned securities. The collateral is marked-
to-market daily by JPMorgan Chase Bank N.A. (“JP-
Morgan”), the securities lending agent, to ensure that a
minimum of 100% collateral coverage is maintained.
Based on pre-established guidelines, the securities lending
agent invests any cash collateral that is received in an
affiliated money market portfolio. Securities lending
income is generated from the earnings on the invested
collateral and borrowing fees, less any rebates owed to the
borrowers and compensation to the lending agent, and is
recorded as “Income from Securities Loaned — Net” in
the Fund’s Statement of Operations. Risks in securities
lending transactions are that a borrower may not provide
additional collateral when required or return the securities when due, and that the value of the short-term invest-
ments will be less than the amount of cash collateral plus
any rebate that is required to be returned to the borrower.
The Fund has the right under the securities lending
agreement to recover the securities from the borrower on
demand.
The following table presents financial instruments that are
subject to enforceable netting arrangements as of March
31, 2025:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 35,428 $ — $ 35,428
Commercial
Mortgage-Backed
Securities — 21,833 — 21,833
Corporate Bonds — 95,257 — 95,257
U.S. Government and
Agency Securities — 18,622 — 18,622
— — — —
Total Fixed Income
Securities — 171,140 — 171,140
Short-Term Investments
Investment Company 6,026 — — 6,026
Commercial Paper — 11,631 — 11,631
Total Short-Term
Investments 6,026 11,631 — 17,657
Futures Contracts
2 — — 2
Total Assets $6,028 $182,771 $— $188,799
Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset
Amount
Presented in the
Statement of
Assets and
Liabilities
(000)
Financial
Instrument
(000)
Collateral
Received
(000)
Net Amount
(not less
than $0)
(000)
$689(a) $– $689(b)(c) $–
(a) Represents market value of loaned securities at period end.
(b) The Fund received cash collateral of $564,745, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $146,546 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the
Portfolio of Investments.
(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
FASB ASC 860, "Transfers & Servicing: Repur-
chase-to-Maturity Transactions, Repurchase Financings,
and Disclosures", is intended to provide increased trans-
parency about the types of collateral pledged in securities
lending transactions and other similar transactions that
are accounted for as secured borrowings.
The following table displays a breakdown of transactions
accounted for as secured borrowings, the gross obligations
by class of collateral pledged and the remaining contrac-
tual maturity of those transactions as of March 31, 2025:
4. Derivatives:
The Fund may, but is not required to, use
derivative instruments for a variety of purposes, including
hedging, risk management, portfolio management or to
earn income. Derivatives are financial instruments whose
value is based, in part, on the value of an underlying
asset, interest rate, index or financial instrument. Prevail-
ing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A deriva-
tive instrument often has risks similar to its underlying
asset and may have additional risks, including imperfect
correlation between the value of the derivative and the
underlying asset, risks of default by the counterparty to
certain transactions, magnification of losses incurred due
to changes in the market value of the securities, instru-
ments, indices or interest rates to which the derivative
instrument relates, risks that the transactions may not
be liquid and risks arising from margin requirements,
risks arising from mispricing or valuation complexity and
operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than,
the risks associated with other portfolio investments.
Derivatives may involve the use of highly specialized
instruments that require investment techniques and risk
analyses different from those associated with other port-
folio investments. All of the Fund’s holdings, including
derivative instruments, are marked-to-market each day
with the change in value reflected in unrealized appreci-
ation (depreciation). Upon disposition, a realized gain or
loss is recognized.
Certain derivative transactions may give rise to a form of
leverage. Leverage magnifies the potential for gain and the
risk of loss. Leverage associated with derivative transac-
tions may cause the Fund to liquidate portfolio positions
when it may not be advantageous to do so to satisfy its
obligations or may cause the Fund to be more volatile
than if the Fund had not been leveraged. Although the
Adviser seeks to use derivatives to further the Fund’s
investment objectives, there is no assurance that the use
of derivatives will achieve this result.
Following is a description of the derivative instruments
and techniques that the Fund used during the period and
their associated risks:
Futures: A futures contract is a standardized, exchange
traded agreement to buy or sell a specific quantity of
an underlying asset, reference rate or index at a specif-
ic price at a specific future time. The value of a futures
contract tends to increase and decrease in tandem with
the value of the underlying instrument. Depending on
the terms of the particular contract, futures contracts are
settled through either physical delivery of the underlying
instrument on the settlement date or by payment of a
cash settlement amount on the settlement date. During
the period the futures contract is open, payments are
received from or made to the broker based upon changes
in the value of the contract (the variation margin) and are
recorded as unrealized gains or losses by the Fund.  Gains
(losses) are realized upon the expiration or closing of the
futures contract. A decision as to whether, when and
how to use futures contracts involves the exercise of skill
and judgment and even a well-conceived futures trans-
action may be unsuccessful because of market behavior
or unexpected events. In addition to the derivatives risks
discussed above, the prices of futures contracts can be
highly volatile, using futures contracts can lower total
return and the potential loss from futures contracts can
exceed the Fund’s initial investment in such contracts. No
assurance can be given that a liquid market will exist for
any particular futures contract at any particular time.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”),
is intended to improve financial reporting about deriv-
Remaining Contractual Maturity of the Agreements
Overnight
and
Continuous
(000)
<30 days
(000)
Between
30 &
90 days
(000)
>90 Days
(000)
Total
(000)
Securities
Lending
Transactions
Common Stocks $565 $— $— $— $565
Total Borrowings $565 $— $— $— $565
Gross amount
of recognized
liabilities for
securities
lending
transactions $565

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
ative instruments by requiring enhanced disclosures to
enable investors to better understand how and why the
Fund uses derivative instruments, how these derivative
instruments are accounted for and their effects on the
Fund’s financial position and results of operations.
The following tables set forth the fair value of the Fund’s
derivative contracts by primary risk exposure as of March
31, 2025:
The following tables set forth by primary risk exposure
the Fund’s realized gains (losses) and change in unrealized
appreciation (depreciation) by type of derivative contract
for the six months ended  March 31, 2025 in accordance
with ASC 815:
For the six months ended March 31, 2025, the approx-
imate average monthly amount outstanding for each
derivative type is as follows:
5. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
6. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
7. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
8. Segment Reporting:
During the reporting period, the
Fund adopted FASB Accounting Standards Update No.
2023-07, Segment Reporting (Topic 280): Improvements
to Reportable Segment Disclosures, (ASU 2023-07), which
requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single report-
able segment, an investment company whose investment
objective is included at the beginning of the Notes to the
Financial Statements. In connection with the adoption
of ASU 2023-07, the Fund’s President acts as the Fund’s
Chief Operating Decision Maker ("CODM"), who is
responsible for assessing the performance of the Fund’s
single segment and deciding how to allocate the segment’s
resources. To perform this function, the CODM reviews
the information in the Fund’s financial statements.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.24% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary
Asset Derivatives
Statement of Assets
and Primary Risk
Liabilities Location Exposure Value
Futures Contracts
Variation Margin on
Futures Contracts
Interest Rate
Risk $1,992(a)
(a) This Amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of investments. The Statement of Assets and
Liabilities only reflects the current day's net variation margin.
Realized Gain (Loss)
Primary Risk Exposure Derivative Type Value
Interest Rate Risk Futures Contracts $ 8,073
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure Derivative Type Value
Interest Rate Risk Futures Contracts $3,357
Futures Contracts:
Average monthly notional value ................... $858,363

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 25,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of period end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
 For the six months ended March 31, 2025, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term invest-
ments and In-Kind transactions were $107,697,936 and
$42,681,800, respectively. For the six months ended March
31, 2025, purchases and sales of long-term U.S. Government
securities were $45,109,274 and $30,388,540, respective-
ly. Purchases and Sales related to In-Kind transactions were
$2,373,733 and $7,820,675, respectively, for the six months
ended March 31, 2025.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management invest-
ment company managed by the Adviser, both directly and as
a portion of the securities held as collateral on loaned secu-
rities. Management fees paid by the Fund are reduced by an
amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, management fees paid
were reduced by $4,726 relating to the Fund’s investment in
the Liquidity Fund.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended March 31, 2025 is as follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. Each of the tax years in the two year period ended September 30, 2024 re-
mains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the year ended
September 30, 2024.
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
During the year ended September 30, 2024, the Fund utilized
capital loss carryforwards for U.S. federal income tax purposes of $49,706.
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, com-
panies, issuers, sectors, asset classes or governments. The risks
Affiliated
Investment
Company
Value
September
30,
2024
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity Fund $ 3,721 $ 130,445 $ 128,140 $ 141
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2025
(000)
Liquidity Fund $ – $ – $ 6,026
2024
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$3,130,528 $10,002
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$1,303,015 $–
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$212,705 $–

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
associated with these developments may be magnified if certain social, political, economic and other conditions and events
adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may un-
derperform or otherwise be adversely affected due to inflation
(or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global de-
mand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events, such as ter-
rorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the
U.S. and global financial markets. The occurrence of such
events may be sudden and unexpected, and it is difficult to pre-
dict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the
Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial per-
formance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments
of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/
or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to
the intraday value of the Fund’s holdings. You may pay signifi-
cantly more or receive significantly less than the Fund's NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges
imposed by brokers as determined by that broker. Brokerage
commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants
that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading vol-
ume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transactions Risk:
The Fund may
experience adverse effects when certain shareholders, or share-
holders collectively, purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may
invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achiev-

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
ing a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the
size of the Fund would be maintained at such levels or that the
Fund would continue to meet applicable listing requirements.
Such larger than normal redemptions may cause the Fund to
sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and
liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a
larger cash position than it ordinarily would. These transac-
tions may also result in gains for the Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transac-
tions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have
a material upward or downward effect on the market price of
the shares.

CVSB-NCSR 3.31.25
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert US Large-Cap
Core Responsible Index
ETF
NYSE Arca: CVLC
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2025 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Items 6 and 7 of Form N-CSR:
Portfolio of Investments
...................................................................................
2
Statement of Assets and Liabilities
........................................................................
11
Statement of Operations
..................................................................................
12
Statements of Changes in Net Assets
.....................................................................
13
Financial Highlights
.......................................................................................
14
Notes to Financial Statements
.............................................................................
15
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments
Calvert US Large-Cap Core Responsible Index ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.8%)
Aerospace & Defense ( 0 .9% )
Axon Enterprise, Inc. (a) 893 $ 469,673
Curtiss-Wright Corp. 459 145,627
General Electric Co. 12,039 2,409,606
HEICO Corp. 1,269 339,064
Hexcel Corp. 986 53,994
Moog, Inc., Class  A 340 58,939
Woodward, Inc. 678 123,728
3,600,631
Air Freight & Logistics ( 0 .4% )
CH Robinson Worldwide, Inc. 1,245 127,488
Expeditors International of Washington, Inc. 1,448 174,122
FedEx Corp. 2,329 567,764
GXO Logistics, Inc. (a) 1,168 45,645
United Parcel Service, Inc., Class  B 7,815 859,572
1,774,591
Automobile Components ( 0 .1% )
Aptiv plc (a) 2,396 142,562
Autoliv, Inc. 819 72,441
BorgWarner, Inc. 2,288 65,551
Lear Corp. 565 49,844
Modine Manufacturing Co. (a) 544 41,752
372,150
Automobiles ( 1 .8% )
Ford Motor Co. 40,996 411,190
General Motors Co. 10,491 493,392
Harley-Davidson, Inc. (b) 1,306 32,976
Rivian Automotive, Inc., Class  A (a)(b) 8,004 99,650
Tesla, Inc. (a) 25,289 6,553,897
Thor Industries, Inc. (b) 534 40,483
7,631,588
Banks ( 4 .4% )
Bank of America Corp. 69,175 2,886,673
Bank OZK (b) 1,199 52,097
BOK Financial Corp. 251 26,142
Cadence Bank 2,009 60,993
Citigroup, Inc. 20,859 1,480,780
Citizens Financial Group, Inc. 4,811 197,107
Comerica, Inc. 1,443 85,224
Commerce Bancshares, Inc. 1,438 89,487
Cullen/Frost Bankers, Inc. 661 82,757
East West Bancorp, Inc. 1,520 136,435
Fifth Third Bancorp 7,376 289,139
First Citizens BancShares, Inc., Class  A 109 202,099
First Horizon Corp. 5,720 111,082
FNB Corp. 3,938 52,966
Home BancShares, Inc. 2,041 57,699
Huntington Bancshares, Inc. 15,954 239,470
JPMorgan Chase & Co. 25,406 6,232,092
KeyCorp 10,255 163,977
M&T Bank Corp. 1,816 324,610
Old National Bancorp (b) 3,509 74,356
Pinnacle Financial Partners, Inc. 846 89,710
PNC Financial Services Group, Inc. (The) 4,375 768,994
Popular, Inc. 756 69,832
Regions Financial Corp. 10,021 217,756
SouthState Corp. 1,110 103,030
Shares Value
Synovus Financial Corp. 1,546 $ 72,260
Truist Financial Corp. 14,465 595,235
U.S. Bancorp 17,257 728,590
Webster Financial Corp. 1,884 97,120
Wells Fargo & Co. 35,542 2,551,560
Western Alliance Bancorp (b) 1,207 92,734
Wintrust Financial Corp. 727 81,758
Zions Bancorp NA 1,615 80,524
18,394,288
Beverages ( 1 .6% )
Celsius Holdings, Inc. (a) 2,187 77,901
Coca-Cola Co. (The) 41,270 2,955,757
Coca-Cola Consolidated, Inc. 78 105,300
Keurig Dr Pepper, Inc. 15,777 539,889
Monster Beverage Corp. (a) 9,038 528,904
PepsiCo, Inc. 15,605 2,339,814
6,547,565
Biotechnology ( 2 .5% )
AbbVie, Inc. 17,690 3,706,409
Alnylam Pharmaceuticals, Inc. (a) 1,242 335,365
Amgen, Inc. 5,377 1,675,204
Apellis Pharmaceuticals, Inc. (a) 1,048 22,920
Biogen, Inc. (a) 1,460 199,786
BioMarin Pharmaceutical, Inc. (a) 1,889 133,533
Blueprint Medicines Corp. (a)(b) 627 55,496
Cytokinetics, Inc. (a)(b) 1,157 46,500
Exact Sciences Corp. (a) 1,835 79,437
Exelixis, Inc. (a)(b) 2,729 100,755
Gilead Sciences, Inc. 12,469 1,397,151
Halozyme Therapeutics, Inc. (a)(b) 1,222 77,976
Incyte Corp. (a) 1,593 96,456
Insmed, Inc. (a) 1,773 135,262
Ionis Pharmaceuticals, Inc. (a)(b) 1,550 46,764
Krystal Biotech, Inc. (a)(b) 245 44,174
Madrigal Pharmaceuticals, Inc. (a)(b) 186 61,609
Moderna, Inc. (a) 3,427 97,155
Neurocrine Biosciences, Inc. (a) 972 107,503
Regeneron Pharmaceuticals, Inc. 1,058 671,015
Revolution Medicines, Inc. (a)(b) 1,617 57,177
Roivant Sciences Ltd. (a) 4,441 44,810
Sarepta Therapeutics, Inc. (a) 915 58,395
United Therapeutics Corp. (a) 442 136,255
Vaxcyte, Inc. (a)(b) 1,253 47,313
Vertex Pharmaceuticals, Inc. (a) 2,569 1,245,503
Viking Therapeutics, Inc. (a)(b) 1,092 26,372
10,706,295
Broadline Retail ( 3 .8% )
Amazon.com, Inc. (a) 80,926 15,396,981
eBay, Inc. 4,140 280,402
Etsy, Inc. (a) 945 44,585
Macy's, Inc. (b) 2,456 30,848
Ollie's Bargain Outlet Holdings, Inc. (a) 545 63,416
15,816,232
Building Products ( 1 .0% )
AAON, Inc. 824 64,379
Advanced Drainage Systems, Inc. (b) 872 94,743
Allegion plc 1,054 137,505
AO Smith Corp. 1,451 94,837

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Building Products (cont’d)
Armstrong World Industries, Inc. 383 $ 53,957
AZEK Co., Inc. (The), Class  A (a) 1,255 61,357
Carlisle Cos., Inc. 1,086 369,783
Carrier Global Corp. 9,890 627,026
Fortune Brands Innovations, Inc. 1,086 66,116
Johnson Controls International plc 8,066 646,167
Lennox International, Inc. 395 221,528
Masco Corp. 1,882 130,874
Owens Corning 2,084 297,637
Simpson Manufacturing Co., Inc. 512 80,425
Trane Technologies plc 2,742 923,835
Trex Co., Inc. (a)(b) 949 55,137
UFP Industries, Inc. 530 56,731
Zurn Elkay Water Solutions Corp. 1,341 44,226
4,026,263
Capital Markets ( 4 .1% )
Affiliated Managers Group, Inc. (b) 316 53,097
Ameriprise Financial, Inc. 1,110 537,362
Ares Management Corp., Class  A 2,137 313,306
Bank of New York Mellon Corp. (The) 7,948 666,599
BlackRock, Inc. 1,598 1,512,475
Blackstone, Inc. 8,018 1,120,756
Blue Owl Capital, Inc., Class  A 5,806 116,352
Carlyle Group, Inc. (The) 2,425 105,706
Cboe Global Markets, Inc. 1,156 261,591
Charles Schwab Corp. (The) 18,964 1,484,502
CME Group, Inc. 3,987 1,057,711
Coinbase Global, Inc., Class  A (a) 2,217 381,834
Evercore, Inc., Class  A 404 80,687
FactSet Research Systems, Inc. 378 171,854
Franklin Resources, Inc. 3,484 67,067
Goldman Sachs Group, Inc. (The) 3,447 1,883,062
Hamilton Lane, Inc., Class  A (b) 385 57,238
Houlihan Lokey, Inc., Class  A 599 96,738
Interactive Brokers Group, Inc., Class  A 1,166 193,078
Intercontinental Exchange, Inc. 6,330 1,091,925
Invesco Ltd. 4,883 74,075
Janus Henderson Group plc 1,412 51,044
Jefferies Financial Group, Inc. 1,822 97,605
KKR & Co., Inc. 7,509 868,115
LPL Financial Holdings, Inc. 822 268,909
MarketAxess Holdings, Inc. 367 79,400
Moody's Corp. 1,572 732,065
Morningstar, Inc. 251 75,267
MSCI, Inc., Class  A 748 422,994
Nasdaq, Inc. 4,574 346,984
Northern Trust Corp. 2,137 210,815
Raymond James Financial, Inc. 2,047 284,349
S&P Global, Inc. 3,064 1,556,818
SEI Investments Co. 1,065 82,676
State Street Corp. 3,184 285,063
Stifel Financial Corp. 1,115 105,100
T Rowe Price Group, Inc. 2,414 221,774
TPG, Inc., Class  A (b) 918 43,541
Tradeweb Markets, Inc., Class  A 1,282 190,326
17,249,860
Shares Value
Chemicals ( 1 .5% )
Air Products and Chemicals, Inc. 2,706 $ 798,053
Ashland, Inc. 571 33,855
Axalta Coating Systems Ltd. (a) 2,662 88,298
Balchem Corp. 396 65,736
Cabot Corp. 656 54,540
Celanese Corp., Class  A 1,334 75,731
Eastman Chemical Co. 1,402 123,530
Ecolab, Inc. 3,107 787,687
Element Solutions, Inc. 2,724 61,590
FMC Corp. 1,519 64,087
International Flavors & Fragrances, Inc. 3,087 239,582
Linde plc 5,295 2,465,564
Mosaic Co. (The) 3,860 104,259
PPG Industries, Inc. 2,770 302,899
RPM International, Inc. 1,556 179,998
Sherwin-Williams Co. (The) 2,832 988,906
6,434,315
Commercial Services & Supplies ( 0 .8% )
Brink's Co. (The) 426 36,704
Casella Waste Systems, Inc., Class  A (a) 674 75,158
Cintas Corp. 3,058 628,511
Clean Harbors, Inc. (a) 552 108,799
Copart, Inc. (a) 8,803 498,162
MSA Safety, Inc. 451 66,157
Republic Services, Inc., Class  A 2,201 532,994
Tetra Tech, Inc. 2,903 84,913
Veralto Corp. 2,282 222,381
Waste Management, Inc. 4,365 1,010,541
3,264,320
Communications Equipment ( 1 .0% )
Arista Networks, Inc. (a) 9,947 770,693
Ciena Corp. (a) 1,352 81,701
Cisco Systems, Inc. 38,163 2,355,039
F5, Inc. (a) 551 146,715
Juniper Networks, Inc. 3,161 114,397
Motorola Solutions, Inc. 1,597 699,183
4,167,728
Construction & Engineering ( 0 .3% )
AECOM 1,438 133,346
API Group Corp. (a) 2,697 96,445
Comfort Systems USA, Inc. 381 122,808
Dycom Industries, Inc. (a)(b) 303 46,159
EMCOR Group, Inc. 489 180,749
MasTec, Inc. (a) 670 78,196
Quanta Services, Inc. 1,592 404,654
Valmont Industries, Inc. 241 68,774
WillScot Holdings Corp. (b) 1,942 53,987
1,185,118
Construction Materials ( 0 .4% )
CRH plc 12,069 1,061,710
Vulcan Materials Co. 3,244 756,825
1,818,535
Consumer Finance ( 0 .9% )
Ally Financial, Inc. 3,040 110,869
American Express Co. 6,220 1,673,491
Capital One Financial Corp. 4,179 749,295

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Consumer Finance (cont’d)
Credit Acceptance Corp. (a)(b) 74 $ 38,210
Discover Financial Services 2,777 474,034
FirstCash Holdings, Inc. 430 51,737
OneMain Holdings, Inc. 1,315 64,277
SLM Corp. 2,303 67,639
SoFi Technologies, Inc. (a) 12,173 141,572
Synchrony Financial 4,296 227,430
3,598,554
Consumer Staples Distribution & Retail ( 2 .4% )
Albertsons Cos., Inc., Class  A 5,477 120,439
BJ's Wholesale Club Holdings, Inc. (a) 1,167 133,155
Casey's General Stores, Inc. 482 209,207
Costco Wholesale Corp. 3,948 3,733,940
Dollar General Corp. 1,955 171,903
Dollar Tree, Inc. (a) 1,915 143,759
Kroger Co. (The) 9,383 635,135
Performance Food Group Co. (a) 1,993 156,710
Sprouts Farmers Market, Inc. (a) 1,283 195,837
Sysco Corp. 6,379 478,680
Target Corp. 4,074 425,163
U.S. Foods Holding Corp. (a) 2,991 195,791
Walmart, Inc. 38,890 3,414,153
10,013,872
Containers & Packaging ( 0 .5% )
Amcor plc 17,655 171,254
AptarGroup, Inc. 809 120,039
Avery Dennison Corp. 954 169,783
Ball Corp. 3,449 179,589
Berry Global Group, Inc. 1,414 98,711
Crown Holdings, Inc. 1,429 127,553
Graphic Packaging Holding Co. 3,629 94,209
International Paper Co. 6,386 340,693
Packaging Corp. of America 1,079 213,664
Sealed Air Corp. 1,755 50,720
Silgan Holdings, Inc. 1,068 54,596
Smurfit WestRock plc 6,246 281,445
Sonoco Products Co. 1,192 56,310
1,958,566
Distributors ( 0 .1% )
Genuine Parts Co. 1,233 146,900
LKQ Corp. 2,291 97,459
Pool Corp. 326 103,782
348,141
Diversified Consumer Services ( 0 .1% )
Bright Horizons Family Solutions, Inc. (a) 566 71,905
Duolingo, Inc., Class  A (a) 372 115,521
H&R Block, Inc. 1,318 72,371
Service Corp. International 1,396 111,959
371,756
Diversified REITs ( 0 .0% ) (c)
Essential Properties Realty Trust, Inc. (b) 2,028 66,194
WP Carey, Inc. 2,348 148,182
214,376
Diversified Telecommunication Services ( 0 .9% )
AT&T, Inc. 68,914 1,948,888
Shares Value
Verizon Communications, Inc. 40,457 $ 1,835,129
3,784,017
Electric Utilities ( 1 .0% )
Alliant Energy Corp. 2,787 179,343
Constellation Energy Corp. 3,398 685,139
Evergy, Inc. 2,467 170,100
Eversource Energy 3,982 247,322
Exelon Corp. 10,931 503,700
IDACORP, Inc. 584 67,872
NextEra Energy, Inc. 22,362 1,585,242
NRG Energy, Inc. 2,112 201,612
Portland General Electric Co. 1,184 52,806
Xcel Energy, Inc. (b) 6,231 441,093
4,134,229
Electrical Equipment ( 1 .1% )
Acuity, Inc. 378 99,546
AMETEK, Inc. 2,815 484,574
Atkore, Inc. (b) 416 24,956
Eaton Corp. plc 4,796 1,303,697
Emerson Electric Co. 6,896 756,077
GE Vernova, Inc. 3,000 915,840
Hubbell, Inc., Class  B 655 216,746
NEXTracker, Inc., Class  A (a) 1,707 71,933
nVent Electric plc 1,999 104,788
Regal Rexnord Corp. 806 91,763
Rockwell Automation, Inc. 1,383 357,339
Sensata Technologies Holding plc 1,814 44,026
Vertiv Holdings Co., Class  A 4,580 330,676
4,801,961
Electronic Equipment, Instruments & Components ( 0 .8% )
Amphenol Corp., Class  A 14,768 968,633
Arrow Electronics, Inc. (a) 462 47,969
Avnet, Inc. 765 36,789
Badger Meter, Inc. 358 68,110
CDW Corp. 1,270 203,530
Cognex Corp. 2,078 61,987
Coherent Corp. (a) 1,875 121,763
Corning, Inc. 7,494 343,075
Insight Enterprises, Inc. (a) 241 36,148
Itron, Inc. (a) 546 57,199
Jabil, Inc. 1,023 139,200
Keysight Technologies, Inc. (a) 2,104 315,116
Littelfuse, Inc. 300 59,022
Novanta, Inc. (a) 436 55,751
TD SYNNEX Corp. 669 69,549
Teledyne Technologies, Inc. (a) 568 282,699
Trimble, Inc. (a) 3,003 197,147
Vontier Corp. 1,421 46,680
Zebra Technologies Corp., Class  A (a) 490 138,454
3,248,821
Energy Equipment & Services ( 0 .2% )
Baker Hughes Co., Class  A 23,229 1,020,915
Entertainment ( 1 .8% )
Electronic Arts, Inc. 2,264 327,193
Liberty Media Corp-Liberty Formula One,
Class  A (a) 2,487 202,616
Liberty Media Corp-Liberty Live, Class  A (a) 668 44,916

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Entertainment (cont’d)
Live Nation Entertainment, Inc. (a) 1,537 $ 200,702
Netflix, Inc. (a) 4,083 3,807,520
ROBLOX Corp., Class  A (a) 5,315 309,811
Roku, Inc., Class  A (a) 1,228 86,500
Take-Two Interactive Software, Inc. (a) 1,562 323,725
Walt Disney Co. (The) 18,003 1,776,896
Warner Bros Discovery, Inc. (a) 23,304 250,052
Warner Music Group Corp., Class  A 1,355 42,479
7,372,410
Financial Services ( 3 .3% )
Affirm Holdings, Inc., Class  A (a) 2,552 115,325
Apollo Global Management, Inc. 4,495 615,545
Corpay, Inc. (a) 651 227,017
Equitable Holdings, Inc. 3,401 177,158
Essent Group Ltd. 1,116 64,416
Euronet Worldwide, Inc. (a) 393 41,992
Fidelity National Information Services, Inc. 5,087 379,897
Fiserv, Inc. (a) 5,356 1,182,766
Jack Henry & Associates, Inc. 696 127,090
Jackson Financial, Inc., Class  A 791 66,270
Mastercard, Inc., Class  A 7,877 4,317,541
MGIC Investment Corp. 2,645 65,543
Mr Cooper Group, Inc. (a) 654 78,218
PayPal Holdings, Inc. (a) 9,477 618,374
PennyMac Financial Services, Inc. 352 35,239
Radian Group, Inc. (b) 1,589 52,548
Shift4 Payments, Inc., Class  A (a)(b) 637 52,049
Toast, Inc., Class  A (a) 4,243 140,740
Visa, Inc., Class  A (b) 15,961 5,593,692
Voya Financial, Inc. 1,055 71,487
WEX, Inc. (a) 371 58,255
14,081,162
Food Products ( 0 .9% )
Bunge Global SA 1,735 132,589
Campbell's Co. (The) 2,567 102,475
Conagra Brands, Inc. 6,206 165,514
Darling Ingredients, Inc. (a) 2,049 64,011
Flowers Foods, Inc. 2,550 48,475
Freshpet, Inc. (a) 628 52,231
General Mills, Inc. 7,180 429,292
Hershey Co. (The) 1,922 328,720
Hormel Foods Corp. 3,807 117,788
Ingredion, Inc. 832 112,495
J.M. Smucker Co. (The) 1,356 160,564
Kellanova 3,845 317,174
Kraft Heinz Co. (The) 11,598 352,927
Lamb Weston Holdings, Inc. 1,831 97,592
Lancaster Colony Corp. 270 47,250
McCormick & Co., Inc. (Non-Voting) 3,459 284,710
Mondelez International, Inc., Class  A 16,880 1,145,308
3,959,115
Gas Utilities ( 0 .0% ) (c)
Southwest Gas Holdings, Inc. 672 48,250
UGI Corp. (b) 2,335 77,218
125,468
Ground Transportation ( 0 .9% )
JB Hunt Transport Services, Inc. 840 124,278
Shares Value
Knight-Swift Transportation Holdings, Inc.,
Class  A 1,658 $ 72,106
Landstar System, Inc. 318 47,764
Lyft, Inc., Class  A (a) 3,634 43,136
Old Dominion Freight Line, Inc. 1,939 320,808
Ryder System, Inc. 431 61,982
Saia, Inc. (a) 280 97,840
Uber Technologies, Inc. (a) 19,304 1,406,489
Union Pacific Corp. 6,424 1,517,606
XPO, Inc. (a)(b) 1,202 129,311
3,821,320
Health Care Equipment & Supplies ( 2 .9% )
Abbott Laboratories 17,281 2,292,325
Align Technology, Inc. (a) 692 109,931
Baxter International, Inc. 5,091 174,265
Becton Dickinson & Co. 2,875 658,547
Boston Scientific Corp. (a) 14,734 1,486,366
Cooper Cos., Inc. (The) (a) 1,992 168,025
DENTSPLY SIRONA, Inc. 1,983 29,626
Dexcom, Inc. (a) 3,866 264,009
Edwards Lifesciences Corp. (a) 5,783 419,152
GE HealthCare Technologies, Inc. 4,575 369,248
Glaukos Corp. (a) 547 53,836
Globus Medical, Inc., Class  A (a) 1,134 83,009
Hologic, Inc. (a) 2,232 137,871
IDEXX Laboratories, Inc. (a) 808 339,320
Inspire Medical Systems, Inc. (a) 284 45,235
Insulet Corp. (a) 701 184,090
Intuitive Surgical, Inc. (a) 3,554 1,760,190
Medtronic plc 12,850 1,154,701
Merit Medical Systems, Inc. (a) 574 60,677
Penumbra, Inc. (a) 372 99,476
ResMed, Inc. 1,462 327,269
STERIS plc 983 222,797
Stryker Corp. 3,581 1,333,027
Teleflex, Inc. (b) 464 64,120
Zimmer Biomet Holdings, Inc. 1,994 225,681
12,062,793
Health Care Providers & Services ( 2 .2% )
Centene Corp. (a) 4,923 298,875
Chemed Corp. 145 89,221
Cigna Group (The) 2,702 888,958
CVS Health Corp. 12,630 855,683
DaVita, Inc. (a) 472 72,202
Elevance Health, Inc. 2,277 990,404
Encompass Health Corp. 995 100,774
Ensign Group, Inc. (The) 556 71,946
HealthEquity, Inc. (a) 813 71,845
Henry Schein, Inc. (a)(b) 1,228 84,106
Humana, Inc. 1,207 319,372
Labcorp Holdings, Inc. 836 194,571
Molina Healthcare, Inc. (a) 550 181,165
Option Care Health, Inc. (a) 1,637 57,213
Quest Diagnostics, Inc. 1,107 187,304
UnitedHealth Group, Inc. 8,907 4,665,041
9,128,680
Health Care REITs ( 0 .5% )
Alexandria Real Estate Equities, Inc. 1,860 172,069

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Health Care REITs (cont’d)
Healthcare Realty Trust, Inc., Class  A 3,789 $ 64,034
Healthpeak Properties, Inc. 7,587 153,409
Omega Healthcare Investors, Inc. 3,060 116,525
Ventas, Inc. 4,733 325,441
Welltower, Inc. (b) 6,974 1,068,486
1,899,964
Health Care Technology ( 0 .1% )
Doximity, Inc., Class  A (a) 1,244 72,190
Veeva Systems, Inc., Class  A (a) 1,421 329,146
401,336
Hotel & Resort REITs ( 0 .0% ) (c)
Host Hotels & Resorts, Inc. 7,499 106,561
Ryman Hospitality Properties, Inc. 630 57,607
164,168
Hotels, Restaurants & Leisure ( 1 .8% )
Airbnb, Inc., Class  A (a) 4,001 477,959
Aramark 3,442 118,818
Booking Holdings, Inc. 314 1,446,570
Cava Group, Inc. (a)(b) 984 85,027
Chipotle Mexican Grill, Inc., Class  A (a) 17,580 882,692
Choice Hotels International, Inc. (b) 264 35,054
Darden Restaurants, Inc. 1,525 316,834
Domino's Pizza, Inc. 445 204,455
DoorDash, Inc., Class  A (a) 3,199 584,681
Hilton Worldwide Holdings, Inc. 2,345 533,605
Hyatt Hotels Corp., Class  A 405 49,613
Marriott International, Inc., Class  A 2,405 572,871
Planet Fitness, Inc., Class  A (a) 836 80,766
Starbucks Corp. 14,820 1,453,694
Texas Roadhouse, Inc., Class  A 863 143,802
Vail Resorts, Inc. (b) 359 57,447
Wingstop, Inc. 373 84,141
Wyndham Hotels & Resorts, Inc. 758 68,607
Yum! Brands, Inc. 3,642 573,105
7,769,741
Household Durables ( 0 .4% )
DR Horton, Inc. 3,028 384,950
Installed Building Products, Inc. (b) 253 43,379
KB Home (b) 756 43,939
Lennar Corp., Class  A 2,575 295,559
Meritage Homes Corp. 761 53,940
Mohawk Industries, Inc. (a) 455 51,952
NVR, Inc. (a) 31 224,576
PulteGroup, Inc. 2,188 224,926
Somnigroup International, Inc. (b) 1,493 89,401
Taylor Morrison Home Corp., Class  A (a) 1,079 64,783
Toll Brothers, Inc. 1,075 113,509
TopBuild Corp. (a) 316 96,364
Whirlpool Corp. (b) 480 43,262
1,730,540
Household Products ( 1 .2% )
Church & Dwight Co., Inc. 2,188 240,877
Clorox Co. (The) 1,095 161,239
Colgate-Palmolive Co. 7,222 676,701
Kimberly-Clark Corp. 2,952 419,834
Shares Value
Procter & Gamble Co. (The) 20,886 $ 3,559,392
5,058,043
Independent Power and Renewable Electricity Producers ( 0 .0% ) (c)
AES Corp. (The) 7,702 95,659
Brookfield Renewable Corp. 1,575 43,974
Clearway Energy, Inc., Class  C (b) 1,006 30,451
170,084
Industrial REITs ( 0 .4% )
Americold Realty Trust, Inc. 3,089 66,290
EastGroup Properties, Inc. (b) 559 98,468
First Industrial Realty Trust, Inc. 1,429 77,109
Prologis, Inc. 10,042 1,122,595
Rexford Industrial Realty, Inc. 2,475 96,896
STAG Industrial, Inc. 2,027 73,215
Terreno Realty Corp. (b) 1,063 67,203
1,601,776
Insurance ( 2 .9% )
Aflac, Inc. 5,451 606,097
Allstate Corp. (The) 2,926 605,887
American Financial Group, Inc. 796 104,547
American International Group, Inc. 6,565 570,761
Aon plc, Class  A 2,321 926,288
Arch Capital Group Ltd. 4,026 387,221
Arthur J Gallagher & Co. 2,510 866,552
Axis Capital Holdings Ltd. 865 86,708
Brown & Brown, Inc. 2,360 293,584
Cincinnati Financial Corp. 1,706 252,010
Everest Group Ltd. 476 172,945
First American Financial Corp. 980 64,317
Globe Life, Inc. 923 121,577
Hanover Insurance Group, Inc. (The) 394 68,536
Hartford Insurance Group, Inc. (The) 3,157 390,616
Kinsale Capital Group, Inc. (b) 244 118,757
Lincoln National Corp. 1,870 67,152
Marsh & McLennan Cos., Inc. 5,447 1,329,231
MetLife, Inc. 6,377 512,009
Old Republic International Corp. 2,535 99,423
Primerica, Inc. 366 104,138
Principal Financial Group, Inc. 2,487 209,828
Progressive Corp. (The) 6,489 1,836,452
Prudential Financial, Inc. 3,921 437,897
Reinsurance Group of America, Inc. 729 143,540
RenaissanceRe Holdings Ltd. (b) 523 125,520
Ryan Specialty Holdings, Inc., Class  A (b) 1,175 86,797
Selective Insurance Group, Inc. 668 61,149
Travelers Cos., Inc. (The) 2,505 662,472
Unum Group 1,943 158,277
W. R. Berkley Corp. 3,217 228,922
White Mountains Insurance Group Ltd. (b) 27 51,997
Willis Towers Watson plc 1,101 372,083
12,123,290
Interactive Media & Services ( 3 .5% )
Alphabet, Inc., Class  A 94,031 14,540,954
Pinterest, Inc., Class  A (a) 5,624 174,344
Snap, Inc., Class  A (a) 10,457 91,080
ZoomInfo Technologies, Inc., Class  A (a) 2,872 28,720
14,835,098

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
IT Services ( 1 .6% )
Accenture plc, Class  A 5,998 $ 1,871,616
Akamai Technologies, Inc. (a) 1,415 113,907
Amdocs Ltd. 1,072 98,088
Cloudflare, Inc., Class  A (a) 2,907 327,590
Cognizant Technology Solutions Corp., Class  A 4,732 361,998
EPAM Systems, Inc. (a) 526 88,810
Gartner, Inc. (a) 745 312,706
GoDaddy, Inc., Class  A (a) 1,348 242,829
International Business Machines Corp. 8,907 2,214,815
Kyndryl Holdings, Inc. (a) 2,202 69,143
MongoDB, Inc., Class  A (a) 690 121,026
Snowflake, Inc., Class  A (a) 2,956 432,049
Twilio, Inc., Class  A (a) 1,377 134,822
VeriSign, Inc. (a) 799 202,842
6,592,241
Leisure Products ( 0 .0% ) (c)
Brunswick Corp. 789 42,488
Hasbro, Inc. 1,170 71,943
Mattel, Inc. (a) 2,917 56,677
171,108
Life Sciences Tools & Services ( 1 .3% )
Agilent Technologies, Inc. 2,847 333,042
Avantor, Inc. (a) 6,658 107,926
Bio-Rad Laboratories, Inc., Class  A (a) 193 47,007
Bio-Techne Corp. 1,569 91,990
Bruker Corp. 1,034 43,159
Charles River Laboratories International, Inc. (a) 507 76,314
Danaher Corp. 6,879 1,410,195
Illumina, Inc. (a) 1,581 125,437
IQVIA Holdings, Inc. (a) 1,754 309,230
Medpace Holdings, Inc. (a) 251 76,477
Mettler-Toledo International, Inc. (a) 206 243,267
PerkinElmer, Inc. (b) 1,201 127,066
Repligen Corp. (a) 530 67,437
Thermo Fisher Scientific, Inc. 3,778 1,879,933
Waters Corp. (a) 595 219,299
West Pharmaceutical Services, Inc. 721 161,418
5,319,197
Machinery ( 2 .6% )
AGCO Corp. 757 70,075
Allison Transmission Holdings, Inc. 1,042 99,688
Caterpillar, Inc. 5,849 1,929,000
Chart Industries, Inc. (a) 557 80,409
CNH Industrial NV (b) 9,910 121,695
Cummins, Inc. 1,657 519,370
Deere & Co. 3,081 1,446,067
Donaldson Co., Inc. 1,457 97,706
Dover Corp. 1,674 294,088
Esab Corp. 694 80,851
Federal Signal Corp. 730 53,692
Flowserve Corp. 1,606 78,437
Fortive Corp. 4,155 304,063
Franklin Electric Co., Inc. 480 45,062
Graco, Inc. 2,058 171,864
IDEX Corp. 927 167,759
Illinois Tool Works, Inc. 3,586 889,364
Ingersoll Rand, Inc. 4,931 394,628
Shares Value
ITT, Inc. 990 $ 127,868
Lincoln Electric Holdings, Inc. 656 124,089
Middleby Corp. (The) (a) 648 98,483
Mueller Industries, Inc. 1,340 102,028
Nordson Corp. 634 127,890
Oshkosh Corp. 784 73,759
Otis Worldwide Corp. 4,856 501,139
PACCAR, Inc. 6,319 615,281
Parker-Hannifin Corp. 1,571 954,932
Pentair plc 2,010 175,835
Snap-on, Inc. 636 214,338
SPX Technologies, Inc. (a) 552 71,087
Stanley Black & Decker, Inc. (b) 1,887 145,073
Timken Co. (The) (b) 772 55,484
Toro Co. (The) 1,222 88,901
Watts Water Technologies, Inc., Class  A 330 67,294
Westinghouse Air Brake Technologies Corp. 2,072 375,757
Xylem, Inc. 2,961 353,721
11,116,777
Media ( 0 .6% )
Charter Communications, Inc., Class  A (a) 925 340,890
Comcast Corp., Class  A 36,002 1,328,474
Interpublic Group of Cos., Inc. (The) 3,699 100,465
Liberty Broadband Corp., Class  C (a) 1,252 106,483
New York Times Co. (The), Class  A 1,592 78,963
Nexstar Media Group, Inc., Class  A 284 50,898
Omnicom Group, Inc. 1,935 160,431
Paramount Global, Class  B 6,086 72,788
Trade Desk, Inc. (The), Class  A (a) 4,326 236,719
2,476,111
Metals & Mining ( 0 .5% )
ATI, Inc. (a) 3,451 179,556
Carpenter Technology Corp. (b) 1,178 213,430
Commercial Metals Co. 2,774 127,632
Nucor Corp. 5,636 678,236
Reliance, Inc. 1,295 373,931
Steel Dynamics, Inc. 3,464 433,277
2,006,062
Mortgage Real Estate Investment Trusts (REITs) ( 0 .1% )
AGNC Investment Corp. (b) 10,088 96,643
Annaly Capital Management, Inc. 6,403 130,045
Rithm Capital Corp. 5,754 65,883
Starwood Property Trust, Inc. (b) 3,527 69,729
362,300
Multi-Utilities ( 0 .8% )
Ameren Corp. 2,923 293,469
CMS Energy Corp. 3,229 242,530
Consolidated Edison, Inc. 3,765 416,372
Dominion Energy, Inc. 9,259 519,152
DTE Energy Co. 2,247 310,693
NiSource, Inc. 5,097 204,339
Public Service Enterprise Group, Inc. 5,417 445,819
Sempra 7,084 505,514
WEC Energy Group, Inc. 3,452 376,199
3,314,087
Office REITs ( 0 .1% )
BXP, Inc. 1,718 115,432

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Office REITs (cont’d)
COPT Defense Properties 1,222 $ 33,324
Vornado Realty Trust 1,930 71,391
220,147
Oil, Gas & Consumable Fuels ( 0 .2% )
Occidental Petroleum Corp. (b) 16,506 814,736
Paper & Forest Products ( 0 .0% ) (c)
Louisiana-Pacific Corp. 611 56,200
Passenger Airlines ( 0 .1% )
Alaska Air Group, Inc. (a) 1,295 63,740
American Airlines Group, Inc. (a)(b) 6,848 72,246
Delta Air Lines, Inc. 6,796 296,306
432,292
Personal Care Products ( 0 .2% )
BellRing Brands, Inc. (a) 1,129 84,065
Coty, Inc., Class  A (a) 3,273 17,903
elf Beauty, Inc. (a) 478 30,014
Estee Lauder Cos., Inc. (The), Class  A 2,077 137,082
Kenvue, Inc. 17,023 408,212
677,276
Pharmaceuticals ( 2 .9% )
Bristol-Myers Squibb Co. 20,341 1,240,598
Elanco Animal Health, Inc. (a) 4,914 51,597
Eli Lilly & Co. 7,709 6,366,940
Jazz Pharmaceuticals plc (a)(b) 581 72,131
Merck & Co., Inc. 25,317 2,272,454
Organon & Co. (b) 2,581 38,431
Pfizer, Inc. 56,827 1,439,996
Royalty Pharma plc, Class  A 3,832 119,290
Zoetis, Inc., Class  A 4,488 738,949
12,340,386
Professional Services ( 0 .9% )
Automatic Data Processing, Inc. 3,906 1,193,400
Booz Allen Hamilton Holding Corp., Class  A 1,243 129,993
Broadridge Financial Solutions, Inc. 1,116 270,585
Dayforce, Inc. (a) 1,479 86,270
Equifax, Inc. 1,228 299,092
ExlService Holdings, Inc. (a) 1,499 70,768
Exponent, Inc. (b) 502 40,692
FTI Consulting, Inc. (a) 352 57,756
Genpact Ltd. 1,550 78,089
Maximus, Inc. 558 38,050
Parsons Corp. (a) 439 25,993
Paychex, Inc. 3,097 477,805
Paycom Software, Inc. 483 105,526
Paylocity Holding Corp. (a) 429 80,369
Robert Half, Inc. 988 53,895
Science Applications International Corp. 465 52,206
SS&C Technologies Holdings, Inc. 2,057 171,821
TransUnion 1,930 160,171
TriNet Group, Inc. 316 25,040
Verisk Analytics, Inc., Class  A 1,395 415,180
3,832,701
Real Estate Management & Development ( 0 .2% )
CBRE Group, Inc., Class  A (a) 3,241 423,858
CoStar Group, Inc. (a) 4,144 328,329
Shares Value
Jones Lang LaSalle, Inc. (a) 510 $ 126,434
Zillow Group, Inc., Class  C (a) 2,032 139,314
1,017,935
Residential REITs ( 0 .4% )
AvalonBay Communities, Inc. (b) 1,542 330,944
Camden Property Trust 1,142 139,667
Equity LifeStyle Properties, Inc. 2,022 134,867
Equity Residential 4,096 293,192
Essex Property Trust, Inc. 694 212,760
Invitation Homes, Inc. 6,640 231,404
Mid-America Apartment Communities, Inc. 1,261 211,318
Sun Communities, Inc. 1,369 176,108
UDR, Inc. 3,585 161,934
1,892,194
Retail REITs ( 0 .4% )
Brixmor Property Group, Inc. 3,301 87,641
Federal Realty Investment Trust 924 90,386
Kimco Realty Corp. 7,232 153,608
Kite Realty Group Trust 2,368 52,972
NNN REIT, Inc. 2,021 86,196
Realty Income Corp. 9,688 562,001
Regency Centers Corp. (b) 1,960 144,569
Simon Property Group, Inc. 3,520 584,602
1,761,975
Semiconductors & Semiconductor Equipment ( 9 .7% )
Advanced Micro Devices, Inc. (a) 15,485 1,590,929
Allegro MicroSystems, Inc. (a)(b) 1,176 29,553
Analog Devices, Inc. 4,757 959,344
Applied Materials, Inc. 7,793 1,130,920
Broadcom, Inc. 41,177 6,894,265
Cirrus Logic, Inc. (a) 508 50,625
Enphase Energy, Inc. (a) 1,121 69,558
Entegris, Inc. 1,435 125,534
First Solar, Inc. (a) 878 111,006
Intel Corp. 41,607 944,895
KLA Corp. 1,275 866,745
Lam Research Corp. 12,286 893,192
Lattice Semiconductor Corp. (a) 1,307 68,552
Marvell Technology, Inc. 8,278 509,676
Microchip Technology, Inc. 5,060 244,955
Micron Technology, Inc. 10,665 926,682
MKS Instruments, Inc. 821 65,803
Monolithic Power Systems, Inc. 442 256,351
NVIDIA Corp. 197,596 21,415,454
ON Semiconductor Corp. (a) 4,024 163,737
Onto Innovation, Inc. (a) 469 56,908
Qorvo, Inc. (a) 891 64,517
QUALCOMM, Inc. 10,625 1,632,106
Rambus, Inc. (a) 1,020 52,811
Skyworks Solutions, Inc. 1,539 99,466
Teradyne, Inc. 1,515 125,139
Texas Instruments, Inc. 8,734 1,569,500
Universal Display Corp. 421 58,721
40,976,944
Software ( 10 .1% )
Adobe, Inc. (a) 4,168 1,598,553
ANSYS, Inc. (a) 839 265,594
Appfolio, Inc., Class  A (a) 213 46,839

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Software (cont’d)
AppLovin Corp., Class  A (a) 2,009 $ 532,325
Atlassian Corp., Class  A (a) 1,541 327,016
Autodesk, Inc. (a) 2,044 535,119
Bentley Systems, Inc., Class  B 1,329 52,283
BILL Holdings, Inc. (a) 884 40,567
Cadence Design Systems, Inc. (a) 2,627 668,125
CCC Intelligent Solutions Holdings, Inc. (a) 4,718 42,604
Clearwater Analytics Holdings, Inc., Class  A
(a)(b) 1,984 53,171
CommVault Systems, Inc. (a) 415 65,470
Confluent, Inc., Class  A (a) 2,478 58,084
Crowdstrike Holdings, Inc., Class  A (a) 2,161 761,925
Datadog, Inc., Class  A (a) 2,931 290,785
Docusign, Inc., Class  A (a) 1,921 156,369
Dolby Laboratories, Inc., Class  A 580 46,580
Dropbox, Inc., Class  A (a) 2,058 54,969
Dynatrace, Inc. (a) 2,803 132,161
Elastic NV (a) 866 77,161
Fair Isaac Corp. (a) 236 435,222
Fortinet, Inc. (a) 6,130 590,074
Gen Digital, Inc. 5,365 142,387
Guidewire Software, Inc. (a) 796 149,139
HubSpot, Inc. (a) 481 274,790
Intuit, Inc. 2,623 1,610,496
Manhattan Associates, Inc. (a) 579 100,190
MARA Holdings, Inc. (a) 3,244 37,306
Microsoft Corp. 61,792 23,196,099
Nutanix, Inc., Class  A (a) 2,504 174,804
Oracle Corp. 15,811 2,210,536
Palo Alto Networks, Inc. (a)(b) 6,295 1,074,179
PTC, Inc. (a) 1,144 177,263
Qualys, Inc. (a) 347 43,698
Roper Technologies, Inc. 1,028 606,088
Salesforce, Inc. 9,001 2,415,508
Samsara, Inc., Class  A (a) 2,308 88,466
SentinelOne, Inc., Class  A (a) 2,675 48,631
ServiceNow, Inc. (a) 1,972 1,569,988
SPS Commerce, Inc. (a) 358 47,517
Synopsys, Inc. (a) 1,479 634,269
Tenable Holdings, Inc. (a) 1,136 39,737
Tyler Technologies, Inc. (a) 410 238,370
Varonis Systems, Inc., Class  B (a)(b) 1,031 41,704
Workday, Inc., Class  A (a) 2,035 475,234
Zscaler, Inc. (a) 913 181,157
42,408,552
Specialized REITs ( 1 .1% )
American Tower Corp. 5,073 1,103,885
Crown Castle, Inc. 4,716 491,549
CubeSmart 2,456 104,896
Digital Realty Trust, Inc. 3,658 524,155
Equinix, Inc. 1,053 858,564
Extra Space Storage, Inc. 2,275 337,815
Iron Mountain, Inc. 2,802 241,084
Lamar Advertising Co., Class  A 949 107,977
Millrose Properties, Inc., Class  A (a) 1,275 33,800
Public Storage 1,725 516,275
SBA Communications Corp., Class  A 1,153 253,671
Shares Value
Weyerhaeuser Co. 6,368 $ 186,455
4,760,126
Specialty Retail ( 2 .2% )
Abercrombie & Fitch Co., Class  A (a) 441 33,679
Asbury Automotive Group, Inc. (a)(b) 172 37,984
AutoNation, Inc. (a) 256 41,452
AutoZone, Inc. (a) 149 568,104
Bath & Body Works, Inc. 1,907 57,820
Best Buy Co., Inc. 1,754 129,112
Burlington Stores, Inc. (a) 562 133,941
CarMax, Inc. (a) 1,365 106,361
Carvana Co., Class  A (a) 1,076 224,970
Chewy, Inc., Class  A (a) 1,422 46,229
Dick's Sporting Goods, Inc. 498 100,377
Five Below, Inc. (a) 479 35,889
Floor & Decor Holdings, Inc., Class  A (a) 942 75,803
GameStop Corp., Class  A (a)(b) 3,644 81,334
Gap, Inc. (The) 1,805 37,201
Home Depot, Inc. (The) 8,848 3,242,704
Lithia Motors, Inc., Class  A (b) 229 67,221
Lowe's Cos., Inc. 5,028 1,172,680
O'Reilly Automotive, Inc. (a) 507 726,318
Penske Automotive Group, Inc. 163 23,469
RH (a)(b) 134 31,411
Ross Stores, Inc. 2,878 367,780
Signet Jewelers Ltd. (b) 372 21,598
TJX Cos., Inc. (The) 10,007 1,218,853
Tractor Supply Co. 4,724 260,292
Ulta Beauty, Inc. (a) 413 151,381
Williams-Sonoma, Inc. 1,056 166,954
9,160,917
Technology Hardware, Storage & Peripherals ( 7 .0% )
Apple, Inc. 125,922 27,971,054
Dell Technologies, Inc., Class  C 2,982 271,809
Hewlett Packard Enterprise Co. 12,559 193,786
HP, Inc. 9,042 250,373
NetApp, Inc. 1,948 171,112
Pure Storage, Inc., Class  A (a) 2,966 131,305
Sandisk Corp. (a) 1,105 52,609
Seagate Technology Holdings plc (b) 2,021 171,684
Super Micro Computer, Inc. (a)(b) 4,884 167,228
Western Digital Corp. (a) 3,314 133,985
29,514,945
Textiles, Apparel & Luxury Goods ( 0 .4% )
Columbia Sportswear Co. (b) 292 22,101
Crocs, Inc. (a)(b) 482 51,188
Deckers Outdoor Corp. (a) 1,343 150,161
Levi Strauss & Co., Class  A 845 13,174
Lululemon Athletica, Inc. (a) 947 268,058
NIKE, Inc., Class  B 10,350 657,018
PVH Corp. 493 31,867
Ralph Lauren Corp., Class  A 344 75,935
Skechers USA, Inc., Class  A (a) 1,153 65,467
Tapestry, Inc. 2,068 145,608
VF Corp. (b) 3,275 50,828
1,531,405
Trading Companies & Distributors ( 0 .6% )
Air Lease Corp., Class  A (b) 1,274 61,547

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Trading Companies & Distributors (cont’d)
Applied Industrial Technologies, Inc. 465 $ 104,783
Beacon Roofing Supply, Inc. (a) 552 68,282
Boise Cascade Co. 333 32,664
Core & Main, Inc., Class  A (a)(b) 2,326 112,369
Fastenal Co. 5,101 395,583
Ferguson Enterprises, Inc. 1,761 282,165
FTAI Aviation Ltd. (b) 1,237 137,344
GATX Corp. (b) 431 66,921
MSC Industrial Direct Co., Inc., Class  A (b) 388 30,136
SiteOne Landscape Supply, Inc. (a) 395 47,969
United Rentals, Inc. 796 498,853
Watsco, Inc. (b) 432 219,586
WESCO International, Inc. 426 66,158
WW Grainger, Inc. 404 399,083
2,523,443
Water Utilities ( 0 .1% )
American Water Works Co., Inc. 2,116 312,152
Essential Utilities, Inc. 2,984 117,958
430,110
Wireless Telecommunication Services ( 0 .3% )
T-Mobile US, Inc. 4,560 1,216,198
Total Common Stocks
(Cost $360,599,002) 419,716,040
Short-Term Investments (0.8%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.27% (See Note G)
(Cost $610,262)
610,262 610,262
Security held as Collateral on Loaned Securities ( 0 .6% )
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.27% (See Note G)
(Cost $2,593,141)
2,593,141 2,593,141
Total Short-Term Investments
(Cost $3,203,403) 3,203,403
–
Total Investments ( 100 .6% )
(Cost $ 363,802,405 ) including
$ 12,936,791 of Securities Loaned (d) 422,919,443
Liabilities in Excess of Other Assets
(
-0.6%
) (2,390,696)
NET ASSETS (100.0%) $ 420,528,747
(a) Non-income producing security.
(b) All or a portion of this security was on loan at March 31, 2025.
(c) Amount is less than 0.05%.
(d) At March 31, 2025, the aggregate cost for federal income tax purposes is $363,802,405. The aggregate gross unrealized
appreciation is $70,954,904 and the aggregate gross unrealized depreciation is $11,837,866, resulting in net unrealized appreciation of $59,117,038.
REIT Real Estate Investment Trust
Portfolio Composition *
Classification
Percentage of Total
Investments
Other** 73 .2%
Software 10 .1
Semiconductors & Semiconductor Equipment 9 .7
Technology Hardware, Storage & Peripherals 7 .0
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31,
2025.
** Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2025 (unaudited)
Calvert US Large-Cap Core Responsible Index ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2025
Assets:
Investments in Securities of Unaffiliated Issuers, at Value
(1)
(Cost $360,599,002) $ 419,716,040
Investment in Security of Affiliated Issuers, at Value (Cost $3,203,403) 3,203,403
Total Investments in Securities, at Value (Cost $363,802,405) 422,919,443
Foreign Currency, at Value (Cost $458) 458
Dividends Receivable 255,038
Receivable from Securities Lending Income 1,253
Total Assets
423,176,192
Liabilities:
Collateral on Securities Loaned, at Value 2,593,141
Payable for Management Fee 53,845
Payable to Bank 459
Total Liabilities
2,647,445
Net Assets
$ 420,528,747
Net Assets Consist of:
Paid-in-Capital $ 362,008,920
Total Distributable Earnings 58,519,827
Net Assets
$ 420,528,747
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 6,102,000
Net Asset Value Per Share
$ 68 .92
(1)
Including:
—
Securities on Loan, at Value: $ 12,936,791

Semi-Annual Report — March 31, 2025 (unaudited)
Calvert US Large-Cap Core Responsible Index ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2025
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $356 of Foreign Taxes Withheld) $ 2,691,229
Dividends from Security of Affiliated Issuer (Note G) 19,848
Income from Securities Loaned - Net 5,058
Total Investment Income 2,716,135
Expenses:
Management Fee (Note B) 314,185
Total Expenses 314,185
Rebate from Morgan Stanley Affiliate (Note G) (586)
Net Expenses 313,599
Net Investment Income
2,402,536
Realized Gain (Loss):
Investments Sold (502,553)
In-kind Redemptions on Investments 2,687,393
Net Realized Gain 2,184,840
Change in Unrealized Appreciation (Depreciation):
Investments (20,608,072)
Net Change in Unrealized Appreciation (Depreciation) (20,608,072)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
(18,423,232)
Net Decrease in Net Assets Resulting from Operations $ (16,020,696)

Semi-Annual Report — March 31, 2025
Calvert US Large-Cap Core Responsible Index ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 2,402,536 $ 3,445,361
Net Realized Gain 2,184,840 12,025,249
Net Change in Unrealized Appreciation (Depreciation) (20,608,072) 71,324,083
Net Increase (Decrease) in Net Assets Resulting from Operations (16,020,696) 86,794,693
Dividends and Distributions to Shareholders:
Dividends and Distributions (2,412,662) (3,466,142)
Total Dividends and Distributions to Shareholders (2,412,662) (3,466,142)
Capital Share Transactions:
(1)
Subscribed In-Kind 77,187,449 107,681,207
Redeemed In-Kind (7,328,332) (39,782,792)
Net Increase in Net Assets Resulting from Capital Share Transactions 69,859,117 67,898,415
Total Increase in Net Assets 51,425,759 151,226,966
Net Assets:
Beginning of Period 369,102,988 217,876,022
End of Period $ 420,528,747 $ 369,102,988
Capital Share Transactions:
Beginning of Period 5,152,000 4,102,000
Shares Subscribed In-Kind 1,050,000 1,650,000
Shares Redeemed In-Kind (100,000) (600,000)
Shares Outstanding, End of Period Net Increase in 6,102,000 5,152,000
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the
Financial Statements.

Semi-Annual Report — March 31, 2025
Financial Highlights
Calvert US Large-Cap Core Responsible Index ETF
14
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$ 71 .64 $ 53 .11 $ 50 .00
Income (Loss) from Investment Operations:
— — —
Net Investment Income
(2)
0 .42 0 .76 0 .45
Net Realized and Unrealized Gain (Loss) ( 2 .74 ) 18 .53 2 .98
Total from Investment Operations ( 2 .32 ) 19 .29 3 .43
Distributions from and/or in Excess of:
— — —
Net Investment Income ( 0 .40 ) ( 0 .76 ) ( 0 .32 )
Net Asset Value, End of Period
$ 68 .92 $ 71 .64 $ 53 .11
Total Return
(3)
( 3 .26 ) %
(4)
36 .47% 6 .85%
(4)
Ratios to Average Net Assets and Supplemental Data:
$420,529 $369,103 $—
Net Assets, End of Period (Thousands) $ 420,529 $ 369,103 $ 217,876
Ratio of Expenses
(5)
0 .15%
(6)
0 .15% 0 .15%
(6)
Ratio of Net Investment Income
(5)
1 .15%
(6)
1 .20% 1 .25%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(6) (7)
0 .00%
(7)
0 .00%
(6) (7)
Portfolio Turnover Rate
(8)
2%
(4)
10% 6%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

15
Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert
US Large-Cap Core Responsible Index ETF (the “Fund”),
which seeks to track the performance of the Calvert US Large-
Cap Core Responsible Index. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the rele-
vant exchanges. If only bid prices are available then the
latest bid price may be used. Listed equity securities not
traded on the valuation date with no reported bid and
asked prices available on the exchange are valued at the
mean between the current bid and asked prices obtained
from one or more reputable brokers/dealers. In cases
where a security is traded on more than one exchange,
the security is valued on the exchange designated as the
primary market; (2) all other equity portfolio securities
for which over-the-counter (“OTC”) market quotations
are readily available are valued at the latest reported
sales price (or at the market official closing price if such market reports an official closing price), and if there was
no trading in the security on a given day and if there is
no official closing price from relevant markets for that
day, the security is valued at the mean between the last
reported bid and asked prices if such bid and asked prices
are available on the relevant markets. An unlisted equity
security that does not trade on the valuation date and for
which bid and asked prices from the relevant markets are
unavailable is valued at the mean between the current bid
and asked prices obtained from one or more reputable
brokers/dealers; (3) certain portfolio securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or the pricing service/vendor or exchange is
unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (4) when market quo-
tations are not readily available, as defined by Rule 2a-5
under the Act, including circumstances under which the
Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under the
general supervision of the Trustees; and (5) investments
in mutual funds, including the Morgan Stanley Institu-
tional Liquidity Funds, are valued at the net asset value
(“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2025:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Securities Lending:
The Fund lends securities to qual-
ified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair
value of the securities loaned that might occur and any
interest earned or dividends declared on those securities
during the term of the loan would remain in the Fund.
The Fund would receive cash or securities as collateral in
an amount equal to or exceeding 100% of the current fair
value of the loaned securities. The collateral is marked-
to-market daily by JPMorgan Chase Bank N.A. (“JP-
Morgan”), the securities lending agent, to ensure that a
minimum of 100% collateral coverage is maintained.
Based on pre-established guidelines, the securities lending
agent invests any cash collateral that is received in an
affiliated money market portfolio. Securities lending
income is generated from the earnings on the invested
collateral and borrowing fees, less any rebates owed to the
borrowers and compensation to the lending agent, and is
recorded as “Income from Securities Loaned — Net” in
the Fund’s Statement of Operations. Risks in securities
lending transactions are that a borrower may not provide
additional collateral when required or return the securities when due, and that the value of the short-term invest-
ments will be less than the amount of cash collateral plus
any rebate that is required to be returned to the borrower.
The Fund has the right under the securities lending
agreement to recover the securities from the borrower on
demand.
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$419,716
(1)
$—  $—  $419,716
Short-Term Investments
Investment Company  3,203   —   —   3,203
Total Assets $422,919  $—  $—  $422,919
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
The following table presents financial instruments that are sub-
ject to enforceable netting arrangements as of March 31, 2025:
diff
FASB ASC 860, "Transfers & Servicing: Repur-
chase-to-Maturity Transactions, Repurchase Financings,
and Disclosures", is intended to provide increased trans-
parency about the types of collateral pledged in securities
lending transactions and other similar transactions that
are accounted for as secured borrowings.
The following table displays a breakdown of transactions
accounted for as secured borrowings, the gross obligations
by class of collateral pledged and the remaining contrac-
tual maturity of those transactions as of March 31, 2025:
4. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
5. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
6. Security Transactions and Income:
Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend at fair value.
7. Segment Reporting:
During the reporting period, the
Fund adopted FASB Accounting Standards Update No.
2023-07, Segment Reporting (Topic 280): Improvements
to Reportable Segment Disclosures, (ASU 2023-07), which
requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single report-
able segment, an investment company whose investment
objective is included at the beginning of the Notes to the
Financial Statements. In connection with the adoption
of ASU 2023-07, the Fund’s President acts as the Fund’s
Chief Operating Decision Maker ("CODM"), who is
responsible for assessing the performance of the Fund’s
single segment and deciding how to allocate the segment’s
resources. To perform this function, the CODM reviews
the information in the Fund’s financial statements.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.15% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary
Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset
Amount
Presented in the
Statement of
Assets and
Liabilities
(000)
Financial
Instrument
(000)
Collateral
Received
(000)
Net Amount
(not less
than $0)
(000)
$12,937(a) $– $12,937(b)(c) $–
(a) Represents market value of loaned securities at period end.
(b) The Fund received cash collateral of $2,593,141, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $10,545,556 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(c) The actual collateral received is greater than the amount shown here due to overcollateralization.
Remaining Contractual Maturity of the Agreements
Overnight
and
Continuous
(000)
<30 days
(000)
Between
30 &
90 days
(000)
>90 Days
(000)
Total
(000)
Securities
Lending
Transactions
Common Stocks $2,593 $— $— $— $2,593
Total Borrowings $2,593 $— $— $— $2,593
Gross amount
of recognized
liabilities for
securities
lending
transactions $2,593

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of period end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
 For the six months ended March 31, 2025, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $8,698,430 and $8,598,619, re-
spectively. There were no purchases and sales of long-term U.S.
Government securities for the six months ended March 31,
2025. Purchases and Sales related to In-Kind transactions were
$76,949,223 and $7,299,470, respectively, for the six months ended March 31, 2025.
The Fund invests in the Institutional Class of the Morgan Stan-
ley Institutional Liquidity Funds — Government Portfolio (the
“Liquidity Fund”), an open-end management investment com-
pany managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Manage-
ment fees paid by the Fund are reduced by an amount equal
to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, management fees paid were reduced by
$586 relating to the Fund’s investment in the Liquidity Fund.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended March 31, 2025 is as follows:
The Fund is permitted to purchase and sell securities (“cross-
trade”) from and to other Morgan Stanley funds as well as
other funds and client accounts for which the Adviser or an
affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with
Rule 17a-7 under the Act (the “Rule”). As a result of a
change in the Rule 2a-5 (aka the "Valuation Rule"), which
impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a
" readily available market quotation " for the security. The
Fund's Rule 17a-7  policy was amended effective September 8,
2022, to reflect the new requirement of Rule 2a-5.
For the six months ended March 31, 2025, the Fund did not
engage in any cross-trade transactions.
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. Each of the tax years in the two year period ended September 30, 2024 re-
mains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, primarily due to tax adjustments related to in-kind redemptions, resulted in the following reclassifica-
tions among the components of net assets at September 30,
2024:
Affiliated
Investment
Company
Value
September
30,
2024
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity Fund $ 533 $ 56,053 $ 53,383 $20
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2025
(000)
Liquidity Fund $–  $ – $ 3,203
2024
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$3,466,142 $–
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$1,150,871 $–
Total
Distributable Paid-In
Earnings Capital
$(14,322,195) $14,322,195

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
20
Morgan Stanley ETF Trust
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2024, the Fund had available for federal
income tax purposes unused short-term and long-term capital
losses of $1,625,086 and $1,157,658, respectively, that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, com-
panies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events
adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may un-
derperform or otherwise be adversely affected due to inflation
(or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global de-
mand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events, such as ter-
rorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the
U.S. and global financial markets. The occurrence of such
events may be sudden and unexpected, and it is difficult to pre-
dict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the
Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial per-
formance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments
of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Tracking Error Risk:
Tracking error risk refers to the risk
that the Fund’s performance may not match or correlate to
that of the index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transac-
tion costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the index or the need to meet new or existing regulatory requirements. Factors such as Fund expens-
es, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund invest-
ments imposed by Fund diversification and/or concentration
policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the index are not reduced by investment and other operating
expenses, including the trading costs associated with imple-
menting changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected.
Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal cir-
cumstances. The Fund may be required to deviate its invest-
ments from the securities and relative weightings of the index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If the Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.
Index Related Risk:
The Fund’s return may not track the
return of the index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund
incurs a number of operating expenses not applicable to the
index, and incurs costs in buying and selling securities, espe-
cially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, the
Fund’s return may differ from the return of the index because
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$163,840 $–

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
21
Morgan Stanley ETF Trust
of, among other things, pricing differences and the inability to purchase certain securities included in the index due to regu-
latory or other restrictions.
In addition, when the Fund uses a representative sampling
approach, the Fund can be expected to be less correlated with the return of the index as when a fund purchases all of the
securities in an index in the proportions in which they are rep-
resented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the index may be heightened during times of
increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/
or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Trading Risk:
 The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to
the intraday value of the Fund’s holdings. You may pay signifi-
cantly more or receive significantly less than the Fund's NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges
imposed by brokers as determined by that broker. Brokerage
commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants
that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading vol-
ume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transactions Risk:
 The Fund may
experience adverse effects when certain shareholders, or share-
holders collectively, purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may
invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achiev-
ing a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the
size of the Fund would be maintained at such levels or that the
Fund would continue to meet applicable listing requirements.
Such larger than normal redemptions may cause the Fund to
sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity.
Similarly, large Fund share purchases may adversely affect the
Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also result in gains for the Fund, which may increase taxable dis-
tributions to shareholders, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, lead-
ing to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain
circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material
upward or downward effect on the market price of the shares.

CVLC-NCSR 3.31.25
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert US Large-Cap
Diversity, Equity and
Inclusion Index ETF
NYSE Arca: CDEI
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2025 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Items 6 and 7 of Form N-CSR:
Portfolio of Investments
...................................................................................
2
Statement of Assets and Liabilities
........................................................................
7
Statement of Operations
..................................................................................
8
Statements of Changes in Net Assets
.....................................................................
9
Financial Highlights
.......................................................................................
10
Notes to Financial Statements
.............................................................................
11
Items 8, 9 and 10 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.9%)
Air Freight & Logistics ( 0 .2% )
Expeditors International of Washington, Inc. 90 $ 10,822
FedEx Corp. 146 35,592
46,414
Automobile Components ( 0 .1% )
Aptiv plc (a) 150 8,925
BorgWarner, Inc. 143 4,097
Lear Corp. 36 3,176
16,198
Automobiles ( 0 .0% ) (b)
Thor Industries, Inc. (c) 33 2,502
Banks ( 4 .5% )
Bank of America Corp. 4,386 183,028
Cadence Bank 119 3,613
Citigroup, Inc. 1,240 88,028
Citizens Financial Group, Inc. 286 11,717
Comerica, Inc. 85 5,020
Cullen/Frost Bankers, Inc. 39 4,883
East West Bancorp, Inc. 90 8,078
Fifth Third Bancorp 439 17,209
Huntington Bancshares, Inc. 947 14,214
JPMorgan Chase & Co. 1,838 450,861
KeyCorp 610 9,754
Old National Bancorp (c) 208 4,408
Regions Financial Corp. 596 12,951
Synovus Financial Corp. 91 4,253
Truist Financial Corp. 860 35,389
U.S. Bancorp 1,025 43,275
Wintrust Financial Corp. 43 4,836
Zions Bancorp NA 95 4,737
906,254
Beverages ( 1 .7% )
Celsius Holdings, Inc. (a)(c) 110 3,918
Coca-Cola Co. (The) 2,556 183,061
Keurig Dr Pepper, Inc. 795 27,205
PepsiCo, Inc. 901 135,096
349,280
Biotechnology ( 3 .1% )
AbbVie, Inc. 1,163 243,672
Alnylam Pharmaceuticals, Inc. (a) 82 22,142
Amgen, Inc. 353 109,977
Biogen, Inc. (a) 96 13,137
Blueprint Medicines Corp. (a)(c) 41 3,629
Gilead Sciences, Inc. 819 91,769
Halozyme Therapeutics, Inc. (a)(c) 81 5,168
Insmed, Inc. (a)(c) 116 8,850
Moderna, Inc. (a) 225 6,379
Regeneron Pharmaceuticals, Inc. 70 44,396
Vertex Pharmaceuticals, Inc. (a) 169 81,934
631,053
Broadline Retail ( 0 .1% )
eBay, Inc. 307 20,793
Etsy, Inc. (a) 70 3,303
Macy's, Inc. (c) 181 2,273
26,369
Shares Value
Building Products ( 0 .8% )
AAON, Inc. 44 $ 3,438
Allegion plc 56 7,306
Armstrong World Industries, Inc. 28 3,945
AZEK Co., Inc. (The), Class  A (a) 92 4,498
Carrier Global Corp. 532 33,729
Fortune Brands Innovations, Inc. 80 4,870
Johnson Controls International plc 434 34,768
Masco Corp. 140 9,735
Owens Corning 56 7,998
Trane Technologies plc 148 49,864
Trex Co., Inc. (a) 70 4,067
164,218
Capital Markets ( 2 .7% )
Ameriprise Financial, Inc. 65 31,467
Bank of New York Mellon Corp. (The) 473 39,670
Cboe Global Markets, Inc. 69 15,614
Charles Schwab Corp. (The) 1,126 88,143
CME Group, Inc. 237 62,874
Intercontinental Exchange, Inc. 376 64,860
Janus Henderson Group plc 84 3,037
Jefferies Financial Group, Inc. 108 5,786
LPL Financial Holdings, Inc. 49 16,030
MarketAxess Holdings, Inc. 25 5,409
Moody's Corp. 104 48,432
Morningstar, Inc. 17 5,098
Nasdaq, Inc. 271 20,558
Northern Trust Corp. 127 12,528
Raymond James Financial, Inc. 121 16,808
S&P Global, Inc. 203 103,144
Tradeweb Markets, Inc., Class  A 76 11,283
550,741
Chemicals ( 0 .4% )
Ashland, Inc. 31 1,838
Balchem Corp. 21 3,486
Ecolab, Inc. 167 42,338
FMC
Corp. 81 3,417
International Flavors & Fragrances, Inc. 166 12,883
Mosaic Co. (The) 208 5,618
RPM International, Inc. 83 9,602
79,182
Commercial Services & Supplies ( 0 .7% )
Clean Harbors, Inc. (a) 34 6,701
Copart, Inc. (a) 582 32,935
Republic Services, Inc., Class  A 134 32,450
Tetra Tech, Inc. 175 5,119
Waste Management, Inc. 264 61,119
138,324
Communications Equipment ( 1 .4% )
Arista Networks, Inc. (a) 682 52,841
Ciena Corp. (a) 92 5,560
Cisco Systems, Inc. 2,618 161,557
Juniper Networks, Inc. 216 7,817
Motorola Solutions, Inc. 110 48,159
275,934
Construction & Engineering ( 0 .2% )
AECOM 87 8,068

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Construction & Engineering (cont’d)
EMCOR Group, Inc. 30 $ 11,089
Quanta Services, Inc. 96 24,401
43,558
Consumer Finance ( 1 .0% )
American Express Co. 370 99,548
Capital One Financial Corp. 249 44,646
Discover Financial Services 165 28,166
FirstCash Holdings, Inc. 25 3,008
SoFi Technologies, Inc. (a) 723 8,408
Synchrony Financial 255 13,500
197,276
Consumer Staples Distribution & Retail ( 1 .9% )
Casey's General Stores, Inc. 24 10,417
Dollar General Corp. 144 12,662
Dollar Tree, Inc. (a) 141 10,585
Kroger Co. (The) 473 32,017
Performance Food Group Co. (a) 100 7,863
Sysco Corp. 322 24,163
Target Corp. (c) 301 31,412
U.S. Foods Holding Corp. (a) 151 9,885
Walmart, Inc. 2,877 252,572
391,576
Containers & Packaging ( 0 .2% )
Amcor plc (c) 949 9,205
Crown Holdings, Inc. 77 6,873
Graphic Packaging Holding Co. 195 5,062
International Paper Co. 343 18,299
Silgan Holdings, Inc. 57 2,914
Sonoco Products Co. 64 3,024
45,377
Distributors ( 0 .0% ) (b)
Pool Corp. (c) 25 7,959
Diversified Consumer Services ( 0 .0% ) (b)
Service Corp. International 92 7,378
Diversified Telecommunication Services ( 1 .3% )
AT&T, Inc. 4,727 133,680
Verizon Communications, Inc. 2,775 125,874
259,554
Electric Utilities ( 1 .0% )
Alliant Energy Corp. 168 10,811
Eversource Energy 241 14,968
Exelon Corp. 662 30,505
IDACORP, Inc. 35 4,068
NextEra Energy, Inc. 1,355 96,056
NRG Energy, Inc. 128 12,219
Portland General Electric Co. 71 3,166
Xcel Energy, Inc. (c) 377 26,688
198,481
Electrical Equipment ( 0 .7% )
Eaton Corp. plc 258 70,132
Emerson Electric Co. (c) 371 40,676
nVent Electric plc 107 5,609
Rockwell Automation, Inc. 75 19,379
135,796
Shares Value
Electronic Equipment, Instruments & Components ( 0 .4% )
Amphenol Corp., Class  A 794 $ 52,078
Badger Meter, Inc. 19 3,615
Itron, Inc. (a) 29 3,038
TD SYNNEX Corp. 50 5,198
Trimble, Inc. (a) 161 10,570
Zebra Technologies Corp., Class  A (a) 34 9,607
84,106
Energy Equipment & Services ( 0 .2% )
Baker Hughes Co., Class  A 652 28,655
Entertainment ( 2 .0% )
Electronic Arts, Inc. 155 22,401
Netflix, Inc. (a) 280 261,108
Walt Disney Co. (The) 1,191 117,552
401,061
Financial Services ( 4 .3% )
Equitable Holdings, Inc. 203 10,574
Fidelity National Information Services, Inc. 349 26,063
Fiserv, Inc. (a) 368 81,265
Jack Henry & Associates, Inc. 47 8,582
Mastercard, Inc., Class  A 540 295,985
MGIC Investment Corp. 158 3,915
Mr Cooper Group, Inc. (a) 41 4,904
PayPal Holdings, Inc. (a) 651 42,478
Radian Group, Inc. 94 3,109
Visa, Inc., Class  A (c) 1,134 397,422
874,297
Food Products ( 0 .7% )
Conagra Brands, Inc. 313 8,348
Flowers Foods, Inc. 128 2,433
General Mills, Inc. 363 21,704
Hershey Co. (The) 97 16,590
J.M. Smucker Co. (The) 68 8,052
Kellanova 194 16,003
Mondelez International, Inc., Class  A 852 57,808
130,938
Gas Utilities ( 0 .0% ) (b)
Southwest Gas Holdings, Inc. 40 2,872
Ground Transportation ( 0 .5% )
Lyft, Inc., Class  A (a) 249 2,956
Union Pacific Corp. 401 94,732
XPO, Inc. (a)(c) 75 8,068
105,756
Health Care Equipment & Supplies ( 2 .8% )
Abbott Laboratories 1,136 150,690
Align Technology, Inc. (a) 45 7,149
Baxter International, Inc. 334 11,433
Becton Dickinson & Co. 189 43,292
Boston Scientific Corp. (a) 968 97,652
Edwards Lifesciences Corp. (a) 381 27,615
Hologic, Inc. (a) 147 9,080
IDEXX Laboratories, Inc. (a) 53 22,257
Inspire Medical Systems, Inc. (a) 19 3,026
Insulet Corp. (a) 46 12,080
Medtronic plc 845 75,932
Penumbra, Inc. (a) 25 6,685

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Health Care Equipment & Supplies (cont’d)
STERIS plc 64 $ 14,506
Stryker Corp. 236 87,851
569,248
Health Care Providers & Services ( 2 .6% )
Centene Corp. (a) 324 19,670
Cigna Group (The) 178 58,562
CVS Health Corp. 830 56,232
Elevance Health, Inc. 150 65,244
HealthEquity, Inc. (a) 56 4,949
Henry Schein, Inc. (a)(c) 81 5,548
UnitedHealth Group, Inc. 603 315,821
526,026
Health Care REITs ( 0 .5% )
Healthpeak Properties, Inc. 459 9,281
Omega Healthcare Investors, Inc. 185 7,045
Ventas, Inc. 286 19,665
Welltower, Inc. (c) 422 64,655
100,646
Health Care Technology ( 0 .1% )
Veeva Systems, Inc., Class  A (a) 98 22,700
Hotel & Resort REITs ( 0 .1% )
Host Hotels & Resorts, Inc. 454 6,451
Ryman Hospitality Properties, Inc. 38 3,475
9,926
Hotels, Restaurants & Leisure ( 1 .5% )
Booking Holdings, Inc. 22 101,352
Choice Hotels International, Inc. (c) 18 2,390
Hilton Worldwide Holdings, Inc. 156 35,498
Hyatt Hotels Corp., Class  A 26 3,185
Marriott International, Inc., Class  A 159 37,874
Starbucks Corp. 747 73,273
Texas Roadhouse, Inc., Class  A 44 7,332
Vail Resorts, Inc. (c) 24 3,840
Yum! Brands, Inc. 184 28,954
293,698
Household Durables ( 0 .1% )
Meritage Homes Corp. 46 3,260
Somnigroup International, Inc. (c) 110 6,587
TopBuild Corp. (a) 19 5,794
Whirlpool Corp. (c) 35 3,155
18,796
Household Products ( 0 .5% )
Clorox Co. (The) 81 11,927
Colgate-Palmolive Co. 535 50,130
Kimberly-Clark Corp. 218 31,004
93,061
Independent Power and Renewable Electricity Producers ( 0 .0% ) (b)
AES Corp. (The) 467 5,800
Clearway Energy, Inc., Class  C 75 2,270
8,070
Industrial REITs ( 0 .0% ) (b)
Rexford Industrial Realty, Inc. 150 5,872
Insurance ( 2 .1% )
Allstate Corp. (The) 173 35,823
Shares Value
American Financial Group, Inc. 47 $ 6,173
American International Group, Inc. 390 33,907
Aon plc, Class  A 138 55,074
Arch Capital Group Ltd. 239 22,987
First American Financial Corp. 64 4,200
Globe Life, Inc. 55 7,245
Hartford Insurance Group, Inc. (The) 188 23,261
Lincoln National Corp. 111 3,986
Marsh & McLennan Cos., Inc. 323 78,822
MetLife, Inc. 379 30,430
Old Republic International Corp. 151 5,922
Primerica, Inc. 22 6,260
Principal Financial Group, Inc. 148 12,487
Prudential Financial, Inc. 233 26,021
Reinsurance Group of America, Inc. 43 8,467
RenaissanceRe Holdings Ltd. 32 7,680
Travelers Cos., Inc. (The) 149 39,405
Unum Group 116 9,449
417,599
Interactive Media & Services ( 5 .6% )
Alphabet, Inc., Class  A 7,242 1,119,903
Pinterest, Inc., Class  A (a) 385 11,935
1,131,838
IT Services ( 1 .8% )
Accenture plc, Class  A 411 128,248
Akamai Technologies, Inc. (a) 97 7,809
EPAM Systems, Inc. (a) 36 6,078
Gartner, Inc. (a) 49 20,567
GoDaddy, Inc., Class  A (a) 92 16,573
International Business Machines Corp. 611 151,931
Twilio, Inc., Class  A (a) 95 9,302
VeriSign, Inc. (a) 55 13,963
354,471
Leisure Products ( 0 .0% ) (b)
Brunswick Corp. 42 2,262
Mattel, Inc. (a) 215 4,177
6,439
Life Sciences Tools & Services ( 1 .5% )
Agilent Technologies, Inc. 188 21,992
Avantor, Inc. (a) 437 7,084
Bio-Rad Laboratories, Inc., Class  A (a) 13 3,166
Danaher Corp. 453 92,865
IQVIA Holdings, Inc. (a) 116 20,451
Medpace Holdings, Inc. (a) 16 4,875
Thermo Fisher Scientific, Inc. 249 123,903
Waters Corp. (a) 40 14,743
West Pharmaceutical Services, Inc. 47 10,522
299,601
Machinery ( 1 .5% )
Chart Industries, Inc. (a) 29 4,186
Cummins, Inc. 90 28,210
Deere & Co. 166 77,912
Fortive Corp. 224 16,392
Franklin Electric Co., Inc. 25 2,347
IDEX Corp. 50 9,049
Ingersoll Rand, Inc. 265 21,208
ITT, Inc. 53 6,846

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Machinery (cont’d)
Lincoln Electric Holdings, Inc. 35 $ 6,621
Middleby Corp. (The) (a) 34 5,167
Otis Worldwide Corp. 262 27,038
Parker-Hannifin Corp. 84 51,059
Stanley Black & Decker, Inc. (c) 101 7,765
Toro Co. (The) 65 4,729
Westinghouse Air Brake Technologies Corp. 112 20,311
Xylem, Inc. 159 18,994
307,834
Media ( 0 .6% )
Comcast Corp., Class  A 2,470 91,143
Interpublic Group of Cos., Inc. (The) 244 6,627
Omnicom Group, Inc. 128 10,613
Paramount Global, Class  B 401 4,796
Trade Desk, Inc. (The), Class  A (a) 296 16,197
129,376
Metals & Mining ( 0 .0% ) (b)
ATI, Inc. (a) 92 4,787
Mortgage Real Estate Investment Trusts (REITs) ( 0 .0% ) (b)
Rithm Capital Corp. 341 3,904
Multi-Utilities ( 0 .5% )
CMS Energy Corp. 195 14,647
DTE Energy Co. 136 18,805
Public Service Enterprise Group, Inc. 328 26,994
Sempra 429 30,613
91,059
Passenger Airlines ( 0 .1% )
Alaska Air Group, Inc. (a) 81 3,987
Delta Air Lines, Inc. 424 18,486
22,473
Personal Care Products ( 0 .1% )
Estee Lauder Cos., Inc. (The), Class  A 153 10,098
Pharmaceuticals ( 4 .2% )
Bristol-Myers Squibb Co. 1,337 81,544
Elanco Animal Health, Inc. (a) 323 3,392
Eli Lilly & Co. 560 462,510
Merck & Co., Inc. 1,665 149,450
Organon & Co. (c) 169 2,516
Pfizer, Inc. 3,736 94,670
Royalty Pharma plc, Class  A 252 7,845
Zoetis, Inc., Class  A 296 48,736
850,663
Professional Services ( 0 .9% )
Automatic Data Processing, Inc. 268 81,882
Booz Allen Hamilton Holding Corp., Class  A 83 8,680
Broadridge Financial Solutions, Inc. 76 18,427
Dayforce, Inc. (a)(c) 101 5,891
Equifax, Inc. 82 19,972
ExlService Holdings, Inc. (a) 102 4,815
FTI Consulting, Inc. (a) 23 3,774
Genpact Ltd. 106 5,340
Maximus, Inc. 37 2,523
Paycom Software, Inc. 33 7,210
Paylocity Holding Corp. (a) 29 5,433
Robert Half, Inc. 65 3,546
Shares Value
Science Applications International Corp. 32 $ 3,593
TriNet Group, Inc. 21 1,664
172,750
Real Estate Management & Development ( 0 .2% )
CoStar Group, Inc. (a) 274 21,709
Jones Lang LaSalle, Inc. (a) 31 7,685
Zillow Group, Inc., Class  C (a) 139 9,530
38,924
Residential REITs ( 0 .1% )
Equity LifeStyle Properties, Inc. 122 8,137
Invitation Homes, Inc. 402 14,010
22,147
Retail REITs ( 0 .4% )
Brixmor Property Group, Inc. 200 5,310
Kimco Realty Corp. 438 9,303
NNN REIT, Inc. 122 5,203
Realty Income Corp. 587 34,052
Simon Property Group, Inc. 213 35,375
89,243
Semiconductors & Semiconductor Equipment ( 13 .4% )
Advanced Micro Devices, Inc. (a) 1,063 109,213
Analog Devices, Inc. 326 65,744
Broadcom, Inc. 3,038 508,652
Cirrus Logic, Inc. (a) 34 3,388
First Solar, Inc. (a) 66 8,344
Intel Corp. 2,854 64,814
Lam Research Corp. 843 61,286
Micron Technology, Inc. 731 63,517
MKS Instruments, Inc. 44 3,527
NVIDIA Corp. 15,452 1,674,688
ON Semiconductor Corp. (a) 276 11,230
QUALCOMM, Inc. 729 111,982
Teradyne, Inc. 103 8,508
2,694,893
Software ( 13 .1% )
Adobe, Inc. (a) 286 109,690
ANSYS, Inc. (a) 58 18,360
Appfolio, Inc., Class  A (a) 15 3,298
Atlassian Corp., Class  A (a) 105 22,282
Autodesk, Inc. (a) 141 36,914
BILL Holdings, Inc. (a) 61 2,799
CommVault Systems, Inc. (a) 28 4,417
Crowdstrike Holdings, Inc., Class  A (a) 149 52,534
Docusign, Inc., Class  A (a) 132 10,745
Dropbox, Inc., Class  A (a) 142 3,793
Dynatrace, Inc. (a) 193 9,100
Fair Isaac Corp. (a) 16 29,507
Gen Digital, Inc. 368 9,767
HubSpot, Inc. (a) 34 19,424
Intuit, Inc. 180 110,518
MARA Holdings, Inc. (a) 222 2,553
Microsoft Corp. 4,831 1,813,509
Nutanix, Inc., Class  A (a) 171 11,938
Palo Alto Networks, Inc. (a)(c) 431 73,546
Salesforce, Inc. 617 165,578
ServiceNow, Inc. (a) 135 107,479
Tenable Holdings, Inc. (a) 77 2,693

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Software (cont’d)
Tyler Technologies, Inc. (a) 28 $ 16,279
2,636,723
Specialized REITs ( 1 .0% )
American Tower Corp. 307 66,803
Crown Castle, Inc. 285 29,706
CubeSmart 148 6,321
Digital Realty Trust, Inc. 221 31,667
Equinix, Inc. 64 52,182
Weyerhaeuser Co. 477 13,967
200,646
Specialty Retail ( 2 .3% )
Bath & Body Works, Inc. 141 4,275
Best Buy Co., Inc. 130 9,569
Burlington Stores, Inc. (a) 41 9,772
Dick's Sporting Goods, Inc. 37 7,458
Home Depot, Inc. (The) 654 239,684
Lowe's Cos., Inc. 372 86,762
TJX Cos., Inc. (The) 740 90,132
Tractor Supply Co. 350 19,285
466,937
Technology Hardware, Storage & Peripherals ( 11 .3% )
Apple, Inc. 9,899 2,198,865
Dell Technologies, Inc., Class  C 205 18,686
Hewlett Packard Enterprise Co. 861 13,285
HP, Inc. 621 17,195
NetApp, Inc. 133 11,683
Sandisk Corp. (a) 75 3,571
Seagate Technology Holdings plc 138 11,723
Western Digital Corp. (a) 227 9,177
2,284,185
Textiles, Apparel & Luxury Goods ( 0 .1% )
Columbia Sportswear Co. (c) 22 1,665
Crocs, Inc. (a)(c) 36 3,823
Deckers Outdoor Corp. (a) 99 11,069
PVH Corp. 37 2,392
Skechers USA, Inc., Class  A (a) 85 4,826
VF Corp. (c) 242 3,756
27,531
Trading Companies & Distributors ( 0 .3% )
Applied Industrial Technologies, Inc. 26 5,859
Fastenal Co. 377 29,236
GATX Corp. 23 3,571
Watsco, Inc. 23 11,691
50,357
Water Utilities ( 0 .1% )
American Water Works Co., Inc. 128 18,883
Wireless Telecommunication Services ( 0 .4% )
T-Mobile US, Inc. 313 83,480
Total Common Stocks
(Cost $20,371,589) 20,165,993
Shares Value
Short-Term Investments (0.6%)
Investment Company (0.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.27% (See Note G)
(Cost $21,693)
21,693 $ 21,693
Security held as Collateral on Loaned Securities ( 0 .5% )
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.27% (See Note G)
(Cost $109,150)
109,150 109,150
Total Short-Term Investments
(Cost $130,843) 130,843
–
Total Investments ( 100 .5% )
(Cost $ 20,502,432 ) including
$ 684,574 of Securities Loaned (d) 20,296,836
Liabilities in Excess of Other Assets
(
-0.5%
) (100,431)
NET ASSETS (100.0%) $ 20,196,405
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) All or a portion of this security was on loan at March 31, 2025.
(d) At March 31, 2025, the aggregate cost for federal income tax purposes is $20,502,432. The aggregate gross unrealized
appreciation is $1,447,762 and the aggregate gross unrealized depreciation is $1,653,358, resulting in net unrealized depreciation of $205,596.
REIT Real Estate Investment Trust
Portfolio Composition *
Classification
Percentage of Total
Investments
Other** 56 .7%
Semiconductors & Semiconductor Equipment 13 .3
Software 13 .1
Technology Hardware, Storage & Peripherals 11 .3
Interactive Media & Services 5 .6
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31,
2025.
** Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2025 (unaudited)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2025
Assets:
Investments in Securities of Unaffiliated Issuers, at Value
(1)
(Cost $20,371,589) $ 20,165,993
Investment in Security of Affiliated Issuers, at Value (Cost $130,843) 130,843
Total Investments in Securities, at Value (Cost $20,502,432) 20,296,836
Dividends Receivable 11,107
Receivable from Securities Lending Income 61
Total Assets
20,308,004
Liabilities:
Collateral on Securities Loaned, at Value 109,150
Payable for Management Fee 2,449
Total Liabilities
111,599
Net Assets
$ 20,196,405
Net Assets Consist of:
Paid-in-Capital $ 19,924,535
Total Distributable Earnings 271,870
Net Assets
$ 20,196,405
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 300,000
Net Asset Value Per Share
$ 67 .32
(1)
Including:
—
Securities on Loan, at Value: $ 684,574

Semi-Annual Report — March 31, 2025 (unaudited)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2025
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ 162,708
Dividends from Security of Affiliated Issuer (Note G) 1,396
Income from Securities Loaned - Net 266
Total Investment Income 164,370
Expenses:
Management Fee (Note B) 18,398
Total Expenses 18,398
Rebate from Morgan Stanley Affiliate (Note G) (42)
Net Expenses 18,356
Net Investment Income
146,014
Realized Gain (Loss):
Investments Sold (5,213)
In-kind Redemptions on Investments 1,333,650
Net Realized Gain 1,328,437
Change in Unrealized Appreciation (Depreciation):
Investments (1,953,025)
Net Change in Unrealized Appreciation (Depreciation) (1,953,025)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
(624,588)
Net Decrease in Net Assets Resulting from Operations $ (478,574)

Semi-Annual Report — March 31, 2025
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 146,014  $ 438,833
Net Realized Gain 1,328,437  7,445,034
Net Change in Unrealized Appreciation (Depreciation) (1,953,025) 871,457
Net Increase (Decrease) in Net Assets Resulting from Operations (478,574) 8,755,324
Dividends and Distributions to Shareholders:
Dividends and Distributions (147,747) (449,376)
Total Dividends and Distributions to Shareholders (147,747) (449,376)
Capital Share Transactions:
(1)
Subscribed In-Kind –  29,384,260
Redeemed In-Kind (10,830,898) (30,412,206)
Net Decrease in Net Assets Resulting from Capital Share Transactions (10,830,898) (1,027,946)
Total Increase (Decrease) in Net Assets (11,457,219) 7,278,002
Net Assets:
Beginning of Period 31,653,624  24,375,622
End of Period $ 20,196,405  $ 31,653,624
Capital Share Transactions:
Beginning of Period 450,000  450,000
Shares Subscribed In-Kind –  450,000
Shares Redeemed In-Kind (150,000) (450,000)
Shares Outstanding, End of Period
(2)
Net Increase in
(2)
300,000  450,000
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the
Financial Statements.
(2) At March 31, 2025 and September 30, 2024, Morgan Stanley Investment Management Inc. held approximately 66.9% and 66.7% respectively, of the outstanding shares of the Fund.

Semi-Annual Report — March 31, 2025
Financial Highlights
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$ 70 .34 $ 54 .17 $ 50 .00
Income (Loss) from Investment Operations:
— — —
Net Investment Income
(2)
0 .40 0 .86 0 .49
Net Realized and Unrealized Gain (Loss) ( 3 .01 ) 16 .21 4 .13
Total from Investment Operations ( 2 .61 ) 17 .07 4 .62
Distributions from and/or in Excess of:
— — —
Net Investment Income ( 0 .41 ) ( 0 .90 ) ( 0 .45 )
Net Asset Value, End of Period
$ 67 .32 $ 70 .34 $ 54 .17
Total Return
(3)
( 3 .74 ) %
(4)
31 .65% 9 .23%
(4)
Ratios to Average Net Assets and Supplemental Data:
$20,196 $31,654 $—
Net Assets, End of Period (Thousands) $ 20,196 $ 31,654 $ 24,376
Ratio of Expenses
(5)
0 .14%
(6)
0 .14% 0 .14%
(6)
Ratio of Net Investment Income
(5)
1 .11%
(6)
1 .35% 1 .36%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(6) (7)
0 .00%
(7)
0 .00%
(6) (7)
Portfolio Turnover Rate
(8)
1%
(4)
44% 19%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

11
Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert
US Large-Cap Diversity, Equity and Inclusion Index ETF (the
“Fund”), which seeks to track the performance of the Calvert
US Large-Cap Diversity Research Index. The Fund is non-di-
versified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the rele-
vant exchanges. If only bid prices are available then the
latest bid price may be used. Listed equity securities not
traded on the valuation date with no reported bid and
asked prices available on the exchange are valued at the
mean between the current bid and asked prices obtained
from one or more reputable brokers/dealers. In cases
where a security is traded on more than one exchange,
the security is valued on the exchange designated as the
primary market; (2) all other equity portfolio securities
for which over-the-counter (“OTC”) market quotations
are readily available are valued at the latest reported
sales price (or at the market official closing price if such market reports an official closing price), and if there was
no trading in the security on a given day and if there is
no official closing price from relevant markets for that
day, the security is valued at the mean between the last
reported bid and asked prices if such bid and asked prices
are available on the relevant markets. An unlisted equity
security that does not trade on the valuation date and for
which bid and asked prices from the relevant markets are
unavailable is valued at the mean between the current bid
and asked prices obtained from one or more reputable
brokers/dealers; (3) certain portfolio securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or the pricing service/vendor or exchange is
unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (4) when market quo-
tations are not readily available, as defined by Rule 2a-5
under the Act, including circumstances under which the
Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under the
general supervision of the Trustees; and (5) investments
in mutual funds, including the Morgan Stanley Institu-
tional Liquidity Funds, are valued at the net asset value
(“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
12
Morgan Stanley ETF Trust
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2025:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Securities Lending:
The Fund lends securities to qual-
ified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair
value of the securities loaned that might occur and any
interest earned or dividends declared on those securities
during the term of the loan would remain in the Fund.
The Fund would receive cash or securities as collateral in
an amount equal to or exceeding 100% of the current fair
value of the loaned securities. The collateral is marked-
to-market daily by JPMorgan Chase Bank N.A. (“JP-
Morgan”), the securities lending agent, to ensure that a
minimum of 100% collateral coverage is maintained.
Based on pre-established guidelines, the securities lending
agent invests any cash collateral that is received in an
affiliated money market portfolio. Securities lending
income is generated from the earnings on the invested
collateral and borrowing fees, less any rebates owed to the
borrowers and compensation to the lending agent, and is
recorded as “Income from Securities Loaned — Net” in
the Fund’s Statement of Operations. Risks in securities
lending transactions are that a borrower may not provide
additional collateral when required or return the securities when due, and that the value of the short-term invest-
ments will be less than the amount of cash collateral plus
any rebate that is required to be returned to the borrower.
The Fund has the right under the securities lending
agreement to recover the securities from the borrower on
demand.
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$20,166
(1)
$—  $—  $20,166
Short-Term Investments
Investment Company  131   —   —   131
Total Assets $20,297  $—  $—  $20,297
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
13
Morgan Stanley ETF Trust
The following table presents financial instruments that are
subject to enforceable netting arrangements as of March
31, 2025:
FASB ASC 860, "Transfers & Servicing: Repur-
chase-to-Maturity Transactions, Repurchase Financings,
and Disclosures", is intended to provide increased trans-
parency about the types of collateral pledged in securities
lending transactions and other similar transactions that
are accounted for as secured borrowings.
The following table displays a breakdown of transactions
accounted for as secured borrowings, the gross obligations
by class of collateral pledged and the remaining contrac-
tual maturity of those transactions as of March 31, 2025:
4. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
5. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
6. Security Transactions and Income:
Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend at fair value.
7. Segment Reporting:
During the reporting period, the
Fund adopted FASB Accounting Standards Update No.
2023-07, Segment Reporting (Topic 280): Improvements
to Reportable Segment Disclosures, (ASU 2023-07), which
requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single report-
able segment, an investment company whose investment
objective is included at the beginning of the Notes to the
Financial Statements. In connection with the adoption
of ASU 2023-07, the Fund’s President acts as the Fund’s
Chief Operating Decision Maker ("CODM"), who is
responsible for assessing the performance of the Fund’s
single segment and deciding how to allocate the segment’s
resources. To perform this function, the CODM reviews
the information in the Fund’s financial statements.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.14% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary
Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset
Amount
Presented in the
Statement of
Assets and
Liabilities
(000)
Financial
Instrument
(000)
Collateral
Received
(000)
Net Amount
(not less
than $0)
(000)
$685(a) $– $685(b)(c) $–
(a) Represents market value of loaned securities at period end.
(b) The Fund received cash collateral of $109,150, which was subsequently invested in the Morgan Stanley Institutional Liquidity
Fund as reported in the Portfolio of Investments. In addition, the
Fund received non-cash collateral of $590,655 in the form of U.S.
Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(c) The actual collateral received is greater than the amount shown here due to overcollateralization.
Remaining Contractual Maturity of the Agreements
Overnight
and
Continuous
(000)
<30 days
(000)
Between
30 &
90 days
(000)
>90 Days
(000)
Total
(000)
Securities
Lending
Transactions
Common Stocks $109 $— $— $— $109
Total Borrowings $109 $— $— $— $109
Gross amount
of recognized
liabilities for
securities
lending
transactions $109

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of period end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
 For the six months ended March 31, 2025, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $229,396 and $231,310, re-
spectively. There were no purchases and sales of long-term U.S.
Government securities for the six months ended March 31,
2025. Purchases and Sales related to In-Kind transactions were
$0 and $10,799,423, respectively, for the six months ended
March 31, 2025.
The Fund invests in the Institutional Class of the Morgan Stan-
ley Institutional Liquidity Funds — Government Portfolio (the
“Liquidity Fund”), an open-end management investment com-
pany managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Manage-
ment fees paid by the Fund are reduced by an amount equal
to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, management fees paid were reduced by
$42 relating to the Fund’s investment in the Liquidity Fund.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended March 31, 2025 is as follows:
The Fund is permitted to purchase and sell securities (“cross-
trade”) from and to other Morgan Stanley funds as well as
other funds and client accounts for which the Adviser or an
affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with
Rule 17a-7 under the Act (the “Rule”). As a result of a
change in the Rule 2a-5 (aka the "Valuation Rule"), which
impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a
" readily available market quotation " for the security. The
Fund's Rule 17a-7  policy was amended effective September 8,
2022, to reflect the new requirement of Rule 2a-5.
For the six months ended March 31, 2025, the Fund did not
engage in any cross-trade transactions.
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. Each of the tax years in the two year period ended September 30, 2024 re-
mains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, primarily due to tax adjustments related to in-kind redemptions, resulted in the following reclassifica-
tions among the components of net assets at September 30,
2024:
Affiliated
Investment
Company
Value
September
30,
2024
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity Fund $ 51 $ 4,244 $ 4,164 $1
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2025
(000)
Liquidity Fund $–  $ – $ 131
2024
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$449,376 $–
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$203,084 $–
Total
Distributable Paid-In
Earnings Capital
$(7,998,833) $7,998,833

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2024, the Fund had available for federal
income tax purposes unused short-term and long-term capital
losses of $300,201 and $543,144, respectively, that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, com-
panies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events
adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may un-
derperform or otherwise be adversely affected due to inflation
(or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global de-
mand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events, such as ter-
rorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the
U.S. and global financial markets. The occurrence of such
events may be sudden and unexpected, and it is difficult to pre-
dict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the
Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial per-
formance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments
of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Tracking Error Risk:
Tracking error risk refers to the risk
that the Fund’s performance may not match or correlate to
that of the index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transac-
tion costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the index or the need to meet new or existing regulatory requirements. Factors such as Fund expens-
es, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund invest-
ments imposed by Fund diversification and/or concentration
policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the index are not reduced by investment and other operating
expenses, including the trading costs associated with imple-
menting changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected.
Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal cir-
cumstances. The Fund may be required to deviate its invest-
ments from the securities and relative weightings of the index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If the Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.
Index Related Risk:
The Fund’s return may not track the
return of the index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund
incurs a number of operating expenses not applicable to the
index, and incurs costs in buying and selling securities, espe-
cially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, the
Fund’s return may differ from the return of the index because of, among other things, pricing differences and the inability
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$9,677 $–

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
to purchase certain securities included in the index due to regu-
latory or other restrictions.
In addition, when the Fund uses a representative sampling
approach, the Fund can be expected to be less correlated with the return of the index as when a fund purchases all of the
securities in an index in the proportions in which they are rep-
resented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the index may be heightened during times of
increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/
or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Trading Risk:
  The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to
the intraday value of the Fund’s holdings. You may pay signifi-
cantly more or receive significantly less than the Fund's NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges
imposed by brokers as determined by that broker. Brokerage
commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants
that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading vol-
ume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transactions Risk:
 The Fund may
experience adverse effects when certain shareholders, or share-
holders collectively, purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may
invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achiev-
ing a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the
size of the Fund would be maintained at such levels or that the
Fund would continue to meet applicable listing requirements.
Such larger than normal redemptions may cause the Fund to
sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity.
Similarly, large Fund share purchases may adversely affect the
Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may
also result in gains for the Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, lead-
ing to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain
circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material
upward or downward effect on the market price of the shares.

CDEI-NCSR 3.31.25
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core
Responsible Index ETF
NYSE Arca: CVMC
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2025 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Items 6 and 7 of Form N-CSR:
Portfolio of Investments
...................................................................................
2
Statement of Assets and Liabilities
........................................................................
10
Statement of Operations
..................................................................................
11
Statements of Changes in Net Assets
.....................................................................
12
Financial Highlights
.......................................................................................
13
Notes to Financial Statements
.............................................................................
14
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments
Calvert US Mid-Cap Core Responsible Index ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.6%)
Aerospace & Defense ( 1 .1% )
Axon Enterprise, Inc. (a) 530 $ 278,753
Curtiss-Wright Corp. 291 92,326
HEICO Corp. 806 215,355
Hexcel Corp. 624 34,170
Moog, Inc., Class  A 216 37,444
Woodward, Inc. 431 78,653
736,701
Air Freight & Logistics ( 0 .5% )
CH Robinson Worldwide, Inc. 1,208 123,699
Expeditors International of Washington, Inc. 1,254 150,794
GXO Logistics, Inc. (a) 956 37,360
311,853
Automobile Components ( 0 .6% )
Aptiv plc (a) 2,139 127,270
Autoliv, Inc. 844 74,652
BorgWarner, Inc. 2,360 67,614
Lear Corp. 582 51,344
Modine Manufacturing Co. (a)(b) 561 43,057
363,937
Automobiles ( 0 .3% )
Harley-Davidson, Inc. 1,340 33,835
Rivian Automotive, Inc., Class  A (a)(b) 8,255 102,775
Thor Industries, Inc. (b) 551 41,771
178,381
Banks ( 3 .0% )
Bank OZK (b) 749 32,544
BOK Financial Corp. 156 16,247
Cadence Bank 1,256 38,132
Citizens Financial Group, Inc. 3,015 123,525
Comerica, Inc. 903 53,331
Commerce Bancshares, Inc. 900 56,007
Cullen/Frost Bankers, Inc. 415 51,958
East West Bancorp, Inc. 955 85,721
Fifth Third Bancorp 4,630 181,496
First Citizens BancShares, Inc., Class  A 69 127,934
First Horizon Corp. 3,603 69,970
FNB Corp. 2,460 33,087
Home BancShares, Inc. 1,275 36,044
Huntington Bancshares, Inc. 10,013 150,295
KeyCorp 6,435 102,896
M&T Bank Corp. 1,140 203,775
Old National Bancorp (b) 2,195 46,512
Pinnacle Financial Partners, Inc. 531 56,307
Popular, Inc. 480 44,338
Regions Financial Corp. 6,289 136,660
SouthState Corp. 697 64,695
Synovus Financial Corp. 967 45,198
Webster Financial Corp. 1,183 60,984
Western Alliance Bancorp (b) 758 58,237
Wintrust Financial Corp. 456 51,282
Zions Bancorp NA 1,014 50,558
1,977,733
Beverages ( 0 .2% )
Celsius Holdings, Inc. (a) 1,275 45,415
Shares Value
Coca-Cola Consolidated, Inc. 45 $ 60,750
106,165
Biotechnology ( 2 .2% )
Alnylam Pharmaceuticals, Inc. (a) 936 252,739
Apellis Pharmaceuticals, Inc. (a) 791 17,299
Biogen, Inc. (a) 1,102 150,798
BioMarin Pharmaceutical, Inc. (a) 1,425 100,733
Blueprint Medicines Corp. (a)(b) 474 41,954
Cytokinetics, Inc. (a)(b) 873 35,086
Exact Sciences Corp. (a)(b) 1,385 59,957
Exelixis, Inc. (a)(b) 2,075 76,609
Halozyme Therapeutics, Inc. (a)(b) 922 58,833
Incyte Corp. (a) 1,201 72,720
Insmed, Inc. (a)(b) 1,338 102,076
Ionis Pharmaceuticals, Inc. (a) 1,170 35,299
Krystal Biotech, Inc. (a) 186 33,536
Madrigal Pharmaceuticals, Inc. (a)(b) 140 46,372
Neurocrine Biosciences, Inc. (a) 734 81,180
Revolution Medicines, Inc. (a)(b) 1,220 43,139
Roivant Sciences Ltd. (a) 3,351 33,811
Sarepta Therapeutics, Inc. (a) 691 44,100
United Therapeutics Corp. (a) 334 102,962
Vaxcyte, Inc. (a)(b) 946 35,721
Viking Therapeutics, Inc. (a)(b) 819 19,779
1,444,703
Broadline Retail ( 0 .5% )
eBay, Inc. 3,111 210,708
Etsy, Inc. (a) 710 33,498
Macy's, Inc. (b) 1,852 23,261
Ollie's Bargain Outlet Holdings, Inc. (a) 411 47,824
315,291
Building Products ( 1 .6% )
AAON, Inc. 522 40,784
Advanced Drainage Systems, Inc. (b) 552 59,975
Allegion plc 671 87,539
AO Smith Corp. 930 60,785
Armstrong World Industries, Inc. 289 40,714
AZEK Co., Inc. (The), Class  A (a) 942 46,054
Carlisle Cos., Inc. 413 140,627
Fortune Brands Innovations, Inc. 816 49,678
Lennox International, Inc. 251 140,768
Masco Corp. 1,414 98,330
Owens Corning 838 119,683
Simpson Manufacturing Co., Inc. 324 50,894
Trex Co., Inc. (a) 715 41,541
UFP Industries, Inc. 399 42,709
Zurn Elkay Water Solutions Corp. 1,008 33,244
1,053,325
Capital Markets ( 5 .3% )
Affiliated Managers Group, Inc. (b) 202 33,942
Ameriprise Financial, Inc. 690 334,036
Ares Management Corp., Class  A 1,342 196,751
Bank of New York Mellon Corp. (The) 4,828 404,924
Blue Owl Capital, Inc., Class  A 3,644 73,026
Carlyle Group, Inc. (The) 1,522 66,344
Cboe Global Markets, Inc. 726 164,287
Evercore, Inc., Class  A 254 50,729
FactSet Research Systems, Inc. 310 140,939

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Capital Markets (cont’d)
Franklin Resources, Inc. 2,187 $ 42,100
Hamilton Lane, Inc., Class  A 316 46,980
Houlihan Lokey, Inc., Class  A 376 60,724
Invesco Ltd. 3,054 46,329
Janus Henderson Group plc 888 32,101
Jefferies Financial Group, Inc. 1,144 61,284
LPL Financial Holdings, Inc. 516 168,804
MarketAxess Holdings, Inc. 301 65,121
Morningstar, Inc. 205 61,473
MSCI, Inc., Class  A 533 301,412
Nasdaq, Inc. 2,871 217,794
Northern Trust Corp. 1,342 132,388
Raymond James Financial, Inc. 1,285 178,499
SEI Investments Co. 667 51,779
State Street Corp. 2,004 179,418
Stifel Financial Corp. 700 65,982
T Rowe Price Group, Inc. 1,516 139,275
TPG, Inc., Class  A (b) 577 27,367
Tradeweb Markets, Inc., Class  A 805 119,510
3,463,318
Chemicals ( 1 .4% )
Ashland, Inc. 361 21,404
Axalta Coating Systems Ltd. (a) 1,685 55,892
Balchem Corp. 250 41,500
Cabot Corp. 415 34,503
Celanese Corp., Class  A 844 47,914
Eastman Chemical Co. 892 78,594
Element Solutions, Inc. 1,723 38,957
FMC Corp. 962 40,587
International Flavors & Fragrances, Inc. 1,959 152,038
Mosaic Co. (The) 2,445 66,039
PPG Industries, Inc. 1,758 192,237
RPM International, Inc. 987 114,176
883,841
Commercial Services & Supplies ( 0 .7% )
Brink's Co. (The) 346 29,811
Casella Waste Systems, Inc., Class  A (a)(b) 487 54,305
Clean Harbors, Inc. (a) 399 78,643
MSA Safety, Inc. 285 41,807
Tetra Tech, Inc. 2,100 61,425
Veralto Corp. 1,684 164,106
430,097
Communications Equipment ( 0 .4% )
Ciena Corp. (a) 997 60,249
F5, Inc. (a) 406 108,106
Juniper Networks, Inc. 2,333 84,431
252,786
Construction & Engineering ( 1 .3% )
AECOM 1,039 96,346
API Group Corp. (a) 1,948 69,660
Comfort Systems USA, Inc. 276 88,963
Dycom Industries, Inc. (a) 220 33,515
EMCOR Group, Inc. 353 130,479
MasTec, Inc. (a) 484 56,488
Quanta Services, Inc. 1,067 271,210
Valmont Industries, Inc. 153 43,662
Shares Value
WillScot Holdings Corp. 1,417 $ 39,393
829,716
Construction Materials ( 0 .3% )
Vulcan Materials Co. 991 231,200
Consumer Finance ( 1 .1% )
Ally Financial, Inc. 1,908 69,585
Credit Acceptance Corp. (a)(b) 46 23,752
Discover Financial Services 1,743 297,530
FirstCash Holdings, Inc. 269 32,366
OneMain Holdings, Inc. 823 40,228
SLM Corp. 1,440 42,293
SoFi Technologies, Inc. (a) 7,640 88,853
Synchrony Financial 2,697 142,779
737,386
Consumer Staples Distribution & Retail ( 2 .2% )
Albertsons Cos., Inc., Class  A 3,147 69,203
BJ's Wholesale Club Holdings, Inc. (a) 879 100,294
Casey's General Stores, Inc. 277 120,229
Dollar General Corp. 1,472 129,433
Dollar Tree, Inc. (a) 1,442 108,251
Kroger Co. (The) 5,056 342,241
Performance Food Group Co. (a) 1,145 90,031
Sprouts Farmers Market, Inc. (a) 737 112,496
Sysco Corp. 3,580 268,643
U.S. Foods Holding Corp. (a) 1,718 112,460
1,453,281
Containers & Packaging ( 1 .9% )
Amcor plc 11,191 108,553
AptarGroup, Inc. 513 76,119
Avery Dennison Corp. 605 107,672
Ball Corp. 2,189 113,981
Berry Global Group, Inc. 896 62,550
Crown Holdings, Inc. 907 80,959
Graphic Packaging Holding Co. 2,298 59,656
International Paper Co. 4,007 213,773
Packaging Corp. of America 684 135,446
Sealed Air Corp. 1,110 32,079
Silgan Holdings, Inc. 678 34,659
Smurfit WestRock plc 3,965 178,663
Sonoco Products Co. 755 35,666
1,239,776
Distributors ( 0 .4% )
Genuine Parts Co. 930 110,800
LKQ Corp. 1,735 73,807
Pool Corp. (b) 244 77,677
262,284
Diversified Consumer Services ( 0 .5% )
Bright Horizons Family Solutions, Inc. (a) 462 58,692
Duolingo, Inc., Class  A (a) 305 94,715
H&R Block, Inc. 1,080 59,303
Service Corp. International 1,143 91,669
304,379
Diversified REITs ( 0 .2% )
Essential Properties Realty Trust, Inc. (b) 1,468 47,916
WP Carey, Inc. 1,703 107,476
155,392

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Electric Utilities ( 2 .0% )
Alliant Energy Corp. 2,016 $ 129,730
Evergy, Inc. 1,786 123,145
Eversource Energy 2,880 178,877
Exelon Corp. 7,130 328,550
IDACORP, Inc. 423 49,161
NRG Energy, Inc. 1,529 145,958
Portland General Electric Co. 858 38,267
Xcel Energy, Inc. 4,115 291,301
1,284,989
Electrical Equipment ( 1 .7% )
Acuity, Inc. 240 63,204
AMETEK, Inc. 1,635 281,449
Atkore, Inc. (b) 267 16,017
Hubbell, Inc., Class  B 416 137,659
NEXTracker, Inc., Class  A (a) 1,080 45,511
nVent Electric plc 1,266 66,364
Regal Rexnord Corp. 510 58,063
Rockwell Automation, Inc. 849 219,365
Sensata Technologies Holding plc 1,149 27,886
Vertiv Holdings Co., Class  A 2,759 199,200
1,114,718
Electronic Equipment, Instruments & Components ( 2 .4% )
Arrow Electronics, Inc. (a) 350 36,341
Avnet, Inc. 579 27,844
Badger Meter, Inc. 226 42,996
CDW Corp. 937 150,164
Cognex Corp. 1,327 39,584
Coherent Corp. (a) 1,188 77,149
Corning, Inc. 5,530 253,163
Insight Enterprises, Inc. (a) 181 27,148
Itron, Inc. (a) 345 36,142
Jabil, Inc. 755 102,733
Keysight Technologies, Inc. (a) 1,335 199,943
Littelfuse, Inc. 190 37,381
Novanta, Inc. (a) 276 35,292
TD SYNNEX Corp. 507 52,708
Teledyne Technologies, Inc. (a) 361 179,673
Trimble, Inc. (a) 1,907 125,195
Vontier Corp. 1,048 34,427
Zebra Technologies Corp., Class  A (a) 361 102,004
1,559,887
Energy Equipment & Services ( 0 .5% )
Baker Hughes Co., Class  A 7,027 308,837
Entertainment ( 2 .1% )
Electronic Arts, Inc. 1,670 241,348
Liberty Media Corp-Liberty Formula One,
Class  A (a) 2,037 165,954
Liberty Media Corp-Liberty Live, Class  A (a) 548 36,848
Live Nation Entertainment, Inc. (a) 1,259 164,400
ROBLOX Corp., Class  A (a) 3,922 228,613
Roku, Inc., Class  A (a) 907 63,889
Take-Two Interactive Software, Inc. (a) 1,153 238,959
Warner Bros Discovery, Inc. (a) 18,386 197,282
Warner Music Group Corp., Class  A 1,110 34,799
1,372,092
Shares Value
Financial Services ( 1 .9% )
Affirm Holdings, Inc., Class  A (a) 1,883 $ 85,093
Corpay, Inc. (a) 481 167,734
Equitable Holdings, Inc. 2,145 111,733
Essent Group Ltd. 707 40,808
Euronet Worldwide, Inc. (a) 290 30,987
Fidelity National Information Services, Inc. 3,753 280,274
Jack Henry & Associates, Inc. 514 93,856
Jackson Financial, Inc., Class  A 500 41,890
MGIC Investment Corp. 1,660 41,135
Mr Cooper Group, Inc. (a) 404 48,318
PennyMac Financial Services, Inc. 219 21,924
Radian Group, Inc. (b) 1,012 33,467
Shift4 Payments, Inc., Class  A (a)(b) 470 38,404
Toast, Inc., Class  A (a) 3,131 103,855
Voya Financial, Inc. 660 44,722
WEX, Inc. (a) 273 42,866
1,227,066
Food Products ( 2 .5% )
Bunge Global SA 996 76,114
Campbell's Co. (The) (b) 1,475 58,882
Conagra Brands, Inc. 3,566 95,105
Darling Ingredients, Inc. (a) 1,178 36,801
Flowers Foods, Inc. 1,490 28,325
Freshpet, Inc. (a)(b) 365 30,357
General Mills, Inc. 4,111 245,797
Hershey Co. (The) 1,105 188,988
Hormel Foods Corp. 2,188 67,697
Ingredion, Inc. 478 64,630
J.M. Smucker Co. (The) 779 92,241
Kellanova 2,209 182,220
Kraft Heinz Co. (The) 6,664 202,786
Lamb Weston Holdings, Inc. 1,052 56,072
Lancaster Colony Corp. 156 27,300
McCormick & Co., Inc. (Non-Voting) 1,988 163,632
1,616,947
Gas Utilities ( 0 .1% )
Southwest Gas Holdings, Inc. 487 34,967
UGI Corp. (b) 1,685 55,723
90,690
Ground Transportation ( 1 .2% )
JB Hunt Transport Services, Inc. 792 117,176
Knight-Swift Transportation Holdings, Inc.,
Class  A 1,710 74,368
Landstar System, Inc. 316 47,463
Lyft, Inc., Class  A (a) 2,668 31,669
Old Dominion Freight Line, Inc. 1,382 228,652
Ryder System, Inc. 444 63,852
Saia, Inc. (a)(b) 284 99,238
XPO, Inc. (a)(b) 1,096 117,908
780,326
Health Care Equipment & Supplies ( 3 .1% )
Align Technology, Inc. (a) 521 82,766
Baxter International, Inc. 3,841 131,477
Cooper Cos., Inc. (The) (a) 1,504 126,862
DENTSPLY SIRONA, Inc. 1,486 22,201
GE HealthCare Technologies, Inc. 3,298 266,182
Glaukos Corp. (a) 413 40,647

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Health Care Equipment & Supplies (cont’d)
Globus Medical, Inc., Class  A (a) 855 $ 62,586
Hologic, Inc. (a) 1,684 104,021
IDEXX Laboratories, Inc. (a) 596 250,290
Inspire Medical Systems, Inc. (a) 214 34,086
Insulet Corp. (a) 529 138,921
Merit Medical Systems, Inc. (a) 434 45,878
Penumbra, Inc. (a) 281 75,142
ResMed, Inc. 1,086 243,101
STERIS plc 741 167,948
Teleflex, Inc. (b) 348 48,090
Zimmer Biomet Holdings, Inc. 1,504 170,223
2,010,421
Health Care Providers & Services ( 2 .0% )
Centene Corp. (a) 3,717 225,659
Chemed Corp. 109 67,070
DaVita, Inc. (a) 356 54,457
Encompass Health Corp. 750 75,960
Ensign Group, Inc. (The) 419 54,219
HealthEquity, Inc. (a) 600 53,022
Henry Schein, Inc. (a)(b) 927 63,490
Humana, Inc. 905 239,463
Labcorp Holdings, Inc. 631 146,859
Molina Healthcare, Inc. (a) 415 136,697
Option Care Health, Inc. (a) 1,235 43,163
Quest Diagnostics, Inc. 835 141,282
1,301,341
Health Care REITs ( 0 .9% )
Alexandria Real Estate Equities, Inc. 1,346 124,519
Healthcare Realty Trust, Inc., Class  A 2,776 46,914
Healthpeak Properties, Inc. 5,494 111,089
Omega Healthcare Investors, Inc. 2,215 84,347
Ventas, Inc. 3,328 228,833
595,702
Health Care Technology ( 0 .5% )
Doximity, Inc., Class  A (a) 924 53,620
Veeva Systems, Inc., Class  A (a) 1,049 242,980
296,600
Hotel & Resort REITs ( 0 .2% )
Host Hotels & Resorts, Inc. 5,437 77,260
Ryman Hospitality Properties, Inc. 457 41,788
119,048
Hotels, Restaurants & Leisure ( 2 .3% )
Aramark 1,978 68,281
Cava Group, Inc. (a)(b) 566 48,908
Choice Hotels International, Inc. (b) 214 28,415
Darden Restaurants, Inc. 876 181,998
Domino's Pizza, Inc. 256 117,619
DoorDash, Inc., Class  A (a) 2,235 408,491
Hyatt Hotels Corp., Class  A 332 40,670
Planet Fitness, Inc., Class  A (a) 685 66,178
Texas Roadhouse, Inc., Class  A 496 82,648
Vail Resorts, Inc. (b) 293 46,886
Wingstop, Inc. 214 48,274
Wyndham Hotels & Resorts, Inc. 620 56,116
Yum! Brands, Inc. 1,984 312,202
1,506,686
Shares Value
Household Durables ( 1 .5% )
Installed Building Products, Inc. (b) 185 $ 31,720
KB Home 547 31,792
Lennar Corp., Class  A 1,836 210,736
Meritage Homes Corp. 554 39,268
Mohawk Industries, Inc. (a) 346 39,506
NVR, Inc. (a) 23 166,621
PulteGroup, Inc. 1,583 162,732
Somnigroup International, Inc. (b) 1,126 67,425
Taylor Morrison Home Corp., Class  A (a) 781 46,891
Toll Brothers, Inc. 778 82,149
TopBuild Corp. (a) 230 70,139
Whirlpool Corp. (b) 361 32,537
981,516
Household Products ( 0 .9% )
Church & Dwight Co., Inc. 1,642 180,768
Clorox Co. (The) 823 121,186
Kimberly-Clark Corp. 2,218 315,444
617,398
Independent Power and Renewable Electricity Producers ( 0 .2% )
AES Corp. (The) 5,595 69,490
Brookfield Renewable Corp. 1,141 31,857
Clearway Energy, Inc., Class  C 719 21,764
123,111
Industrial REITs ( 0 .5% )
Americold Realty Trust, Inc. 2,234 47,941
EastGroup Properties, Inc. 405 71,341
First Industrial Realty Trust, Inc. 1,034 55,795
Rexford Industrial Realty, Inc. 1,792 70,157
STAG Industrial, Inc. (b) 1,468 53,024
Terreno Realty Corp. (b) 769 48,616
346,874
Insurance ( 4 .7% )
Allstate Corp. (The) 1,824 377,696
American Financial Group, Inc. 503 66,064
Arch Capital Group Ltd. 2,527 243,047
Axis Capital Holdings Ltd. 543 54,430
Brown & Brown, Inc. 1,842 229,145
Cincinnati Financial Corp. 1,071 158,208
Everest Group Ltd. 299 108,636
First American Financial Corp. 802 52,635
Globe Life, Inc. 580 76,397
Hanover Insurance Group, Inc. (The) 247 42,966
Hartford Insurance Group, Inc. (The) 1,986 245,728
Kinsale Capital Group, Inc. (b) 154 74,953
Lincoln National Corp. 1,170 42,015
Old Republic International Corp. 1,608 63,066
Primerica, Inc. 230 65,442
Principal Financial Group, Inc. 1,562 131,786
Prudential Financial, Inc. 2,461 274,844
Reinsurance Group of America, Inc. 458 90,180
RenaissanceRe Holdings Ltd. 328 78,720
Ryan Specialty Holdings, Inc., Class  A (b) 738 54,516
Selective Insurance Group, Inc. 418 38,264
Unum Group 1,219 99,300
W. R. Berkley Corp. 2,019 143,672
White Mountains Insurance Group Ltd. (b) 17 32,739

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Insurance (cont’d)
Willis Towers Watson plc 690 $ 233,185
3,077,634
Interactive Media & Services ( 0 .3% )
Pinterest, Inc., Class  A (a) 4,150 128,650
Snap, Inc., Class  A (a) 7,716 67,206
ZoomInfo Technologies, Inc., Class  A (a) 2,105 21,050
216,906
IT Services ( 2 .8% )
Akamai Technologies, Inc. (a) 1,044 84,042
Amdocs Ltd. 790 72,285
Cloudflare, Inc., Class  A (a) 2,145 241,720
Cognizant Technology Solutions Corp., Class  A 3,491 267,061
EPAM Systems, Inc. (a) 389 65,679
Gartner, Inc. (a) 547 229,598
GoDaddy, Inc., Class  A (a) 995 179,239
Kyndryl Holdings, Inc. (a) 1,625 51,025
MongoDB, Inc., Class  A (a) 510 89,454
Snowflake, Inc., Class  A (a) 2,116 309,275
Twilio, Inc., Class  A (a) 1,016 99,477
VeriSign, Inc. (a) 589 149,529
1,838,384
Leisure Products ( 0 .2% )
Brunswick Corp. 503 27,086
Hasbro, Inc. 881 54,173
Mattel, Inc. (a) 2,192 42,591
123,850
Life Sciences Tools & Services ( 2 .3% )
Agilent Technologies, Inc. 2,088 244,254
Avantor, Inc. (a) 5,023 81,423
Bio-Rad Laboratories, Inc., Class  A (a) 146 35,560
Bio-Techne Corp. 1,183 69,359
Bruker Corp. 776 32,390
Charles River Laboratories International, Inc. (a) 383 57,649
Illumina, Inc. (a) 1,193 94,653
IQVIA Holdings, Inc. (a) 1,311 231,129
Medpace Holdings, Inc. (a) 189 57,587
Mettler-Toledo International, Inc. (a) 156 184,222
PerkinElmer, Inc. (b) 904 95,643
Repligen Corp. (a) 400 50,896
Waters Corp. (a) 449 165,488
West Pharmaceutical Services, Inc. 544 121,791
1,522,044
Machinery ( 5 .0% )
AGCO Corp. 480 44,434
Allison Transmission Holdings, Inc. 667 63,812
Chart Industries, Inc. (a) 354 51,103
CNH Industrial NV (b) 6,288 77,217
Cummins, Inc. 942 295,261
Donaldson Co., Inc. 923 61,896
Dover Corp. 1,063 186,748
Esab Corp. 440 51,260
Federal Signal Corp. 462 33,980
Flowserve Corp. 1,016 49,621
Fortive Corp. 2,637 192,976
Franklin Electric Co., Inc. 303 28,446
Graco, Inc. 1,307 109,148
Shares Value
IDEX Corp. 589 $ 106,591
Ingersoll Rand, Inc. 2,996 239,770
ITT, Inc. 627 80,983
Lincoln Electric Holdings, Inc. 417 78,880
Middleby Corp. (The) (a) 411 62,464
Mueller Industries, Inc. 850 64,719
Nordson Corp. 402 81,091
Oshkosh Corp. 501 47,134
Otis Worldwide Corp. 2,868 295,978
Pentair plc 1,274 111,450
Snap-on, Inc. 403 135,815
SPX Technologies, Inc. (a) 349 44,944
Stanley Black & Decker, Inc. (b) 1,198 92,102
Timken Co. (The) 490 35,216
Toro Co. (The) 775 56,381
Watts Water Technologies, Inc., Class  A 209 42,619
Westinghouse Air Brake Technologies Corp. 1,283 232,672
Xylem, Inc. 1,828 218,373
3,273,084
Media ( 1 .3% )
Charter Communications, Inc., Class  A (a) 683 251,706
Interpublic Group of Cos., Inc. (The) 3,028 82,241
Liberty Broadband Corp., Class  C (a) 924 78,586
New York Times Co. (The), Class  A 1,303 64,629
Nexstar Media Group, Inc., Class  A 232 41,579
Omnicom Group, Inc. 1,584 131,329
Paramount Global, Class  B 4,862 58,150
Trade Desk, Inc. (The), Class  A (a) 3,192 174,666
882,886
Metals & Mining ( 1 .2% )
ATI, Inc. (a) 1,721 89,544
Carpenter Technology Corp. (b) 534 96,750
Commercial Metals Co. 1,736 79,873
Nucor Corp. 1,735 208,790
Reliance, Inc. 486 140,333
Steel Dynamics, Inc. 1,218 152,347
767,637
Mortgage Real Estate Investment Trusts (REITs) ( 0 .3% )
AGNC Investment Corp. (b) 6,332 60,660
Annaly Capital Management, Inc. 4,019 81,626
Rithm Capital Corp. 3,598 41,197
Starwood Property Trust, Inc. (b) 2,206 43,613
227,096
Multi-Utilities ( 3 .0% )
Ameren Corp. 2,103 211,141
CMS Energy Corp. 2,338 175,607
Consolidated Edison, Inc. 2,562 283,332
Dominion Energy, Inc. 5,961 334,233
DTE Energy Co. 1,612 222,891
NiSource, Inc. 3,690 147,932
Public Service Enterprise Group, Inc. 3,591 295,540
WEC Energy Group, Inc. 2,367 257,956
1,928,632
Office REITs ( 0 .2% )
BXP, Inc. 1,242 83,450
COPT Defense Properties 886 24,161

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Office REITs (cont’d)
Vornado Realty Trust 1,396 $ 51,638
159,249
Paper & Forest Products ( 0 .1% )
Louisiana-Pacific Corp. 464 42,679
Passenger Airlines ( 0 .5% )
Alaska Air Group, Inc. (a) 1,335 65,709
American Airlines Group, Inc. (a)(b) 7,063 74,514
Delta Air Lines, Inc. 4,678 203,961
344,184
Personal Care Products ( 0 .8% )
BellRing Brands, Inc. (a) 857 63,812
Coty, Inc., Class  A (a) 2,462 13,467
elf Beauty, Inc. (a) 363 22,793
Estee Lauder Cos., Inc. (The), Class  A 1,559 102,894
Kenvue, Inc. 12,793 306,776
509,742
Pharmaceuticals ( 0 .3% )
Elanco Animal Health, Inc. (a) 3,708 38,934
Jazz Pharmaceuticals plc (a)(b) 438 54,378
Organon & Co. (b) 1,937 28,842
Royalty Pharma plc, Class  A 2,892 90,028
212,182
Professional Services ( 3 .0% )
Booz Allen Hamilton Holding Corp., Class  A 1,017 106,358
Broadridge Financial Solutions, Inc. 824 199,787
Dayforce, Inc. (a)(b) 1,091 63,638
Equifax, Inc. 942 229,434
ExlService Holdings, Inc. (a) 1,107 52,261
Exponent, Inc. 410 33,235
FTI Consulting, Inc. (a) 288 47,255
Genpact Ltd. 1,143 57,584
Maximus, Inc. 457 31,163
Parsons Corp. (a) 324 19,184
Paychex, Inc. 2,252 347,439
Paycom Software, Inc. 357 77,997
Paylocity Holding Corp. (a) 317 59,387
Robert Half, Inc. 806 43,967
Science Applications International Corp. 344 38,621
SS&C Technologies Holdings, Inc. 1,518 126,799
TransUnion 1,581 131,207
TriNet Group, Inc. 256 20,285
Verisk Analytics, Inc., Class  A 1,004 298,810
1,984,411
Real Estate Management & Development ( 1 .1% )
CBRE Group, Inc., Class  A (a) 2,131 278,692
CoStar Group, Inc. (a) 3,145 249,178
Jones Lang LaSalle, Inc. (a) 370 91,727
Zillow Group, Inc., Class  C (a) 1,499 102,772
722,369
Residential REITs ( 2 .1% )
AvalonBay Communities, Inc. (b) 1,069 229,429
Camden Property Trust 827 101,142
Equity LifeStyle Properties, Inc. 1,462 97,515
Equity Residential 2,931 209,801
Essex Property Trust, Inc. 502 153,898
Shares Value
Invitation Homes, Inc. 4,808 $ 167,559
Mid-America Apartment Communities, Inc. 913 153,000
Sun Communities, Inc. 990 127,354
UDR, Inc. 2,592 117,081
1,356,779
Retail REITs ( 0 .7% )
Brixmor Property Group, Inc. 2,390 63,455
Federal Realty Investment Trust 667 65,246
Kimco Realty Corp. 5,235 111,191
Kite Realty Group Trust 1,718 38,432
NNN REIT, Inc. 1,466 62,525
Regency Centers Corp. (b) 1,419 104,665
445,514
Semiconductors & Semiconductor Equipment ( 1 .6% )
Allegro MicroSystems, Inc. (a)(b) 867 21,788
Cirrus Logic, Inc. (a) 375 37,371
Enphase Energy, Inc. (a) 799 49,578
Entegris, Inc. 1,059 92,641
First Solar, Inc. (a) 626 79,145
Lattice Semiconductor Corp. (a) 964 50,562
MKS Instruments, Inc. 519 41,598
Monolithic Power Systems, Inc. 326 189,073
ON Semiconductor Corp. (a) 2,969 120,809
Onto Innovation, Inc. (a) 347 42,105
Qorvo, Inc. (a) 657 47,573
Rambus, Inc. (a) 753 38,986
Skyworks Solutions, Inc. 1,136 73,420
Teradyne, Inc. 1,117 92,264
Universal Display Corp. 310 43,239
1,020,152
Software ( 6 .2% )
ANSYS, Inc. (a) 620 196,267
Appfolio, Inc., Class  A (a) 157 34,524
AppLovin Corp., Class  A (a) 1,399 370,693
Atlassian Corp., Class  A (a) 1,134 240,646
Autodesk, Inc. (a) 1,449 379,348
Bentley Systems, Inc., Class  B 981 38,593
BILL Holdings, Inc. (a) 652 29,920
CCC Intelligent Solutions Holdings, Inc. (a) 3,482 31,443
Clearwater Analytics Holdings, Inc., Class  A
(a)(b) 1,464 39,235
CommVault Systems, Inc. (a) 307 48,432
Confluent, Inc., Class  A (a) 1,845 43,247
Datadog, Inc., Class  A (a) 2,163 214,591
Docusign, Inc., Class  A (a) 1,417 115,344
Dolby Laboratories, Inc., Class  A 429 34,453
Dropbox, Inc., Class  A (a) 1,518 40,546
Dynatrace, Inc. (a) 2,068 97,506
Elastic NV (a) 641 57,113
Fair Isaac Corp. (a) 168 309,819
Fortinet, Inc. (a) 4,262 410,261
Gen Digital, Inc. 3,959 105,072
Guidewire Software, Inc. (a) 588 110,168
HubSpot, Inc. (a) 356 203,379
Manhattan Associates, Inc. (a) 427 73,888
MARA Holdings, Inc. (a) 2,381 27,382
Nutanix, Inc., Class  A (a) 1,848 129,009
PTC, Inc. (a) 844 130,778

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Software (cont’d)
Qualys, Inc. (a) 255 $ 32,112
Samsara, Inc., Class  A (a) 1,703 65,276
SentinelOne, Inc., Class  A (a) 1,974 35,887
SPS Commerce, Inc. (a) 264 35,041
Tenable Holdings, Inc. (a) 838 29,313
Tyler Technologies, Inc. (a) 303 176,161
Varonis Systems, Inc., Class  B (a)(b) 760 30,742
Zscaler, Inc. (a) 674 133,735
4,049,924
Specialized REITs ( 1 .9% )
Crown Castle, Inc. 3,121 325,302
CubeSmart 1,774 75,767
Extra Space Storage, Inc. 1,579 234,466
Iron Mountain, Inc. 2,067 177,845
Lamar Advertising Co., Class  A 687 78,167
Millrose Properties, Inc., Class  A (a) 983 26,059
SBA Communications Corp., Class  A 834 183,488
Weyerhaeuser Co. 4,550 133,224
1,234,318
Specialty Retail ( 2 .2% )
Abercrombie & Fitch Co., Class  A (a) 337 25,737
Asbury Automotive Group, Inc. (a) 129 28,488
AutoNation, Inc. (a) 193 31,251
Bath & Body Works, Inc. 1,438 43,600
Best Buy Co., Inc. 1,318 97,018
Burlington Stores, Inc. (a) 424 101,052
CarMax, Inc. (a) 1,025 79,868
Carvana Co., Class  A (a) 809 169,146
Chewy, Inc., Class  A (a) 1,069 34,753
Dick's Sporting Goods, Inc. 374 75,383
Five Below, Inc. (a) 361 27,048
Floor & Decor Holdings, Inc., Class  A (a) 709 57,053
GameStop Corp., Class  A (a)(b) 2,739 61,134
Gap, Inc. (The) 1,348 27,782
Lithia Motors, Inc., Class  A (b) 172 50,489
Penske Automotive Group, Inc. 123 17,710
RH (a)(b) 100 23,441
Signet Jewelers Ltd. 281 16,315
Tractor Supply Co. 3,674 202,437
Ulta Beauty, Inc. (a) 310 113,627
Williams-Sonoma, Inc. 795 125,690
1,409,022
Technology Hardware, Storage & Peripherals ( 1 .4% )
Hewlett Packard Enterprise Co. 9,267 142,990
HP, Inc. 6,671 184,720
NetApp, Inc. 1,438 126,314
Pure Storage, Inc., Class  A (a) 2,188 96,863
Sandisk Corp. (a) 815 38,802
Seagate Technology Holdings plc 1,492 126,745
Super Micro Computer, Inc. (a)(b) 3,604 123,401
Western Digital Corp. (a) 2,446 98,892
938,727
Textiles, Apparel & Luxury Goods ( 1 .0% )
Columbia Sportswear Co. (b) 223 16,879
Crocs, Inc. (a)(b) 362 38,444
Deckers Outdoor Corp. (a) 1,012 113,152
Levi Strauss & Co., Class  A 641 9,993
Shares Value
Lululemon Athletica, Inc. (a) 713 $ 201,822
PVH Corp. 372 24,046
Ralph Lauren Corp., Class  A 260 57,393
Skechers USA, Inc., Class  A (a) 877 49,796
Tapestry, Inc. 1,559 109,769
VF Corp. (b) 2,466 38,272
659,566
Trading Companies & Distributors ( 2 .7% )
Air Lease Corp., Class  A (b) 809 39,083
Applied Industrial Technologies, Inc. 295 66,475
Beacon Roofing Supply, Inc. (a) 412 50,964
Boise Cascade Co. 254 24,915
Core & Main, Inc., Class  A (a) 1,473 71,161
Fastenal Co. 3,838 297,637
Ferguson Enterprises, Inc. 1,323 211,984
FTAI Aviation Ltd. (b) 784 87,048
GATX Corp. 273 42,389
MSC Industrial Direct Co., Inc., Class  A (b) 293 22,757
SiteOne Landscape Supply, Inc. (a) 298 36,189
United Rentals, Inc. 466 292,042
Watsco, Inc. 275 139,783
WESCO International, Inc. 320 49,696
WW Grainger, Inc. 303 299,312
1,731,435
Water Utilities ( 0 .5% )
American Water Works Co., Inc. 1,531 225,853
Essential Utilities, Inc. 2,159 85,345
311,198
Total Common Stocks
(Cost $62,648,848) 64,975,398
Short-Term Investments (1.1%)
Investment Company (0.3%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.27% (See Note G)
(Cost $164,749)
164,749 164,749
Security held as Collateral on Loaned Securities ( 0 .8% )
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.27% (See Note G)
(Cost $530,395)
530,395 530,395
Total Short-Term Investments
(Cost $695,144) 695,144
–
Total Investments ( 100 .7% )
(Cost $ 63,343,992 ) including
$ 3,384,100 of Securities Loaned (c) 65,670,542
Liabilities in Excess of Other Assets
(
-0.7%
) (464,220)
NET ASSETS (100.0%) $ 65,206,322
(a) Non-income producing security.
(b) All or a portion of this security was on loan at March 31, 2025.
(c) At March 31, 2025, the aggregate cost for federal income tax purposes is $63,343,992. The aggregate gross unrealized
appreciation is $6,648,743 and the aggregate gross unrealized depreciation is $4,322,193, resulting in net unrealized appreciation of $2,326,550.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
*
Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31,
2025.
**
Industries and/or investment types representing less than 5% of total investments.
REIT Real Estate Investment Trust
Portfolio Composition *
Classification
Percentage of Total
Investments
Other** 83 .5%
Software 6 .2
Capital Markets 5 .3
Machinery 5 .0
Total Investments 100 .0%

Semi-Annual Report — March 31, 2025 (unaudited)
Calvert US Mid-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2025
Assets:
Investments in Securities of Unaffiliated Issuers, at Value
(1)
(Cost $62,648,848) $ 64,975,398
Investment in Security of Affiliated Issuers, at Value (Cost $695,144) 695,144
Total Investments in Securities, at Value (Cost $63,343,992) 65,670,542
Foreign Currency, at Value (Cost $321) 321
Dividends Receivable 74,100
Receivable from Securities Lending Income 272
Total Assets
65,745,235
Liabilities:
Collateral on Securities Loaned, at Value 530,395
Payable for Management Fee 8,196
Payable to Bank 322
Total Liabilities
538,913
Net Assets
$ 65,206,322
Net Assets Consist of:
Paid-in-Capital $ 63,611,460
Total Distributable Earnings 1,594,862
Net Assets
$ 65,206,322
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 1,150,000
Net Asset Value Per Share
$ 56 .70
(1)
Including:
—
Securities on Loan, at Value: $ 3,384,100

Semi-Annual Report — March 31, 2025 (unaudited)
Calvert US Mid-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2025
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $241 of Foreign Taxes Withheld) $ 508,048
Dividends from Security of Affiliated Issuer (Note G) 5,405
Income from Securities Loaned - Net 1,017
Total Investment Income 514,470
Expenses:
Management Fee (Note B) 49,305
Total Expenses 49,305
Rebate from Morgan Stanley Affiliate (Note G) (153)
Net Expenses 49,152
Net Investment Income
465,318
Realized Gain (Loss):
Investments Sold (360,916)
In-kind Redemptions on Investments 1,682,444
Net Realized Gain 1,321,528
Change in Unrealized Appreciation (Depreciation):
Investments (5,309,000)
Net Change in Unrealized Appreciation (Depreciation) (5,309,000)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
(3,987,472)
Net Decrease in Net Assets Resulting from Operations $ (3,522,154)

Semi-Annual Report — March 31, 2025
Calvert US Mid-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 465,318  $ 593,427
Net Realized Gain 1,321,528  1,353,771
Net Change in Unrealized Appreciation (Depreciation) (5,309,000) 8,681,011
Net Increase (Decrease) in Net Assets Resulting from Operations (3,522,154) 10,628,209
Dividends and Distributions to Shareholders:
Dividends and Distributions (494,269) (588,367)
Total Dividends and Distributions to Shareholders (494,269) (588,367)
Capital Share Transactions:
(1)
Subscribed In-Kind 9,045,202  40,643,915
Redeemed In-Kind (5,973,670) (8,328,958)
Net Increase in Net Assets Resulting from Capital Share Transactions 3,071,532  32,314,957
Total Increase (Decrease) in Net Assets (944,891) 42,354,799
Net Assets:
Beginning of Period 66,151,213  23,796,414
End of Period $ 65,206,322  $ 66,151,213
Capital Share Transactions:
Beginning of Period 1,100,000  500,000
Shares Subscribed In-Kind 150,000  750,000
Shares Redeemed In-Kind (100,000) (150,000)
Shares Outstanding, End of Period
(2)
Net Increase in
(2)
1,150,000  1,100,000
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the
Financial Statements.
(2) At March 31, 2025 and September 30, 2024, Morgan Stanley Investment Management Inc. held approximately 31.7% and 36.4% respectively, of the outstanding shares of the Fund.

Semi-Annual Report — March 31, 2025
Financial Highlights
Calvert US Mid-Cap Core Responsible Index ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$ 60 .14 $ 47 .59 $ 50 .00
Income (Loss) from Investment Operations:
— — —
Net Investment Income
(2)
0 .43 0 .69 0 .44
Net Realized and Unrealized Gain (Loss) ( 3 .43 ) 12 .47 ( 2 .46 )
Total from Investment Operations ( 3 .00 ) 13 .16 ( 2 .02 )
Distributions from and/or in Excess of:
— — —
Net Investment Income ( 0 .44 ) ( 0 .61 ) ( 0 .39 )
Net Asset Value, End of Period
$ 56 .70 $ 60 .14 $ 47 .59
Total Return
(3)
( 5 .02 ) %
(4)
27 .76% ( 4 .06 ) %
(4)
Ratios to Average Net Assets and Supplemental Data:
$65,206 $66,151 $—
Net Assets, End of Period (Thousands) $ 65,206 $ 66,151 $ 23,796
Ratio of Expenses
(5)
0 .15%
(6)
0 .15% 0 .15%
(6)
Ratio of Net Investment Income
(5)
1 .42%
(6)
1 .26% 1 .32%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(6) (7)
0 .00%
(7)
0 .00%
(6) (7)
Portfolio Turnover Rate
(8)
5%
(4)
28% 16%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert
US Mid-Cap Core Responsible Index ETF (the “Fund”),
which seeks to track the performance of the Calvert US Mid-
Cap Core Responsible Index. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the rele-
vant exchanges. If only bid prices are available then the
latest bid price may be used. Listed equity securities not
traded on the valuation date with no reported bid and
asked prices available on the exchange are valued at the
mean between the current bid and asked prices obtained
from one or more reputable brokers/dealers. In cases
where a security is traded on more than one exchange,
the security is valued on the exchange designated as the
primary market; (2) all other equity portfolio securities
for which over-the-counter (“OTC”) market quotations
are readily available are valued at the latest reported
sales price (or at the market official closing price if such market reports an official closing price), and if there was
no trading in the security on a given day and if there is
no official closing price from relevant markets for that
day, the security is valued at the mean between the last
reported bid and asked prices if such bid and asked prices
are available on the relevant markets. An unlisted equity
security that does not trade on the valuation date and for
which bid and asked prices from the relevant markets are
unavailable is valued at the mean between the current bid
and asked prices obtained from one or more reputable
brokers/dealers; (3) certain portfolio securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or the pricing service/vendor or exchange is
unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (4) when market quo-
tations are not readily available, as defined by Rule 2a-5
under the Act, including circumstances under which the
Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under the
general supervision of the Trustees; and (5) investments
in mutual funds, including the Morgan Stanley Institu-
tional Liquidity Funds, are valued at the net asset value
(“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2025:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Securities Lending:
The Fund lends securities to qual-
ified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair
value of the securities loaned that might occur and any
interest earned or dividends declared on those securities
during the term of the loan would remain in the Fund.
The Fund would receive cash or securities as collateral in
an amount equal to or exceeding 100% of the current fair
value of the loaned securities. The collateral is marked-
to-market daily by JPMorgan Chase Bank N.A. (“JP-
Morgan”), the securities lending agent, to ensure that a
minimum of 100% collateral coverage is maintained.
Based on pre-established guidelines, the securities lending
agent invests any cash collateral that is received in an
affiliated money market portfolio. Securities lending
income is generated from the earnings on the invested
collateral and borrowing fees, less any rebates owed to the
borrowers and compensation to the lending agent, and is
recorded as “Income from Securities Loaned — Net” in
the Fund’s Statement of Operations. Risks in securities
lending transactions are that a borrower may not provide
additional collateral when required or return the securities when due, and that the value of the short-term invest-
ments will be less than the amount of cash collateral plus
any rebate that is required to be returned to the borrower.
The Fund has the right under the securities lending
agreement to recover the securities from the borrower on
demand.
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$64,976
(1)
$—  $—  $64,976
Short-Term Investments
Investment Company  695   —   —   695
Total Assets $65,671  $—  $—  $65,671
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
The following table presents financial instruments that are
subject to enforceable netting arrangements as of March
31, 2025:
FASB ASC 860, "Transfers & Servicing: Repur-
chase-to-Maturity Transactions, Repurchase Financings,
and Disclosures", is intended to provide increased trans-
parency about the types of collateral pledged in securities
lending transactions and other similar transactions that
are accounted for as secured borrowings.
The following table displays a breakdown of transactions
accounted for as secured borrowings, the gross obligations
by class of collateral pledged and the remaining contrac-
tual maturity of those transactions as of March 31, 2025:
4. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
5. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
6. Security Transactions and Income:
Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend at fair value.
7. Segment Reporting:
During the reporting period, the
Fund adopted FASB Accounting Standards Update No.
2023-07, Segment Reporting (Topic 280): Improvements
to Reportable Segment Disclosures, (ASU 2023-07), which
requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single report-
able segment, an investment company whose investment
objective is included at the beginning of the Notes to the
Financial Statements. In connection with the adoption
of ASU 2023-07, the Fund’s President acts as the Fund’s
Chief Operating Decision Maker ("CODM"), who is
responsible for assessing the performance of the Fund’s
single segment and deciding how to allocate the segment’s
resources. To perform this function, the CODM reviews
the information in the Fund’s financial statements.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.15% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary
Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset
Amount
Presented in the
Statement of
Assets and
Liabilities
(000)
Financial
Instrument
(000)
Collateral
Received
(000)
Net Amount
(not less
than $0)
(000)
$3,384(a) $– $3,384(b)(c) $–
(a) Represents market value of loaned securities at period end.
(b) The Fund received cash collateral of $530,395, which was subsequently invested in the Morgan Stanley Institutional Liquidity
Fund as reported in the Portfolio of Investments. In addition, the
Fund received non-cash collateral of $2,975,678 in the form of U.S.
Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(c) The actual collateral received is greater than the amount shown here due to overcollateralization.
Remaining Contractual Maturity of the Agreements
Overnight
and
Continuous
(000)
<30 days
(000)
Between
30 &
90 days
(000)
>90 Days
(000)
Total
(000)
Securities
Lending
Transactions
Common Stocks $530 $— $— $— $530
Total Borrowings $530 $— $— $— $530
Gross amount
of recognized
liabilities for
securities
lending
transactions $530

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of period end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
 For the six months ended March 31, 2025, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $3,228,986 and $3,238,051, re-
spectively. There were no purchases and sales of long-term U.S.
Government securities for the six months ended March 31,
2025. Purchases and Sales related to In-Kind transactions were
$8,961,632 and $5,947,834, respectively, for the six months
ended March 31, 2025.
The Fund invests in the Institutional Class of the Morgan Stan-
ley Institutional Liquidity Funds — Government Portfolio (the
“Liquidity Fund”), an open-end management investment com-
pany managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Manage-
ment fees paid by the Fund are reduced by an amount equal
to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, management fees paid were reduced by
$153 relating to the Fund’s investment in the Liquidity Fund.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended March 31, 2025 is as follows:
The Fund is permitted to purchase and sell securities (“cross-
trade”) from and to other Morgan Stanley funds as well as
other funds and client accounts for which the Adviser or an
affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with
Rule 17a-7 under the Act (the “Rule”). As a result of a
change in the Rule 2a-5 (aka the "Valuation Rule"), which
impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a
" readily available market quotation " for the security. The
Fund's Rule 17a-7  policy was amended effective September 8,
2022, to reflect the new requirement of Rule 2a-5.
For the six months ended March 31, 2025, the Fund did not
engage in any cross-trade transactions.
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. Each of the tax years in the two year period ended September 30, 2024 re-
mains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, primarily due to tax adjustments related to in-kind redemptions, resulted in the following reclassifica-
tions among the components of net assets at September 30,
2024:
Affiliated
Investment
Company
Value
September
30,
2024
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity Fund $ 116 $ 17,254 $ 16,675 $5
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2025
(000)
Liquidity Fund $–  $ – $ 695
2024
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$588,367 $–
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$181,123 $–
Total
Distributable Paid-In
Earnings Capital
$(2,902,653) $2,902,653

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2024, the Fund had available for federal
income tax purposes unused short-term and long-term capital
losses of $1,008,957 and $1,005,836, respectively, that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, com-
panies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events
adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may un-
derperform or otherwise be adversely affected due to inflation
(or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global de-
mand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events, such as ter-
rorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the
U.S. and global financial markets. The occurrence of such
events may be sudden and unexpected, and it is difficult to pre-
dict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the
Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial per-
formance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments
of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Tracking Error Risk:
Tracking error risk refers to the risk
that the Fund’s performance may not match or correlate to
that of the index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transac-
tion costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the index or the need to meet new or existing regulatory requirements. Factors such as Fund expens-
es, imperfect correlation between the Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund invest-
ments imposed by Fund diversification and/or concentration
policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the index are not reduced by investment and other operating
expenses, including the trading costs associated with imple-
menting changes to its portfolio of investments. Tracking error risk may cause the Fund’s performance to be less than expected.
Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal cir-
cumstances. The Fund may be required to deviate its invest-
ments from the securities and relative weightings of the index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If the Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.
Index Related Risk:
The Fund’s return may not track the
return of the index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund
incurs a number of operating expenses not applicable to the
index, and incurs costs in buying and selling securities, espe-
cially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, the
Fund’s return may differ from the return of the index because of, among other things, pricing differences and the inability
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$60,057 $–

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
20
Morgan Stanley ETF Trust
to purchase certain securities included in the index due to regu-
latory or other restrictions.
In addition, when the Fund uses a representative sampling
approach, the Fund can be expected to be less correlated with the return of the index as when a fund purchases all of the
securities in an index in the proportions in which they are rep-
resented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that the Fund may not track the performance of the index may be heightened during times of
increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/
or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Trading Risk:
  The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to
the intraday value of the Fund’s holdings. You may pay signifi-
cantly more or receive significantly less than the Fund's NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges
imposed by brokers as determined by that broker. Brokerage
commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants
that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading vol-
ume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transactions Risk:
 The Fund may
experience adverse effects when certain shareholders, or share-
holders collectively, purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may
invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achiev-
ing a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the
size of the Fund would be maintained at such levels or that the
Fund would continue to meet applicable listing requirements.
Such larger than normal redemptions may cause the Fund to
sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity.
Similarly, large Fund share purchases may adversely affect the
Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash po-
sition than it ordinarily would. These transactions may also re-
sult in gains for the Fund, which may increase taxable distribu-
tions to shareholders and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

CVMC-NCSR 3.31.25
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Calvert US Select Equity
ETF
NYSE Arca: CVSE
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2025 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Items 6 and 7 of Form N-CSR:
Portfolio of Investments
...................................................................................
2
Statement of Assets and Liabilities
........................................................................
5
Statement of Operations
..................................................................................
6
Statements of Changes in Net Assets
.....................................................................
7
Financial Highlights
.......................................................................................
8
Notes to Financial Statements
.............................................................................
9
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments
Calvert US Select Equity ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.8%)
Aerospace & Defense ( 0 .1% )
Hexcel Corp. 253 $ 13,854
Air Freight & Logistics ( 0 .0% ) (a)
Expeditors International of Washington, Inc. 79 9,500
Automobiles ( 0 .7% )
General Motors Co. 3,622 170,343
Banks ( 1 .7% )
Citizens Financial Group, Inc. 3,977 162,938
Fifth Third Bancorp 655 25,676
Huntington Bancshares, Inc. 1,024 15,370
PNC Financial Services Group, Inc. (The) 912 160,302
Truist Financial Corp. 1,722 70,860
435,146
Biotechnology ( 2 .4% )
Alnylam Pharmaceuticals, Inc. (b) 292 78,846
Amgen, Inc. 363 113,093
Exact Sciences Corp. (b)(c) 171 7,402
Gilead Sciences, Inc. 1,096 122,807
Incyte Corp. (b) 193 11,686
Moderna, Inc. (b) 494 14,005
Neurocrine Biosciences, Inc. (b) 360 39,816
Regeneron Pharmaceuticals, Inc. 95 60,252
Vertex Pharmaceuticals, Inc. (b) 348 168,717
616,624
Broadline Retail ( 0 .8% )
eBay, Inc. 2,753 186,461
Etsy, Inc. (b) 529 24,958
211,419
Building Products ( 0 .5% )
Trane Technologies plc 388 130,725
Capital Markets ( 4 .7% )
Charles Schwab Corp. (The) 2,287 179,026
Intercontinental Exchange, Inc. 965 166,463
Nasdaq, Inc. 1,642 124,562
Northern Trust Corp. 870 85,826
Raymond James Financial, Inc. 342 47,507
S&P Global, Inc. 1,058 537,570
State Street Corp. 857 76,727
1,217,681
Chemicals ( 1 .7% )
Ecolab, Inc. 963 244,140
FMC Corp. 778 32,824
Linde plc 191 88,937
Sherwin-Williams Co. (The) 213 74,377
440,278
Commercial Services & Supplies ( 1 .7% )
Cintas Corp. 1,267 260,407
Copart, Inc. (b) 1,604 90,770
RB Global, Inc. 811 81,343
432,520
Communications Equipment ( 1 .8% )
Ciena Corp. (b) 1,453 87,805
Cisco Systems, Inc. 5,732 353,722
Shares Value
Lumentum Holdings, Inc. (b)(c) 434 $ 27,055
468,582
Construction & Engineering ( 0 .1% )
AECOM 247 22,904
Construction Materials ( 0 .6% )
CRH plc 1,682 147,966
Consumer Finance ( 3 .6% )
American Express Co. 1,413 380,168
Capital One Financial Corp. 1,295 232,193
Discover Financial Services 1,284 219,179
Synchrony Financial 1,644 87,033
918,573
Consumer Staples Distribution & Retail ( 0 .5% )
Target Corp. 1,304 136,085
Containers & Packaging ( 0 .1% )
Ball Corp. 535 27,857
Distributors ( 0 .5% )
Genuine Parts Co. 609 72,556
LKQ Corp. 1,582 67,299
139,855
Diversified Consumer Services ( 0 .6% )
Bright Horizons Family Solutions, Inc. (b) 707 89,817
Service Corp. International 747 59,910
149,727
Diversified Telecommunication Services ( 1 .0% )
Verizon Communications, Inc. 5,618 254,832
Electric Utilities ( 1 .4% )
Eversource Energy 1,901 118,071
Exelon Corp. 5,307 244,547
362,618
Electrical Equipment ( 2 .5% )
Eaton Corp. plc 1,336 363,165
Emerson Electric Co. 1,444 158,320
Regal Rexnord Corp. 88 10,019
Rockwell Automation, Inc. 463 119,630
651,134
Entertainment ( 3 .3% )
Electronic Arts, Inc. 410 59,253
Netflix, Inc. (b) 551 513,824
Walt Disney Co. (The) 2,834 279,716
852,793
Financial Services ( 4 .2% )
Mastercard, Inc., Class  A 816 447,266
PayPal Holdings, Inc. (b) 879 57,355
Rocket Cos., Inc., Class  A 2,177 26,276
Visa, Inc., Class  A (c) 1,571 550,573
1,081,470
Food Products ( 2 .0% )
Darling Ingredients, Inc. (b) 2,524 78,850
General Mills, Inc. 3,198 191,208
J.M. Smucker Co. (The) 256 30,313
Kraft Heinz Co. (The) 3,379 102,823

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Select Equity ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Food Products (cont’d)
McCormick & Co., Inc. (Non-Voting) 1,447 $ 119,103
522,297
Ground Transportation ( 0 .3% )
JB Hunt Transport Services, Inc. 160 23,672
Knight-Swift Transportation Holdings, Inc.,
Class  A 1,502 65,322
88,994
Health Care Equipment & Supplies ( 4 .5% )
Abbott Laboratories 3,513 466,000
Boston Scientific Corp. (b) 5,578 562,709
Edwards Lifesciences Corp. (b) 588 42,618
Insulet Corp. (b) 223 58,562
ResMed, Inc. 164 36,711
1,166,600
Health Care Providers & Services ( 0 .5% )
DaVita, Inc. (b) 268 40,996
Humana, Inc. 301 79,645
120,641
Health Care REITs ( 0 .1% )
Ventas, Inc. 560 38,506
Hotels, Restaurants & Leisure ( 1 .1% )
Darden Restaurants, Inc. 831 172,648
Planet Fitness, Inc., Class  A (b) 572 55,261
Vail Resorts, Inc. (c) 347 55,527
283,436
Industrial REITs ( 1 .0% )
Prologis, Inc. 2,218 247,950
Insurance ( 3 .4% )
Aon plc, Class  A 244 97,378
Hartford Insurance Group, Inc. (The) 475 58,772
MetLife, Inc. 3,049 244,804
Progressive Corp. (The) 1,141 322,914
Prudential Financial, Inc. 1,195 133,458
Travelers Cos., Inc. (The) 91 24,066
881,392
IT Services ( 2 .5% )
Accenture plc, Class  A 1,430 446,217
Akamai Technologies, Inc. (b) 693 55,787
Twilio, Inc., Class  A (b) 875 85,671
VeriSign, Inc. (b) 254 64,483
652,158
Life Sciences Tools & Services ( 0 .4% )
Danaher Corp. 380 77,900
Repligen Corp. (b) 143 18,195
96,095
Machinery ( 4 .0% )
Deere & Co. 515 241,716
Ingersoll Rand, Inc. 1,072 85,792
Parker-Hannifin Corp. 868 527,614
Stanley Black & Decker, Inc. (c) 98 7,534
Westinghouse Air Brake Technologies Corp. 477 86,504
Xylem, Inc. 620 74,065
1,023,225
Shares Value
Media ( 0 .6% )
Interpublic Group of Cos., Inc. (The) 293 $ 7,958
Omnicom Group, Inc. 1,786 148,077
156,035
Metals & Mining ( 0 .7% )
Nucor Corp. 608 73,167
Steel Dynamics, Inc. 894 111,821
184,988
Multi-Utilities ( 1 .4% )
Consolidated Edison, Inc. 1,505 166,438
Public Service Enterprise Group, Inc. 2,452 201,800
368,238
Personal Care Products ( 0 .2% )
Estee Lauder Cos., Inc. (The), Class  A 724 47,784
Pharmaceuticals ( 3 .7% )
Bristol-Myers Squibb Co. 1,576 96,120
Eli Lilly & Co. 653 539,319
Merck & Co., Inc. 2,193 196,844
Pfizer, Inc. 4,727 119,782
952,065
Professional Services ( 2 .2% )
Automatic Data Processing, Inc. 1,573 480,599
Genpact Ltd. 671 33,805
Paylocity Holding Corp. (b) 128 23,979
Verisk Analytics, Inc., Class  A 130 38,691
577,074
Real Estate Management & Development ( 1 .8% )
CBRE Group, Inc., Class  A (b) 1,494 195,385
CoStar Group, Inc. (b) 2,046 162,105
Jones Lang LaSalle, Inc. (b) 455 112,799
470,289
Residential REITs ( 0 .3% )
Equity Residential 1,099 78,666
Semiconductors & Semiconductor Equipment ( 8 .8% )
Advanced Micro Devices, Inc. (b) 737 75,719
Analog Devices, Inc. 492 99,222
Applied Materials, Inc. 878 127,415
Intel Corp. 3,149 71,514
KLA Corp. 22 14,956
Lam Research Corp. 1,657 120,464
Micron Technology, Inc. 994 86,369
NVIDIA Corp. 13,553 1,468,874
QUALCOMM, Inc. 777 119,355
Texas Instruments, Inc. 428 76,911
2,260,799
Software ( 12 .3% )
Adobe, Inc. (b) 298 114,292
Atlassian Corp., Class  A (b) 362 76,820
Autodesk, Inc. (b) 483 126,449
Cadence Design Systems, Inc. (b) 265 67,398
Elastic NV (b) 368 32,789
Guidewire Software, Inc. (b) 299 56,021
HubSpot, Inc. (b) 128 73,125
Intuit, Inc. 311 190,951
Microsoft Corp. 4,310 1,617,931

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Select Equity ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Software (cont’d)
Palo Alto Networks, Inc. (b)(c) 837 $ 142,826
Salesforce, Inc. 1,054 282,851
ServiceNow, Inc. (b) 323 257,153
Synopsys, Inc. (b) 203 87,057
Workday, Inc., Class  A (b) 148 34,562
3,160,225
Specialized REITs ( 0 .5% )
American Tower Corp. 575 125,120
Specialty Retail ( 2 .9% )
Best Buy Co., Inc. 764 56,238
Dick's Sporting Goods, Inc. 165 33,257
Gap, Inc. (The) 1,417 29,204
Home Depot, Inc. (The) 620 227,224
Lithia Motors, Inc., Class  A 39 11,448
Lowe's Cos., Inc. 264 61,573
TJX Cos., Inc. (The) 1,106 134,711
Tractor Supply Co. 1,192 65,679
Ulta Beauty, Inc. (b) 138 50,583
Williams-Sonoma, Inc. 491 77,627
747,544
Technology Hardware, Storage & Peripherals ( 7 .3% )
Apple, Inc. 7,504 1,666,862
Dell Technologies, Inc., Class  C 509 46,395
Hewlett Packard Enterprise Co. 6,106 94,216
HP, Inc. 2,313 64,047
1,871,520
Textiles, Apparel & Luxury Goods ( 1 .2% )
Deckers Outdoor Corp. (b) 383 42,823
Lululemon Athletica, Inc. (b) 238 67,368
NIKE, Inc., Class  B 676 42,913
Ralph Lauren Corp., Class  A 358 79,025
Tapestry, Inc. 1,254 88,294
320,423
Trading Companies & Distributors ( 1 .1% )
Core & Main, Inc., Class  A (b) 1,138 54,977
Ferguson Enterprises, Inc. 284 45,505
United Rentals, Inc. 214 134,114
WESCO International, Inc. 270 41,931
276,527
Water Utilities ( 0 .5% )
American Water Works Co., Inc. 944 139,259
Total Common Stocks
(Cost $23,751,847) 25,750,336
Short-Term Investments (0.5%)
Investment Company (0.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.27% (See Note G)
(Cost $20,037)
20,037 20,037
Shares Value
Security held as Collateral on Loaned Securities ( 0 .4% )
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.27% (See Note G)
(Cost $111,282)
111,282 $ 111,282
Total Short-Term Investments
(Cost $131,319) 131,319
–
Total Investments ( 100 .3% )
(Cost $ 23,883,166 ) including
$ 553,025 of Securities Loaned (d) 25,881,655
Liabilities in Excess of Other Assets
(
-0.3%
) (84,851)
NET ASSETS (100.0%) $ 25,796,804
(a) Amount is less than 0.05%.
(b) Non-income producing security.
(c) All or a portion of this security was on loan at March 31, 2025.
(d) At March 31, 2025, the aggregate cost for federal income tax purposes is $23,883,166. The aggregate gross unrealized
appreciation is $2,875,066 and the aggregate gross unrealized depreciation is $876,577, resulting in net unrealized appreciation of
$1,998,489.
REIT Real Estate Investment Trust
Portfolio Composition *
Classification
Percentage of Total
Investments
Other** 71 .6%
Software 12 .3
Semiconductors & Semiconductor Equipment 8 .8
Technology Hardware, Storage & Peripherals 7 .3
Total Investments 100 .0%
*
Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31,
2025.
**
Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2025 (unaudited)
Calvert US Select Equity ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2025
Assets:
Investments in Securities of Unaffiliated Issuers, at Value
(1)
(Cost $23,751,847) $ 25,750,336
Investment in Security of Affiliated Issuers, at Value (Cost $131,319) 131,319
Total Investments in Securities, at Value (Cost $23,883,166) 25,881,655
Receivable for Investments Sold 6,111,176
Dividends Receivable 19,751
Receivable from Securities Lending Income 98
Total Assets
32,012,680
Liabilities:
Collateral on Securities Loaned, at Value 111,282
Payable for Investments Purchased 6,098,132
Payable for Management Fee 6,462
Total Liabilities
6,215,876
Net Assets
$ 25,796,804
Net Assets Consist of:
Paid-in-Capital $ 23,035,754
Total Distributable Earnings 2,761,050
Net Assets
$ 25,796,804
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 400,000
Net Asset Value Per Share
$ 64 .49
(1)
Including:
—
Securities on Loan, at Value: $ 553,025

Semi-Annual Report — March 31, 2025 (unaudited)
Calvert US Select Equity ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2025
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ 203,022
Dividends from Security of Affiliated Issuer (Note G) 1,111
Income from Securities Loaned - Net 340
Total Investment Income 204,473
Expenses:
Management Fee (Note B) 42,020
Total Expenses 42,020
Rebate from Morgan Stanley Affiliate (Note G) (33)
Net Expenses 41,987
Net Investment Income
162,486
Realized Gain (Loss):
Investments Sold (573,216)
In-kind Redemptions on Investments 1,873,968
Net Realized Gain 1,300,752
Change in Unrealized Appreciation (Depreciation):
Investments (2,963,855)
Net Change in Unrealized Appreciation (Depreciation) (2,963,855)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
(1,663,103)
Net Decrease in Net Assets Resulting from Operations $ (1,500,617)

Semi-Annual Report — March 31, 2025
Calvert US Select Equity ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 162,486  $ 335,826
Net Realized Gain 1,300,752  3,576,516
Net Change in Unrealized Appreciation (Depreciation) (2,963,855) 4,567,289
Net Increase (Decrease) in Net Assets Resulting from Operations (1,500,617) 8,479,631
Dividends and Distributions to Shareholders:
Dividends and Distributions (162,849) (341,318)
Total Dividends and Distributions to Shareholders (162,849) (341,318)
Capital Share Transactions:
(1)
Subscribed In-Kind 4,187,052  12,853,585
Redeemed In-Kind (6,124,768) (13,543,749)
Net Decrease in Net Assets Resulting from Capital Share Transactions (1,937,716) (690,164)
Total Increase (Decrease) in Net Assets (3,601,182) 7,448,149
Net Assets:
Beginning of Period 29,397,986  21,949,837
End of Period $ 25,796,804  $ 29,397,986
Capital Share Transactions:
Beginning of Period 430,000  430,000
Shares Subscribed In-Kind 60,000  210,000
Shares Redeemed In-Kind (90,000) (210,000)
Shares Outstanding, End of Period
(2)
Net Increase in
(2)
400,000  430,000
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the
Financial Statements.
(2) At March 31, 2025 and September 30, 2024, Morgan Stanley Investment Management Inc. held approximately 39.1% and 58.0% respectively, of the outstanding shares of the Fund.

Semi-Annual Report — March 31, 2025
Financial Highlights
Calvert US Select Equity ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
Period from
January 30, 2023
(1)
to
September 30, 2023
Net Asset Value, Beginning of Period
$ 68 .37 $ 51 .05 $ 50 .00
Income (Loss) from Investment Operations:
— — —
Net Investment Income
(2)
0 .38 0 .75 0 .50
Net Realized and Unrealized Gain (Loss) ( 3 .88 ) 17 .31 1 .01
Total from Investment Operations ( 3 .50 ) 18 .06 1 .51
Distributions from and/or in Excess of:
— — —
Net Investment Income ( 0 .38 ) ( 0 .74 ) ( 0 .46 )
Net Asset Value, End of Period
$ 64 .49 $ 68 .37 $ 51 .05
Total Return
(3)
( 5 .15 ) %
(4)
35 .53% 3 .00%
(4)
Ratios to Average Net Assets and Supplemental Data:
$25,797 $29,398 $—
Net Assets, End of Period (Thousands) $ 25,797 $ 29,398 $ 21,950
Ratio of Expenses
(5)
0 .29%
(6)
0 .29% 0 .29%
(6)
Ratio of Net Investment Income
(5)
1 .12%
(6)
1 .24% 1 .45%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(6) (7)
0 .00%
(7)
0 .00%
(6) (7)
Portfolio Turnover Rate
(8)
22%
(4)
9% 18%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

9
Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Calvert
US Select Equity ETF (the “Fund”), which seeks to provide
long-term capital appreciation. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the rele-
vant exchanges. If only bid prices are available then the
latest bid price may be used. Listed equity securities not
traded on the valuation date with no reported bid and
asked prices available on the exchange are valued at the
mean between the current bid and asked prices obtained
from one or more reputable brokers/dealers. In cases
where a security is traded on more than one exchange,
the security is valued on the exchange designated as the
primary market; (2) all other equity portfolio securities
for which over-the-counter (“OTC”) market quotations
are readily available are valued at the latest reported
sales price (or at the market official closing price if such market reports an official closing price), and if there was
no trading in the security on a given day and if there is
no official closing price from relevant markets for that
day, the security is valued at the mean between the last
reported bid and asked prices if such bid and asked prices
are available on the relevant markets. An unlisted equity
security that does not trade on the valuation date and for
which bid and asked prices from the relevant markets are
unavailable is valued at the mean between the current bid
and asked prices obtained from one or more reputable
brokers/dealers; (3) certain portfolio securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or the pricing service/vendor or exchange is
unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (4) when market quo-
tations are not readily available, as defined by Rule 2a-5
under the Act, including circumstances under which the
Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under the
general supervision of the Trustees; and (5) investments
in mutual funds, including the Morgan Stanley Institu-
tional Liquidity Funds, are valued at the net asset value
(“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
10
Morgan Stanley ETF Trust
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2025:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Securities Lending:
The Fund lends securities to qual-
ified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair
value of the securities loaned that might occur and any
interest earned or dividends declared on those securities
during the term of the loan would remain in the Fund.
The Fund would receive cash or securities as collateral in
an amount equal to or exceeding 100% of the current fair
value of the loaned securities. The collateral is marked-
to-market daily by JPMorgan Chase Bank N.A. (“JP-
Morgan”), the securities lending agent, to ensure that a
minimum of 100% collateral coverage is maintained.
Based on pre-established guidelines, the securities lending
agent invests any cash collateral that is received in an
affiliated money market portfolio. Securities lending
income is generated from the earnings on the invested
collateral and borrowing fees, less any rebates owed to the
borrowers and compensation to the lending agent, and is
recorded as “Income from Securities Loaned — Net” in
the Fund’s Statement of Operations. Risks in securities
lending transactions are that a borrower may not provide
additional collateral when required or return the securities when due, and that the value of the short-term invest-
ments will be less than the amount of cash collateral plus
any rebate that is required to be returned to the borrower.
The Fund has the right under the securities lending
agreement to recover the securities from the borrower on
demand.
The following table presents financial instruments that are
subject to enforceable netting arrangements as of March
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$25,751
(1)
$—  $—  $25,751
Short-Term Investments
Investment Company  131   —   —   131
Total Assets $25,882  $—  $—  $25,882
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
11
Morgan Stanley ETF Trust
31, 2025:
FASB ASC 860, "Transfers & Servicing: Repur-
chase-to-Maturity Transactions, Repurchase Financings,
and Disclosures", is intended to provide increased trans-
parency about the types of collateral pledged in securities
lending transactions and other similar transactions that
are accounted for as secured borrowings.
The following table displays a breakdown of transactions
accounted for as secured borrowings, the gross obligations
by class of collateral pledged and the remaining contrac-
tual maturity of those transactions as of March 31, 2025:
4. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
5. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
6. Security Transactions and Income:
Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend at fair value.
7. Segment Reporting:
During the reporting period, the
Fund adopted FASB Accounting Standards Update No.
2023-07, Segment Reporting (Topic 280): Improvements
to Reportable Segment Disclosures, (ASU 2023-07), which
requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single report-
able segment, an investment company whose investment
objective is included at the beginning of the Notes to the
Financial Statements. In connection with the adoption
of ASU 2023-07, the Fund’s President acts as the Fund’s
Chief Operating Decision Maker ("CODM"), who is
responsible for assessing the performance of the Fund’s
single segment and deciding how to allocate the segment’s
resources. To perform this function, the CODM reviews
the information in the Fund’s financial statements.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.29% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset
Amount
Presented in the
Statement of
Assets and
Liabilities
(000)
Financial
Instrument
(000)
Collateral
Received
(000)
Net Amount
(not less
than $0)
(000)
$553(a) $– $553(b)(c) $–
(a) Represents market value of loaned securities at period end.
(b) The Fund received cash collateral of $111,282, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $453,139 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the
Portfolio of Investments.
(c) The actual collateral received is greater than the amount shown here due to overcollateralization.
Remaining Contractual Maturity of the Agreements
Overnight
and
Continuous
(000)
<30 days
(000)
Between
30 &
90 days
(000)
>90 Days
(000)
Total
(000)
Securities
Lending
Transactions
Common Stocks $111 $— $— $— $111
Total Borrowings $111 $— $— $— $111
Gross amount
of recognized
liabilities for
securities
lending
transactions $111

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
12
Morgan Stanley ETF Trust
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 30,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of period end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
 For the six months ended March 31, 2025, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $6,206,442 and $6,205,096, re-
spectively. There were no purchases and sales of long-term U.S.
Government securities for the six months ended March 31,
2025. Purchases and Sales related to In-Kind transactions were
$4,180,020 and $6,113,849, respectively, for the six months
ended March 31, 2025.
The Fund invests in the Institutional Class of the Morgan Stan-
ley Institutional Liquidity Funds — Government Portfolio (the
“Liquidity Fund”), an open-end management investment com-
pany managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Manage-
ment fees paid by the Fund are reduced by an amount equal
to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, management fees paid were reduced by
$33 relating to the Fund’s investment in the Liquidity Fund.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
13
Morgan Stanley ETF Trust
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended  March 31, 2025 is as follows:
The Fund is permitted to purchase and sell securities (“cross-
trade”) from and to other Morgan Stanley funds as well as
other funds and client accounts for which the Adviser or an
affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with
Rule 17a-7 under the Act (the “Rule”). As a result of a
change in the Rule 2a-5 (aka the "Valuation Rule"), which
impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a
" readily available market quotation " for the security. The
Fund's Rule 17a-7  policy was amended effective September 8,
2022, to reflect the new requirement of Rule 2a-5.
For the six months ended March 31, 2025, the Fund did not
engage in any cross-trade transactions.
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. Each of the tax years in the two year period ended September 30, 2024 re-
mains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, primarily due to tax adjustments related to in-kind redemptions, resulted in the following reclassifica-
tions among the components of net assets at September 30,
2024:
Affiliated
Investment
Company
Value
September
30,
2024
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity Fund $ 41 $ 6,412 $ 6,322 $1
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2025
(000)
Liquidity Fund $–  $ – $ 131
2024
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$341,318 $–
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$196,967 $–
Total
Distributable Paid-In
Earnings Capital
$(3,830,609) $3,830,609

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2024, the Fund had available for federal
income tax purposes unused short-term and long-term capital
losses of $441,282 and $110,491, respectively, that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, com-
panies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events
adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may un-
derperform or otherwise be adversely affected due to inflation
(or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global de-
mand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events, such as ter-
rorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the
U.S. and global financial markets. The occurrence of such
events may be sudden and unexpected, and it is difficult to pre-
dict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the
Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial per-
formance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments
of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/
or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Trading Risk:
The market prices of shares are expected to fluc-
tuate, in some cases materially, in response to changes in the
Fund’s NAV, the intra-day value of the Fund’s holdings, and
supply and demand for shares. The Adviser and/or Sub-Ad-
viser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the
existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a dis-
count) to NAV or to the intraday value of the Fund’s holdings.
You may pay significantly more or receive significantly less than the Fund's NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$14,141 $–

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transactions Risk:
The Fund may
experience adverse effects when certain shareholders, or share-
holders collectively, purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may
invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achiev-
ing a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the
size of the Fund would be maintained at such levels or that the
Fund would continue to meet applicable listing requirements.
Such larger than normal redemptions may cause the Fund to
sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity.
Similarly, large Fund share purchases may adversely affect the
Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may
also result in gains for the Fund, which may taxable distribu-
tions to shareholders and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

CVSE-NCSR 3.31.25
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate
ETF
NYSE Arca: EVLN
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2025 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Items 6 and 7 of Form N-CSR:
Portfolio of Investments
...................................................................................
2
Statement of Assets and Liabilities
........................................................................
19
Statement of Operations
..................................................................................
20
Statements of Changes in Net Assets
.....................................................................
21
Financial Highlights
.......................................................................................
22
Notes to Financial Statements
.............................................................................
23
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments
Eaton Vance Floating-Rate ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (0.0%)(a)
Software (0.0%)(a)
Cohesity, Inc.
(Cost $572,175) 27,911 $ 683,819
Face
Amount
Fixed Income Securities (100.7%)
Asset-Backed Securities ( 8 .9% )
Ares LIV CLO Ltd.,
2019-54A
CME Term SOFR 3 Month + 7.60%,
11.90%, 10/15/32(b)(c) $ 1,000,000 1,004,108
Ares LVII CLO Ltd.,
2020-57A
CME Term SOFR 3 Month + 6.53%,
10.83%, 1/25/35(b)(c) 2,750,000 2,716,640
Ares LXI CLO Ltd.,
2021-61A
CME Term SOFR 3 Month + 6.84%,
11.13%, 4/20/37(b)(c) 2,000,000 2,004,944
Ballyrock CLO 15 Ltd.,
2021-1A
CME Term SOFR 3 Month + 5.25%,
9.55%, 1/15/38(b)(c) 3,500,000 3,455,214
Ballyrock CLO 16 Ltd.,
2021-16A
CME Term SOFR 3 Month + 3.75%,
8.00%, 4/20/38(b)(c) 2,100,000 2,104,005
2021-16A
CME Term SOFR 3 Month + 5.15%,
9.40%, 4/20/38(b)(c) 3,000,000 2,954,535
Barings CLO Ltd.,
2022-4A
CME Term SOFR 3 Month + 6.75%,
11.04%, 10/20/37(b)(c) 3,750,000 3,778,054
2024-3A
CME Term SOFR 3 Month + 5.90%,
10.19%, 7/20/37(b)(c) 3,000,000 3,014,655
Bear Mountain Park CLO Ltd.,
2022-1A
CME Term SOFR 3 Month + 5.95%,
10.25%, 7/15/37(b)(c) 3,000,000 3,009,090
Benefit Street Partners CLO XV Ltd.,
2018-15A
CME Term SOFR 3 Month + 6.45%,
10.75%, 7/15/37(b)(c) 3,000,000 3,007,326
Benefit Street Partners CLO XVI Ltd.,
2018-16A
CME Term SOFR 3 Month + 4.90%,
9.22%, 1/17/38(b)(c) 3,000,000 2,968,950
Betony CLO 2 Ltd.,
2018-1A
CME Term SOFR 3 Month + 5.91%,
10.20%, 4/30/31(b)(c) 3,750,000 3,553,777
BlueMountain CLO XXX Ltd.,
2020-30A
CME Term SOFR 3 Month + 6.70%,
11.00%, 4/15/35(b)(c) 2,000,000 1,914,558
Face
Amount Value
BlueMountain CLO XXXIV Ltd.,
2022-34A
CME Term SOFR 3 Month + 7.55%,
11.84%, 4/20/35(b)(c) $ 1,000,000 $ 985,068
Bowling Green Park CLO LLC,
2019-1A
CME Term SOFR 3 Month + 4.50%,
8.79%, 4/18/35(b)(c) 3,825,000 3,710,843
Bryant Park Funding Ltd.,
2023-19A
CME Term SOFR 3 Month + 5.00%,
9.29%, 4/15/38(b)(c) 5,000,000 5,024,640
2024-23A
CME Term SOFR 3 Month + 6.73%,
11.05%, 5/15/37(b)(c) 3,500,000 3,548,958
Canyon Capital CLO Ltd.,
2019-1A
CME Term SOFR 3 Month + 7.50%,
11.80%, 7/15/37(b)(c) 3,000,000 3,011,310
Carlyle US CLO Ltd.,
2019-3A
CME Term SOFR 3 Month + 7.34%,
11.63%, 4/20/37(b)(c) 2,000,000 2,007,058
2021-1A
CME Term SOFR 3 Month + 7.30%,
11.60%, 1/15/40(b)(c) 4,000,000 4,027,068
CIFC Funding Ltd.,
2022-1A
CME Term SOFR 3 Month + 6.40%,
10.70%, 4/17/35(b)(c) 1,000,000 1,002,346
Crown Point CLO 10 Ltd.,
2021-10A
CME Term SOFR 3 Month + 7.11%,
11.40%, 7/20/34(b)(c) 3,000,000 2,934,585
Dryden 87 CLO Ltd.,
2021-87A
CME Term SOFR 3 Month + 6.41%,
10.73%, 5/20/34(b)(c) 2,500,000 2,442,527
Elmwood CLO VI Ltd.,
2020-3A
CME Term SOFR 3 Month + 5.90%,
10.19%, 7/18/37(b)(c) 3,000,000 2,968,704
Elmwood CLO XI Ltd.,
2021-4A
CME Term SOFR 3 Month + 4.70%,
9.02%, 1/20/38(b)(c) 2,500,000 2,459,620
Golub Capital Partners CLO 52BR Ltd.,
2020-52A
CME Term SOFR 3 Month + 6.75%,
11.04%, 4/20/37(b)(c) 4,000,000 3,983,664
Golub Capital Partners CLO 53B Ltd.,
2021-53A
CME Term SOFR 3 Month + 4.70%,
9.01%, 7/20/34(b)(c) 5,000,000 4,949,035
Golub Capital Partners CLO 74B Ltd.,
2024-74A
CME Term SOFR 3 Month + 6.10%,
10.40%, 7/25/37(b)(c) 2,500,000 2,512,817

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (8.9%) (cont’d)
Harvest US CLO Ltd.,
2024-2A
CME Term SOFR 3 Month + 6.90%,
11.71%, 10/15/37(b)(c) $ 3,000,000 $ 2,900,808
2024-3A
CME Term SOFR 3 Month + 6.70%,
11.05%, 1/18/38(b)(c) 3,000,000 2,983,122
Jamestown CLO XV Ltd.,
2020-15A
CME Term SOFR 3 Month + 7.06%,
11.36%, 7/15/35(b)(c) 2,000,000 1,994,384
Madison Park Funding LIX Ltd.,
2021-59A
CME Term SOFR 3 Month + 6.40%,
10.69%, 4/18/37(b)(c) 1,500,000 1,499,967
Madison Park Funding XXII Ltd.,
2016-22A
CME Term SOFR 3 Month + 5.90%,
10.18%, 1/15/38(b)(c) 3,000,000 3,008,916
Marble Point CLO XXIII Ltd.,
2021-4A
CME Term SOFR 3 Month + 7.55%,
11.84%, 1/22/35(b)(c) 1,250,000 1,226,375
Neuberger Berman CLO XVII Ltd.,
2014-17A
CME Term SOFR 3 Month + 6.75%,
11.04%, 7/22/38(b)(c) 1,000,000 1,003,043
Neuberger Berman Loan Advisers CLO 59 Ltd.,
2024-59A
CME Term SOFR 3 Month + 4.80%,
9.10%, 1/23/39(b)(c) 2,000,000 1,996,110
New Mountain CLO 6 Ltd.,
CLO-6A
CME Term SOFR 3 Month + 6.10%,
10.74%, 10/15/37(b)(c) 2,000,000 2,003,954
Oaktree CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 6.59%,
10.88%, 7/20/37(b)(c) 4,000,000 3,949,016
OCP Aegis CLO Ltd.,
2023-29A
CME Term SOFR 3 Month + 5.00%,
9.29%, 1/20/36(b)(c) 3,000,000 2,992,536
Octagon 60 Ltd.,
2022-1A
CME Term SOFR 3 Month + 7.00%,
11.29%, 10/20/37(b)(c) 4,000,000 4,053,716
Post CLO Ltd.,
2018-1A
CME Term SOFR 3 Month + 7.68%,
11.99%, 10/16/37(b)(c) 2,000,000 2,026,268
Regatta VI Funding Ltd.,
2016-1A
CME Term SOFR 3 Month + 7.01%,
11.30%, 4/20/34(b)(c) 1,000,000 1,003,055
Face
Amount Value
Sixth Street CLO XIV Ltd.,
2019-14A
CME Term SOFR 3 Month + 4.65%,
8.97%, 1/20/38(b)(c) $ 3,500,000 $ 3,458,588
117,153,957
Corporate Bonds ( 4 .7% )
Aerospace & Defense (0.0%)(a)
Goat Holdco LLC
6.75%, 2/1/32(b) 400,000 391,858
Automobile Components (0.2%)
Clarios Global LP
6.25%, 5/15/26(b) 2,648,000 2,648,875
Building Products (0.2%)
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/31(b) 2,800,000 2,903,813
Capital Markets (0.2%)
AG Issuer LLC
6.25%, 3/1/28(b) 1,150,000 1,131,880
Focus Financial Partners LLC
6.75%, 9/15/31(b)(d) 2,000,000 1,974,262
3,106,142
Chemicals (0.4%)
INEOS Finance plc
7.50%, 4/15/29(b)(d) 1,750,000 1,743,680
Olympus Water US Holding Corp.
9.75%, 11/15/28(b) 3,300,000 3,430,235
5,173,915
Commercial Services & Supplies (0.1%)
Allied Universal Holdco LLC
4.63%, 6/1/28(b) 800,000 755,923
Madison IAQ LLC
4.13%, 6/30/28(b) 1,300,000 1,227,963
1,983,886
Construction & Engineering (0.1%)
Artera Services LLC
8.50%, 2/15/31(b) 2,100,000 1,961,702
Containers & Packaging (0.0%)(a)
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28(b) 300,000 306,564
Diversified Telecommunication Services (0.3%)
Altice France SA
5.13%, 7/15/29(b)(d) 2,500,000 1,961,883
Level 3 Financing, Inc.
11.00%, 11/15/29(b) 1,500,000 1,673,686
3,635,569
Health Care Equipment & Supplies (0.1%)
Bausch + Lomb Corp.
8.38%, 10/1/28(b) 1,000,000 1,038,750
Hotel & Resort REITs (0.2%)
Park Intermediate Holdings LLC
5.88%, 10/1/28(b) 2,300,000 2,246,398

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (4.7%) (cont’d)
Hotels, Restaurants & Leisure (0.9%)
Caesars Entertainment, Inc.
6.50%, 2/15/32(b) $ 2,500,000 $ 2,493,731
Fertitta Entertainment LLC
4.63%, 1/15/29(b) 2,800,000 2,581,056
NCL Corp. Ltd.
5.88%, 2/15/27(b) 4,300,000 4,296,820
Sabre GLBL, Inc.
10.75%, 11/15/29(b)(d) 2,165,000 2,188,873
11,560,480
Insurance (0.6%)
Alliant Holdings Intermediate LLC
7.00%, 1/15/31(b) 1,000,000 1,003,858
AmWINS Group, Inc.
6.38%, 2/15/29(b) 3,000,000 3,024,738
Panther Escrow Issuer LLC
7.13%, 6/1/31(b) 2,000,000 2,039,163
Ryan Specialty LLC
5.88%, 8/1/32(b) 2,000,000 1,977,106
8,044,865
Passenger Airlines (0.3%)
American Airlines, Inc.
5.75%, 4/20/29(b) 3,500,000 3,427,801
Pharmaceuticals (0.1%)
1261229 BC Ltd.
10.00%, 4/15/32(b) 1,300,000 1,293,438
Professional Services (0.0%)(a)
CoreLogic, Inc.
4.50%, 5/1/28(b) 600,000 559,250
Real Estate Management & Development (0.1%)
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28(b) 1,150,000 1,153,795
Software (0.5%)
Central Parent, Inc.
7.25%, 6/15/29(b) 700,000 606,522
Cloud Software Group, Inc.
8.25%, 6/30/32(b) 2,590,000 2,636,244
9.00%, 9/30/29(b) 2,150,000 2,145,807
GoTo Group, Inc.
5.50%, 5/1/28(b) 950,000 817,000
6,205,573
Technology Hardware, Storage & Peripherals (0.3%)
Diebold Nixdorf, Inc.
7.75%, 3/31/30(b) 3,400,000 3,532,823
Textiles, Apparel & Luxury Goods (0.1%)
Champ Acquisition Corp.
8.38%, 12/1/31(b) 725,000 750,764
61,926,261
Face
Amount Value
Variable Rate Senior Loan Interests  ( 87 .1% )
Aerospace & Defense (1.2%)
GOAT Holdco LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
7.32%, 1/27/32(c) $ 2,000,000 $ 1,989,170
Signia Aerospace LLC,
First Lien, Delayed Draw Term Loan,
TBD, 12/11/31(c) 226,923 226,072
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.32%, 12/11/31(c) 2,723,077 2,712,865
TransDigm, Inc.,
First Lien, Term Loan, J,
CME Term SOFR 3 Month + 2.50%,
6.80%, 2/28/31(c) 7,716,688 7,682,927
First Lien, Term Loan, 1,
CME Term SOFR 3 Month + 2.75%,
7.05%, 8/24/28(c) 2,984,962 2,987,455
15,598,489
Automobile Components (1.5%)
Adient US LLC,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.25%,
6.57%, 1/31/31(c) 8,642,655 8,547,586
Autokiniton US Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 4.00%,
8.44%, 4/06/28(c) 3,906,145 3,835,971
Clarios Global LP,
First Lien, Amendment No. 6 Dollar Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.07%, 1/28/32(c) 3,500,000 3,453,328
DexKo Global, Inc.,
First Lien, Closing Date Dollar Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.34%, 10/04/28(c) 2,272,249 2,122,803
Lippert Components, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.82%, 3/11/32(c) 850,000 844,687
18,804,375
Automobiles (0.1%)
American Trailer World Corp.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
8.17%, 3/03/28(c) 2,050,000 1,665,810
Banks (0.6%)
Chrysaor Bidco SARL,
First Lien, USD Delayed Draw Commitment Term Loan,
TBD, 10/30/31(c) 206,587 207,251
First Lien, USD Term Loan, B,
CME Term SOFR 3 Month + 3.50%,
7.79%, 10/30/31(c) 2,786,430 2,795,388

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
Dragon Buyer, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.33%, 9/30/31(c) $ 498,750 $ 495,633
First Advantage Holdings LLC,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 3.25%,
7.57%, 10/31/31(c) 4,862,813 4,840,784
Orbit Private Holdings I Ltd.,
First Lien, Term Loan,
CME Term SOFR 12 Month + 3.75%,
7.88%, 12/11/28(c) 475,000 474,406
8,813,462
Beverages (0.9%)
BrewCo Borrower LLC,
First Lien, First-Out Exchanged Term Loan,
CME Term SOFR 3 Month + 3.50%,
8.06%, 4/05/28(c) 1,067,201 400,200
First Lien, Second-Out Exchanged Term Loan,
CME Term SOFR 3 Month + 5.00%,
1.50% PIK, 9.56%, 4/05/28(c)(e) 1,067,211 25,346
First Lien, First- Out New Money Term Loan,
CME Term SOFR 3 Month + 6.25%,
10.81%, 4/05/28(c) 23,406 9,587
Celsius Holdings, Inc.,
First Lien, Term Loan,
CME Term SOFR 12 Month + 3.25%,
7.24%, 3/22/32(c) 1,700,000 1,705,313
Primo Brands Corp.,
First Lien, 2025 Refinancing Term Loan,
CME Term SOFR 3 Month + 2.25%,
6.56%, 3/31/28(c) 10,721,122 10,690,192
12,830,638
Broadline Retail (0.4%)
Peer Holding III BV,
First Lien, Term Loan, B5B,
CME Term SOFR 3 Month + 2.50%,
6.80%, 7/01/31(c) 4,962,563 4,960,081
Building Products (2.7%)
ACProducts Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
8.81%, 5/17/28(c) 1,233,974 818,026
AZEK Group LLC (The),
First Lien, Closing Date Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.32%, 9/26/31(c) 1,296,750 1,299,992
Chariot Buyer LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.67%, 11/03/28(c) 8,008,006 7,943,141
Cornerstone Building Brands, Inc.,
First Lien, New Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
7.67%, 4/12/28(c) 2,766,046 2,340,766
Face
Amount Value
HP PHRG Borrower LLC,
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.32%, 2/20/32(c) $ 2,150,000 $ 2,104,312
LHS Borrower LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.75%,
9.17%, 2/19/29(c) 1,187,045 1,014,502
MIWD Holdco II LLC,
First Lien, 2024 Incremental Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.32%, 3/28/31(c) 1,446,625 1,424,123
Oldcastle BuildingEnvelope, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.25%,
8.55%, 4/30/29(c) 4,440,564 4,166,204
Quikrete Holdings, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.25%,
6.57%, 4/14/31(c) 8,925,131 8,838,379
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 2.25%,
6.57%, 2/10/32(c) 3,775,000 3,737,363
Standard Building Solutions, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 1.75%,
6.07%, 9/22/28(c) 167,473 167,601
33,854,409
Capital Markets (2.9%)
AI Aqua Merger Sub, Inc.,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
7.32%, 7/31/28(c) 8,882,512 8,812,118
Aragorn Parent Corp.,
First Lien, 2023 Replacement Term Loan,
CME Term SOFR 1 Month + 4.00%,
8.32%, 12/15/28(c) 7,413,681 7,445,337
Aretec Group, Inc.,
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 3.50%,
7.82%, 8/09/30(c) 5,397,252 5,359,876
Edelman Financial Engines Center LLC (The),
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.32%, 4/07/28(c) 1,282,856 1,280,720
Emerald X, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.07%, 1/30/32(c) 500,000 500,000
Focus Financial Partners LLC,
First Lien, Incremental Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
7.07%, 9/15/31(c) 1,868,122 1,852,318
Grant Thornton Advisors LLC,
First Lien, 2025 Incremental Delayed Draw Term Loan,
TBD, 6/02/31(c) 176,315 175,627

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 3 Month + 2.75%,
7.06%, 6/02/31(c) $ 1,463,810 $ 1,458,094
Guggenheim Partners Investment Management Holdings LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.50%,
6.83%, 11/26/31(c) 4,987,500 4,981,266
HDI Aerospace Intermediate Holding III Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.50%,
8.82%, 9/19/31(c) 1,175,000 1,170,594
WEC US Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.57%, 1/27/31(c) 5,268,513 5,226,707
38,262,657
Chemicals (4.5%)
A-AP Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.07%, 9/09/31(c) 673,313 671,629
Discovery Purchaser Corp.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.04%, 10/04/29(c) 3,340,384 3,313,244
Gates Global LLC,
First Lien, Initial Dollar Term Loan, B5,
CME Term SOFR 1 Month + 1.75%,
6.07%, 6/04/31(c) 5,462,500 5,415,468
INEOS Enterprises Holdings US Finco LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.75%,
8.16%, 7/07/30(c) 3,482,368 3,482,368
INEOS US Finance LLC,
First Lien, New 2031 Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.32%, 2/07/31(c) 1,150,000 1,102,275
First Lien, 2030 Dollar Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.57%, 2/18/30(c) 6,102,048 5,877,981
Lonza Group AG,
First Lien, USD Term Loan, B,
CME Term SOFR 3 Month + 3.93%,
8.35%, 7/03/28(c) 2,018,143 1,864,260
LTI Holdings, Inc.,
First Lien, 2024 Term Loan,
CME Term SOFR 1 Month + 4.25%,
8.57%, 7/29/29(c) 4,002,024 3,996,181
Minerals Technologies, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.00%,
6.32%, 11/26/31(c) 1,022,438 1,022,438
Momentive Performance Materials, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
8.32%, 3/29/28(c) 2,473,750 2,467,257
Face
Amount Value
Natgasoline LLC,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 5.50%,
9.63%, 3/25/30(c) $ 1,225,000 $ 1,195,906
Olympus Water US Holding Corp.,
First Lien, Dollar Term Loan, B6,
CME Term SOFR 3 Month + 3.00%,
7.34%, 6/23/31(c) 5,615,492 5,536,510
Paint Intermediate III LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
7.30%, 10/09/31(c) 925,000 925,578
Rohm Holding GmbH,
First Lien, Term Loan,
CME Term SOFR 6 Month + 5.50%,
0.25% PIK, 9.74%, 1/31/29(c)(e) 3,278,068 3,157,189
Tronox Finance LLC,
First Lien, 2024 Term Loan, B2,
CME Term SOFR 3 Month + 2.25%,
6.55%, 4/04/29(c) 5,000,000 4,880,000
First Lien, 2024 Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.82%, 9/30/31(c) 3,738,340 3,652,676
Vibrantz Technologies, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
8.69%, 4/23/29(c) 3,064,252 2,709,948
WR Grace Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.55%, 9/22/28(c) 6,915,764 6,859,573
58,130,481
Commercial Services & Supplies (7.1%)
Acuren Holdings, Inc.,
First Lien, Amendment No. 1 Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.07%, 7/30/31(c) 3,980,025 3,956,404
Allied Universal Holdco LLC,
First Lien, Initial US Dollar Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.17%, 5/12/28(c) 7,126,193 7,126,763
Amspec Parent LLC,
First Lien, Delayed Draw Term Loan,
TBD, 12/22/31(c) 240,000 240,151
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 4.25%,
8.55%, 12/22/31(c) 1,560,000 1,560,983
APi Group DE, Inc.,
First Lien, 2021 Incremental Term Loan,
CME Term SOFR 1 Month + 1.75%,
6.07%, 1/03/29(c) 1,529,122 1,525,880
Camelot US Acquisition LLC,
First Lien, Incremental Term Loan. B,
CME Term SOFR 1 Month + 2.75%,
7.07%, 1/31/31(c) 10,190,732 10,065,437

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
CCI Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.30%, 12/17/27(c) $ 5,149,240 $ 5,158,535
CohnReznick Advisory LLC,
First Lien, Delayed Draw Term Loan,
TBD, 3/26/32(c) 314,850 314,850
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 4.00%,
8.13%, 3/26/32(c) 1,360,150 1,360,150
Ensemble RCM LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
7.29%, 8/01/29(c) 6,498,792 6,500,189
GFL Environmental Services, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.82%, 3/03/32(c) 3,300,000 3,275,250
HomeServe USA Corp.,
First Lien, Amendment No. 1 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.32%, 10/21/30(c) 5,517,715 5,472,387
JFL-Tiger Acquisition Co., Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.30%, 10/17/30(c) 2,571,462 2,576,297
Madison IAQ LLC,
First Lien, Initial Term Loan,
CME Term SOFR 6 Month + 2.50%,
6.76%, 6/21/28(c) 10,711,284 10,606,153
Neptune Bidco US, Inc.,
First Lien, Dollar Term Loan, B,
CME Term SOFR 3 Month + 5.00%,
9.39%, 4/11/29(c) 3,334,949 2,884,214
Northstar Group Services, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
9.08%, 5/31/30(c) 3,509,305 3,532,694
PG Polaris BidCo SARL,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.33%, 3/26/31(c) 600,000 600,750
Prime Security Services Borrower LLC,
First Lien, 2024-1 Refinancing Term Loan, B1,
CME Term SOFR 1 Month + 2.00%,
6.32%, 10/15/30(c) 5,727,520 5,709,937
Raven Acquisition Holdings LLC,
First Lien, 2024 Delayed Draw Term Loan,
TSFR3M,
TBD, 11/19/31(c) 426,667 422,044
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.57%, 11/19/31(c) 5,973,333 5,908,612
SCUR-Alpha 1503 GmbH,
First Lien, USD Term Loan, B1,
CME Term SOFR 3 Month + 5.50%,
9.79%, 3/28/30(c) 2,775,341 2,594,458
Face
Amount Value
Spin Holdco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.56%, 3/06/28(c) $ 4,268,804 $ 3,625,837
Stepstone Group MidCo 2 GmbH (The),
First Lien, Term Loan,
CME Term SOFR 12 Month + 4.50%,
8.67%, 12/04/31(c) 1,575,000 1,557,281
Teneo Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.75%,
9.07%, 3/13/31(c) 1,989,950 1,996,586
Tidal Waste & Recycling Holdings LLC,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.80%, 10/03/31(c) 1,150,000 1,152,335
TruGreen LP,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 4.00%,
8.42%, 11/02/27(c) 1,533,597 1,447,976
WestJet Loyalty LP,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.58%, 2/14/31(c) 5,457,456 5,267,809
96,439,962
Communications Equipment (0.0%)(a)
Delta Topco, Inc.,
First Lien, Fourth Amendment Refinancing Term Loan,
CME Term SOFR 3 Month + 2.75%,
7.07%, 11/30/29(c) 495,000 490,082
Construction & Engineering (2.1%)
Apple Bidco LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.82%, 9/23/31(c) 7,020,352 6,977,563
Arcosa, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.57%, 8/15/31(c) 523,688 524,015
Artera Services LLC,
First Lien, Term Loan, C,
CME Term SOFR 3 Month + 4.50%,
8.80%, 2/18/31(c) 1,494,969 1,421,670
Brown Group Holding LLC,
First Lien, Incremental Term Loan, B2,
CME Term SOFR 1 Month + 2.50%; CME Term SOFR 3 Month +
2.50% + 3.00%,
6.82%, 7/01/31(c) 8,817,981 8,775,302
Construction Partners, Inc.,
First Lien, Closing Date Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.83%, 11/03/31(c) 950,000 946,043
Cube Industrial Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.79%, 10/18/31(c) 3,750,000 3,729,694

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
Kodiak Building Partners, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.75%,
8.05%, 12/04/31(c) $ 1,350,000 $ 1,300,340
Red SPV LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.57%, 3/15/32(c) 2,750,000 2,736,250
Service Logic Acquisition, Inc.,
First Lien, Amendment No. 8 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.32%, 10/29/27(c) 1,492,500 1,490,634
27,901,511
Construction Materials (0.0%)(a)
Knife River Corp.,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 2.00%,
6.29%, 3/08/32(c) 575,000 574,281
Consumer Finance (0.2%)
Citrin Cooperman Advisors LLC,
First Lien, Delayed Draw Term Loan,
TBD, 3/05/32(c) 184,848 183,751
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 3.00%,
7.16%, 3/05/32(c) 2,865,152 2,848,147
Sabre GLBL, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 5.00%,
9.42%, 6/30/28(c) 249,489 241,536
3,273,434
Consumer Staples Distribution & Retail (0.2%)
Heritage Grocers Group LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 6.75%,
11.15%, 8/01/29(c) 2,768,573 2,392,739
Containers & Packaging (1.1%)
Altium Packaging LLC,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.82%, 6/11/31(c) 669,938 655,701
Berlin Packaging LLC,
First Lien, 2024-2 Replacement Term Loan,
CME Term SOFR 1 Month + 3.50%; CME Term SOFR 3 Month +
3.50% + 3.50%,
7.82%, 6/09/31(c) 3,000,000 2,993,250
Charter Next Generation, Inc.,
First Lien, 2024 Replacement Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.31%, 11/29/30(c) 4,248,679 4,247,830
Clydesdale Acquisition Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.18%,
7.50%, 4/13/29(c) 6,448,965 6,428,457
14,325,238
Face
Amount Value
Distributors (1.0%)
Gloves Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
8.44%, 12/29/27(c) $ 6,251,460 $ 6,027,439
First Lien, Term Loan,
CME Term SOFR 12 Month + 4.25%,
8.46%, 1/16/32(c) 4,500,000 4,338,742
Windsor Holdings III LLC,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
7.07%, 8/01/30(c) 2,678,791 2,655,914
13,022,095
Diversified Consumer Services (4.1%)
Ascend Learning LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.32%, 12/11/28(c) 6,132,692 6,066,981
Second Lien, Initial Term Loan,
CME Term SOFR 1 Month + 5.75%,
10.17%, 12/10/29(c) 1,385,963 1,383,884
Belron Finance 2019 LLC,
First Lien, 2031 Dollar Incremental Term Loan,
CME Term SOFR 3 Month + 2.75%,
7.05%, 10/16/31(c) 2,985,000 2,983,612
Fugue Finance BV,
First Lien, Initial Dollar Term Loan,
CME Term SOFR 6 Month + 3.25%,
7.50%, 1/09/32(c) 7,944,710 7,947,808
KUEHG Corp.,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.55%, 6/12/30(c) 14,897,555 14,885,935
Lernen US Finco LLC,
First Lien, Term Loan, B2,
CME Term SOFR 12 Month + 4.00%,
8.20%, 10/27/31(c) 1,970,063 1,971,304
Mavis Tire Express Services Topco Corp.,
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.31%, 5/04/28(c) 3,980,000 3,959,622
Renaissance Holdings Corp.,
First Lien, 2024-2 Term Loan,
CME Term SOFR 1 Month + 4.00%,
8.32%, 4/05/30(c) 4,107,310 4,038,019
Spring Education Group, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.30%, 9/30/30(c) 2,500,000 2,500,225
Wand NewCo 3, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.82%, 1/30/31(c) 8,863,765 8,745,257
54,482,647

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
Diversified Telecommunication Services (0.8%)
Altice France SA,
First Lien, Term Loan, B14,
CME Term SOFR 3 Month + 5.50%,
9.80%, 8/15/28(c) $ 3,482,278 $ 3,130,133
Level 3 Financing, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 6.56%,
10.88%, 4/16/29(c) 3,000,000 3,025,545
Lumen Technologies, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.35%,
6.79%, 4/16/29(c) 3,076,124 2,964,153
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.35%,
6.79%, 4/15/30(c) 2,093,293 2,014,459
11,134,290
Electric Utilities (0.3%)
Lightning Power LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 2.25%,
6.55%, 8/18/31(c) 4,477,500 4,458,202
Electrical Equipment (0.8%)
BCP VI Summit Holdings LP,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.82%, 1/30/32(c) 2,000,000 2,002,080
Lsf12 Crown US Commercial Bidco LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 4.25%,
8.57%, 12/02/31(c) 3,650,000 3,592,202
Roper Industrial Products Investment Co. LLC,
First Lien, Term Loan,
CME Term SOFR 12 Month,
TBD, 6/30/31(c) 582,036 579,801
First Lien, Dollar Term Loan, D,
CME Term SOFR 3 Month + 2.75%,
7.05%, 11/22/29(c) 3,523,502 3,509,972
9,684,055
Electronic Equipment, Instruments & Components (0.5%)
Ingram Micro, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.75%,
7.05%, 9/19/31(c) 4,184,506 4,202,814
Minimax Viking GmbH,
First Lien, Senior USD Term Loan, B,
CME Term SOFR 1 Month + 2.25%,
6.56%, 2/20/32(c) 1,350,000 1,347,469
VeriFone Systems, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.58%, 8/20/25(c) 1,321,959 1,197,292
6,747,575
Face
Amount Value
Energy Equipment & Services (0.1%)
Star Holding LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 4.50%,
8.82%, 7/18/31(c) $ 1,517,375 $ 1,486,716
Entertainment (0.6%)
Playtika Holding Corp.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.75%,
7.19%, 3/13/28(c) 7,907,362 7,839,201
Financial Services (3.4%)
Blackhawk Network Holdings, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 4.00%,
8.32%, 3/12/29(c) 990,580 987,925
Boost Newco Borrower LLC,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.00%,
6.30%, 1/31/31(c) 12,790,216 12,722,300
CPI Holdco B LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.32%, 5/19/31(c) 1,666,625 1,652,392
Hightower Holding LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.29%, 2/03/32(c) 3,451,950 3,432,550
Kestra Advisor Services Holdings A, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.29%, 3/24/31(c) 2,487,516 2,468,275
Mariner Wealth Advisors LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.80%, 8/18/28(c) 4,813,145 4,804,891
Mermaid Bidco, Inc.,
First Lien, USD Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
7.55%, 7/03/31(c) 3,308,749 3,317,037
Orion Advisor Solutions, Inc.,
First Lien, 2024 Refinance Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.04%, 9/24/30(c) 2,139,250 2,141,603
Osaic Holdings, Inc.,
First Lien, Term Loan, B4,
CME Term SOFR 1 Month + 3.50%,
7.82%, 8/17/28(c) 2,837,436 2,819,972
Trans Union LLC,
First Lien, 2024 Refinancing Term Loan, B9,
CME Term SOFR 1 Month + 1.75%,
6.07%, 6/24/31(c) 4,664,809 4,655,782
Walker & Dunlop, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.00%,
6.32%, 3/15/32(c) 1,650,000 1,643,812

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
WEX, Inc.,
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 1.75%,
6.07%, 3/05/32(c) $ 1,900,000 $ 1,884,961
42,531,500
Food Products (1.5%)
AAG US GSI Bidco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.00%,
9.30%, 10/08/31(c) 925,000 915,750
Alltech, Inc.,
First Lien, Term Loan,
CME Term SOFR 12 Month + 4.25%,
8.46%, 8/13/30(c) 2,447,558 2,430,425
Froneri International Ltd.,
First Lien, Term Loan, B4,
CME Term SOFR 6 Month + 2.00%,
6.24%, 9/30/31(c) 5,731,150 5,701,377
Nomad Foods US LLC,
First Lien, 2023 USD Term Loan, B4,
CME Term SOFR 6 Month + 2.50%,
6.97%, 11/13/29(c) 7,415,000 7,408,808
Pretzel Parent, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.50%,
8.82%, 10/01/31(c) 2,400,000 2,404,872
18,861,232
Ground Transportation (0.8%)
AIT Worldwide Logistics Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
8.30%, 4/08/30(c) 2,169,563 2,170,691
First Student Bidco, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.50%,
6.80%, 7/21/28(c) 2,417,969 2,416,639
Hertz Corp. (The),
First Lien, Initial Term Loan, C,
CME Term SOFR 1 Month + 3.50%,
7.94%, 6/30/28(c) 582,716 452,022
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
7.94%, 6/30/28(c) 2,977,074 2,309,361
Kenan Advantage Group, Inc. (The),
First Lien, U.S. Term Loan, B4,
CME Term SOFR 1 Month + 3.25%,
7.57%, 1/25/29(c) 2,984,872 2,976,783
10,325,496
Health Care Equipment & Supplies (1.5%)
Bausch + Lomb Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.67%, 5/10/27(c) 3,459,712 3,451,893
Face
Amount Value
Medline Borrower LP,
First Lien, Dollar Incremental Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.57%, 10/23/28(c) $ 10,197,070 $ 10,189,269
Sotera Health Holdings LLC,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.55%, 5/30/31(c) 4,975,000 4,971,891
18,613,053
Health Care Providers & Services (3.3%)
CNT Holdings I Corp.,
First Lien, 2025 Replacement Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.80%, 11/08/32(c) 4,974,874 4,950,373
Concentra Health Services, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.00%,
6.32%, 7/28/31(c) 5,511,188 5,511,187
Examworks Bidco, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.07%, 11/01/28(c) 2,075,000 2,073,319
Hanger, Inc.,
First Lien, Delayed Draw Term Loan,
CME Term SOFR 1 Month +
7.00%, 7.82%, 10/23/31(c) 510,456 510,721
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.82%, 10/23/31(c) 3,964,544 3,966,605
MED ParentCo LP,
First Lien, Ninth Amendment Refinancing Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.82%, 4/15/31(c) 2,985,000 2,984,388
Medical Solutions Holdings, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.89%, 11/01/28(c) 1,580,749 1,025,906
National Mentor Holdings, Inc.,
First Lien, Initial Term Loan, C,
CME Term SOFR 3 Month + 3.75%,
8.15%, 3/02/28(c) 120,215 116,771
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%; CME Term SOFR 3 Month +
3.75% + 3.75%,
8.15%, 3/02/28(c) 4,833,049 4,694,558
Pacific Dental Services, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.07%, 3/17/31(c) 6,238,725 6,214,363
Phoenix Newco, Inc.,
First Lien, Sixth Amendment Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.82%, 11/15/28(c) 6,956,561 6,949,187
Select Medical Corp.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.00%,
6.32%, 12/03/31(c) 1,820,438 1,820,438

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
Waystar Technologies, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.57%, 10/22/29(c) $ 3,059,837 $ 3,052,188
43,870,004
Health Care Technology (0.8%)
AthenaHealth Group, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.32%, 2/15/29(c) 6,440,307 6,375,904
Cotiviti, Inc.,
First Lien, Incremental Term Loan,
CME Term SOFR 12 Month + 2.75%,
6.96%, 2/13/32(c) 1,000,000 978,750
First Lien, New Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
7.07%, 5/01/31(c) 2,868,591 2,811,219
10,165,873
Hotels, Restaurants & Leisure (3.8%)
Carnival Corp.,
First Lien, 2025 Repricing Advance Term Loan,
CME Term SOFR 1 Month +
4.00%, 6.32%, 8/09/27(c) 4,264,593 4,266,646
ClubCorp Holdings, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 5.00%,
9.56%, 9/18/26(c) 5,077,180 5,092,513
Fertitta Entertainment LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
7.82%, 1/29/29(c) 5,536,825 5,459,587
IRB Holding Corp.,
First Lien, 2024 Second Replacement Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.82%, 12/15/27(c) 4,488,750 4,465,745
J&J Ventures Gaming LLC,
First Lien, 2025 Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.82%, 4/26/30(c) 1,150,000 1,135,625
Light & Wonder International, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.25%,
6.57%, 4/16/29(c) 7,741,572 7,732,476
Ontario Gaming GTA LP,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.25%,
8.55%, 8/01/30(c) 3,566,019 3,517,878
Playa Resorts Holding BV,
First Lien, 2022 Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.07%, 1/05/29(c) 6,508,076 6,507,718
Scientific Games Holdings LP,
First Lien, 2024 Refinancing Dollar Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.30%, 4/04/29(c) 3,967,405 3,949,215
Face
Amount Value
SeaWorld Parks & Entertainment, Inc.,
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 2.00%,
6.32%, 12/04/31(c) $ 6,818,464 $ 6,778,678
48,906,081
Household Durables (0.4%)
Hunter Douglas, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 3.25%,
7.55%, 1/16/32(c) 2,525,985 2,421,156
Tempur Sealy International, Inc.,
First Lien, 2024 Term Loan, B,
CME Term SOFR 1 Day + 2.50%; CME Term SOFR 1 Month + 2.50%
+ 2.50%,
6.83%, 10/24/31(c) 2,992,500 2,994,056
5,415,212
Household Products (0.6%)
Energizer Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.32%, 3/19/32(c) 4,275,000 4,277,672
Kronos Acquisition Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.30%, 6/27/31(c) 4,104,375 3,540,023
7,817,695
Insurance (5.3%)
Acrisure LLC,
First Lien, Term Loan, B6,
CME Term SOFR 1 Month + 3.00%,
7.32%, 11/06/30(c) 3,985,013 3,967,219
Alliant Holdings Intermediate LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.07%, 9/19/31(c) 11,118,538 11,062,945
AssuredPartners, Inc.,
First Lien, 2024 Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.82%, 2/14/31(c) 5,766,750 5,780,014
Asurion LLC,
First Lien, New Term Loan, B11,
CME Term SOFR 1 Month + 4.25%,
8.67%, 8/21/28(c) 3,357,179 3,331,396
Second Lien, New Term Loan, B3,
CME Term SOFR 1 Month + 5.25%,
9.69%, 1/31/28(c) 1,267,000 1,203,650
Second Lien, New Term Loan, B4,
CME Term SOFR 1 Month + 5.25%,
9.69%, 1/19/29(c) 2,700,000 2,510,582
Broadstreet Partners, Inc.,
First Lien, 2024 Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
7.32%, 6/16/31(c) 4,925,219 4,888,723
HUB International Ltd.,
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.79%, 6/20/30(c) 12,381,218 12,343,455

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
Ryan Specialty Group LLC,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.25%,
6.57%, 9/15/31(c) $ 2,194,500 $ 2,192,031
Sedgwick Claims Management Services, Inc.,
First Lien, 2024 Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.31%, 7/31/31(c) 9,223,556 9,204,094
Truist Insurance Holdings LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.75%,
7.05%, 5/06/31(c) 1,608,871 1,600,827
USI, Inc.,
First Lien, 2024 Term Loan, D,
CME Term SOFR 3 Month + 2.25%,
6.55%, 11/21/29(c) 12,166,142 12,065,406
70,150,342
IT Services (1.7%)
Endurance International Group, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
7.93%, 2/10/28(c) 4,862,211 3,561,569
Foundever Worldwide Corp.,
First Lien, Initial Dollar Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.18%, 8/28/28(c) 1,387,173 835,626
Gainwell Acquisition Corp.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
8.40%, 10/01/27(c) 5,168,898 4,862,072
Plano HoldCo, Inc.,
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.80%, 10/02/31(c) 850,000 847,875
Speedster Bidco GmbH,
First Lien, Term Loan, B,
CME Term SOFR 6 Month + 3.50%,
7.90%, 11/13/31(c) 4,025,000 4,024,376
Synechron, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.04%, 9/26/31(c) 1,550,000 1,548,063
Tempo Acquisition LLC,
First Lien, Seventh Incremental Term Loan,
CME Term SOFR 1 Month + 1.75%,
6.07%, 8/31/28(c) 4,092,046 4,065,202
Twitter, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 6.50%,
10.98%, 10/26/29(c) 1,700,000 1,691,500
21,436,283
Leisure Products (2.3%)
Endeavor Operating Co. LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
7.32%, 1/27/32(c) 8,500,000 8,494,730
Face
Amount Value
GBT US III LLC,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 2.50%,
6.80%, 7/25/31(c) $ 7,887,281 $ 7,859,478
GSM Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.00%,
9.30%, 9/29/31(c) 2,837,745 2,669,850
Horizon US Finco LP,
First Lien, Term Loan, B,
CME Term SOFR 6 Month + 4.25%,
8.68%, 10/31/31(c) 2,119,401 2,016,081
MajorDrive Holdings IV LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.59%, 6/01/28(c) 3,590,149 3,267,520
Recess Holdings, Inc.,
First Lien, Amendment No. 5 Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.05%, 2/21/30(c) 4,185,993 4,193,842
Sabre GLBL, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 4.25%,
8.67%, 6/30/28(c) 151,205 146,984
First Lien, 2024 Term Loan, B1,
CME Term SOFR 1 Month + 6.00%,
10.42%, 11/15/29(c) 2,243,683 2,202,545
30,851,030
Machinery (3.7%)
Alliance Laundry Systems LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
7.07%, 8/19/31(c) 2,979,000 2,971,836
Apex Tool Group LLC,
First Lien, Term Loan, A,
CME Term SOFR 1 Month + 3.25%,
7.67%, 2/08/29(c) 38,216 34,102
First Lien, Incremental Term Loan, B,
CME Term SOFR 1 Month + 7.50%,
2.50% PIK, 11.92%, 2/08/30(c)(e) 89,205 76,493
CPM Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.50%,
8.82%, 9/28/28(c) 2,961,244 2,916,825
Crosby US Acquisition Corp.,
First Lien, Amendment No. 4 Replacement Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.82%, 8/16/29(c) 2,571,564 2,576,745
Crown Equipment Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.82%, 10/10/31(c) 1,925,000 1,922,190
Dynamo US Bidco, Inc.,
First Lien, USD Term Loan, B,
CME Term SOFR 6 Month + 4.00%,
8.26%, 10/01/31(c) 3,988,111 3,996,845

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
Engineered Machinery Holdings, Inc.,
First Lien, Incremental US Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.31%, 5/19/28(c) $ 4,447,658 $ 4,455,664
Second Lien, Incremental Amendment No. 3 Term Loan,
CME Term SOFR 3 Month + 6.00%,
10.56%, 5/21/29(c) 3,150,000 3,165,766
Filtration Group Corp.,
First Lien, 2025 Incremental Dollar Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.32%, 10/23/28(c) 4,344,964 4,346,680
Madison Safety & Flow LLC,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 2.75%,
6.91%, 9/26/31(c) 1,917,869 1,916,967
Pro Mach Group, Inc.,
First Lien, Amendment No. 5 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.07%, 8/31/28(c) 2,552,472 2,548,617
SPX FLOW, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
7.32%, 4/05/29(c) 5,883,566 5,879,418
SunSource Borrower LLC,
First Lien, First Refinancing Term Loan,
CME Term SOFR 1 Month + 4.00%,
8.42%, 3/25/31(c) 3,568,790 3,433,693
TK Elevator Midco GmbH,
First Lien, Term Loan, C,
CME Term SOFR 6 Month + 3.50%,
7.74%, 4/30/30(c) 11,437,598 11,421,185
51,663,026
Media (0.4%)
Charter Communications Operating LLC,
First Lien, Term Loan, B5,
CME Term SOFR 3 Month + 2.25%,
6.56%, 12/15/31(c) 3,125,000 3,117,578
MJH Healthcare Holdings LLC,
First Lien, 2024 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
7.67%, 1/29/29(c) 3,300,063 3,286,318
6,403,896
Metals & Mining (0.7%)
Arsenal AIC Parent LLC,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
7.07%, 8/19/30(c) 6,535,700 6,499,753
Novelis, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.00%,
6.29%, 2/25/32(c) 2,175,000 2,175,457
Face
Amount Value
WireCo WorldGroup, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.75%,
8.04%, 11/13/28(c) $ 548,611 $ 493,750
9,168,960
Oil, Gas & Consumable Fuels (3.0%)
Apro LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.05%, 7/09/31(c) 2,338,250 2,333,877
CQP Holdco LP,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.00%,
6.30%, 12/31/30(c) 10,961,041 10,944,983
Discovery Energy Holding Corp.,
First Lien, Initial Dollar Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.05%, 5/01/31(c) 4,346,984 4,288,561
EPIC Crude Services LP,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.30%, 10/15/31(c) 4,156,440 4,160,140
Freeport LNG Investments LLLP,
First Lien, 2025 Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
7.54%, 12/21/28(c) 3,616,297 3,578,615
GIP Pilot Acquisition Partners LP,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.00%,
6.30%, 10/04/30(c) 6,732,619 6,714,743
Hilcorp Energy I LP,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.32%, 2/06/30(c) 1,850,000 1,849,713
Matador Bidco SARL,
First Lien, 2024 Specified Refinancing Term Loan,
CME Term SOFR 1 Month + 4.25%,
8.67%, 7/16/29(c) 6,423,774 6,423,806
40,294,438
Passenger Airlines (0.7%)
AAdvantage Loyalty IP Ltd.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.54%, 4/20/28(c) 7,576,471 7,498,925
Vista Management Holding, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 3.75%,
7.88%, 3/26/31(c) 1,375,000 1,367,266
8,866,191
Personal Care Products (0.5%)
Conair Holdings LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
8.19%, 5/17/28(c) 2,272,107 1,973,484

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
14
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
Journey Personal Care Corp.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.75%,
8.05%, 3/01/28(c) $ 5,357,741 $ 5,317,558
7,291,042
Pharmaceuticals (0.5%)
1261229 BC Ltd.,
First Lien, Term Loan,
CME Term SOFR 12 Month + 6.25%,
10.38%, 9/25/30(c) 1,975,000 1,903,406
LSCS Holdings, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 4.50%,
8.80%, 2/20/32(c) 1,075,000 1,074,667
Mallinckrodt plc,
First Lien, Second-Out Term Loan,
CME Term SOFR 1 Month + 9.50%,
14.00%, 11/14/28(c) 3,500,000 3,635,625
6,613,698
Professional Services (0.7%)
CoreLogic, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.94%, 6/02/28(c) 1,678,261 1,650,293
Creative Artists Agency LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
7.07%, 10/01/31(c) 994,994 993,362
EAB Global, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.32%, 8/16/30(c) 4,252,441 4,130,183
EmployBridge Holding Co.,
First Lien, First Out Delayed Draw Term Loan,
TBD, 1/21/30(c) 296,979 257,816
First Lien, Second Out Term Loan, B,
CME Term SOFR 1 Month + 4.75%,
9.19%, 1/18/30(c) 1,590,065 677,765
First Lien, First Out Term Loan, B,
CME Term SOFR 3 Month + 5.50%,
9.80%, 1/21/30(c) 709,222 615,697
Soliant Lower Intermediate LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.00%, 7/18/31(c) 1,970,063 1,940,512
10,265,628
Real Estate Management & Development (0.2%)
Cushman & Wakefield US Borrower LLC,
First Lien, 2025-1 Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.07%, 1/31/30(c) 2,293,749 2,290,882
Face
Amount Value
Software (13.4%)
Applied Systems, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.75%,
7.05%, 2/24/31(c) $ 3,548,108 $ 3,551,052
Azalea Topco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.57%, 4/30/31(c) 3,162,367 3,148,864
Boxer Parent Co., Inc.,
First Lien, 2031 Replacement Dollar Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.29%, 7/30/31(c) 7,774,741 7,650,422
Second Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.75%,
10.04%, 7/02/32(c) 3,100,000 2,999,250
Central Parent LLC,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.55%, 7/06/29(c) 5,549,619 4,779,609
Cloud Software Group, Inc.,
First Lien, Initial Dollar Term Loan, B,
CME Term SOFR 3 Month + 3.50%,
7.83%, 3/30/29(c) 11,005,032 10,917,487
Cloudera, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.17%, 10/09/28(c) 5,173,266 5,112,635
Clover Holdings 2 LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.29%, 12/09/31(c) 4,750,000 4,705,469
Constant Contact, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.56%, 2/10/28(c) 2,479,007 2,322,210
DS Admiral Bidco LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.25%,
8.57%, 6/26/31(c) 2,842,875 2,746,928
E2open LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.94%, 2/04/28(c) 964,042 963,348
ECI Macola/Max Holding LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
7.55%, 5/09/30(c) 8,516,645 8,530,357
Ellucian Holdings, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 3.00%,
7.32%, 10/09/29(c) 11,913,763 11,908,462
Epicor Software Corp.,
First Lien, Term Loan, E,
CME Term SOFR 1 Month + 2.75%,
7.07%, 5/30/31(c) 13,092,107 13,072,797

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
15
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
Imprivata, Inc.,
First Lien, 2024 Refinancing Term Commitment Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.79%, 12/01/27(c) $ 4,104,916 $ 4,112,038
Informatica LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.25%,
6.57%, 10/27/28(c) 6,915,979 6,922,480
Ivanti Software, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 4.25%,
8.82%, 12/01/27(c) 1,237,277 894,323
Marcel Bidco LLC,
First Lien, Term Loan, B7,
CME Term SOFR 1 Day + 3.50%,
7.84%, 11/12/30(c) 5,472,534 5,493,056
McAfee Corp.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 3.00%,
7.32%, 3/01/29(c) 5,360,154 5,129,668
Oceankey US II Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.92%, 12/15/28(c) 5,552,591 5,548,010
Open Text Corp.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 1.75%,
6.07%, 1/31/30(c) 1,453,550 1,451,813
PointClickCare Technologies, Inc.,
First Lien, 2024-1 Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.55%, 11/03/31(c) 1,122,188 1,120,790
Polaris Newco LLC,
First Lien, Dollar Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.30%, 6/02/28(c) 5,249,021 5,037,118
Project Alpha Intermediate Holding, Inc.,
First Lien, Second Amendment Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.58%, 10/28/30(c) 5,607,292 5,601,433
Project Boost Purchaser LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.31%, 7/16/31(c) 4,075,000 4,056,846
Second Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.25%,
9.55%, 7/02/32(c) 525,000 526,313
Proofpoint, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.32%, 8/31/28(c) 5,021,964 5,011,769
Quartz AcquireCo LLC,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.25%,
6.55%, 6/28/30(c) 4,932,356 4,907,694
Face
Amount Value
Quest Software US Holdings, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 4.25%,
8.69%, 2/01/29(c) $ 2,182,702 $ 1,309,621
Rackspace Technology Global, Inc.,
First Lien, 2024 Incremental Super-Priority Term Loan,
CME Term SOFR 1 Month + 6.25%,
10.69%, 5/15/28(c) 2,970,000 3,054,853
RealPage, Inc.,
First Lien, 2024-1 Incremental Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.08%, 4/24/28(c) 850,000 851,594
Starlight Parent LLC,
First Lien, Term Loan,
CME Term SOFR 12 Month + 4.00%,
8.13%, 3/12/32(c) 4,750,000 4,619,399
Symplr Software, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.50%,
8.89%, 12/22/27(c) 2,770,665 2,416,629
Thunder Generation Funding LLC,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.00%; PRIME + 2.00% + 3.00%,
7.30%, 9/26/31(c) 5,877,446 5,883,882
UKG, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.30%, 2/10/31(c) 13,200,250 13,187,116
Veritas US, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 8.00%,
4.50% PIK, 12.43%, 12/10/29(c)
(e) 1,276,262 1,281,846
Vision Solutions, Inc.,
First Lien, New Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
8.55%, 4/24/28(c) 5,927,324 5,732,018
176,559,199
Specialty Retail (3.0%)
EG Finco Ltd.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.25%,
8.56%, 2/07/28(c) 3,290,482 3,296,076
Great Outdoors Group LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
7.57%, 1/23/32(c) 5,156,370 5,151,859
Harbor Freight Tools USA, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.82%, 6/11/31(c) 5,079,500 4,961,757
LS Group OpCo Acquistion LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.50%; CME Term SOFR 3 Month +
2.50% + 2.75%,
6.81%, 4/23/31(c) 8,444,678 8,397,219

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
16
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
Park River Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.82%, 12/28/27(c) $ 6,968,959 $ 6,423,045
PetSmart LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.17%, 2/11/28(c) 2,276,410 2,245,576
RealTruck Group, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.94%, 1/31/28(c) 2,914,118 2,790,676
White Cap Supply Holdings LLC,
First Lien, Term Loan, C,
CME Term SOFR 1 Month + 3.25%,
7.57%, 10/19/29(c) 7,322,719 7,117,426
40,383,634
Technology Hardware, Storage & Peripherals (0.0%)(a)
Clover Holdings SPV III LLC,
First Lien, Margin Term Loan,
15.00%, 12/09/27(c) 421,694 431,183
Textiles, Apparel & Luxury Goods (1.0%)
ABG Intermediate Holdings 2 LLC,
First Lien, 2025 Delayed Draw Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.57%, 2/13/32(c) 1,375,000 1,361,539
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.25%,
6.57%, 12/21/28(c) 5,036,471 4,990,160
Hanesbrands, Inc.,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
7.07%, 3/08/32(c) 1,997,027 1,997,027
Varsity Brands, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.50%,
7.82%, 8/26/31(c) 4,500,000 4,419,855
12,768,581
Trading Companies & Distributors (0.2%)
Foundation Building Materials, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.59%, 1/29/31(c) 2,882,240 2,637,855
1,151,754,444
Total Fixed Income Securities
(Cost $1,350,048,018)
1,330,834,662
–
Shares Value
Short-Term Investments ( 6 .1% )
Investment Company ( 5 .8% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.27%
(See Note G)
(Cost $76,172,622)
76,172,622 $ 76,172,622
Security held as Collateral on Loaned Securities ( 0 .3% )
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.27%
(See Note G)
(Cost $4,615,580)
4,615,580 4,615,580
Total Short-Term Investments
(Cost $80,788,202)
80,788,202
Total Investments ( 106 .8% )
(Cost $ 1,431,408,395 ) including
$ 4,450,460 of Securities Loaned 1,412,306,683
Less: Unfunded Loan Commitments (-0.2%)
(cost $2,503,441) (2,461,675)
Net Investments (106.6%)
(cost $1,428,904,954)(f) 1,409,845,008
Liabilities in Excess of Other Assets (-6.6%)
(87,357,835)
Net Assets (100.0%) $1,322,487,173
(a) Amount is less than 0.05%.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) Floating or variable rate securities: The rates disclosed are as of
March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d) All or a portion of this security was on loan at March 31, 2025.
(e) Income may be paid in additional securities and/or cash at the descretion of the issuer.
(f) At March 31, 2025, the aggregate cost for federal income tax purposes is $1,428,904,954. The aggregate gross unrealized
appreciation is $2,516,977 and the aggregate gross unrealized depreciation is $21,576,923, resulting in net unrealized depreciation of $19,059,946.
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
PIK Payment-in-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
17
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Portfolio Composition*
Classification
Percentage of Total
Investments
Variable Rate Senior Loan Interests 81 .8%
Asset-Backed Securities 8 .4
Short-Term Investments 5 .4
Other** 4 .4
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31,
2025.
** Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF
18
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
At March 31, 2025, the Fund had unfunded loan commitments of $2,503,441, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower
Unfunded Loan
Commitments ($) Value ($)
Unrealized
Appriciation/
(Depriciation) ($)
Amspec Parent LLC 239,400 240,151 751
Chrysaor Bidco SARL 208,136 207,251 (885)
Citrin Cooperman Advisors LLC 183,924 183,751 (173)
CohnReznick Advisory LLC 313,275 314,850 1,575
EmployBridge Holding Co. 296,979 257,816 (39,163)
Grant Thornton Advisors LLC 176,365 175,627 (738)
Hanger, Inc. 432,749 434,113 1,365
Raven Acquisition Holdings LLC 426,257 422,044 (4,214)
Signia Aerospace LLC 226,356 226,072 (284)
$2,503,441 $2,461,675 $(41,766)

Semi-Annual Report — March 31, 2025 (unaudited)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2025
Assets:
Investments in Securities of Unaffiliated Issuers, at Value
(1)
(Cost $1,348,116,752) $ 1,329,056,806
Investment in Security of Affiliated Issuers, at Value (Cost $80,788,202) 80,788,202
Total Investments in Securities, at Value (Cost $1,428,904,954) 1,409,845,008
Cash 7,944,408
Receivable for Investments Sold 30,684,129
Interest Receivable 7,620,745
Dividends Receivable 290,520
Receivable from Securities Lending Income 175
Total Assets
1,456,384,985
Liabilities:
Net Unrealized Depreciation on Unfunded Commitments 41,766
Collateral on Securities Loaned, at Value 4,615,580
Payable for Investments Purchased 120,241,085
Payable for Management Fee 659,949
Payable for Dividends to Shareholders 8,333,441
Other Liabilities 5,991
Total Liabilities
133,897,812
Net Assets
$ 1,322,487,173
Net Assets Consist of:
Paid-in-Capital $ 1,344,445,544
Total Accumulated Loss (21,958,371)
Net Assets
$ 1,322,487,173
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 26,740,000
Net Asset Value Per Share
$ 49 .46
(1)
Including:
—
Securities on Loan, at Value: $ 4,450,460

Semi-Annual Report — March 31, 2025 (unaudited)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2025
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 46,417,040
Dividends from Security of Affiliated Issuer (Note G) 2,593,430
Total Investment Income 49,010,470
Expenses:
Management Fee (Note B) 3,579,665
Total Expenses 3,579,665
Rebate from Morgan Stanley Affiliate (Note G) (84,319)
Net Expenses 3,495,346
Net Investment Income
45,515,124
Realized Gain (Loss):
Investments Sold (507,051)
Foreign Currency Transactions 7,062
Net Realized Loss (499,989)
Change in Unrealized Appreciation (Depreciation):
Investments (15,714,541)
Unfunded Commitments (39,270)
Net Change in Unrealized Appreciation (Depreciation) (15,753,811)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
(16,253,800)
Net Increase in Net Assets Resulting from Operations $ 29,261,324

Semi-Annual Report — March 31, 2025
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2025
(unaudited)
Period from
February 6, 2024
^
to
September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 45,515,124  $ 34,140,409
Net Realized Loss (499,989) (208,352)
Net Change in Unrealized Appreciation (Depreciation) (15,753,811) (3,347,901)
Net Increase in Net Assets Resulting from Operations 29,261,324  30,584,156
Dividends and Distributions to Shareholders:
Dividends and Distributions (47,279,299) (34,524,552)
Paid-in-Capital –  (3,156,395)
Total Dividends and Distributions to Shareholders (47,279,299) (37,680,947)
Capital Share Transactions:
(1)
Subscribed 285,037,954  349,292,362
(2)
Subscribed In-Kind 8,052,243  705,219,380
Net Increase in Net Assets Resulting from Capital Share Transactions 293,090,197  1,054,511,742
Total Increase in Net Assets 275,072,222  1,047,414,951
Net Assets:
Beginning of Period 1,047,414,951  –
End of Period $ 1,322,487,173  $ 1,047,414,951
Capital Share Transactions:
Beginning of Period 20,920,000  –
Shares Subscribed 5,660,000  6,920,000
(2)
Shares Subscribed In-Kind 160,000  14,000,000
Shares Outstanding, End of Period Net Increase in 26,740,000  20,920,000
^ Commencement of Operations
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the
Financial Statements.
(2) Total consists of subscriptions for seed capital by the Adviser and other related parties of the Fund.

Semi-Annual Report — March 31, 2025
Financial Highlights
Eaton Vance Floating-Rate ETF
22
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2025
(unaudited)
Period from
February 6, 2024
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$ 50 .07 $ 50 .00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
1 .91 2 .59
Net Realized and Unrealized Loss ( 0 .56 ) ( 0 .30 )
Total from Investment Operations 1 .35 2 .29
Distributions from and/or in Excess of:
— —
Net Investment Income ( 1 .96 ) ( 1 .98 )
Paid-in-Capital — ( 0 .24 )
Total Distributions ( 1 .96 ) ( 2 .22 )
Net Asset Value, End of Period
$ 49 .46 $ 50 .07
Total Return
(3)
2 .70%
(4)
4 .64%
(4)
Ratios to Average Net Assets and Supplemental Data:
$1,322,487 $1,047,415
Net Assets, End of Period (Thousands) $ 1,322,487 $ 1,047,415
Ratio of Expenses
(5)
0 .59%
(6)
0 .55%
(6)
Ratio of Net Investment Income
(5)
7 .63%
(6)
7 .90%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .01%
(6)
0 .05%
(6)
Portfolio Turnover Rate 47%
(4)
32%
(4) (7)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) In-kind transactions are not included in portfolio turnover calculations.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Eaton
Vance Floating-Rate ETF (the “Fund”), which seeks to provide a high level of current income. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the rele-
vant exchanges. If only bid prices are available then the
latest bid price may be used. Listed equity securities not
traded on the valuation date with no reported bid and
asked prices available on the exchange are valued at the
mean between the current bid and asked prices obtained
from one or more reputable brokers/dealers. In cases
where a security is traded on more than one exchange,
the security is valued on the exchange designated as the
primary market; (2) all other equity portfolio securities
for which over-the-counter (“OTC”) market quotations
are readily available are valued at the latest reported
sales price (or at the market official closing price if such market reports an official closing price), and if there was
no trading in the security on a given day and if there is
no official closing price from relevant markets for that
day, the security is valued at the mean between the last
reported bid and asked prices if such bid and asked prices
are available on the relevant markets. An unlisted equity
security that does not trade on the valuation date and for
which bid and asked prices from the relevant markets are
unavailable is valued at the mean between the current
bid and asked prices obtained from one or more repu-
table brokers/dealers; (3) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or the pricing service/vendor or exchange is
unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (4) when market quo-
tations are not readily available, as defined by Rule 2a-5
under the Act, including circumstances under which the
Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under the
general supervision of the Trustees; (5) senior loans are
valued using a price provided by an approved valuation
vendor and if a valuation is not available from any of the
approved valuation vendors, then a quote from the bro-
ker/dealer will be used; and (6) investments in mutual
funds, including the Morgan Stanley Institutional Liquid-
ity Funds, are valued at the net asset value (“NAV”) as of
the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2025:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Foreign Currency Translation and Foreign Invest-
ments:
The books and records of the Fund are main-
tained in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars as follows:
investments, other assets and liabilities at the prevail-
ing rate of exchange on the valuation date;
investment transactions and investment income at
the prevailing rates of exchange on the dates of such
transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates and market values at the close of
the period, the Fund does not isolate that portion of the
results of operations arising as a result of changes in the
foreign exchange rates from the fluctuations arising from
changes in the market prices of securities held at period
end. Similarly, the Fund does not isolate the effect of
changes in foreign exchange rates from the fluctuations
arising from changes in the market prices of securities
sold during the period. Accordingly, realized and unre-
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$ — $ 684 $ — $ 684
— — — —
Fixed Income Securities
Asset-Backed
Securities — 117,154 — 117,154
Corporate Bonds — 61,926 — 61,926
Variable Rate
Senior Loan
Interests (Less
Unfunded Loan
Commitments) — 1,149,293 — 1,149,293
— — — —
Total Fixed Income
Securities — 1,328,373 — 1,328,373
Short-Term Investments
Investment Company 80,788 — — 80,788
Total Assets $80,788 $1,329,057 $— $1,409,845

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
alized foreign currency gains (losses) on investments in
securities are included in the reported net realized and
unrealized gains (losses) on investment transactions and
balances. However, pursuant to U.S. federal income tax
regulations, gains and losses from certain foreign currency
transactions and the foreign currency portion of gains
and losses realized on sales and maturities of foreign de-
nominated debt securities are treated as ordinary income
for U.S. federal income tax purposes.
Net realized gains (losses) on foreign currency transac-
tions represent net foreign exchange gains (losses) from
foreign currency forward exchange contracts, disposition
of foreign currencies, currency gains (losses) realized be-
tween the trade and settlement dates on securities transac-
tions, and the difference between the amount of invest-
ment income and foreign withholding taxes recorded on
the Fund’s books and the U.S. dollar equivalent amounts
actually received or paid. The change in unrealized cur-
rency gains (losses) on foreign currency translation for the period is reflected in the Statement of Operations.
4. Securities Lending:
The Fund lends securities to qual-
ified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair
value of the securities loaned that might occur and any
interest earned or dividends declared on those securities
during the term of the loan would remain in the Fund.
The Fund would receive cash or securities as collateral in
an amount equal to or exceeding 100% of the current fair
value of the loaned securities. The collateral is marked-
to-market daily by JPMorgan Chase Bank N.A. (“JP-
Morgan”), the securities lending agent, to ensure that a
minimum of 100% collateral coverage is maintained.
Based on pre-established guidelines, the securities lending
agent invests any cash collateral that is received in an
affiliated money market portfolio. Securities lending
income is generated from the earnings on the invested
collateral and borrowing fees, less any rebates owed to the
borrowers and compensation to the lending agent, and is
recorded as “Income from Securities Loaned — Net” in
the Fund’s Statement of Operations. Risks in securities
lending transactions are that a borrower may not provide
additional collateral when required or return the securities when due, and that the value of the short-term invest-
ments will be less than the amount of cash collateral plus
any rebate that is required to be returned to the borrower.
The Fund has the right under the securities lending
agreement to recover the securities from the borrower on
demand.
The following table presents financial instruments that are
subject to enforceable netting arrangements as of March
31, 2025:
FASB ASC 860, "Transfers & Servicing: Repur-
chase-to-Maturity Transactions, Repurchase Financings,
and Disclosures", is intended to provide increased trans-
parency about the types of collateral pledged in securities
lending transactions and other similar transactions that
are accounted for as secured borrowings.
The following table displays a breakdown of transactions
accounted for as secured borrowings, the gross obligations
by class of collateral pledged and the remaining contrac-
tual maturity of those transactions as of March 31, 2025:
Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset
Amount
Presented in the
Statement of
Assets and
Liabilities
(000)
Financial
Instrument
(000)
Collateral
Received
(000)
Net Amount
(not less
than $0)
(000)
$4,450(a) $– $4,450(b)(c) $–
(a) Represents market value of loaned securities at period end.
(b) The Fund received cash collateral of $4,615,580, which was subsequently invested in the Morgan Stanley Institutional Liquidity
Fund as reported in the Portfolio of Investments. In addition, the
Fund received non-cash collateral of $100,690 in the form of U.S.
Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(c) The actual collateral received is greater than the amount shown here due to overcollateralization.
Remaining Contractual Maturity of the Agreements
Overnight
and
Continuous
(000)
<30 days
(000)
Between
30 &
90 days
(000)
>90 Days
(000)
Total
(000)
Securities
Lending
Transactions
Common Stocks $4,616 $— $— $— $4,616
Total Borrowings $4,616 $— $— $— $4,616
Gross amount
of recognized
liabilities for
securities
lending
transactions $4,616

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
5. Senior Loans:
 Senior Loans are typically structured by
a syndicate of lenders (“Lenders”), one or more of which
administers the Senior Loan on behalf of the Lenders
(“Agent”). Lenders may sell interests in Senior Loans
to third parties (“Participations”) or may assign all or a
portion of their interest in a Senior Loan to third parties
(“Assignments”). Senior Loans are exempt from registra-
tion under the Securities Act of 1933. Presently, Senior
Loans are not readily marketable and are often subject to
restrictions on resale.
6. Unfunded Loan Commitments:
 The Fund may enter
into certain loan agreements all or a portion of which
may be unfunded. The Portfolio is obligated to fund these
commitments at the borrower’s discretion. These com-
mitments are disclosed in the accompanying Portfolio of
Investments. At March 31, 2025, the Fund had sufficient
cash and/or securities to cover these commitments.
7. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
8. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
9. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
10. Segment Reporting:
During the reporting period, the
Fund adopted FASB Accounting Standards Update No.
2023-07, Segment Reporting (Topic 280): Improvements
to Reportable Segment Disclosures, (ASU 2023-07), which
requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single report-
able segment, an investment company whose investment
objective is included at the beginning of the Notes to the
Financial Statements. In connection with the adoption
of ASU 2023-07, the Fund’s President acts as the Fund’s
Chief Operating Decision Maker ("CODM"), who is
responsible for assessing the performance of the Fund’s
single segment and deciding how to allocate the segment’s
resources. To perform this function, the CODM reviews
the information in the Fund’s financial statements.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.60% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 20,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of period end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
 For the six months ended March 31, 2025, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term invest-
ments and In-Kind transactions were $832,159,112 and
$563,675,229, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months
ended March 31, 2025. There were no purchases and sales re-
lated to In-Kind transactions for the six months ended March
31, 2025.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management invest-
ment company managed by the Adviser, both directly and as
a portion of the securities held as collateral on loaned secu-
rities. Management fees paid by the Fund are reduced by an
amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, management fees paid
were reduced by $84,319 relating to the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended March 31, 2025 is as follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
Affiliated
Investment
Company
Value
September
30,
2024
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity Fund $ 194,653 $ 259,982 $ 373,847 $ 2,593
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2025
(000)
Liquidity Fund $ – $ – $ 80,788

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2024 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2024 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the year ended
September 30, 2024.
At September 30, 2024, the Fund had no distributable earn-
ings on a tax basis.
At September 30, 2024, the Fund had available for fed-
eral income tax purposes unused short-term capital losses
of $566,437 that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Credit Facility:
The Fund participated in a $100,000,000
committed revolving line of credit (the “Facility”) with JP-
Morgan. This Facility is to be used for temporary emergency
purposes or funding of shareholder redemption requests. The
interest rate for any funds drawn will be based on the secured overnight financing rate, federal funds rate or the overnight bank funding rate plus a spread. The Facility also has a com-
mitment fee of 0.25% per annum based on the unused portion
of the Facility. During the six months ended March 31, 2025, the Fund did not have any borrowings under the Facility.
J. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, com-
panies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events
adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may un-
derperform or otherwise be adversely affected due to inflation
(or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global de-
mand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events, such as ter-
rorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the
U.S. and global financial markets. The occurrence of such
events may be sudden and unexpected, and it is difficult to pre-
dict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the
Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial per-
formance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments
of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
2024
Distributions
Paid From:
Ordinary Paid-In
Income Capital
$34,524,552 $3,156,395

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/
or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to
the intraday value of the Fund’s holdings. You may pay signifi-
cantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges
imposed by brokers as determined by that broker. Brokerage
commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants
that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading vol-
ume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transactions Risk:
The Fund may
experience adverse effects when certain shareholders, or share-
holders collectively, purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser, or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may
invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achiev-
ing a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the
size of the Fund would be maintained at such levels or that the
Fund would continue to meet applicable listing requirements.
Such larger than normal redemptions may cause the Fund to
sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity.
Similarly, large Fund share purchases may adversely affect the
Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may
also result in gains for the Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, lead-
ing to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain
circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material
upward or downward effect on the market price of the shares.

EVLN-NCSR 3.31.25
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Eaton Vance High Income
Municipal ETF
NASDAQ: EVYM
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2025 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Items 6 and 7 of Form N-CSR:
Portfolio of Investments
...................................................................................
2
Statement of Assets and Liabilities
........................................................................
5
Statement of Operations
..................................................................................
6
Statement of Changes in Net Assets
......................................................................
7
Financial Highlights
.......................................................................................
8
Notes to Financial Statements
.............................................................................
9
Item 11 of Form N-CSR:
Investment Advisory Agreement Approval
..................................................................
14
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments
Eaton Vance High Income Municipal ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (80.8%)
Municipal Bonds ( 80 .8% )
Alabama ( 1 .9% )
Mobile County Industrial Development Authority,
AM/NS Calvert LLC
Series 2024 A (AMT)
5.00%, 6/1/54 $ 400,000 $ 395,898
Arizona ( 0 .9% )
Arizona Industrial Development Authority,
Somerset Academy of Las Vegas
Series 2021 A
3.00%, 12/15/31(a) 210,000 192,707
Arkansas ( 2 .3% )
City of Hot Springs AR,
Wastewater
Series 2025 B
4.38%, 12/1/50 500,000 478,948
California ( 6 .7% )
California Infrastructure & Economic Development Bank,
Desertxpress Enterprises LLC
Series 2025 A (AMT)
9.50%, 1/1/65(a)(b) 500,000 500,005
California Public Finance Authority,
Kendal at Sonoma Obligated Group
Series 2021 A
5.00%, 11/15/56(a) 410,000 375,111
City of Los Angeles CA,
Department of Airports
Series 2025 A (AMT)
5.25%, 5/15/45 500,000 523,170
1,398,286
Connecticut ( 4 .0% )
City of West Haven CT,
Series 2025
4.38%, 3/15/45 300,000 293,182
Stamford Housing Authority,
TJH Senior Living LLC Obligated Group
Series 2025 A
6.25%, 10/1/60 530,000 533,951
827,133
District of Columbia ( 3 .5% )
District of Columbia,
International School Obligated Group
Series 2019
5.00%, 7/1/49 745,000 735,880
Florida ( 2 .3% )
Capital Trust Authority,
St Johns Classical Academy, Inc.
Series 2025 A
5.13%, 6/15/50(a) 500,000 481,997
Illinois ( 4 .3% )
Chicago Board of Education,
Series 2022 A
5.00%, 12/1/47 500,000 476,996
Face
Amount Value
City of Chicago IL,
Series 2024 A
5.25%, 1/1/45 $ 400,000 $ 410,059
887,055
Indiana ( 3 .6% )
City of Valparaiso IN,
Pratt Paper LLC Project
Series 2024 (AMT)
5.00%, 1/1/54(a) 750,000 745,140
Iowa ( 4 .6% )
Iowa Finance Authority,
Lifespace Communities, Inc. Obligated Group
Series 2024 A
5.13%, 5/15/59 500,000 485,837
Iowa Higher Education Loan Authority,
Series 2025
5.00%, 10/1/45 500,000 475,425
961,262
Kansas ( 2 .4% )
Chisholm Creek Utility Authority,
Series 2025
4.00%, 9/1/45 530,000 490,863
Missouri ( 2 .3% )
St. Louis County Industrial Development Authority,
Friendship Village St. Louis Obligated Group
Series 2017
5.00%, 9/1/48 500,000 488,072
New Hampshire ( 2 .3% )
New Hampshire Business Finance Authority,
Series 2025 A-2
4.17%, 1/20/41(b) 500,000 471,091
New York ( 2 .0% )
New York Transportation Development Corp.,
JFK NTO LLC
Series 2024 (AMT)
5.50%, 6/30/60 400,000 413,208
Ohio ( 6 .3% )
Dayton-Montgomery County Port Authority,
Dayton Regional STEM Schools, Inc.
Series 2024
5.00%, 12/1/60 400,000 387,991
Jefferson County Port Authority,
JSW Steel USA Ohio, Inc.
Series 2021 (AMT)
3.50%, 12/1/51(a) 500,000 384,454
Ohio Housing Finance Agency,
Havens Edge Apartments LLC
Series 2025 A
5.70%, 8/1/43(a) 500,000 517,725
1,290,170
Puerto Rico ( 1 .8% )
Puerto Rico Sales Tax Financing Corp.,
Sales Tax
Series A-1
0.00%, 7/1/51 1,532,000 371,979

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance High Income Municipal ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (80.8%) (cont’d)
South Carolina ( 2 .1% )
Beaufort-Jasper Water & Sewer Authority,
Series 2025 A
4.00%, 3/1/47 $ 460,000 $ 431,843
Texas ( 13 .1% )
City of Houston TX,
United Airlines, Inc.
Series 2024 B (AMT)
5.50%, 7/15/37 500,000 525,561
County of Denton TX,
Green Meadows Public Improvement District Improvement Area No. 1
Project
Series 2025
5.63%, 12/31/55(a) 500,000 493,460
New Hope Cultural Education Facilities Finance Corp.,
Bella Vida Forefront Living Obligated Group
Series 2025 A
5.50%, 10/1/35 755,000 759,456
Westminster Manor
Series 2025
5.00%, 11/1/60 500,000 494,634
San Antonio Education Facilities Corp.,
University of the Incarnate Word
Series 2025
5.00%, 10/1/50 500,000 465,893
2,739,004
Vermont ( 2 .4% )
Vermont Economic Development Authority,
Casella Waste Systems, Inc.
Series 2022 A-2 (AMT)
4.38%, 6/1/52(a)(b) 500,000 501,558
Washington ( 2 .3% )
Washington State Housing Finance Commission,
Evergreen School (The)
Series 2025
4.50%, 7/1/55 500,000 469,703
West Virginia ( 3 .7% )
West Virginia Economic Development Authority,
Core Natural Resources, Inc.
Series 2025 (AMT)
5.45%, 1/1/55(a)(b) 750,000 768,257
Wisconsin ( 6 .0% )
Public Finance Authority,
KSU Bixby Real Estate Foundation LLC
Series 2025 C
5.75%, 6/15/55 500,000 507,076
Triad Educational Services, Inc.
Series 2025
5.25%, 6/15/45 750,000 748,147
Total Fixed Income Securities
(Cost $16,960,063)
16,795,277
–
Shares Value
Short-Term Investments ( 29 .9% )
Investment Company ( 14 .2% )
BlackRock Liquidity Funds - MuniCash
- Institutional Shares  2.87%
(Cost $2,951,327)
2,951,032 $ 2,951,327
Face
Amount
Municipal Bonds ( 15 .7% )
Arizona ( 2 .4% )
Industrial Development Authority of the City of Phoenix Arizona (The),
Mayo Clinic Arizona
Series 2014 B
3.50%, 11/15/52(b) $ 500,000 500,000
Georgia ( 3 .6% )
Development Authority of Burke County (The),
Georgia Power Co.
Series 2009-1
3.70%, 7/1/49(b) 750,000 750,000
Maryland ( 2 .4% )
Maryland Health & Higher Educational Facilities Authority,
University of Maryland Medical System Obligated Group
Series 2008 D
3.55%, 7/1/41(b) 500,000 500,000
New York ( 7 .3% )
Metropolitan Transportation Authority,
Series 2015 E-1
3.60%, 11/15/50(b) 500,000 500,000
New York City Municipal Water Finance Authority,
Water & Sewer System
Series 2022 DD
3.65%, 6/15/33(b) 410,000 410,000
Triborough Bridge & Tunnel Authority,
Series 2003 B-2
3.55%, 1/1/33(b) 600,000 600,000
1,510,000
Total Municipal Bonds
(Cost $3,260,000)
3,260,000
Total Short-Term Investments
(Cost $6,211,327)
6,211,327
Total Investments ( 110 .7% )
( Cost $ 23,171,390 ) (c) 23,006,604
Liabilities in Excess of Other Assets (-10.7%)
(2,214,691)
Net Assets (100.0%) $20,791,913
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance High Income Municipal ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
(c) At March 31, 2025, the aggregate cost for federal income tax purposes is $23,171,390. The aggregate gross unrealized
appreciation is $67,981 and the aggregate gross unrealized
depreciation is $232,767, resulting in net unrealized depreciation of
$164,786.
AMT Alternative Minimum Tax
Summary of Investments by State
Classification
Percentage of Total
Investments
Other* 62 .6%
Texas 11 .9
New York 8 .4
California 6 .0
Ohio 5 .6
Wisconsin 5 .5
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2025 (unaudited)
Eaton Vance High Income Municipal ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2025
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $23,171,390) $ 23,006,604
Interest Receivable 119,436
Total Assets
23,126,040
Liabilities:
Payable for Investments Purchased 2,282,581
Payable for Management Fee 4,845
Payable for Dividends to Shareholders 46,701
Total Liabilities
2,334,127
Net Assets
$ 20,791,913
Net Assets Consist of:
Paid-in-Capital $ 20,954,866
Total Accumulated Loss (162,953)
Net Assets
$ 20,791,913
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 420,001
Net Asset Value Per Share
$ 49 .50
—

Semi-Annual Report — March 31, 2025 (unaudited)
Eaton Vance High Income Municipal ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
February 25, 2025
^
to
March 31, 2025
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 52,839
Total Investment Income 52,839
Expenses:
Management Fee (Note B) 5,176
Total Expenses 5,176
Net Investment Income
47,663
Realized Gain (Loss):
Investments Sold 872
Net Realized Gain 872
Change in Unrealized Appreciation (Depreciation):
Investments (164,786)
Net Change in Unrealized Appreciation (Depreciation) (164,786)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
(163,914)
Net Decrease in Net Assets Resulting from Operations $ (116,251)
^ Commencement of Operations.

Semi-Annual Report — March 31, 2025
Eaton Vance High Income Municipal ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
February 25, 2025
^
to
March 31, 2025
(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 47,663
Net Realized Gain 872
Net Change in Unrealized Appreciation (Depreciation) (164,786)
Net Decrease in Net Assets Resulting from Operations (116,251)
Dividends and Distributions to Shareholders:
Dividends and Distributions (46,702)
Total Dividends and Distributions to Shareholders (46,702)
Capital Share Transactions:
(1)
Subscribed 20,954,866
Net Increase in Net Assets Resulting from Capital Share Transactions 20,954,866
Total Increase in Net Assets 20,791,913
Net Assets:
Beginning of Period –
End of Period $ 20,791,913
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 420,001
Shares Outstanding, End of Period
(2)
Net Increase in
(2)
420,001
^ Commencement of Operations
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the
Financial Statements.
(2) At March 31, 2025, Morgan Stanley Investment Management Inc. held approximately 94.8% of the outstanding shares of the Fund.

Semi-Annual Report — March 31, 2025
Financial Highlights
Eaton Vance High Income Municipal ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
February 25, 2025
(1)
to
March 31, 2025
(unaudited)
Net Asset Value, Beginning of Period
$50.00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
0.17
Net Realized and Unrealized Loss (0.56)
Total from Investment Operations (0.39)
Distributions from and/or in Excess of:
—
Net Investment Income (0.11)
Net Asset Value, End of Period
$49.50
Total Return
(3)
(0.78)%
(4)
Ratios to Average Net Assets and Supplemental Data:
$20,792
Net Assets, End of Period (Thousands) $20,792
Ratio of Expenses 0.39%
(5)
Ratio of Net Investment Income 3.52%
(5)
Portfolio Turnover Rate 0%
(4)(6)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) Amount is less than 0.005%.

9
Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Eaton
Vance High Income Municipal ETF (the “Fund”), which seeks
to provide high current income exempt from regular federal
income tax. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or is unable to provide a price, prices from bro-
kers/dealers may also be utilized. In these circumstances,
the value of the security will be the mean of bid and
asked prices obtained from reputable brokers/dealers; (2)
when market quotations are not readily available, as de-
fined by Rule 2a-5 under the Act, including circumstanc-
es under which the Adviser determines that the closing
price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s mar-
ket value, portfolio securities are valued at their fair value as determined in good faith under procedures established
by and under the general supervision of the Trustees; and
(3) investments in mutual funds, are valued at the net
asset value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
10
Morgan Stanley ETF Trust
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2025:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
6. Segment Reporting:
During the reporting period, the
Fund adopted FASB Accounting Standards Update No.
2023-07, Segment Reporting (Topic 280): Improvements
to Reportable Segment Disclosures, (ASU 2023-07), which
requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single report-
able segment, an investment company whose investment
objective is included at the beginning of the Notes to the
Financial Statements. In connection with the adoption
of ASU 2023-07, the Fund’s President acts as the Fund’s
Chief Operating Decision Maker ("CODM"), who is
responsible for assessing the performance of the Fund’s
single segment and deciding how to allocate the segment’s
resources. To perform this function, the CODM reviews
the information in the Fund’s financial statements.
B. Management Fees
: The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.39% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan
: The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan,
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Municipal Bonds $ — $ 16,796 $ — $ 16,796
— — — —
Short-Term Investments
Investment Company 2,951 — — 2,951
Municipal Bonds — 3,260 — 3,260
Total Short-Term
Investments 2,951 3,260 — 6,211
Total Assets $2,951 $20,056 $— $23,007

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
11
Morgan Stanley ETF Trust
the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent
: The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. (“JPMorgan”).
E. Custodian and Administrator
: JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares
: The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 20,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund’s Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the Nasdaq Stock Market (“NASDAQ”)
and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The
investor's transaction will be priced at NAV if the investor pur-
chases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of period end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statement of Changes in Net Assets.
G. Security Transactions and Transactions with Affili-
ates
:  For the period ended March 31, 2025 , purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments
and In-Kind transactions were $ 20,256,303 and $ 39,343 ,
respectively.  There were no purchases and sales of long-term
U.S. Government securities for the
period ended
March 31,
2025. There were no purchases and sales related to In-Kind
transactions for the
period ended
March 31, 2025.
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states.
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect the U.S. and global

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
12
Morgan Stanley ETF Trust
markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, com-
panies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events
adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may un-
derperform or otherwise be adversely affected due to inflation
(or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global de-
mand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events, such as ter-
rorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the
U.S. and global financial markets. The occurrence of such
events may be sudden and unexpected, and it is difficult to pre-
dict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the
Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial per-
formance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments
of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/
or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to
the intraday value of the Fund’s holdings. You may pay signifi-
cantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges
imposed by brokers as determined by that broker. Brokerage
commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants
that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading vol-
ume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders, or share-
holders collectively, purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser, or an affiliate of the Adviser, an authorized participant, a lead

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
13
Morgan Stanley ETF Trust
market maker, or another entity (i.e., a seed investor) may
invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achiev-
ing a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the
size of the Fund would be maintained at such levels or that the
Fund would continue to meet applicable listing requirements.
Such larger than normal redemptions may cause the Fund to
sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity.
Similarly, large Fund share purchases may adversely affect the
Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may
also result in gains for the Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, lead-
ing to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain
circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NASDAQ and may, therefore, have a material up-
ward or downward effect on the market price of the shares.

14
Semi-Annual Report — March 31, 2025 (unaudited)
Investment Advisory Agreement Approval
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust – Eaton Vance High Income Municipal ETF
The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services to be pro-
vided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio manage-
ment, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services to be provided by the Adviser under the Management Agreement, including operations, com-
pliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.
The Board reviewed the unitary management fee (the “management fee rate”) proposed to be paid by the Fund under the Manage-
ment Agreement, pursuant to which the Adviser would pay substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board considered the benefits of a unitary fee structure and considered the management fee rate relative to compa-
rable funds advised by the Adviser or its affiliates, when applicable, and compared to peers as determined by the Adviser. The Board reviewed the anticipated total expense ratio of the Fund, which, due to the unitary management fee structure, was equal to the proposed management fee rate. The Board also considered that the fees charged by the Fund’s other service providers would be paid by the Adviser under the unitary management fee structure. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.
Economies of Scale
The Board considered the growth prospects of the Fund and the proposed unitary management fee schedule, which does not in-
clude breakpoints. The Board considered that the unitary management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered that the unitary management fee struc-
ture inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the unitary management fee rate paid by the Fund in the future even if economies of scale were achieved. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Semi-Annual Report — March 31, 2025 (unaudited)
Investment Advisory Agreement Approval (cont’d)
15
Morgan Stanley ETF Trust
Profitability of the Adviser and Affiliates
Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. Since the Fund had not begun oper-
ations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be consid-
ered at the present time.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the compe-
tence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Ad-
viser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management
Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

 EVYM-NCSR 3.31.25
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Eaton Vance High Yield
ETF
NYSE Arca: EVHY
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2025 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Items 6 and 7 of Form N-CSR:
Portfolio of Investments
...................................................................................
2
Statement of Assets and Liabilities
........................................................................
8
Statement of Operations
..................................................................................
9
Statements of Changes in Net Assets
.....................................................................
10
Financial Highlights
.......................................................................................
11
Notes to Financial Statements
.............................................................................
12
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments
Eaton Vance High Yield ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (97.8%)
Corporate Bonds ( 97 .8% )
Aerospace & Defense (3.0%)
Axon Enterprise, Inc.
6.13%, 3/15/30(a) $ 20,000 $ 20,234
6.25%, 3/15/33(a) 15,000 15,192
Bombardier, Inc.
7.00%, 6/1/32(a) 30,000 29,908
7.25%, 7/1/31(a)(b) 30,000 30,139
7.88%, 4/15/27(a) 62,000 62,274
8.75%, 11/15/30(a) 40,000 42,222
Moog, Inc.
4.25%, 12/15/27(a) 111,000 107,038
TransDigm, Inc.
4.63%, 1/15/29 52,000 49,411
5.50%, 11/15/27 142,000 140,491
6.38%, 3/1/29(a) 25,000 25,286
6.63%, 3/1/32(a) 40,000 40,560
6.75%, 8/15/28(a) 68,000 69,078
631,833
Air Freight & Logistics (0.1%)
Stonepeak Nile Parent LLC
7.25%, 3/15/32(a) 28,000 28,565
Automobile Components (1.2%)
Clarios Global LP
6.75%, 2/15/30(a)(b) 30,000 30,312
8.50%, 5/15/27(a) 100,000 100,211
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/29 56,000 52,004
5.25%, 7/15/31 28,000 25,362
Patrick Industries, Inc.
6.38%, 11/1/32(a) 40,000 38,820
246,709
Automobiles (0.8%)
Ford Motor Co.
6.10%, 8/19/32 175,000 171,661
Broadline Retail (0.6%)
Match Group Holdings II LLC
3.63%, 10/1/31(a) 139,000 119,922
Building Products (4.4%)
Builders FirstSource, Inc.
4.25%, 2/1/32(a) 208,000 186,234
5.00%, 3/1/30(a) 51,000 48,788
CP Atlas Buyer, Inc.
7.00%, 12/1/28(a) 21,000 16,627
EMRLD Borrower LP
6.63%, 12/15/30(a) 131,000 131,222
Masterbrand, Inc.
7.00%, 7/15/32(a) 87,000 86,939
Quikrete Holdings, Inc.
6.38%, 3/1/32(a) 80,000 80,573
6.75%, 3/1/33(a) 86,000 85,687
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(a) 117,000 113,644
Standard Industries, Inc.
3.38%, 1/15/31(a) 25,000 21,757
Face
Amount Value
4.38%, 7/15/30(a) $ 163,000 $ 150,534
922,005
Capital Markets (3.2%)
CI Financial Corp.
4.10%, 6/15/51 50,000 35,972
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(a) 121,000 114,244
Focus Financial Partners LLC
6.75%, 9/15/31(a) 81,000 79,958
HAT Holdings I LLC
3.38%, 6/15/26(a) 185,000 179,567
Jane Street Group
4.50%, 11/15/29(a) 93,000 87,908
6.13%, 11/1/32(a) 59,000 58,096
MSCI, Inc.
3.88%, 2/15/31(a) 128,000 119,119
674,864
Chemicals (1.6%)
Avient Corp.
6.25%, 11/1/31(a) 35,000 34,701
7.13%, 8/1/30(a) 122,000 124,539
Celanese US Holdings LLC
6.95%, 11/15/33(b)(c) 77,000 80,539
WR Grace Holdings LLC
4.88%, 6/15/27(a) 91,000 88,002
327,781
Commercial Services & Supplies (3.3%)
Allied Universal Holdco LLC
7.88%, 2/15/31(a) 65,000 65,882
Clean Harbors, Inc.
4.88%, 7/15/27(a) 117,000 115,444
6.38%, 2/1/31(a) 15,000 15,176
GFL Environmental, Inc.
3.50%, 9/1/28(a) 112,000 105,943
4.75%, 6/15/29(a) 138,000 132,917
Reworld Holding Corp.
4.88%, 12/1/29(a) 103,000 95,906
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26(a) 138,000 136,942
Wrangler Holdco Corp.
6.63%, 4/1/32(a) 25,000 25,479
693,689
Construction & Engineering (0.5%)
Arcosa, Inc.
6.88%, 8/15/32(a) 42,000 42,615
Artera Services LLC
8.50%, 2/15/31(a) 60,000 56,049
98,664
Consumer Finance (1.5%)
Ford Motor Credit Co. LLC
4.13%, 8/17/27 220,000 212,589
Macquarie Airfinance Holdings Ltd.
6.40%, 3/26/29(a) 15,000 15,522
6.50%, 3/26/31(a) 18,000 18,760

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (97.8%) (cont’d)
8.13%, 3/30/29(a) $ 59,000 $ 61,962
308,833
Consumer Staples Distribution & Retail (2.1%)
Albertsons Cos., Inc.
4.88%, 2/15/30(a) 117,000 111,917
5.88%, 2/15/28(a) 47,000 47,029
Performance Food Group, Inc.
4.25%, 8/1/29(a) 155,000 145,139
6.13%, 9/15/32(a) 40,000 39,808
US Foods, Inc.
4.75%, 2/15/29(a) 103,000 99,401
443,294
Containers & Packaging (1.8%)
Ball Corp.
6.88%, 3/15/28 109,000 111,546
Berry Global, Inc.
5.63%, 7/15/27(a) 68,000 67,986
Clydesdale Acquisition Holdings, Inc.
6.75%, 4/15/32(a) 60,000 60,464
8.75%, 4/15/30(a) 50,000 50,742
Owens-Brockway Glass Container, Inc.
7.25%, 5/15/31(a) 75,000 73,312
364,050
Distributors (1.3%)
RB Global Holdings, Inc.
6.75%, 3/15/28(a) 66,000 67,488
7.75%, 3/15/31(a) 66,000 69,154
Windsor Holdings III LLC
8.50%, 6/15/30(a) 121,000 125,009
261,651
Diversified Consumer Services (0.5%)
Wand NewCo 3, Inc.
7.63%, 1/30/32(a) 100,000 102,428
Diversified REITs (0.2%)
VICI Properties LP
3.75%, 2/15/27(a) 15,000 14,686
5.75%, 2/1/27(a) 26,000 26,384
41,070
Diversified Telecommunication Services (3.1%)
CCO Holdings LLC
4.25%, 2/1/31(a) 13,000 11,531
4.50%, 8/15/30(a) 257,000 234,173
4.75%, 3/1/30 - 2/1/32(a) 100,000 92,170
6.38%, 9/1/29(a) 112,000 111,753
Virgin Media Finance plc
5.00%, 7/15/30(a)(b) 220,000 188,956
638,583
Electric Utilities (3.9%)
Alpha Generation LLC
6.75%, 10/15/32(a) 115,000 115,163
NRG Energy, Inc.
3.63%, 2/15/31(a) 70,000 62,048
3.88%, 2/15/32(a) 56,000 49,156
Face
Amount Value
6.00%, 2/1/33(a) $ 50,000 $ 48,694
6.25%, 11/1/34(a) 30,000 29,559
10.25%, 3/15/28(a)(d)(e) 78,000 86,118
Pattern Energy Operations LP
4.50%, 8/15/28(a) 69,000 64,267
Vistra Operations Co. LLC
5.00%, 7/31/27(a) 136,000 134,014
6.88%, 4/15/32(a) 55,000 56,105
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/27(a) 115,000 107,268
8.38%, 1/15/31(a) 30,000 29,527
8.63%, 3/15/33(a)(b) 30,000 29,213
811,132
Electronic Equipment, Instruments & Components (0.8%)
Coherent Corp.
5.00%, 12/15/29(a) 44,000 42,013
Insight Enterprises, Inc.
6.63%, 5/15/32(a) 51,000 51,458
Sensata Technologies, Inc.
3.75%, 2/15/31(a) 81,000 70,830
164,301
Energy Equipment & Services (0.6%)
Transocean, Inc.
8.75%, 2/15/30(a) 52,800 54,871
Weatherford International Ltd.
8.63%, 4/30/30(a) 77,000 78,237
133,108
Entertainment (1.1%)
Cinemark USA, Inc.
5.25%, 7/15/28(a) 98,000 95,187
7.00%, 8/1/32(a) 40,000 40,416
Playtika Holding Corp.
4.25%, 3/15/29(a) 94,000 82,878
218,481
Financial Services (0.8%)
Rocket Mortgage LLC
2.88%, 10/15/26(a) 32,000 30,693
3.63%, 3/1/29(a) 100,000 92,300
Shift4 Payments LLC
6.75%, 8/15/32(a) 42,000 42,367
165,360
Food Products (1.8%)
Darling Ingredients, Inc.
6.00%, 6/15/30(a) 140,000 139,273
Pilgrim's Pride Corp.
3.50%, 3/1/32 130,000 114,434
6.88%, 5/15/34 30,000 32,353
Post Holdings, Inc.
6.25%, 2/15/32(a) 45,000 45,320
Viking Baked Goods Acquisition Corp.
8.63%, 11/1/31(a) 56,000 52,034
383,414

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (97.8%) (cont’d)
Gas Utilities (1.0%)
Ferrellgas LP
5.88%, 4/1/29(a) $ 120,000 $ 108,760
Superior Plus LP
4.50%, 3/15/29(a) 103,000 95,199
203,959
Ground Transportation (0.4%)
EquipmentShare.com, Inc.
8.63%, 5/15/32(a) 31,000 31,993
NESCO Holdings II, Inc.
5.50%, 4/15/29(a) 15,000 13,865
Watco Cos. LLC
7.13%, 8/1/32(a) 45,000 45,293
91,151
Health Care Equipment & Supplies (1.7%)
Avantor Funding, Inc.
4.63%, 7/15/28(a) 121,000 116,735
Medline Borrower LP
5.25%, 10/1/29(a) 253,000 242,945
359,680
Health Care Providers & Services (6.4%)
Concentra Escrow Issuer Corp.
6.88%, 7/15/32(a)(b) 62,000 63,163
Encompass Health Corp.
4.75%, 2/1/30 67,000 64,506
HCA, Inc.
5.63%, 9/1/28 109,000 111,513
HealthEquity, Inc.
4.50%, 10/1/29(a) 125,000 117,330
Heartland Dental LLC
10.50%, 4/30/28(a) 138,000 145,165
LifePoint Health, Inc.
9.88%, 8/15/30(a) 56,000 59,156
Molina Healthcare, Inc.
3.88%, 11/15/30 - 5/15/32(a) 213,000 189,408
6.25%, 1/15/33(a)(b) 35,000 34,494
Option Care Health, Inc.
4.38%, 10/31/29(a) 188,000 175,587
Team Health Holdings, Inc.
9.00% Cash, 4.50% PIK,
13.50%, 6/30/28(a)(f) 66,327 70,315
Tenet Healthcare Corp.
4.38%, 1/15/30 15,000 14,077
5.13%, 11/1/27 77,000 75,929
6.13%, 10/1/28 120,000 119,526
US Acute Care Solutions LLC
9.75%, 5/15/29(a) 86,000 85,859
1,326,028
Hotels, Restaurants & Leisure (8.3%)
1011778 BC ULC
3.88%, 1/15/28(a) 109,000 104,273
4.00%, 10/15/30(a) 135,000 122,292
Boyne USA, Inc.
4.75%, 5/15/29(a) 62,000 58,422
Face
Amount Value
Caesars Entertainment, Inc.
4.63%, 10/15/29(a) $ 194,000 $ 178,467
6.00%, 10/15/32(a) 45,000 42,062
6.50%, 2/15/32(a) 40,000 39,900
7.00%, 2/15/30(a) 112,000 113,604
Carnival Corp.
6.00%, 5/1/29(a) 145,000 144,075
Churchill Downs, Inc.
5.75%, 4/1/30(a) 100,000 97,896
Light & Wonder International, Inc.
7.00%, 5/15/28(a) 111,000 111,024
NCL Corp. Ltd.
6.75%, 2/1/32(a)(b) 55,000 54,367
7.75%, 2/15/29(a) 95,000 99,070
NCL Finance Ltd.
6.13%, 3/15/28(a) 70,000 69,823
Raising Cane's Restaurants LLC
9.38%, 5/1/29(a) 95,000 101,045
Royal Caribbean Cruises Ltd.
3.70%, 3/15/28 25,000 23,882
6.00%, 2/1/33(a) 66,000 66,010
6.25%, 3/15/32(a) 60,000 60,585
Viking Cruises Ltd.
5.88%, 9/15/27(a) 145,000 144,357
Yum! Brands, Inc.
3.63%, 3/15/31 96,000 86,083
1,717,237
Household Durables (1.5%)
Somnigroup International, Inc.
3.88%, 10/15/31(a) 120,000 105,495
Taylor Morrison Communities, Inc.
5.88%, 6/15/27(a) 91,000 91,014
TopBuild Corp.
4.13%, 2/15/32(a) 135,000 120,215
316,724
Household Products (0.1%)
Spectrum Brands, Inc.
3.88%, 3/15/31(a) 14,000 11,995
Independent Power and Renewable Electricity Producers (0.7%)
Calpine Corp.
5.00%, 2/1/31(a) 56,000 53,509
5.13%, 3/15/28(a) 74,000 72,876
Clearway Energy Operating LLC
3.75%, 2/15/31(a) 27,000 23,744
150,129
Insurance (2.5%)
Alliant Holdings Intermediate LLC
6.50%, 10/1/31(a) 12,000 11,795
7.00%, 1/15/31(a) 82,000 82,317
HUB International Ltd.
7.25%, 6/15/30(a) 55,000 56,687
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30(a) 100,000 105,120
Panther Escrow Issuer LLC
7.13%, 6/1/31(a) 185,000 188,623

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (97.8%) (cont’d)
Ryan Specialty LLC
5.88%, 8/1/32(a) $ 78,000 $ 77,107
521,649
Interactive Media & Services (0.3%)
Snap, Inc.
6.88%, 3/1/33(a)(b) 65,000 65,054
IT Services (1.1%)
Arches Buyer, Inc.
4.25%, 6/1/28(a) 95,000 86,607
Gartner, Inc.
4.50%, 7/1/28(a) 144,000 141,309
227,916
Life Sciences Tools & Services (0.3%)
Fortrea Holdings, Inc.
7.50%, 7/1/30(a) 74,000 67,382
Machinery (2.0%)
Calderys Financing LLC
11.25%, 6/1/28(a) 101,000 106,497
Chart Industries, Inc.
9.50%, 1/1/31(a) 117,000 124,991
Esab Corp.
6.25%, 4/15/29(a) 62,000 62,982
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a) 125,000 117,504
411,974
Media (2.8%)
Clear Channel Outdoor Holdings, Inc.
7.88%, 4/1/30(a) 103,000 101,084
DISH Network Corp.
11.75%, 11/15/27(a) 74,000 77,974
EchoStar Corp.
10.75%, 11/30/29(b) 48,000 50,480
McGraw-Hill Education, Inc.
5.75%, 8/1/28(a) 101,000 98,717
7.38%, 9/1/31(a)(b) 30,000 30,196
Outfront Media Capital LLC
4.63%, 3/15/30(a) 119,000 108,924
Sinclair Television Group, Inc.
8.13%, 2/15/33(a) 35,000 34,560
Stagwell Global LLC
5.63%, 8/15/29(a) 86,000 81,986
583,921
Metals & Mining (3.4%)
Arsenal AIC Parent LLC
11.50%, 10/1/31(a) 122,000 132,819
Big River Steel LLC
6.63%, 1/31/29(a) 55,000 55,121
Cleveland-Cliffs, Inc.
7.38%, 5/1/33(a) 55,000 52,832
7.50%, 9/15/31(a) 45,000 43,976
Compass Minerals International, Inc.
6.75%, 12/1/27(a) 86,000 82,654
Eldorado Gold Corp.
6.25%, 9/1/29(a) 84,000 82,837
Face
Amount Value
Hudbay Minerals, Inc.
4.50%, 4/1/26(a) $ 69,000 $ 68,020
6.13%, 4/1/29(a) 35,000 34,852
Novelis Corp.
3.25%, 11/15/26(a) 45,000 43,544
3.88%, 8/15/31(a) 26,000 22,629
4.75%, 1/30/30(a) 100,000 93,334
712,618
Oil, Gas & Consumable Fuels (10.6%)
Aethon United BR LP
7.50%, 10/1/29(a) 60,000 61,067
Antero Midstream Partners LP
5.75%, 3/1/27(a) 95,000 94,784
Cheniere Energy Partners LP
4.00%, 3/1/31 108,000 101,334
Cheniere Energy, Inc.
4.63%, 10/15/28 118,000 116,780
Civitas Resources, Inc.
8.63%, 11/1/30(a) 77,000 79,506
DT Midstream, Inc.
4.13%, 6/15/29(a) 127,000 119,640
EQM Midstream Partners LP
4.50%, 1/15/29(a) 81,000 78,524
4.75%, 1/15/31(a) 70,000 67,357
6.50%, 7/1/27(a) 51,000 52,377
7.50%, 6/1/30(a) 62,000 67,033
Expand Energy Corp.
4.75%, 2/1/32 125,000 118,344
ITT Holdings LLC
6.50%, 8/1/29(a) 5,000 4,618
Kinetik Holdings LP
5.88%, 6/15/30(a) 113,000 111,905
Matador Resources Co.
6.50%, 4/15/32(a) 55,000 54,552
Parkland Corp.
4.63%, 5/1/30(a)(b) 100,000 93,943
Permian Resources Operating LLC
5.88%, 7/1/29(a) 177,000 174,817
6.25%, 2/1/33(a) 40,000 39,873
Plains All American Pipeline LP
8.69%, 5/1/25(d)(e) 91,000 91,028
SM Energy Co.
7.00%, 8/1/32(a) 45,000 44,208
Sunoco LP
4.50%, 4/30/30 111,000 103,889
7.25%, 5/1/32(a) 45,000 46,512
TerraForm Power Operating LLC
4.75%, 1/15/30(a) 32,000 29,778
5.00%, 1/31/28(a) 89,000 86,222
Venture Global LNG, Inc.
7.00%, 1/15/30(a) 30,000 29,577
8.38%, 6/1/31(a) 101,000 102,505
9.00%, 9/30/29(a)(d)(e) 90,000 85,480
9.50%, 2/1/29(a) 20,000 21,459
9.88%, 2/1/32(a) 5,000 5,314
Vital Energy, Inc.
7.88%, 4/15/32(a) 12,000 11,183
9.75%, 10/15/30 54,000 54,976

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (97.8%) (cont’d)
Western Midstream Operating LP
4.05%, 2/1/30(c) $ 65,000 $ 62,064
2,210,649
Passenger Airlines (0.5%)
VistaJet Malta Finance plc
6.38%, 2/1/30(a) 104,000 91,238
9.50%, 6/1/28(a) 17,000 16,845
108,083
Personal Care Products (1.1%)
BellRing Brands, Inc.
7.00%, 3/15/30(a) 116,000 119,959
Edgewell Personal Care Co.
4.13%, 4/1/29(a) 80,000 74,149
Prestige Brands, Inc.
3.75%, 4/1/31(a) 35,000 31,417
225,525
Pharmaceuticals (1.7%)
1261229 BC Ltd.
10.00%, 4/15/32(a) 200,000 198,990
Endo Finance Holdings, Inc.
8.50%, 4/15/31(a)(b) 55,000 57,408
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/1/46 143,000 103,499
359,897
Professional Services (1.2%)
Amentum Holdings, Inc.
7.25%, 8/1/32(a) 41,000 40,375
AMN Healthcare, Inc.
4.63%, 10/1/27(a) 76,000 73,123
VT Topco, Inc.
8.50%, 8/15/30(a) 122,000 128,032
241,530
Real Estate Management & Development (0.3%)
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28(a) 68,000 68,224
Semiconductors & Semiconductor Equipment (0.4%)
ON Semiconductor Corp.
3.88%, 9/1/28(a) 91,000 85,285
Software (2.2%)
Clarivate Science Holdings Corp.
4.88%, 7/1/29(a) 92,000 82,194
Cloud Software Group, Inc.
6.50%, 3/31/29(a) 61,000 59,341
9.00%, 9/30/29(a) 66,000 65,871
Ellucian Holdings, Inc.
6.50%, 12/1/29(a) 53,000 52,254
Fair Isaac Corp.
4.00%, 6/15/28(a) 85,000 80,896
Open Text Corp.
3.88%, 2/15/28(a) 63,000 59,403
Face
Amount Value
SS&C Technologies, Inc.
5.50%, 9/30/27(a) $ 67,000 $ 66,546
466,505
Specialty Retail (4.9%)
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a) 34,000 31,894
5.00%, 2/15/32(a) 14,000 12,708
Bath & Body Works, Inc.
6.75%, 7/1/36 40,000 39,920
6.88%, 11/1/35(b) 18,000 18,253
Cougar JV Subsidiary LLC
8.00%, 5/15/32(a) 69,000 71,219
Evergreen Acqco 1 LP
9.75%, 4/26/28(a) 74,000 77,087
Group 1 Automotive, Inc.
4.00%, 8/15/28(a) 128,000 120,562
6.38%, 1/15/30(a) 20,000 20,093
LCM Investments Holdings II LLC
4.88%, 5/1/29(a) 91,000 85,479
Lithia Motors, Inc.
3.88%, 6/1/29(a) 91,000 83,403
4.38%, 1/15/31(a) 92,000 83,424
Sonic Automotive, Inc.
4.63%, 11/15/29(a) 129,000 118,913
4.88%, 11/15/31(a) 134,000 120,420
Specialty Building Products Holdings LLC
7.75%, 10/15/29(a) 68,000 62,882
Valvoline, Inc.
3.63%, 6/15/31(a) 88,000 76,565
1,022,822
Technology Hardware, Storage & Peripherals (1.2%)
Diebold Nixdorf, Inc.
7.75%, 3/31/30(a)(b) 75,000 77,930
Seagate HDD Cayman
8.25%, 12/15/29 84,000 89,405
9.63%, 12/1/32 80,000 90,065
257,400
Textiles, Apparel & Luxury Goods (0.8%)
Champ Acquisition Corp.
8.38%, 12/1/31(a) 53,000 54,883
Hanesbrands, Inc.
9.00%, 2/15/31(a) 95,000 100,208
155,091
Trading Companies & Distributors (1.7%)
Imola Merger Corp.
4.75%, 5/15/29(a) 134,000 127,366
WESCO Distribution, Inc.
6.38%, 3/15/29 - 3/15/33(a) 72,000 72,647
6.63%, 3/15/32(a) 33,000 33,517
7.25%, 6/15/28(a) 108,000 109,606
343,136

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (97.8%) (cont’d)
Transportation Infrastructure (0.5%)
Seaspan Corp.
5.50%, 8/1/29(a) $ 107,000 $ 97,055
Total Fixed Income Securities
(Cost $19,584,034)
20,360,017
–
Shares
Short-Term Investments ( 3 .3% )
Investment Company ( 2 .4% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.27%
(See Note G)
(Cost $503,372)
503,372 503,372
Security held as Collateral on Loaned Securities ( 0 .9% )
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.27%
(See Note G)
(Cost $191,385)
191,385 191,385
Total Short-Term Investments
(Cost $694,757)
694,757
Total Investments ( 101 .1% )
( Cost $ 20,278,791 ) including
$ 815,279 of Securities Loaned (g) 21,054,774
Liabilities in Excess of Other Assets (-1.1%)
(239,236)
Net Assets (100.0%) $20,815,538
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) All or a portion of this security was on loan at March 31, 2025.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.
(d) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2025.
(e) Floating or variable rate securities: The rates disclosed are as of
March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(f) Income may be paid in additional securities and/or cash at the descretion of the issuer.
(g) At March 31, 2025, the aggregate cost for federal income tax purposes is $20,278,791. The aggregate gross unrealized
appreciation is $834,074 and the aggregate gross unrealized
depreciation is $58,091, resulting in net unrealized appreciation of
$775,983.
PIK Payment-in-Kind
REIT Real Estate Investment Trust
Portfolio Composition*
Classification
Percentage of Total
Investments
Other** 74 .8%
Oil, Gas & Consumable Fuels 10 .6
Hotels, Restaurants & Leisure 8 .2
Health Care Providers & Services 6 .4
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31,
2025.
** Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2025 (unaudited)
Eaton Vance High Yield ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2025
Assets:
Investments in Securities of Unaffiliated Issuers, at Value
(1)
(Cost $19,584,034) $ 20,360,017
Investment in Security of Affiliated Issuers, at Value (Cost $694,757) 694,757
Total Investments in Securities, at Value (Cost $20,278,791) 21,054,774
Receivable for Investments Sold 20,633
Interest Receivable 319,495
Dividends Receivable 1,778
Receivable from Securities Lending Income 189
Total Assets
21,396,869
Liabilities:
Collateral on Securities Loaned, at Value 191,385
Payable for Investments Purchased 260,000
Payable for Management Fee 8,504
Payable for Dividends to Shareholders 121,442
Total Liabilities
581,331
Net Assets
$ 20,815,538
Net Assets Consist of:
Paid-in-Capital $ 20,000,000
Total Distributable Earnings 815,538
Net Assets
$ 20,815,538
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 400,000
Net Asset Value Per Share
$ 52 .04
(1)
Including:
—
Securities on Loan, at Value: $ 815,279

Semi-Annual Report — March 31, 2025 (unaudited)
Eaton Vance High Yield ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2025
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 749,562
Dividends from Security of Affiliated Issuer (Note G) 15,266
Income from Securities Loaned - Net 33
Total Investment Income 764,861
Expenses:
Management Fee (Note B) 50,712
Total Expenses 50,712
Rebate from Morgan Stanley Affiliate (Note G) (459)
Net Expenses 50,253
Net Investment Income
714,608
Realized Gain (Loss):
Investments Sold 80,463
Net Realized Gain 80,463
Change in Unrealized Appreciation (Depreciation):
Investments (631,555)
Net Change in Unrealized Appreciation (Depreciation) (631,555)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
(551,092)
Net Increase in Net Assets Resulting from Operations $ 163,516

Semi-Annual Report — March 31, 2025
Eaton Vance High Yield ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2025
(unaudited)
Period from
October 16, 2023
^
to
September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 714,608  $ 1,389,229
Net Realized Gain 80,463  123,396
Net Change in Unrealized Appreciation (Depreciation) (631,555) 1,407,538
Net Increase in Net Assets Resulting from Operations 163,516  2,920,163
Dividends and Distributions to Shareholders:
Dividends and Distributions (878,836) (1,389,305)
Total Dividends and Distributions to Shareholders (878,836) (1,389,305)
Capital Share Transactions:
(1)
Subscribed –  20,000,000
Net Increase in Net Assets Resulting from Capital Share Transactions –  20,000,000
Total Increase (Decrease) in Net Assets (715,320) 21,530,858
Net Assets:
Beginning of Period 21,530,858  –
End of Period $ 20,815,538  $ 21,530,858
Capital Share Transactions:
Beginning of Period 400,000  –
Shares Subscribed –  400,000
Shares Outstanding, End of Period
(2)
Net Increase in
(2)
400,000  400,000
^ Commencement of Operations
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the
Financial Statements.
(2) At March 31, 2025 and September 30, 2024, Morgan Stanley Investment Management Inc. held approximately 55.0% and 68.8% respectively, of the outstanding shares of the Fund.

Semi-Annual Report — March 31, 2025
Financial Highlights
Eaton Vance High Yield ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2025
(unaudited)
Period from
October 16, 2023
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$ 53 .83 $ 50 .00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
1 .79 3 .47
Net Realized and Unrealized Gain (Loss) ( 1 .38 ) 3 .83
Total from Investment Operations 0 .41 7 .30
Distributions from and/or in Excess of:
— —
Net Investment Income ( 2 .20 ) ( 3 .47 )
Net Asset Value, End of Period
$ 52 .04 $ 53 .83
Total Return
(3)
0 .85%
(4)
14 .88%
(4)
Ratios to Average Net Assets and Supplemental Data:
$20,816 $21,531
Net Assets, End of Period (Thousands) $ 20,816 $ 21,531
Ratio of Expenses
(5)
0 .48%
(6)
0 .47%
(6)
Ratio of Net Investment Income
(5)
6 .77%
(6)
6 .89%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(6) (7)
0 .01%
(6)
Portfolio Turnover Rate 9%
(4)
22%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.

12
Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Eaton
Vance High Yield ETF (the “Fund”), which seeks to provide a
high level of current income. The Fund’s secondary objectives are to seek growth of income and capital. The Fund is diversi-
fied.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) or Morgan Stanley Investment Management
Limited (“MSIM Limited”) (the “Sub-Adviser”), each a
wholly-owned subsidiary of Morgan Stanley, determines
that the price provided by the outside pricing service/ven-
dor or exchange does not reflect the security’s fair value
or the pricing service/vendor or exchange is unable to
provide a price, prices from brokers/dealers may also be
utilized. In these circumstances, the value of the security
will be the mean of bid and asked prices obtained from
reputable brokers/dealers; (2) when market quotations are
not readily available, as defined by Rule 2a-5 under the
Act, including circumstances under which the Adviser de-
termines that the closing price, last sale price or the mean between the last reported bid and asked prices are not
reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith
under procedures established by and under the general
supervision of the Trustees; (3) investments in mutual
funds, including the Morgan Stanley Institutional Liquid-
ity Funds, are valued at the net asset value (“NAV”) as of
the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
13
Morgan Stanley ETF Trust
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2025:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Securities Lending:
The Fund lends securities to qual-
ified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair
value of the securities loaned that might occur and any
interest earned or dividends declared on those securities
during the term of the loan would remain in the Fund.
The Fund would receive cash or securities as collateral in
an amount equal to or exceeding 100% of the current fair
value of the loaned securities. The collateral is marked-
to-market daily by JPMorgan Chase Bank N.A. (“JP-
Morgan”), the securities lending agent, to ensure that a
minimum of 100% collateral coverage is maintained.
Based on pre-established guidelines, the securities lending
agent invests any cash collateral that is received in an
affiliated money market portfolio. Securities lending
income is generated from the earnings on the invested
collateral and borrowing fees, less any rebates owed to the
borrowers and compensation to the lending agent, and is
recorded as “Income from Securities Loaned — Net” in
the Fund’s Statement of Operations. Risks in securities
lending transactions are that a borrower may not provide
additional collateral when required or return the securities when due, and that the value of the short-term invest-
ments will be less than the amount of cash collateral plus
any rebate that is required to be returned to the borrower.
The Fund has the right under the securities lending
agreement to recover the securities from the borrower on
demand.
The following table presents financial instruments that are
subject to enforceable netting arrangements as of March
31, 2025 :
FASB ASC 860, "Transfers & Servicing: Repur-
chase-to-Maturity Transactions, Repurchase Financings,
and Disclosures", is intended to provide increased trans-
parency about the types of collateral pledged in securities
lending transactions and other similar transactions that
are accounted for as secured borrowings.
The following table displays a breakdown of transactions
accounted for as secured borrowings, the gross obligations
by class of collateral pledged and the remaining contrac-
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 20,360 $ — $ 20,360
— — — —
Short-Term Investments
Investment Company 695 — — 695
Total Assets $695 $20,360 $— $21,055
Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset
Amount
Presented in the
Statement of
Assets and
Liabilities
(000)
Financial
Instrument
(000)
Collateral
Received
(000)
Net Amount
(not less
than $0)
(000)
$815(a) $– $815(b)(c) $–
(a) Represents market value of loaned securities at period end.
(b) The Fund received cash collateral of $191,385, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $658,510 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the
Portfolio of Investments.
(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
tual maturity of those transactions as of March 31, 2025:
4. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
5. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
6. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
7. Segment Reporting:
During the reporting period, the
Fund adopted FASB Accounting Standards Update No.
2023-07, Segment Reporting (Topic 280): Improvements
to Reportable Segment Disclosures, (ASU 2023-07), which
requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single report-
able segment, an investment company whose investment
objective is included at the beginning of the Notes to the
Financial Statements. In connection with the adoption
of ASU 2023-07, the Fund’s President acts as the Fund’s
Chief Operating Decision Maker ("CODM"), who is
responsible for assessing the performance of the Fund’s
single segment and deciding how to allocate the segment’s
resources. To perform this function, the CODM reviews
the information in the Fund’s financial statements.
B. Management/Sub-Advisory Fees:
The Adviser provides
investment advice and portfolio management services pursuant to a Management Agreement (the “Agreement”) and, subject
to the supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages
the Fund’s investments.  As compensation for its services, the
Adviser is paid  monthly at the annual rate of 0.48% of the
average daily net assets of the Fund. Under the Agreement, the
Adviser pays substantially all the expenses of the Fund (in-
cluding expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not
incurred in the ordinary course of the Fund’s business.
The Adviser has entered into a Sub-Advisory Agreement with
the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley.
The Sub-Adviser provides the Fund with investment advisory
services subject to the overall supervision of the Adviser and the
Trust's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Advis-
er receives from the Fund.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan.
Remaining Contractual Maturity of the Agreements
Overnight
and
Continuous
(000)
<30 days
(000)
Between
30 &
90 days
(000)
>90 Days
(000)
Total
(000)
Securities
Lending
Transactions
Common Stocks $191 $— $— $— $191
Total Borrowings $191 $— $— $— $191
Gross amount
of recognized
liabilities for
securities
lending
transactions $191

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of period end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
 For the six months ended March 31, 2025, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $2,234,580 and $1,831,167,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the six months ended March
31, 2025. There were no purchases and sales related to In-Kind transactions for the six months ended March 31, 2025.
The Fund invests in the Institutional Class of the Morgan Stan-
ley Institutional Liquidity Funds — Government Portfolio (the
“Liquidity Fund”), an open-end management investment com-
pany managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Manage-
ment fees paid by the Fund are reduced by an amount equal
to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, management fees paid were reduced by
$459 relating to the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended March 31, 2025 is as follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
Affiliated
Investment
Company
Value
September
30,
2024
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity Fund $ 1,037 $ 8,651 $ 8,993 $ 15
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2025
(000)
Liquidity Fund $ – $ – $ 695

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2024 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2024 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the year ended
September 30, 2024.
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, com-
panies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events
adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may un-
derperform or otherwise be adversely affected due to inflation
(or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global de-
mand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events, such as ter-
rorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the
U.S. and global financial markets. The occurrence of such
events may be sudden and unexpected, and it is difficult to pre-
dict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the
Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial per-
formance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments
of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
2024
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$1,389,305 $–
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$123,320 $–

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/
or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Trading Risk:
The market prices of shares are expected to fluc-
tuate, in some cases materially, in response to changes in the
Fund’s NAV, the intra-day value of the Fund’s holdings, and
supply and demand for shares. The Adviser and/or Sub-Ad-
viser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the
existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a dis-
count) to NAV or to the intraday value of the Fund’s holdings.
You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders, or share-
holders collectively, purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser, or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may
invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achiev-
ing a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the
size of the Fund would be maintained at such levels or that the
Fund would continue to meet applicable listing requirements.
Such larger than normal redemptions may cause the Fund to
sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity.
Similarly, large Fund share purchases may adversely affect the
Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may
also result in gains for the Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, lead-
ing to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain
circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material
upward or downward effect on the market price of the shares.

EVHY-NCSR 3.31.25
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Eaton Vance Intermediate
Municipal Income ETF
NYSE Arca: EVIM
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2025 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Items 6 and 7 of Form N-CSR:
Portfolio of Investments
...................................................................................
2
Statement of Assets and Liabilities
........................................................................
7
Statement of Operations
..................................................................................
8
Statements of Changes in Net Assets
.....................................................................
9
Financial Highlights
.......................................................................................
10
Notes to Financial Statements
.............................................................................
11
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments
Eaton Vance Intermediate Municipal Income ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (101.2%)
Municipal Bonds ( 101 .2% )
Alabama ( 0 .9% )
Industrial Development Board of the City of Mobile Alabama,
Alabama Power Co.
Series 2008
3.30%, 7/15/34(a) $ 500,000 $ 500,658
Southeast Energy Authority A Cooperative District,
Series 2025 A
5.00%, 1/1/56(a) 25,000 26,058
526,716
Alaska ( 0 .6% )
State of Alaska International Airports System,
Series 2025 A
5.00%, 10/1/33 315,000 351,795
Arizona ( 2 .6% )
City of Mesa AZ,
Utility System
Series 2014
4.00%, 7/1/37 250,000 238,888
Industrial Development Authority of the County of Yavapai (The),
Yavapai Community Hospital Association Obligated Group
Series 2019
4.00%, 8/1/43 425,000 400,344
Maricopa County Union High School District No. 201,
Buckeye
Series 2025
5.00%, 7/1/33 500,000 559,084
Sierra Vista Industrial Development Authority,
American Leadership Academy, Inc.
Series 2024
5.00%, 6/15/34(b) 250,000 256,007
1,454,323
California ( 5 .7% )
California Community Choice Financing Authority,
Series 2024 C
5.00%, 8/1/55(a) 325,000 343,182
Series 2025 A
5.00%, 1/1/56(a) 90,000 94,617
Series 2023 F
5.50%, 10/1/54(a) 490,000 527,969
City of Los Angeles CA,
Department of Airports
Series 2025 A (AMT)
5.00%, 5/15/35 500,000 535,874
Menifee Union School District,
Series 2017 A
3.25%, 8/1/37 250,000 230,049
Riverside Community College District,
Series 2025 A
4.00%, 8/1/42 200,000 199,501
San Francisco City & County Airport Commission,
San Francisco International Airport
Series 2025 A (AMT)
5.00%, 5/1/35 750,000 812,241
Face
Amount Value
University of California,
Series 2025 CC
5.00%, 5/15/39 $ 500,000 $ 558,029
3,301,462
Colorado ( 4 .7% )
Board of Governors of Colorado State University System,
Series 2023 A-2
4.38%, 3/1/48(a) 500,000 514,822
City of Golden CO,
Series 2025
5.00%, 12/1/37 525,000 570,964
Colorado Health Facilities Authority,
AdventHealth Obligated Group
Series A-1
5.00%, 11/15/58(a) 500,000 532,754
CommonSpirit Health Obligated Group
Series 2019 B-2
5.00%, 8/1/49(a) 250,000 253,824
Colorado Housing and Finance Authority,
Fitz Affordable Owner LLC
Series 2024 A
4.48%, 3/1/44 250,000 243,148
Raindance Metropolitan District No. 2,
Series 2024
4.00%, 12/1/44 315,000 299,676
University of Colorado Hospital Authority,
Series 2024 B
5.00%, 11/15/31 250,000 275,714
2,690,902
Connecticut ( 1 .4% )
Connecticut State Health & Educational Facilities Authority,
Quinnipiac University
Series M
5.00%, 7/1/29 250,000 254,399
State of Connecticut CT,
Special Tax
Series 2021 A
5.00%, 5/1/41 500,000 525,779
780,178
District of Columbia ( 1 .8% )
District of Columbia Housing Finance Agency,
Carl F West LLC
Series 2023 A-2
4.40%, 9/1/45(a) 500,000 513,794
Metropolitan Washington Airports Authority Aviation,
Series A (AMT)
5.00%, 10/1/31 500,000 508,144
1,021,938
Georgia ( 5 .0% )
Development Authority of Monroe County (The),
Georgia Power Co.
Series 2008
3.35%, 11/1/48(a) 750,000 746,299
Oglethorpe Power Corp.
Series 2013 A
3.60%, 1/1/39(a) 500,000 498,488

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (101.2%) (cont’d)
Georgia (5.0%) (cont’d)
Main Street Natural Gas, Inc.,
Series 2022 B
5.00%, 12/1/52(a) $ 500,000 $ 519,509
Series 2023 B
5.00%, 7/1/53(a) 500,000 525,228
Series 2025 A
5.00%, 6/1/55(a) 500,000 533,831
2,823,355
Idaho ( 3 .4% )
Idaho Health Facilities Authority,
St. Luke's Health System Ltd. Obligated Group
Series 2025 C
5.00%, 3/1/60(a) 1,000,000 1,091,968
Idaho State Building Authority,
State of Idaho Sales Tax
Series 2025 A
5.00%, 6/1/34 750,000 849,703
1,941,671
Illinois ( 9 .6% )
Chicago Board of Education,
Series 2012 B
5.00%, 12/1/33 500,000 500,065
Chicago O'Hare International Airport,
Series 2024 D
5.00%, 1/1/33 500,000 555,511
City of Chicago IL,
Series 2024 B
5.00%, 1/1/33 500,000 531,033
Series 2021 A
5.00%, 1/1/34 230,000 239,636
Series 2024 B
5.00%, 1/1/35 175,000 185,882
City of Springfield IL,
Electric
Series 2024
5.00%, 3/1/30 500,000 538,424
DuPage County Forest Preserve District,
Series 2025
5.00%, 11/1/33 200,000 225,040
Illinois Finance Authority,
Ascension Health Credit Group
Series 2016 C
5.00%, 2/15/41 500,000 507,126
State of Illinois Water Revolving Fund - Clean Water Program
Series 2017
5.00%, 7/1/32 425,000 436,433
Northern Illinois Municipal Power Agency,
Series 2016 A
4.00%, 12/1/41 250,000 231,132
State of Illinois IL,
Series 2020
5.50%, 5/1/39 315,000 332,890
United City of Yorkville IL,
Series 2025 A
5.00%, 12/30/36 350,000 382,773
Face
Amount Value
Village of Westchester IL,
Series 2025
5.00%, 12/15/38 $ 655,000 $ 702,485
5,368,430
Iowa ( 0 .9% )
Iowa Finance Authority,
Lifespace Communities, Inc. Obligated Group
Series 2024 A
5.00%, 5/15/39 500,000 511,282
Louisiana ( 0 .9% )
Parish of St John the Baptist,
Marathon Oil Corp.
Series 2017 C
3.30%, 6/1/37(a) 500,000 496,496
Maryland ( 2 .1% )
Montgomery County Housing Opportunities Commission,
Series 2025 A
3.85%, 7/1/34 500,000 496,674
State of Maryland,
Series 2017 A
3.00%, 8/1/31 380,000 367,687
State of Maryland Department of Transportation,
Series 2019
2.50%, 10/1/33 300,000 265,097
1,129,458
Massachusetts ( 3 .1% )
Commonwealth of Massachusetts,
Series 2015 B
4.00%, 5/1/45 250,000 232,659
Massachusetts Clean Water Trust (The),
Massachusetts Clean Water State Revolving Fund
Series B-25
5.00%, 2/1/43 350,000 375,199
Massachusetts Development Finance Agency,
President and Fellows of Harvard College
Series 2025 A-2
5.00%, 5/15/55(a) 750,000 864,686
Trustees of Boston College
Series 2025 W
5.00%, 7/1/40 250,000 276,635
1,749,179
Michigan ( 2 .8% )
City of Detroit MI,
Series 2020
5.50%, 4/1/40 250,000 262,695
L'Anse Creuse Public Schools,
Series 2025 I
5.00%, 5/1/38 750,000 826,735
Michigan State Housing Development Authority,
Series B
3.35%, 12/1/34 335,000 312,642
Series 2024 D
3.40%, 6/1/30 150,000 147,032
1,549,104

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (101.2%) (cont’d)
Minnesota ( 2 .8% )
City of Minneapolis MN,
Series 2024
3.00%, 12/1/41 $ 885,000 $ 741,210
Children's Health Care Obligated Group
Series 2025
5.00%, 8/15/44 800,000 849,685
New Jersey ( 3 .1% )
New Jersey Transportation Trust Fund Authority,
Series 2022 CC
5.00%, 6/15/42 500,000 522,160
South Jersey Transportation Authority,
Series 2025 A
5.00%, 11/1/37 690,000 747,121
Tobacco Settlement Financing Corp.,
Series 2018 A
5.00%, 6/1/34 500,000 513,209
1,782,490
New York ( 16 .4% )
Build NYC Resource Corp.,
Success Academy Charter Schools Inc Obligated Group
Series 2025
4.00%, 9/1/43 880,000 811,492
City of New York NY,
Series 2025 F
5.00%, 8/1/35 270,000 304,335
Empire State Development Corp.,
State of New York Sales Tax
Series 2023 A
5.00%, 3/15/44 500,000 528,188
Madison County Capital Resource Corp.,
Colgate University
Series 2025
5.00%, 7/1/33 350,000 396,751
Metropolitan Transportation Authority,
Series A-1
5.00%, 11/15/46 500,000 501,565
New York City Housing Development Corp.,
8 Spruce NY Owner LLC
Series 2024 D
4.00%, 12/15/31 375,000 380,756
New York City Transitional Finance Authority,
Future Tax Secured
Series 2025 F
5.00%, 11/1/34 80,000 89,967
Series 2024 C
5.00%, 5/1/37 500,000 549,760
New York State Dormitory Authority,
Series 2024 A
5.00%, 3/15/53 450,000 467,773
Montefiore Obligated Group
Series 2024
5.00%, 11/1/35 500,000 537,416
White Plains Hospital Obligated Group
Series 2024
5.00%, 10/1/35 250,000 265,871
Face
Amount Value
New York State Housing Finance Agency,
State of New York Personal Income Tax
Series 2024 A-2
3.45%, 6/15/54(a) $ 750,000 $ 745,694
West 38th Street LLC
Series 2014 A
3.57%, 5/1/42(a) 500,000 494,811
New York Transportation Development Corp.,
Delta Air Lines, Inc.
Series 2023 (AMT)
5.63%, 4/1/40 250,000 262,652
JFK International Air Terminal LLC
Series 2022 (AMT)
5.00%, 12/1/32 500,000 527,504
JFK Millennium Partners LLC
Series 2024 A (AMT)
5.25%, 12/31/54 335,000 346,718
JFK NTO LLC
Series 2023 (AMT)
5.50%, 6/30/38 250,000 267,072
Port Authority of New York & New Jersey,
Series 202 (AMT)
5.00%, 10/15/35 750,000 760,409
State of New York,
Series 2025 A
5.00%, 3/15/39 500,000 561,441
Utility Debt Securitization Authority,
Series 2023 TE-1
5.00%, 12/15/41 500,000 546,332
9,346,507
North Carolina ( 0 .4% )
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27 250,000 253,453
Ohio ( 2 .3% )
Buckeye Tobacco Settlement Financing Authority,
Series 2020 A-2
4.00%, 6/1/37 500,000 484,066
Columbus Regional Airport Authority,
Series 2025 B
5.00%, 1/1/37 725,000 802,839
1,286,905
Oklahoma ( 0 .8% )
Oklahoma Water Resources Board,
Series 2024 C
4.00%, 10/1/44 470,000 445,979
Oregon ( 1 .0% )
Oregon City School District No. 62,
Series 2025 B
5.00%, 6/15/38 500,000 556,617
Pennsylvania ( 5 .6% )
Allegheny County Hospital Development Authority,
UPMC Obligated Group
Series 2017 D-2
3.57%, 11/15/47(a) 500,000 496,349

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (101.2%) (cont’d)
Pennsylvania (5.6%) (cont’d)
City of Philadelphia PA,
Airport
Series 2017 B (AMT)
5.00%, 7/1/25 $ 500,000 $ 502,276
Commonwealth of Pennsylvania,
Series 2018
4.00%, 3/1/38 500,000 493,287
Pennsylvania Higher Educational Facilities Authority,
Thomas Jefferson University Obligated Group
Series 2024 B-1
5.25%, 11/1/40 750,000 810,576
Pennsylvania Turnpike Commission,
Series 2024-1
5.00%, 6/1/36 750,000 837,886
3,140,374
Puerto Rico ( 1 .5% )
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27 371,000 384,258
Puerto Rico Sales Tax Financing Corp. Sales Tax,
Series A-2
4.33%, 7/1/40 465,000 453,589
837,847
Rhode Island ( 0 .5% )
Rhode Island Housing & Mortgage Finance Corp.,
Series 84 A
4.40%, 10/1/44 315,000 307,679
South Carolina ( 2 .4% )
County Square Redevelopment Corp.,
County of Greenville
Series 2025
5.00%, 4/1/30 500,000 546,616
South Carolina Jobs-Economic Development Authority,
Novant Health Obligated Group
Series 2024 A
5.50%, 11/1/48 250,000 272,470
South Carolina Public Service Authority,
Series 2025 A
5.00%, 12/1/43 500,000 526,331
1,345,417
Tennessee ( 0 .9% )
Shelby County Health Educational & Housing Facilities Board,
Baptist Memorial Health Care Obligated Group
Series 2024 A
5.25%, 9/1/39 500,000 531,191
Texas ( 9 .1% )
Arlington Higher Education Finance Corp.,
Lifeschool of Dallas
Series 2024
4.00%, 8/15/44 275,000 256,605
City of Houston TX,
United Airlines, Inc.
Series 2024 B (AMT)
5.50%, 7/15/35 500,000 529,310
Face
Amount Value
Cypress-Fairbanks Independent School District,
Series 2023 A
5.00%, 2/15/37 $ 250,000 $ 274,149
Dallas Independent School District,
Series 2023
5.00%, 2/15/42 260,000 274,058
Series 2025 A-6
5.00%, 2/15/55(a) 500,000 543,885
EP Cimarron Ventanas PFC,
Series 2024
4.00%, 12/1/34 500,000 486,367
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group
Series 2022 A
5.00%, 7/1/29 250,000 268,881
Texas Children's Hospital Obligated Group
Series 2015-1
5.00%, 10/1/28 500,000 504,387
Harris County Improvement District No. 18,
Series 2024 A
4.00%, 9/1/39 640,000 629,902
Harris County Municipal Utility District No. 165,
Series 2024
3.38%, 3/1/41 500,000 429,893
North Texas Tollway Authority,
Series 2023 A
5.00%, 1/1/41 250,000 266,211
Prosper Independent School District,
Series 2024
4.00%, 2/15/54 250,000 228,236
Texas Private Activity Bond Surface Transportation Corp.,
NTE Mobility Partners Segments 3 LLC
Series 2023 (AMT)
5.38%, 6/30/38 250,000 263,410
Texas Transportation Commission,
State Highway 249 System
Series 2019 A
0.00%, 8/1/40 400,000 193,327
5,148,621
Utah ( 1 .0% )
City of Salt Lake City UT,
Airport
Series 2017 A (AMT)
5.00%, 7/1/36 555,000 565,193
Virginia ( 1 .2% )
Virginia Housing Development Authority,
Series 2024 E
4.05%, 10/1/44 355,000 351,148
Virginia Small Business Financing Authority,
95 Express Lanes LLC
Series 2022 (AMT)
5.00%, 7/1/38 335,000 348,335
699,483

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (101.2%) (cont’d)
Washington ( 2 .2% )
Energy Northwest,
Bonneville Power Administration
Series 2021 A
5.00%, 7/1/41 $ 405,000 $ 429,463
University of Washington,
Series 2024 A
5.00%, 4/1/44 250,000 266,143
Vancouver Housing Authority,
Series 2024
4.00%, 8/1/34 250,000 247,168
Washington State Housing Finance Commission,
Provident Group-SH I Properties LLC
Series 2024
5.50%, 7/1/44 250,000 267,796
1,210,570
West Virginia ( 0 .4% )
Berkeley County Public Service Sewer District,
Series 2025 A
5.00%, 6/1/40 240,000 252,116
Wisconsin ( 4 .1% )
Public Finance Authority,
KSU Bixby Real Estate Foundation LLC
Series 2025 A
5.00%, 6/15/35 600,000 640,435
Series 2025 A
5.00%, 6/15/39 350,000 365,703
Wisconsin Health & Educational Facilities Authority,
Wisconsin Housing Preservation Corp.
Series 2024 A
3.63%, 11/1/29 800,000 789,466
Wisconsin Housing & Economic Development Authority,
Housing
Series 2024 B
3.75%, 11/1/55(a) 500,000 503,101
2,298,705
Total Fixed Income Securities
(Cost $57,493,200)
57,296,331
–
Shares
Short-Term Investments ( 1 .3% )
Investment Company ( 0 .5% )
BlackRock Liquidity Funds - MuniCash
- Institutional Shares  2.87%
(Cost $263,132)
263,106 263,132
Face
Amount Value
Municipal Bonds ( 0 .8% )
Mississippi ( 0 .8% )
Mississippi Business Finance Corp.,
Chevron USA, Inc.
Series 2007 B
3.80%, 12/1/30
(Cost $435,000)(a)
$ 435,000 $ 435,000
Total Short-Term Investments
(Cost $698,132)
698,132
Total Investments ( 102 .5% )
( Cost $ 58,191,332 ) (c) 57,994,463
Liabilities in Excess of Other Assets (-2.5%)
(1,401,013)
Net Assets (100.0%) $56,593,450
(a) Floating or variable rate securities: The rates disclosed are as of
March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) At March 31, 2025, the aggregate cost for federal income tax purposes is $58,191,332. The aggregate gross unrealized
appreciation is $497,946 and the aggregate gross unrealized
depreciation is $694,815, resulting in net unrealized depreciation of
$196,869.
AMT Alternative Minimum Tax
Summary of Investments by State
Classification
Percentage of Total
Investments
Other* 54 .6%
New York 16 .1
Illinois 9 .3
Texas 8 .9
California 5 .7
Pennsylvania 5 .4
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2025 (unaudited)
Eaton Vance Intermediate Municipal Income ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2025
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $58,191,332) $ 57,994,463
Interest Receivable 576,709
Total Assets
58,571,172
Liabilities:
Payable for Investments Purchased 1,782,854
Payable for Management Fee 4,860
Payable for Dividends to Shareholders 188,582
Payable to Bank 1,426
Total Liabilities
1,977,722
Net Assets
$ 56,593,450
Net Assets Consist of:
Paid-in-Capital $ 56,743,614
Total Accumulated Loss (150,164)
Net Assets
$ 56,593,450
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 1,100,000
Net Asset Value Per Share
$ 51 .45
—

Semi-Annual Report — March 31, 2025 (unaudited)
Eaton Vance Intermediate Municipal Income ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2025
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 906,899
Total Investment Income 906,899
Expenses:
Management Fee (Note B) 68,347
Total Expenses 68,347
Waiver of Advisory and Other Fees (Note B) (44,779)
Net Expenses 23,568
Net Investment Income
883,331
Realized Gain (Loss):
Investments Sold (50,172)
Net Realized Loss (50,172)
Change in Unrealized Appreciation (Depreciation):
Investments (1,261,173)
Net Change in Unrealized Appreciation (Depreciation) (1,261,173)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
(1,311,345)
Net Decrease in Net Assets Resulting from Operations $ (428,014)

Semi-Annual Report — March 31, 2025
Eaton Vance Intermediate Municipal Income ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2025
(unaudited)
Period from
October 16, 2023
^
to
September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 883,331  $ 795,956
Net Realized Gain (Loss) (50,172) 94,583
Net Change in Unrealized Appreciation (Depreciation) (1,261,173) 1,064,304
Net Increase (Decrease) in Net Assets Resulting from Operations (428,014) 1,954,843
Dividends and Distributions to Shareholders:
Dividends and Distributions (883,767) (793,226)
Total Dividends and Distributions to Shareholders (883,767) (793,226)
Capital Share Transactions:
(1)
Subscribed 31,443,205  25,300,409
Net Increase in Net Assets Resulting from Capital Share Transactions 31,443,205  25,300,409
Total Increase in Net Assets 30,131,424  26,462,026
Net Assets:
Beginning of Period 26,462,026  –
End of Period $ 56,593,450  $ 26,462,026
Capital Share Transactions:
Beginning of Period 500,000  –
Shares Subscribed 600,000  500,000
Shares Outstanding, End of Period
(2)
Net Increase in
(2)
1,100,000  500,000
^ Commencement of Operations
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the
Financial Statements.
(2) At March 31, 2025 and September 30, 2024, Morgan Stanley Investment Management Inc. held approximately 36.1% and 92.8% respectively, of the outstanding shares of the Fund.

Semi-Annual Report — March 31, 2025
Financial Highlights
Eaton Vance Intermediate Municipal Income ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2025
(unaudited)
Period from
October 16, 2023
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$ 52 .92 $ 50 .00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
0 .98 1 .98
Net Realized and Unrealized Gain (Loss) ( 1 .50 ) 2 .89
Total from Investment Operations ( 0 .52 ) 4 .87
Distributions from and/or in Excess of:
— —
Net Investment Income ( 0 .95 ) ( 1 .95 )
Net Asset Value, End of Period
$ 51 .45 $ 52 .92
Total Return
(3)
( 0 .99 ) %
(4)
9 .85%
(4)
Ratios to Average Net Assets and Supplemental Data:
$56,593 $26,462
Net Assets, End of Period (Thousands) $ 56,593 $ 26,462
Ratio of Expenses Before Expense Limitation 0 .29%
(5)
0 .29%
(5)
Ratio of Expenses After Expense Limitation 0 .10%
(5)
0 .29%
(5)
Ratio of Net Investment Income 3 .75%
(5)
3 .96%
(5)
Portfolio Turnover Rate 60%
(4)
81%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.

11
Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Eaton
Vance Intermediate Municipal Income ETF (the “Fund”),
which seeks to provide current income exempt from regular
federal income tax. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or the pricing service/vendor or exchange is
unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (2) when market quo-
tations are not readily available, as defined by Rule 2a-5
under the Act, including circumstances under which the
Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under
the general supervision of the Trustees; and (3) invest-
ments in mutual funds, are valued at the net asset value
(“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
12
Morgan Stanley ETF Trust
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2025:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
6. Segment Reporting:
During the reporting period, the
Fund adopted FASB Accounting Standards Update No.
2023-07, Segment Reporting (Topic 280): Improvements
to Reportable Segment Disclosures, (ASU 2023-07), which
requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single report-
able segment, an investment company whose investment
objective is included at the beginning of the Notes to the
Financial Statements. In connection with the adoption
of ASU 2023-07, the Fund’s President acts as the Fund’s
Chief Operating Decision Maker ("CODM"), who is
responsible for assessing the performance of the Fund’s
single segment and deciding how to allocate the segment’s
resources. To perform this function, the CODM reviews
the information in the Fund’s financial statements.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.29% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Municipal Bonds $ — $ 57,296 $ — $ 57,296
— — — —
Short-Term Investments
Investment Company 263 — — 263
Municipal Bonds — 435 — 435
Total Short-Term
Investments 263 435 — 698
Total Assets $263 $57,731 $— $57,994

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
13
Morgan Stanley ETF Trust
Effective October 1, 2024, the Adviser has agreed to reduce its management fee so that Total Annual Fund Operating Expens-
es, excluding the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation ex-
penses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund's busi-
ness, will not exceed 0.10%. The fee waiver will continue until
February 1, 2026 or until such time as the Trustees of Morgan
Stanley ETF Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate. It is expected that the duration of the fee waiver will not be extended.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. (“JPMorgan”).
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 25,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of period end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affili-
ates:
 For the six months ended  March 31, 2025, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $58,788,350 and $27,441,731,
respectively.  There were no purchases and sales of long-term
U.S. Government securities for the six months ended March
31, 2025. There were no purchases and sales related to In-Kind transactions for the six months ended March 31, 2025.
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2024 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2024 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the year ended
September 30, 2024.
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, com-
panies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events
adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may un-
derperform or otherwise be adversely affected due to inflation
(or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global de-
mand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events, such as ter-
rorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the
U.S. and global financial markets. The occurrence of such
events may be sudden and unexpected, and it is difficult to pre-
dict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the
Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial per-
formance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments
of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to
2024
Distributions
Paid From:
Ordinary Tax-Exempt
Income Income
$101,438 $691,788
Undistributed Undistributed
Ordinary Tax-Exempt
Income Income
$– $97,313

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/
or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to
the intraday value of the Fund’s holdings. You may pay signifi-
cantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges
imposed by brokers as determined by that broker. Brokerage
commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants
that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading vol-
ume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transactions Risk:
The Fund may
experience adverse effects when certain shareholders, or share-
holders collectively, purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser, or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may
invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achiev-
ing a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the
size of the Fund would be maintained at such levels or that the
Fund would continue to meet applicable listing requirements.
Such larger than normal redemptions may cause the Fund to
sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and
liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a
larger cash position than it ordinarily would. These transac-
tions may also accelerate the realization of result in gains for the Fund, which may increase taxable income distributions
to shareholders, if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the
Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the
market price of the shares.

 EVIM-NCSR 3.31.25
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Eaton Vance Short
Duration Income ETF
NASDAQ: EVSD
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2025 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Items 6 and 7 of Form N-CSR:
Portfolio of Investments
...................................................................................
2
Statement of Assets and Liabilities
........................................................................
11
Statement of Operations
..................................................................................
12
Statements of Changes in Net Assets
.....................................................................
13
Financial Highlights
.......................................................................................
14
Notes to Financial Statements
.............................................................................
15
Item 11 of Form N-CSR:
Investment Advisory Agreement Approval
..................................................................
24
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments
Eaton Vance Short Duration Income ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (91.3%)
Asset-Backed Securities ( 23 .1% )
ACHV ABS Trust,
2024-3AL
5.45%, 12/26/31(a) $ 424,506 $ 426,778
2024-3AL
5.68%, 12/26/31(a) 269,000 270,159
ACM Auto Trust,
2024-2A
6.06%, 2/20/29(a) 701,294 703,102
2025-1A
5.38%, 6/20/29(a) 397,119 397,778
2025-1A
7.87%, 11/20/31(a) 1,000,000 1,015,558
Affirm Asset Securitization Trust,
2022-Z1
4.55%, 6/15/27(a) 25,379 25,365
ALTDE Trust,
2025-1A
5.90%, 8/15/50(a) 767,039 777,278
Alterna Funding III LLC,
2024-1A
6.26%, 5/16/39(a) 820,051 827,356
AMSR Trust,
2020-SFR3
2.11%, 9/17/37(a) 975,000 962,988
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 310,112 313,817
Auxilior Term Funding LLC,
2023-1A
6.18%, 12/15/28(a) 603,733 609,389
2024-1A
5.84%, 3/15/27(a) 203,936 205,414
BHG Securitization Trust,
2023-A
5.55%, 4/17/36(a) 527,553 528,441
Cajun Global LLC,
2021-1
3.93%, 11/20/51(a) 1,357,030 1,307,057
Cascade MH Asset Trust,
2022-MH1
4.25%, 8/25/54(a)(b) 1,357,035 1,310,013
Castlelake Aircraft Structured Trust,
2025-1A
5.78%, 2/15/50(a) 1,907,427 1,921,351
CFMT LLC,
2023-HB12
4.25%, 4/25/33(a)(c) 2,025,000 1,985,722
Chesapeake Funding II LLC,
2024-1A
5.52%, 5/15/36(a) 623,885 630,880
Cloud Capital Holdco LP,
2024-1A
5.78%, 11/22/49(a) 780,000 787,708
Cologix Data Centers US Issuer LLC,
2021-1A
3.30%, 12/26/51(a) 1,225,000 1,173,480
Face
Amount Value
Commonbond Student Loan Trust,
2021-AGS
1.20%, 3/25/52(a) $ 711,226 $ 592,031
Crockett Partners Equipment Co. IIA LLC,
2024-1C
6.05%, 1/20/31(a) 435,000 441,395
Crossroads Asset Trust,
2024-A
5.90%, 8/20/30(a) 270,477 274,139
DB Master Finance LLC,
2021-1A
2.05%, 11/20/51(a) 904,613 863,791
Dext ABS LLC,
2023-2
6.56%, 5/15/34(a) 639,083 644,190
Diamond Infrastructure Funding LLC,
2021-1A
1.76%, 4/15/49(a) 600,000 568,650
Domino's Pizza Master Issuer LLC,
2015-1A
4.47%, 10/25/45(a) 463,750 462,844
2018-1A
4.12%, 7/25/48(a) 513,545 511,157
Driven Brands Funding LLC,
2019-2A
3.98%, 10/20/49(a) 1,409,975 1,387,257
ECMC Group Student Loan Trust,
2020-3A
SOFR30A + 1.11%,
5.45%, 1/27/70(a)(c) 440,782 441,958
ELFI Graduate Loan Program LLC,
2021-A
1.53%, 12/26/46(a) 1,032,498 915,672
Falcon Aerospace Ltd.,
2019-1
3.60%, 9/15/39(a) 128,074 123,664
FMC GMSR Issuer Trust,
2020-GT1
4.45%, 1/25/26(a)(c) 1,500,000 1,465,405
2022-GT2
7.90%, 7/25/27(a) 1,600,000 1,634,157
FOCUS Brands Funding LLC,
2017-1A
5.09%, 4/30/47(a) 533,205 528,595
GAIA Aviation Ltd.,
2019-1
3.97%, 12/15/44(a)(b) 381,194 363,515
Gilead Aviation LLC,
2025-1A
5.79%, 3/15/50(a) 630,000 634,573
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 593,365 597,343
2024-2A
5.58%, 6/17/30(a) 181,550 183,776
Goddard Funding LLC,
2024-1A
6.83%, 10/30/54(a) 656,355 665,632

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (23.1%) (cont’d)
Golub Capital Partners ABS Funding Ltd.,
2020-1A
3.21%, 1/22/29(a) $ 421,791 $ 418,051
2021-1A
2.77%, 4/20/29(a) 1,213,797 1,204,245
Horizon Aircraft Finance IV Ltd.,
2024-1
5.38%, 9/15/49(a) 1,101,750 1,091,471
J.P. Morgan Mortgage Trust,
2023-HE2
SOFR30A + 1.70%,
6.04%, 3/20/54(a)(c) 608,555 612,589
2024-HE1
SOFR30A + 1.50%,
5.84%, 8/25/54(a)(c) 307,230 308,596
2024-HE2
SOFR30A + 1.20%,
5.54%, 10/20/54(a)(c) 331,262 333,470
Jersey Mike's Funding LLC,
2019-1A
4.43%, 2/15/50(a) 750,420 742,735
LAD Auto Receivables Trust,
2024-1A
5.23%, 1/18/28(a) 740,000 742,636
Lendbuzz Securitization Trust,
2024-1A
6.19%, 8/15/29(a) 841,015 849,908
2024-3A
4.97%, 10/15/29(a) 393,236 393,677
2025-1A
5.10%, 10/15/30(a) 750,000 751,158
Loanpal Solar Loan Ltd.,
2021-1GS
2.29%, 1/20/48(a) 825,582 670,638
2021-2GS
2.22%, 3/20/48(a) 1,093,481 860,576
Lunar Structured Aircraft Portfolio Notes,
2021-1
2.64%, 10/15/46(a) 1,361,607 1,258,235
MACH 1 Cayman Ltd.,
2019-1
3.47%, 10/15/39(a) 193,551 186,434
MAPS Trust,
2021-1A
2.52%, 6/15/46(a) 227,303 212,141
Monroe Capital ABS Funding Ltd.,
2021-1A
2.82%, 4/22/31(a) 1,104,100 1,088,069
Mosaic Solar Loan Trust,
2020-1A
2.10%, 4/20/46(a) 144,628 127,968
2021-1A
2.05%, 12/20/46(a) 697,713 555,119
Navigator Aviation Ltd.,
2024-1
5.40%, 8/15/49(a) 595,125 591,183
Face
Amount Value
Neighborly Issuer LLC,
2021-1A
3.58%, 4/30/51(a) $ 452,375 $ 426,162
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
7.00%, 7/25/50(a)(c) 507,571 513,796
NRM FNT1 Excess LLC,
2024-FNT1
7.40%, 11/25/31(a)(b) 326,550 331,013
NRZ Excess Spread-Collateralized Notes,
2021-FHT1
3.10%, 7/25/26(a) 361,914 351,733
2021-FNT2
3.23%, 5/25/26(a) 720,951 703,795
2021-GNT1
3.47%, 11/25/26(a) 389,254 375,994
NRZ FHT Excess LLC,
2020-FHT1
4.21%, 11/25/25(a) 163,763 162,287
Octane Receivables Trust,
2021-2A
1.21%, 9/20/28(a) 11,027 10,997
2023-1A
5.87%, 5/21/29(a) 190,853 191,548
Oportun Funding Trust,
2024-3
5.48%, 8/15/29(a) 800,000 801,312
Oportun Issuance Trust,
2021-B
1.96%, 5/8/31(a) 479,021 467,539
2025-A
5.01%, 2/8/33(a) 500,000 500,213
2025-A
5.30%, 2/8/33(a) 274,000 273,417
2025-A
5.89%, 2/8/33(a) 719,000 717,545
Option One Mortgage Loan Trust,
2000-5
CME Term SOFR 1 Month + 0.61%,
4.93%, 8/20/30(c) 25,971 26,275
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 350,030 350,982
Oscar US Funding XVII LLC,
2024-2A
4.63%, 12/10/27(a) 616,032 614,990
Pagaya AI Debt Grantor Trust,
2025-1
5.16%, 7/15/32(a) 530,000 531,019
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 399,582 403,010
2025-1A
5.04%, 7/20/32(a) 430,000 433,339
PK Alift Loan Funding 3 LP,
2024-1
5.84%, 9/15/39(a) 321,176 324,721

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (23.1%) (cont’d)
Planet Fitness Master Issuer LLC,
2024-1A
5.77%, 6/5/54(a) $ 660,680 $ 668,822
PNMAC GMSR Issuer Trust,
2024-GT1
CME Term SOFR 1 Month + 3.20%,
7.52%, 3/25/29(a)(c) 700,000 714,515
Post Road Equipment Finance LLC,
2024-1A
5.59%, 11/15/29(a) 498,590 501,253
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 256,336 257,402
ReadyCap Lending Small Business Loan Trust,
2019-2
US Prime Rate - 0.50%,
7.00%, 12/27/44(a)(c) 31,578 31,517
Research-Driven Pagaya Motor Asset Trust,
2025-1A
5.04%, 6/27/33(a) 950,000 950,180
2025-1A
5.49%, 6/27/33(a) 1,200,000 1,202,094
Sabey Data Center Issuer LLC,
2020-1
3.81%, 4/20/45(a) 107,727 107,566
Santander Bank Auto Credit-Linked Notes,
2022-B
11.91%, 8/16/32(a) 569,650 577,927
ServiceMaster Funding LLC,
2020-1
2.84%, 1/30/51(a) 376,184 347,880
SERVPRO Master Issuer LLC,
2019-1A
3.88%, 10/25/49(a) 1,077,308 1,056,556
Stanwich Mortgage Loan Co. LLC,
2021-NPB1
6.23%, 10/16/26(a)(b) 57,110 57,247
STAR Trust,
2025-SFR5
CME Term SOFR 1 Month + 1.45%,
5.77%, 2/17/42(a)(c) 1,279,000 1,283,621
2025-SFR5
CME Term SOFR 1 Month + 1.95%,
6.27%, 2/17/42(a)(c) 497,000 498,301
Start II Ltd.,
2019-1
4.09%, 3/15/44(a) 1,082,116 1,071,897
Start Ltd.,
2018-1
4.09%, 5/15/43(a) 769,328 757,989
Stream Innovations Issuer Trust,
2024-1A
6.27%, 7/15/44(a) 259,686 271,234
Subway Funding LLC,
2024-3A
5.25%, 7/30/54(a) 626,943 619,080
Face
Amount Value
Sunnova Helios V Issuer LLC,
2021-A
1.80%, 2/20/48(a) $ 733,878 $ 577,872
Theorem Funding Trust,
2022-3A
7.60%, 4/15/29(a) 44,273 44,502
2022-3A
8.95%, 4/15/29(a) 852,000 877,392
2023-1A
7.58%, 4/15/29(a) 61,219 61,592
Tricon Residential Trust,
2025-SFR1
CME Term SOFR 1 Month + 1.60%,
5.90%, 3/17/42(a)(c) 1,620,000 1,620,648
Vantage Data Centers Issuer LLC,
2020-1A
1.65%, 9/15/45(a) 650,000 639,511
VCP RRL ABS I Ltd.,
2021-1A
2.15%, 10/20/31(a) 189,026 181,700
VOLT XCVI LLC,
2021-NPL5
6.12%, 3/27/51(a)(b) 176,510 176,664
Wendy's Funding LLC,
2019-1A
3.78%, 6/15/49(a) 406,430 400,156
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 347,000 347,259
66,892,341
Collateralized Mortgage Obligations — Agency Collateral Series  ( 3 .6% )
FHLMC
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.18%,
6.82%, 6/1/38(c) 35,624 36,375
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.32%,
6.90%, 7/1/38(c) 87,167 89,073
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.32%,
7.00%, 1/1/36(c) 83,271 84,963
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.32%,
7.17%, 3/1/37(c) 105,451 107,811
FHLMC Gold Pool, 30 Year
7.50%, 5/1/35 6,134 6,508
8.00%, 8/1/32 2,896 3,008
8.50%, 8/1/31 3,487 3,686
GNMA I, 30 Year
8.50%, 7/15/30 125 127
GNMA I, Single Family, 30 Year
6.00%, 11/15/38 38,344 39,896
UMBS, 30 Year
6.00%, 9/1/37 21,479 22,669
6.50%, 2/1/28 - 10/1/32 63,093 65,807
7.00%, 7/1/29 - 3/1/37 66,359 69,805
7.50%, 8/1/37 7,582 8,040
8.00%, 4/1/33 12,459 12,961

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Collateralized Mortgage Obligations — Agency Collateral Series  (3.6%)
(cont’d)
8.50%, 10/1/32 $ 6,641 $ 7,004
UMBS, Single Family, 30 Year
5.00%, 4/25/55, TBA 492,000 482,295
5.50%, 4/25/55, TBA 6,103,000 6,096,086
6.00%, 4/25/55, TBA 3,129,000 3,178,379
10,314,493
Commercial Mortgage-Backed Securities ( 13 .5% )
Ajax Mortgage Loan Trust
1.70%, 5/25/59(a)(b) 391,707 364,477
Angel Oak SB Commercial Mortgage Trust
2.07%, 5/25/50(a)(c) 446,786 409,461
BAHA Trust
6.39%, 12/10/41(a)(c) 510,000 528,645
BAMLL Commercial Mortgage Securities Trust
3.47%, 11/5/32(a) 591,000 542,488
BAMLL Trust
CME Term SOFR 1 Month + 2.35%,
6.67%, 8/15/39(a)(c) 534,000 535,670
BF Mortgage Trust
CME Term SOFR 1 Month + 1.50%,
5.82%, 12/15/35(a)(c) 578,000 569,852
BFLD Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
6.16%, 11/15/41(a)(c) 500,000 501,251
BFLD Mortgage Trust
CME Term SOFR 1 Month + 1.89%,
6.21%, 7/15/41(a)(c) 562,000 564,108
BPR Trust
CME Term SOFR 1 Month + 1.90%,
6.22%, 4/15/37(a)(c) 354,000 354,747
Brean Asset-Backed Securities Trust
5.25%, 1/25/63(a)(b) 1,681,956 1,663,553
Bunker Hill Loan Depositary Trust
1.72%, 2/25/55(a)(c) 60,011 58,915
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.81%,
5.13%, 4/15/34(a)(c) 1,100,000 1,082,133
CAMB Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.37%,
5.69%, 12/15/37(a)(c) 1,210,000 1,208,788
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34 28,331 27,686
CSMC Trust
3.53%, 8/15/37(a) 575,000 561,331
3.90%, 4/25/62(a)(c) 1,266,919 1,212,774
CME Term SOFR 1 Month + 3.83%,
8.15%, 8/15/26(a)(c) 237,679 221,679
Extended Stay America Trust
CME Term SOFR 1 Month + 1.49%,
5.81%, 7/15/38(a)(c) 1,039,380 1,039,709
FHLMC Seasoned Credit Risk Transfer Trust
3.00%, 2/25/59 451,335 396,420
FHLMC, REMIC
SOFR30A + 1.00%,
5.32%, 3/25/55(c) 1,347,000 1,348,964
Face
Amount Value
SOFR30A + 1.00%,
5.34%, 3/25/55(c) $ 196,173 $ 196,142
SOFR30A + 1.10%,
5.44%, 5/25/54(c) 766,584 769,717
SOFR30A + 1.43%,
5.77%, 12/25/54(c) 1,382,112 1,386,777
7.50%, 9/15/29 66,928 68,312
FNMA, REMIC
SOFR30A + 0.95%,
5.29%, 1/25/54(c) 645,332 647,572
SOFR30A + 1.30%,
5.64%, 10/25/53(c) 450,219 452,072
FS Commercial Mortgage Trust
7.07%, 11/10/39(a) 920,000 943,938
GNMA
CME Term SOFR 1 Month + 0.39%,
4.70%, 5/20/63(c) 2,518 2,496
CME Term SOFR 1 Month + 0.56%,
4.87%, 5/20/62(c) 84 84
CME Term SOFR 1 Month + 0.61%,
4.92%, 3/20/61(c) 22,762 22,807
CME Term SOFR 1 Month + 0.67%,
4.98%, 9/20/62(c) 50,961 50,930
CME Term SOFR 1 Month + 0.71%,
5.02%, 1/20/64(c) 14,485 14,528
SOFR30A + 0.90%,
5.24%, 7/20/53(c) 2,181,118 2,180,782
SOFR30A + 1.05%,
5.39%, 12/20/54(c) 2,011,296 2,017,235
Great Wolf Trust
CME Term SOFR 1 Month + 1.54%,
5.86%, 3/15/39(a)(c) 891,000 892,599
Hawaii Hotel Trust
CME Term SOFR 1 Month + 1.39%,
5.71%, 3/15/42(a)(c) 520,000 518,055
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.96%, 6/15/41(a)(c) 322,500 323,710
CME Term SOFR 1 Month + 1.99%,
6.31%, 6/15/41(a)(c) 660,000 662,475
Hudson Yards Mortgage Trust
6.34%, 1/13/40(a)(c) 1,075,000 1,093,822
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
6.16%, 9/15/41(a)(c) 380,000 380,476
CME Term SOFR 1 Month + 2.84%,
7.16%, 9/15/41(a)(c) 297,000 297,370
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 2.25%,
6.55%, 3/15/42(a)(c) 1,976,000 1,967,377
JW Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.94%,
6.26%, 6/15/39(a)(c) 436,000 436,682
LHOME Mortgage Trust
7.02%, 1/25/29(a)(b) 610,000 617,967
Marlette Funding Trust
7.20%, 4/15/33(a) 1,730,900 1,758,219

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (13.5%) (cont’d)
MFA Trust
6.33%, 9/25/54(b) $ 483,494 $ 487,272
New Residential Mortgage Loan Trust
3.75%, 5/28/52(a)(c) 24,660 23,347
3.75%, 8/25/55(a)(c) 57,023 54,148
3.82%, 9/25/57(a)(c) 151,650 140,055
NJ
6.28%, 3/5/35(a)(c) 540,000 542,756
NRM FHT1 Excess Owner LLC
6.55%, 3/25/32(a)(b) 525,000 523,673
NRTH Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.96%, 3/15/39(a)(c) 480,000 481,200
NYC Trust
CME Term SOFR 1 Month + 1.99%,
6.31%, 8/15/29(a)(c) 725,000 727,493
Oceanview Mortgage Loan Trust
1.73%, 5/28/50(a)(c) 144,217 135,035
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.81%, 12/15/39(a)(c) 712,000 714,226
CME Term SOFR 1 Month + 2.79%,
7.11%, 12/15/39(a)(c) 254,000 254,794
PRM5 Trust
5.25%, 3/10/33(a)(c) 600,000 590,185
Radnor Re Ltd.
SOFR30A + 2.70%,
7.04%, 7/25/33(a)(c) 707,632 712,153
Reach Abs Trust
6.30%, 2/18/31(a) 145,113 146,175
ROCK Trust
5.39%, 11/13/41(a) 595,000 600,411
SDR Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.74%,
6.06%, 5/15/39(a)(c) 437,000 435,364
Sequoia Mortgage Trust
CME Term SOFR 1 Month + 0.73%,
5.05%, 8/20/34(c) 50,936 47,490
SHR Trust
CME Term SOFR 1 Month + 1.95%,
6.27%, 10/15/41(a)(c) 500,000 501,875
Silver Hill Trust
3.10%, 11/25/49(a)(c) 111,497 111,327
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.91%, 6/15/39(a)(c) 375,000 374,768
TYSN Mortgage Trust
6.58%, 12/10/33(a)(c) 540,000 565,184
39,063,726
Corporate Bonds ( 40 .4% )
Aerospace & Defense (0.7%)
BAE Systems plc
5.00%, 3/26/27(a) 686,000 692,217
Boeing Co. (The)
6.30%, 5/1/29 1,035,000 1,085,839
Face
Amount Value
7.25%, 6/15/25 $ 410,000 $ 411,814
2,189,870
Air Freight & Logistics (0.1%)
Cargo Aircraft Management, Inc.
4.75%, 2/1/28(a) 446,000 446,185
Automobiles (0.4%)
General Motors Co.
6.80%, 10/1/27 1,089,000 1,133,904
Banks (14.5%)
Banco Santander SA
4.18%, 3/24/28(c) 1,043,000 1,032,791
6.61%, 11/7/28 1,805,000 1,918,717
Bank of America Corp.
4.38%, 4/27/28(c) 3,498,000 3,484,018
5.08%, 1/20/27(c) 1,320,000 1,324,952
Bank of Ireland Group plc
6.25%, 9/16/26(a)(c) 1,470,000 1,480,264
Barclays plc
5.30%, 8/9/26(c) 1,601,000 1,604,131
BNP Paribas SA
5.13%, 1/13/29(a)(c)(d) 1,833,000 1,853,012
BPCE SA
5.88%, 1/14/31(a)(c) 1,824,000 1,868,991
6.71%, 10/19/29(a)(c) 799,000 841,883
CaixaBank SA
5.67%, 3/15/30(a)(c)(d) 1,439,000 1,476,457
Canadian Imperial Bank of Commerce
4.86%, 3/30/29(c) 665,000 667,556
Citigroup, Inc.
5.61%, 9/29/26(c) 450,000 452,190
First Horizon Corp.
5.51%, 3/7/31(c) 600,000 603,224
HSBC Holdings plc
5.60%, 5/17/28(c) 1,070,000 1,087,859
Intesa Sanpaolo SpA
5.71%, 1/15/26(a) 2,315,000 2,321,867
7.00%, 11/21/25(a) 1,096,000 1,110,093
JPMorgan Chase & Co.
5.57%, 4/22/28(c) 893,000 910,946
6.09%, 10/23/29(c) 1,966,000 2,058,740
National Bank of Canada
4.70%, 3/5/27(c) 650,000 650,823
PNC Financial Services Group, Inc. (The)
5.30%, 1/21/28(c) 1,265,000 1,282,676
5.49%, 5/14/30(c) 1,487,000 1,527,009
Royal Bank of Canada
4.97%, 5/2/31(c) 1,453,000 1,460,564
Societe Generale SA
5.63%, 1/19/30(a)(c)(d) 1,098,000 1,117,475
Swedbank AB
6.14%, 9/12/26(a) 1,466,000 1,500,847
Synovus Bank
5.63%, 2/15/28 687,000 690,440
Synovus Financial Corp.
5.20%, 8/11/25 250,000 249,856
6.17%, 11/1/30(c) 811,000 821,598

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (40.4%) (cont’d)
Truist Financial Corp.
6.05%, 6/8/27(c) $ 743,000 $ 755,581
U.S. Bancorp
5.10%, 7/23/30(c)(d) 1,250,000 1,265,149
UniCredit SpA
2.57%, 9/22/26(a)(c) 2,326,000 2,300,588
Wells Fargo & Co.
5.24%, 1/24/31(c) 1,601,000 1,628,183
Westpac New Zealand Ltd.
5.13%, 2/26/27(a) 625,000 633,402
41,981,882
Capital Markets (5.2%)
Antares Holdings LP
2.75%, 1/15/27(a)(d) 923,000 878,944
Blue Owl Credit Income Corp.
6.60%, 9/15/29(a) 560,000 569,307
Charles Schwab Corp. (The)
5.88%, 8/24/26 600,000 611,281
CI Financial Corp.
3.20%, 12/17/30 1,011,000 883,538
Citadel LP
6.00%, 1/23/30(a) 1,273,000 1,294,325
Deutsche Bank AG
5.37%, 1/10/29(c)(d) 1,440,000 1,456,134
Goldman Sachs Bank USA
5.41%, 5/21/27(c) 1,851,000 1,868,777
Goldman Sachs Group, Inc. (The)
5.80%, 8/10/26(c) 965,000 968,953
HAT Holdings I LLC
3.75%, 9/15/30(a) 385,000 342,561
LPL Holdings, Inc.
4.00%, 3/15/29(a) 610,000 584,523
Macquarie Group Ltd.
5.11%, 8/9/26(a)(c) 1,097,000 1,098,431
Marex Group plc
6.40%, 11/4/29(d) 579,000 588,892
Nuveen LLC
5.55%, 1/15/30(a) 450,000 464,159
Oaktree Strategic Credit Fund
6.50%, 7/23/29 190,000 194,102
8.40%, 11/14/28 130,000 140,835
UBS Group AG
4.25%, 3/23/28(a) 3,109,000 3,070,446
15,015,208
Chemicals (0.3%)
Celanese US Holdings LLC
6.17%, 7/15/27(b) 841,000 855,461
Consumer Finance (2.5%)
Aircastle Ltd.
5.75%, 10/1/31(a) 752,000 767,249
Ally Financial, Inc.
6.85%, 1/3/30(c) 1,371,000 1,432,494
American Express Co.
5.09%, 1/30/31(c) 368,000 372,768
Ford Motor Credit Co. LLC
3.38%, 11/13/25 1,400,000 1,383,420
Face
Amount Value
6.80%, 11/7/28 $ 1,725,000 $ 1,774,891
General Motors Financial Co., Inc.
5.40%, 4/6/26 656,000 658,929
5.63%, 4/4/32 843,000 834,139
7,223,890
Diversified REITs (0.3%)
VICI Properties LP
3.88%, 2/15/29(a) 1,043,000 997,229
Electric Utilities (0.7%)
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/25 1,165,000 1,169,831
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(a)(d) 795,000 765,669
1,935,500
Electronic Equipment, Instruments & Components (0.8%)
Arrow Electronics, Inc.
5.15%, 8/21/29 250,000 251,343
Vontier Corp.
1.80%, 4/1/26 2,061,000 2,001,129
2,252,472
Entertainment (0.8%)
Warnermedia Holdings, Inc.
3.76%, 3/15/27 2,425,000 2,366,011
Financial Services (3.2%)
Enact Holdings, Inc.
6.25%, 5/28/29 2,119,000 2,175,294
Essent Group Ltd.
6.25%, 7/1/29 1,038,000 1,069,768
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34(a)(d) 1,138,000 1,125,535
MGIC Investment Corp.
5.25%, 8/15/28 742,000 734,645
Radian Group, Inc.
4.88%, 3/15/27 1,677,000 1,677,153
Rocket Mortgage LLC
3.63%, 3/1/29(a)(d) 635,000 586,102
Synchrony Bank
5.40%, 8/22/25 1,867,000 1,869,655
9,238,152
Gas Utilities (0.1%)
Ferrellgas LP
5.38%, 4/1/26(a) 462,000 457,686
Health Care Providers & Services (1.1%)
Centene Corp.
4.63%, 12/15/29 825,000 791,029
HCA, Inc.
5.50%, 3/1/32 942,000 951,478
5.88%, 2/15/26 1,320,000 1,325,317
3,067,824
Hotels, Restaurants & Leisure (0.4%)
Las Vegas Sands Corp.
5.90%, 6/1/27 1,047,000 1,064,168

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (40.4%) (cont’d)
Insurance (2.5%)
American National Global Funding
5.55%, 1/28/30(a) $ 878,000 $ 894,776
American National Group, Inc.
5.75%, 10/1/29 552,000 556,828
6.14%, 6/13/32(a) 171,000 173,607
Athene Global Funding
4.95%, 1/7/27(a) 992,000 995,905
5.52%, 3/25/27(a) 1,427,000 1,451,023
5.62%, 5/8/26(a) 984,000 994,495
Global Atlantic Fin Co.
4.40%, 10/15/29(a) 1,594,000 1,541,166
NLG Global Funding
5.40%, 1/23/30(a) 518,000 527,693
7,135,493
IT Services (0.3%)
Kyndryl Holdings, Inc.
3.15%, 10/15/31 896,000 787,216
Media (1.4%)
Charter Communications Operating LLC
4.91%, 7/23/25 810,000 809,851
6.10%, 6/1/29 2,004,000 2,069,951
Discovery Communications LLC
3.95%, 3/20/28 415,000 398,898
Videotron Ltd.
3.63%, 6/15/29(a) 709,000 669,531
3,948,231
Multi-Utilities (0.7%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(b) 2,111,000 2,123,833
Oil, Gas & Consumable Fuels (0.6%)
Energy Transfer LP
5.25%, 7/1/29 368,000 373,498
ONEOK, Inc.
5.38%, 6/1/29(d) 770,000 782,172
TerraForm Power Operating LLC
5.00%, 1/31/28(a) 614,000 594,831
1,750,501
Passenger Airlines (1.3%)
A/S Mileage Plan IP Ltd.
5.02%, 10/20/29(a) 861,000 843,676
5.31%, 10/20/31(a)(d) 190,000 185,869
American Airlines, Inc.
5.50%, 4/20/26(a) 677,292 675,952
Delta Air Lines, Inc.
4.75%, 10/20/28(a) 1,514,000 1,508,178
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a) 445,240 443,738
3,657,413
Professional Services (0.3%)
Concentrix Corp.
6.65%, 8/2/26 1,013,000 1,033,719
Face
Amount Value
Semiconductors & Semiconductor Equipment (0.5%)
Foundry JV Holdco LLC
5.90%, 1/25/33(a) $ 1,395,000 $ 1,420,829
Specialized REITs (0.6%)
EPR Properties
3.75%, 8/15/29 451,000 423,062
4.50%, 4/1/25 - 6/1/27 365,000 362,640
4.95%, 4/15/28 869,000 860,925
1,646,627
Specialty Retail (0.3%)
Lithia Motors, Inc.
3.88%, 6/1/29(a) 865,000 792,786
Technology Hardware, Storage & Peripherals (0.2%)
Seagate HDD Cayman
9.63%, 12/1/32 628,000 707,007
Tobacco (0.4%)
Imperial Brands Finance plc
5.50%, 2/1/30(a) 1,157,000 1,183,568
Transportation Infrastructure (0.2%)
Seaspan Corp.
5.50%, 8/1/29(a) 651,000 590,494
117,003,159
Sovereign ( 0 .4% )
Petroleos Mexicanos
6.50%, 3/13/27 1,142,000 1,117,997
U.S. Government and Agency Securities ( 10 .3% )
U.S. Treasury Bond
6.25%, 5/15/30 957,000 1,057,597
U.S. Treasury Notes
4.13%, 3/31/29 4,517,000 4,550,789
4.25%, 5/31/25 148,000 148,011
4.50%, 5/31/29 4,751,000 4,854,835
4.63%, 6/30/26 17,870,700 18,005,777
4.88%, 5/31/26 1,358,000 1,370,997
29,988,006
Total Fixed Income Securities
(Cost $263,343,460)
264,379,722
–
Shares
Investment Companies ( 2 .6% )
Eaton Vance Floating-Rate ETF
(See Note G) 121,056 5,986,220
Eaton Vance Ultra-Short Income ETF
(See Note G) 27,000 1,371,465
Total Investment Companies
(Cost $7,474,173)
7,357,685
Short-Term Investments ( 11 .0% )
Investment Company ( 9 .4% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.27%
(See Note G)
(Cost $27,307,164)
27,307,164 27,307,164

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Security held as Collateral on Loaned Securities ( 1 .1% )
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.27%
(See Note G)
(Cost $3,049,525)
3,049,525 $ 3,049,525
Face
Amount
U.S. Government and Agency Security ( 0 .5% )
U.S. Treasury Bill
4.21%, 5/6/25(e)
(Cost $1,523,643)
$ 1,530,000 1,523,705
Total Short-Term Investments
(Cost $31,880,332)
31,880,394
Total Investments ( 104 .9% )
( Cost $ 302,697,965 ) including
$ 4,884,991 of Securities Loaned (f) (g) 303,617,801
Liabilities in Excess of Other Assets (-4.9%)
(14,194,456)
Net Assets (100.0%) $289,423,345
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.
(c) Floating or variable rate securities: The rates disclosed are as of
March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d) All or a portion of this security was on loan at March 31, 2025.
(e) All or a portion of the security pledged as collateral for futures contracts.
(f) At March 31, 2025, the aggregate cost for federal income tax purposes is $302,697,965. The aggregate gross unrealized
appreciation is $2,471,472 and the aggregate gross unrealized depreciation is $1,551,636, resulting in net unrealized appreciation of $919,836.
(g) Securities are available for collateral in connection with open futures contracts.
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SDR Swedish Depositary Receipt
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA To Be Announced; Security is subject to delayed delivery
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (1.1)%
Collateralized Mortgage Obligations — Agency Collateral Series - (1.1)%
UMBS, Single Family, 30 Year, 6.00%, TBA, 4/25/55 $ (3,129,000) $ (3,178,380)
Total Securities Sold Short (proceeds $3,176,424) $ (3,178,380)
Futures Contracts:
The Fund had the following futures contracts open at March 31, 2025:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
Long:
U.S. Treasury 2 Year Notes 435 Jun-25 $ 87,000,000 $ 90,119,766 $ 448,592
U.S. Treasury 5 Year Notes 190 Jun-25 19,000,000 20,549,688 17,346
Short:
U.S. Treasury 10 Year Notes 140 Jun-25 (14,000,000) (15,570,625) (191,142)
U.S. Treasury 10 Year Ultra Bonds 13 Jun-25 (1,300,000) (1,483,625) (22,433)
$ 252,363

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Portfolio Composition*
Classification
Percentage of Total
Investments
Other** 26 .1%
Asset-Backed Securities 22 .3
Banks 14 .0
Commercial Mortgage-Backed Securities 13 .0
U.S. Government and Agency Securities 10 .0
Short-Term Investments 9 .6
Capital Markets 5 .0
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31,
2025.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of
$ 127,723,704 and net unrealized appreciation of $ 252,363 .

Semi-Annual Report — March 31, 2025 (unaudited)
Eaton Vance Short Duration Income ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2025
Assets:
Investments in Securities of Unaffiliated Issuers, at Value
(1)
(Cost $264,867,103) $ 265,903,427
Investment in Security of Affiliated Issuers, at Value (Cost $37,830,862) 37,714,374
Total Investments in Securities, at Value (Cost $302,697,965) 303,617,801
Due from Custodian 1,348,194
Receivable for Investments Sold 8,571,509
Interest Receivable 2,084,198
Dividends Receivable 124,297
Receivable from Securities Lending Income 728
Affiliate Fund Waiver 3,393
Total Assets
315,750,120
Liabilities:
Securities Sold Short, at Value (proceeds $3,176,424) 3,178,380
Collateral on Securities Loaned, at Value 3,049,525
Payable for Investments Purchased 18,666,146
Payable for Management Fee 53,261
Payable for Variation Margin on Futures Contracts 16,323
Payable for Dividends to Shareholders 1,153,208
Payable to Bank 21
Reorganization Expenses 209,911
Total Liabilities
26,326,775
Net Assets
$ 289,423,345
Net Assets Consist of:
Paid-in-Capital $ 304,775,455
Total Accumulated Loss (15,352,110)
Net Assets
$ 289,423,345
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 5,703,924
Net Asset Value Per Share
$ 50 .74
(1)
Including:
—
Securities on Loan, at Value: $ 4,884,991

Semi-Annual Report — March 31, 2025 (unaudited)
Eaton Vance Short Duration Income ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2025
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 5,215,747
Dividends from Security of Affiliated Issuers (Note G) 497,922
Income from Securities Loaned - Net 381
Total Investment Income 5,714,050
Expenses:
Management Fee (Note B) 261,508
Total Expenses 261,508
Rebate from Morgan Stanley Affiliates (Note G) (25,034)
Net Expenses 236,474
Net Investment Income
5,477,576
Realized Gain (Loss):
Investments Sold 109,856
Investments in Affiliates (15,506)
Futures Contracts 186,040
Net Realized Gain 280,390
Change in Unrealized Appreciation (Depreciation):
Investments (344,105)
Investments in Affiliates (80,956)
Foreign Currency Translation (1,956)
Futures Contracts 146,911
Net Change in Unrealized Appreciation (Depreciation) (280,106)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)

Net Increase in Net Assets Resulting from Operations $ 5,477,860

Semi-Annual Report — March 31, 2025
Eaton Vance Short Duration Income ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
*
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 5,477,576  $ 9,925,441
Net Realized Gain (Loss) 280,390  (10,974,293)
Net Change in Unrealized Appreciation (Depreciation) (280,106) 23,326,507
Net Increase in Net Assets Resulting from Operations 5,477,860  22,277,655
Dividends and Distributions to Shareholders:
Dividends and Distributions (5,488,161) (10,744,586)
Total Dividends and Distributions to Shareholders (5,488,161) (10,744,586)
Capital Share Transactions:
(1)
Subscribed 17,723,956  24,103,512
Subscribed In-Kind 93,601,120  1,270,804
Distributions Reinvested –  7,736,546
Redeemed –  (222,571,263)
Redeemed In-Kind –  (13,754,820)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions 111,325,076  (203,215,221)
Total Increase (Decrease) in Net Assets 111,314,775  (191,682,152)
Net Assets:
Beginning of Period 178,108,570  369,790,722
End of Period $ 289,423,345  $ 178,108,570
Capital Share Transactions:
Beginning of Period 3,503,924  7,589,568
Shares Subscribed 350,000  486,506
Shares Subscribed In-Kind 1,850,000  25,000
Shares Issued on Distributions Reinvested –  156,772
Shares Redeemed –  (4,478,922)
Shares Redeemed In-Kind –  (275,000)
Shares Outstanding, End of Period Net Increase in 5,703,924  3,503,924
* The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust  -  Short Duration Municipal Income Portfolio (“Predecessor
Fund”) in a reorganization that occurred as of the close of business on June 14, 2024 (“Reorganization”). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, has been retroactively adjusted to reflect the
Reorganization. See Notes to Financial Statements for further Information on the Reorganization.
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the
Financial Statements.

Semi-Annual Report — March 31, 2025
Financial Highlights
Eaton Vance Short Duration Income ETF
14
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months
Ended
March 31,
2025
(unaudited)
Year Ended September 30,
2024
(1)
2023
(1)
2022
(1)
2021
(1)
2020
(1)
Net Asset Value, Beginning of Period
(2)
$50.83 $48.76 $48.14 $51.74 $51.62 $ 51.19
Income (Loss) from Investment Operations:
(2)
— — — — — —
Net Investment Income
(3)
1.27 0.45 1.37 0.75 0.62 1.06
Net Realized and Unrealized Gain (Loss) (0.14) 2.68 0.61 (3.60) 0.18 0.55
Total from Investment Operations 1.13 3.13 1.98 (2.85) 0.80 1.61
Distributions from and/or in Excess of:
(2)
— — — — — —
Net Investment Income (1.22) (1.06) (1.30) (0.75) (0.68) (1.18)
Net Realized Gain — — (0 .06) — — —
Total Distributions (1.22) (1.06) (1.36) (0.75) (0.68) (1.18)
Net Asset Value, End of Period
(2)
$50.74 $50.83 $48.76 $48.14 $51.74 $51.62
Total Return
(4) (5)
2.26%
(6)
8.94% 4.19% (5.62)% 1.57% 3.20%
Ratios to Average Net Assets and Supplemental Data:
$289,423 $178,109 $— $— $— $—
Net Assets, End of Period (Thousands) $289,423 $178,109 $160,099 $178,175 $255,659 $233,816
Ratio of Expenses Before Expense Limitation 0.24%
(8)
0.58% 0.47% 0.44% 0.45% 0.53%
Ratio of Expenses After Expense Limitation
(7)
0.22%
(8)
0.27% 0.30% 0.30% 0.30% 0.29%
Ratio of Net Investment Income
(7)
5.03%
(8)
4.04% 2.76% 1.48% 1.25% 2.12%
Ratio of Rebate from Morgan Stanley Affiliates 0.02%
(8)
0.01% 0.00%
(9)
0.00%
(9)
0.00%
(9)
0.01%
Portfolio Turnover Rate
(10)
63%
(6)
117% 26% 53% 53% 74%
(1) The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust  - Short Duration Income Portfolio (“Predecessor Fund”) in a
reorganization that occurred as of the close of business on June 14, 2024 (“Reorganization”). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares and has been retroactively adjusted to reflect the Reorganization. See Notes to Financial Statements for further Information on the Reorganization.
(2) Per share amounts reflect the conversion of the Predecessor Fund into the Fund as of the close of June 14, 2024.
(3) Per share amount is based on average shares outstanding.
(4) Calculated based on the net asset value as of the last business day of the period.
(5) The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Predecessor Fund's historical performance and the performance information reflects that of the Class I shares of the Predecessor Fund.
(6) Not annualized.
(7) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(8) Annualized.
(9) Amount is less than 0.005%.
(10) In-kind transactions are not included in portfolio turnover calculations.

15
Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Eaton
Vance Short Duration Income ETF (the “Fund”) which seeks
to provide above-average total return over a market cycle of three to five years. The Fund is diversified.
At a meeting held on December 6, 2023, the Board of Trust-
ees (the "Trustees") of the Trust unanimously approved the
reorganization of the Predecessor Fund into an exchange-trad-
ed fund ("ETF"), which will be managed by Morgan Stanley
Investment Management Inc. (the "Adviser"). On June 14,
2024, pursuant to the Plan of Reorganization, approved by
the shareholders of the Predecessor Fund on March 15, 2024,
the Predecessor Fund was converted into an ETF, the Fund
with the identical investment objectives and similar principal investment strategies as the Predecessor Fund (the "Reorgani-
zation"). This tax-free acquisition of the Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Predecessor Fund's accounting and financial history. Predecessor Fund shareholders became
shareholders of the Fund and received shares of the Fund with an aggregate value equal to the aggregate net asset value of the
Predecessor Fund shares held immediately prior to the Reorga-
nization.
The assets and liabilities of the Predecessor Fund's shares were transferred in exchange for Fund Shares, in a tax-free exchange as follows:
For financial reporting purposes, assets received and shares is-
sued by the Fund were recorded at fair value and the cost basis of the investments received from the Predecessor Fund were
carried forward to the Fund.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) fixed income securities may
be valued by an outside pricing service/vendor approved
by the Trustees. The pricing service/vendor may employ
a pricing model that takes into account, among other
things, bids, yield spreads and/or other market data and
specific security characteristics. If the Adviser, a whol-
ly-owned subsidiary of Morgan Stanley, determines that
the price provided by the outside pricing service/vendor
or exchange does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide
a price, prices from brokers/dealers may also be utilized.
In these circumstances, the value of the security will be
the mean of bid and asked prices obtained from reputa-
ble brokers/dealers; (2) when market quotations are not
readily available, as defined by Rule 2a-5 under the Act,
including circumstances under which the Adviser deter-
mines that the closing price, last sale price or the mean
between the last reported bid and asked prices are not
reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith
under procedures established by and under the general
Portfolio
Shares
outstanding
before the
Conversion
Shares
outstanding
immediately
after the
Conversion
Aggregate
net assets
before the
Conversion
Aggregate
net assets
immediately
after the
Conversion
Acquired
Portfolio
*
23,287,610 -0- $187,695,023
+
-0-
The Fund -0- 3,753,924 -0- $187,695,459
* Represents the accounting survivor.
+ Includes unrealized depreciation on investments of $2,320,421 with a fair value of $174,066,222 and identified cost of $176,386,643.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
supervision of the Trustees; (3) futures are valued at the
settlement price on the exchange on which they trade or,
if a settlement price is unavailable, at the last sale price on the exchange; (4) investments in mutual funds, including
the Morgan Stanley Institutional Liquidity Funds, are val-
ued at the net asset value (“NAV”) as of the close of each
business day; and (5) investments in ETFs are valued at
market price.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2025:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 66,892 $ — $ 66,892
Collateralized
Mortgage
Obligations —
Agency Collateral
Series — 10,314 — 10,314
Commercial
Mortgage-Backed
Securities — 39,064 — 39,064
Corporate Bonds — 117,004 — 117,004
Sovereign — 1,118 — 1,118
U.S. Government and
Agency Securities — 29,988 — 29,988
— — — —
Total Fixed Income
Securities — 264,380 — 264,380
Investment
Companies
7,357 — — 7,357
Short-Term Investments
Investment Company 30,357 — — 30,357

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Securities Lending:
The Fund lends securities to qual-
ified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair
value of the securities loaned that might occur and any
interest earned or dividends declared on those securities
during the term of the loan would remain in the Fund.
The Fund would receive cash or securities as collateral in
an amount equal to or exceeding 100% of the current fair
value of the loaned securities. The collateral is marked-
to-market daily by JPMorgan Chase Bank N.A. (“JP-
Morgan”), the securities lending agent, to ensure that a
minimum of 100% collateral coverage is maintained.
Based on pre-established guidelines, the securities lending
agent invests any cash collateral that is received in an
affiliated money market portfolio. Securities lending
income is generated from the earnings on the invested
collateral and borrowing fees, less any rebates owed to the
borrowers and compensation to the lending agent, and is
recorded as “Income from Securities Loaned — Net” in
the Fund’s Statement of Operations. Risks in securities
lending transactions are that a borrower may not provide
additional collateral when required or return the securities when due, and that the value of the short-term invest-
ments will be less than the amount of cash collateral plus
any rebate that is required to be returned to the borrower.
The Fund has the right under the securities lending
agreement to recover the securities from the borrower on
demand.
The following table presents financial instruments that are
subject to enforceable netting arrangements as of March
31, 2025:
FASB ASC 860, "Transfers & Servicing: Repur-
chase-to-Maturity Transactions, Repurchase Financings,
and Disclosures", is intended to provide increased trans-
parency about the types of collateral pledged in securities
lending transactions and other similar transactions that
are accounted for as secured borrowings.
The following table displays a breakdown of transactions
accounted for as secured borrowings, the gross obligations
by class of collateral pledged and the remaining contrac-
tual maturity of those transactions as of March 31, 2025:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
U.S. Government and
Agency Security $ — $ 1,524 $ — $ 1,524
Total Short-Term
Investments 30,357 1,524 — 31,881
Futures Contracts
466 — — 466
Total Assets $38,180 $265,904 $— $304,084
Liabilities:
TBA sales commitments:
Collateralized
Mortgage
Obligations —
Agency Collateral
Series — (3,178) — (3,178)
Futures Contracts
(214) — — (214)
Total Liabilities
$(214) $(3,178) $— $(3,392)
Total $37,966 $262,726 $— $300,692
Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset
Amount
Presented in the
Statement of
Assets and
Liabilities
(000)
Financial
Instrument
(000)
Collateral
Received
(000)
Net Amount
(not less
than $0)
(000)
$4,885(a) $– $4,885(b)(c) $–
(a) Represents market value of loaned securities at period end.
(b) The Fund received cash collateral of $3,049,525, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $1,993,996 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(c) The actual collateral received is greater than the amount shown here due to overcollateralization.
Remaining Contractual Maturity of the Agreements
Overnight
and
Continuous
(000)
<30 days
(000)
Between
30 &
90 days
(000)
>90 Days
(000)
Total
(000)
Securities
Lending
Transactions
Common Stocks $3,050 $— $— $— $3,050
Total Borrowings $3,050 $— $— $— $3,050
Gross amount
of recognized
liabilities for
securities
lending
transactions $3,050

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
4. Derivatives:
The Fund may, but is not required to, use
derivative instruments for a variety of purposes, including
hedging, risk management, portfolio management or to
earn income. Derivatives are financial instruments whose
value is based, in part, on the value of an underlying
asset, interest rate, index or financial instrument. Prevail-
ing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A deriva-
tive instrument often has risks similar to its underlying
asset and may have additional risks, including imperfect
correlation between the value of the derivative and the
underlying asset, risks of default by the counterparty to
certain transactions, magnification of losses incurred due
to changes in the market value of the securities, instru-
ments, indices or interest rates to which the derivative
instrument relates, risks that the transactions may not
be liquid and risks arising from margin requirements,
risks arising from mispricing or valuation complexity and
operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than,
the risks associated with other portfolio investments.
Derivatives may involve the use of highly specialized
instruments that require investment techniques and risk
analyses different from those associated with other port-
folio investments. All of the Fund’s holdings, including
derivative instruments, are marked-to-market each day
with the change in value reflected in unrealized appreci-
ation (depreciation). Upon disposition, a realized gain or
loss is recognized.
Certain derivative transactions may give rise to a form of
leverage. Leverage magnifies the potential for gain and the
risk of loss. Leverage associated with derivative transac-
tions may cause the Fund to liquidate portfolio positions
when it may not be advantageous to do so to satisfy its
obligations or may cause the Fund to be more volatile
than if the Fund had not been leveraged. Although the
Adviser seeks to use derivatives to further the Fund’s
investment objectives, there is no assurance that the use
of derivatives will achieve this result.
Following is a description of the derivative instruments
and techniques that the Fund used during the period and
their associated risks:
Futures: A futures contract is a standardized, exchange
traded agreement to buy or sell a specific quantity of
an underlying asset, reference rate or index at a specif-
ic price at a specific future time. The value of a futures
contract tends to increase and decrease in tandem with
the value of the underlying instrument. Depending on
the terms of the particular contract, futures contracts are
settled through either physical delivery of the underlying
instrument on the settlement date or by payment of a
cash settlement amount on the settlement date. During
the period the futures contract is open, payments are
received from or made to the broker based upon changes
in the value of the contract (the variation margin) and are
recorded as unrealized gains or losses by the Fund.  Gains
(losses) are realized upon the expiration or closing of the
futures contract. A decision as to whether, when and
how to use futures contracts involves the exercise of skill
and judgment and even a well-conceived futures trans-
action may be unsuccessful because of market behavior
or unexpected events. In addition to the derivatives risks
discussed above, the prices of futures contracts can be
highly volatile, using futures contracts can lower total
return and the potential loss from futures contracts can
exceed the Fund’s initial investment in such contracts. No
assurance can be given that a liquid market will exist for
any particular futures contract at any particular time.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”),
is intended to improve financial reporting about deriv-
ative instruments by requiring enhanced disclosures to
enable investors to better understand how and why the
Fund uses derivative instruments, how these derivative
instruments are accounted for and their effects on the
Fund’s financial position and results of operations.
The following tables set forth the fair value of the Fund’s
derivative contracts by primary risk exposure as of March
31, 2025:
Asset Derivatives
Statement of Assets
and Primary Risk
Liabilities Location Exposure Value
Futures Contracts
Variation Margin on
Futures Contracts
Interest Rate
Risk $465,938(a)
Liability Derivatives
Statement of Assets
and Primary Risk
Liabilities Location Exposure Value
Futures Contracts
Variation Margin on
Futures Contracts
Interest Rate
Risk $(213,575)(a)
(a) This Amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of investments. The Statement of Assets and
Liabilities only reflects the current day's net variation margin.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
The following tables set forth by primary risk exposure
the Fund’s realized gains (losses) and change in unrealized
appreciation (depreciation) by type of derivative contract
for the six months ended  March 31, 2025 in accordance
with ASC 815:
For the six months ended March 31, 2025, the approx-
imate average monthly amount outstanding for each
derivative type is as follows:
5. When Issued/Delayed Delivery Securities:
 The
Fund purchases and sells when-issued and delayed deliv-
ery securities. Securities purchased on a when-issued or
delayed delivery basis are purchased for delivery beyond
the normal settlement date at a stated price and yield, and
no income accrues to the Fund on such securities prior
to delivery date. Payment and delivery for when-issued
and delayed delivery securities can take place a month or
more after the date of the transaction. When the Fund
enters into a purchase transaction on a when-issued or de-
layed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund’s commit-
ments to purchase such securities. Purchasing securities
on a when- issued or delayed delivery basis may involve a
risk that the market price at the time of delivery may be
lower than the agreed upon purchase price, in which case
there could be an unrealized loss at the time of delivery.
Purchasing investments on a when-issued or delayed
delivery basis may be considered a form of leverage which
may increase the impact that gains (losses) may have on
the Fund.
6. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
7. Dividends and Distributions to Shareholders:
Div-
idends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
8. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
9. Segment Reporting:
During the reporting period, the
Fund adopted FASB Accounting Standards Update No.
2023-07, Segment Reporting (Topic 280): Improvements
to Reportable Segment Disclosures, (ASU 2023-07), which
requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single report-
able segment, an investment company whose investment
objective is included at the beginning of the Notes to the
Financial Statements. In connection with the adoption
of ASU 2023-07, the Fund’s President acts as the Fund’s
Chief Operating Decision Maker ("CODM"), who is
responsible for assessing the performance of the Fund’s
single segment and deciding how to allocate the segment’s
resources. To perform this function, the CODM reviews
the information in the Fund’s financial statements.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.24% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees,
Realized Gain (Loss)
Primary Risk Exposure Derivative Type Value
Interest Rate Risk Futures Contracts $ 186,040
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure Derivative Type Value
Interest Rate Risk Futures Contracts $146,911
Futures Contracts:
Average monthly notional value ................... $107,903,500

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
20
Morgan Stanley ETF Trust
if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 25,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund’s Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the Nasdaq Stock Market (“NASDAQ”)
and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The
investor's transaction will be priced at NAV if the investor pur-
chases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of period end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
 For the six months ended March 31, 2025, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term invest-
ments and In-Kind transactions were $158,132,993 and
$130,089,604, respectively. For the six months ended March
31, 2025, purchases and sales of long-term U.S. Government
securities were $7,195,144 and $3,695,817, respective-
ly. Purchases and Sales related to In-Kind transactions were
$57,667,903 and $0, respectively, for the six months ended
March 31, 2025.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management invest-
ment company managed by the Adviser, both directly and as
a portion of the securities held as collateral on loaned secu-
rities. Management fees paid by the Fund are reduced by an
amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, management fees paid
were reduced by $8,192 relating to the Fund’s investment in
the Liquidity Fund.
The Fund invests in Eaton Vance Floating-Rate ETF, a man-
agement investment company managed by the Adviser. Advi-
sory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Floating-Rate ETF. For the six months
ended  March 31, 2025, advisory fees paid were reduced by
$15,729 relating to the Fund's investment in the Eaton Vance
Floating-Rate ETF.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
21
Morgan Stanley ETF Trust
The Fund invests in Eaton Vance Ultra-Short Income ETF, a
management investment company managed by the Adviser.
Advisory fees paid by the Fund are reduced by an amount
equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Ultra-Short Income ETF. For
the six months ended March 31, 2025, advisory fees paid were reduced by $1,113 relating to the Fund’s investment in the
Eaton Vance Ultra-Short Income ETF.
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended March 31, 2025 is as follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. Generally each of the tax years in the four year period ended September 30,
2024 remains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, primarily due to tax adjustments related to in-kind redemptions, resulted in the following reclassifica-
tions among the components of net assets at September 30,
2024:
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
Affiliated
Investment
Company/ Issuer
Value
September
30,
2024
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity Fund $ 4,919 $ 120,137 $ 94,699 $ 25 7
Eaton Vance
Floating-Rate ETF 4,200 2,880 996 210
Eaton Vance Ultra-
Short Income ETF 1,014 356 – 31
Total $10,133 $123,373 $95,695 $498
Affiliated
Investment
Company/Issuer (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2025
(000)
Liquidity Fund $ – $ – $ 30,357
Eaton Vance Floating-Rate
ETF (16) (82) 5,986
Eaton Vance Ultra-Short
Income ETF – 1 1,371
Total $(16) $(81) $37,714
2024
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$10,744,586 $–
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$10,234,907 $449,163
Total
Accumulated Paid-In
Loss Capital
$22,764 $(22,764)

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
22
Morgan Stanley ETF Trust
At September 30, 2024, the Fund had available for federal
income tax purposes unused short-term and long-term capital
losses of $745,555 and $16,491,676, respectively, that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, com-
panies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events
adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may un-
derperform or otherwise be adversely affected due to inflation
(or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global de-
mand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events, such as ter-
rorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the
U.S. and global financial markets. The occurrence of such
events may be sudden and unexpected, and it is difficult to pre-
dict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the
Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial per-
formance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments
of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/
or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to
the intraday value of the Fund’s holdings. You may pay signifi-
cantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$597,556 $–

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
23
Morgan Stanley ETF Trust
or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges
imposed by brokers as determined by that broker. Brokerage
commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants
that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading vol-
ume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transactions Risk:
The Fund may
experience adverse effects when certain shareholders, or share-
holders collectively, purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser, or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may
invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achiev-
ing a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the
size of the Fund would be maintained at such levels or that the
Fund would continue to meet applicable listing requirements.
Such larger than normal redemptions may cause the Fund to
sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity.
Similarly, large Fund share purchases may adversely affect the
Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may
also result in gains for the Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, lead-
ing to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain
circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NASDAQ and may, therefore, have a material up-
ward or downward effect on the market price of the shares.

24
Semi-Annual Report — March 31, 2025 (unaudited)
Investment Advisory Agreement Approval
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust – Eaton Vance Short Duration Income ETF
The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services to be pro-
vided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio manage-
ment, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services to be provided by the Adviser under the Management Agreement, including operations, com-
pliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board considered that the Adviser plans to launch the Fund with the assets of the Morgan Stanley Institutional Fund Trust
Short Duration Income Portfolio (the “Acquired Fund”). The Board further considered that although the Fund had not yet com-
menced operations, it was expected that it would adopt the Acquired Fund’s performance track record as the accounting survivor to the Acquired Fund.
The Board reviewed the unitary management fee (the “management fee rate”) proposed to be paid by the Fund under the Man-
agement Agreement, pursuant to which the Adviser would pay substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board considered the benefits of a unitary fee structure and considered the management fee rate relative to comparable funds advised by the Adviser or its affiliates (including the Acquired Fund), when applicable, and compared to peers as determined by the Adviser. The Board reviewed the anticipated total expense ratio of the Fund, which, due to the unitary manage-
ment fee structure, was equal to the proposed management fee rate. The Board also considered the benefits to the Acquired Fund shareholders arising from the unitary management fee structure, that would result in the Fund experiencing a lower total expense ra-
tio as compared to the Acquired Fund. The Board also considered that the fees charged by the Fund’s other service providers would be paid by the Adviser under the unitary management fee structure. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.
Economies of Scale
The Board considered the growth prospects of the Fund and the proposed unitary management fee schedule, which does not in-
clude breakpoints. The Board considered that the unitary management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered that the unitary management fee struc-
ture inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the unitary management fee rate paid by the Fund in the future even if economies of scale were achieved. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Semi-Annual Report — March 31, 2025 (unaudited)
Investment Advisory Agreement Approval (cont’d)
25
Morgan Stanley ETF Trust
Profitability of the Adviser and Affiliates
Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. Since the Fund had not begun oper-
ations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be consid-
ered at the present time.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the compe-
tence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Ad-
viser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management
Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

EVSD-NCSR 3.31.25
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Eaton Vance Short
Duration Municipal
Income ETF
NYSE Arca: EVSM
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2025 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Items 6 and 7 of Form N-CSR:
Portfolio of Investments
...................................................................................
2
Statement of Assets and Liabilities
........................................................................
9
Statement of Operations
..................................................................................
10
Statements of Changes in Net Assets
.....................................................................
11
Financial Highlights
.......................................................................................
12
Notes to Financial Statements
.............................................................................
13
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments
Eaton Vance Short Duration Municipal Income ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (87.6%)
Municipal Bonds ( 87 .6% )
Alabama ( 1 .6% )
Black Belt Energy Gas District,
Series 2023 D-1
5.50%, 6/1/49(a) $ 2,450,000 $ 2,583,682
Industrial Development Board of the City of Mobile Alabama,
Alabama Power Co.
Series 2008
3.30%, 7/15/34(a) 2,000,000 2,002,632
4,586,314
Alaska ( 0 .1% )
State of Alaska International Airports System,
Series 2025 A
5.00%, 10/1/28 350,000 374,155
Arizona ( 0 .7% )
Chandler Industrial Development Authority,
Intel Corp.
Series 2007 (AMT)
4.10%, 12/1/37(a) 2,000,000 2,003,028
California ( 3 .8% )
California Community Choice Financing Authority,
Series 2023 F
5.50%, 10/1/54(a) 995,000 1,072,100
California Health Facilities Financing Authority,
Adventist Health System/West Obligated Group
Series 2024 A
5.00%, 12/1/28 1,000,000 1,055,905
California Municipal Finance Authority,
United Airlines, Inc.
Series 2019 (AMT)
4.00%, 7/15/29 2,330,000 2,307,031
View at San Bruno LP
Series 2024 A-1
5.00%, 6/1/56(a) 2,500,000 2,646,340
California Pollution Control Financing Authority,
Waste Management, Inc.
Series 2003 A (AMT)
4.25%, 11/1/38(a) 1,000,000 1,014,189
California State Public Works Board,
Series 2023 C
5.00%, 9/1/27 1,600,000 1,681,140
State of California Department of General Services
Series 2024 B
5.00%, 4/1/26 1,000,000 1,005,905
10,782,610
Colorado ( 7 .1% )
Board of Governors of Colorado State University System,
Series 2023 A-2
4.38%, 3/1/48(a) 1,000,000 1,029,645
City & County of Denver CO,
Airport System
Series 2018 A (AMT)
5.00%, 12/1/31 3,000,000 3,123,792
City of Lone Tree CO,
Series 2024
5.00%, 12/1/26 1,095,000 1,131,125
Face
Amount Value
Colorado Educational & Cultural Facilities Authority,
University of Denver
Series 2017 A
4.00%, 3/1/32 $ 2,055,000 $ 2,070,555
Colorado Health Facilities Authority,
AdventHealth Obligated Group
Series A-1
5.00%, 11/15/58(a) 2,000,000 2,131,015
CommonSpirit Health Obligated Group
Series 2019 B-2
5.00%, 8/1/49(a) 1,500,000 1,522,945
Colorado Housing and Finance Authority,
Series 2025 E-2
3.35%, 10/1/29 2,000,000 1,991,263
Colorado Science and Technology Park Metropolitan District No. 1,
Series 2024 A
5.00%, 12/1/27 360,000 374,849
Series 2024 A
5.00%, 12/1/28 400,000 424,203
E-470 Public Highway Authority,
Series 2000 B
0.00%, 9/1/25 2,000,000 1,973,238
Series 2024 B
3.66%, 9/1/39(a) 1,000,000 1,000,910
Lambertson Farms Metropolitan District No. 1,
Series 2024 A
5.00%, 12/15/26 1,220,000 1,251,506
University of Colorado Hospital Authority,
Series 2024 B
5.00%, 11/15/31 2,000,000 2,205,710
20,230,756
Connecticut ( 2 .4% )
Connecticut State Health & Educational Facilities Authority,
Fairfield University
Series S
5.00%, 7/1/26 1,000,000 1,024,737
Yale-New Haven Health Obligated Group
Series 2024 A
5.00%, 7/1/26 875,000 897,623
Metropolitan District (The),
Series 2016C
5.00%, 11/1/31 2,500,000 2,561,282
State of Connecticut CT,
Special Tax
Series 2023 A
5.00%, 7/1/25 2,400,000 2,413,530
6,897,172
District of Columbia ( 0 .4% )
District of Columbia,
Children's National Medical Center Obligated Group
Series 2015
5.00%, 7/15/26 1,000,000 1,014,440
Florida ( 0 .7% )
County of Broward FL,
Airport System
Series A (AMT)
5.00%, 10/1/29 2,000,000 2,011,424

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (87.6%) (cont’d)
Georgia ( 4 .7% )
Development Authority of Burke County (The),
Georgia Power Co.
Series 2012-2
3.30%, 12/1/49(a) $ 750,000 $ 745,488
Series 2013-1
3.38%, 11/1/53(a) 500,000 501,257
Development Authority of Monroe County (The),
Georgia Power Co.
Series 2008
3.35%, 11/1/48(a) 2,250,000 2,238,896
Oglethorpe Power Corp.
Series 2013 A
3.60%, 1/1/39(a) 2,000,000 1,993,952
Main Street Natural Gas, Inc.,
Series 2021 A
4.00%, 7/1/52(a) 2,500,000 2,521,177
Series 2025 A
5.00%, 6/1/29 500,000 524,993
Series 2025 A
5.00%, 12/1/29 1,000,000 1,053,585
Series 2023 D
5.00%, 5/1/54(a) 1,500,000 1,571,220
Municipal Electric Authority of Georgia,
Series 2024 A
5.00%, 1/1/26 1,000,000 1,014,448
Warner Robins Housing Authority Resident Council Corp.,
Arbours at Wellston LLC
Series 2024
5.00%, 2/1/29(a) 1,000,000 1,047,621
13,212,637
Hawaii ( 1 .4% )
Hawaii Housing Finance & Development Corp.,
Hale Moiliili LP
Series 2024
3.30%, 12/1/29(a) 1,500,000 1,502,575
State of Hawaii HI,
Series FG
5.00%, 10/1/30 2,400,000 2,467,012
3,969,587
Illinois ( 11 .1% )
Chicago Board of Education,
Series 2017 D
5.00%, 12/1/25 1,200,000 1,206,010
Chicago Midway International Airport,
Series 2023 B
5.00%, 1/1/26 1,000,000 1,016,168
Chicago O'Hare International Airport,
Series 2024 F
5.00%, 1/1/28 1,260,000 1,330,645
City of Chicago IL,
Series 2020 A
5.00%, 1/1/27 2,000,000 2,045,818
City of Springfield IL,
Electric
Series 2024
5.00%, 3/1/30 2,500,000 2,692,117
Face
Amount Value
Cook County School District No. 87,
Berkeley
Series 2021
5.00%, 12/1/27 $ 1,000,000 $ 1,052,132
DuPage County Forest Preserve District,
Series 2025
5.00%, 11/1/27 825,000 867,831
Illinois Finance Authority,
Series 2020
3.88%, 5/1/40(a) 1,500,000 1,478,099
Ascension Health Credit Group
Series 2016 C
5.00%, 2/15/26 1,925,000 1,956,912
OSF Healthcare System Obligated Group
Series 2020 B-2
5.00%, 5/15/50(a) 2,500,000 2,540,454
Metropolitan Pier & Exposition Authority,
State of Illinois McCormick Place Expansion Project Fund
Series 2023 A
5.00%, 12/15/28 1,000,000 1,041,542
Series 2024 A
5.00%, 6/15/29 1,535,000 1,597,246
Sales Tax Securitization Corp.,
Series 2020 AA
5.00%, 1/1/26 1,875,000 1,902,511
Series 2020 A
5.00%, 1/1/27 1,290,000 1,331,019
State of Illinois IL,
Series 2017 D
5.00%, 11/1/28 2,500,000 2,598,202
Sales Tax
Series 2021 A
4.00%, 6/15/25 1,750,000 1,752,461
Series 2021 C
5.00%, 6/15/28 2,770,000 2,920,563
University of Illinois,
Auxiliary Facilities System
Series 2016 A
4.00%, 4/1/29 2,500,000 2,523,407
31,853,137
Indiana ( 1 .9% )
City of Whiting IN,
BP Products North America, Inc.
Series 2019 A (AMT)
5.00%, 12/1/44(a) 2,500,000 2,532,346
Indiana Finance Authority,
Republic Services, Inc.
Series 2010 A (AMT)
3.85%, 5/1/28(a) 2,000,000 1,999,596
Indiana Housing & Community Development Authority,
Triple P Apartments LP
Series 2023
4.10%, 9/1/28(a) 1,000,000 1,003,055
5,534,997

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (87.6%) (cont’d)
Iowa ( 0 .3% )
Iowa Finance Authority,
Gevo NW Iowa RNG LLC
Series 2021 (AMT)
3.88%, 1/1/42(a) $ 1,000,000 $ 1,000,821
Kentucky ( 0 .9% )
Kentucky State Property & Building Commission,
Commonwealth of Kentucky
Series A
5.00%, 4/1/30 750,000 817,740
University of Kentucky,
Series 2014 D
3.00%, 10/1/25 1,600,000 1,599,736
2,417,476
Louisiana ( 1 .0% )
Parish of St John the Baptist,
Marathon Oil Corp.
Series 2017 C
3.30%, 6/1/37(a) 2,895,000 2,874,709
Maryland ( 0 .8% )
State of Maryland,
Series 2017 A
3.00%, 8/1/31 2,495,000 2,414,153
Massachusetts ( 1 .9% )
City of Quincy MA,
Series 2024
5.00%, 7/25/25 1,000,000 1,006,389
Massachusetts Development Finance Agency,
President and Fellows of Harvard College
Series 2025 A-1
5.00%, 5/15/55(a) 2,470,000 2,785,534
Massachusetts Educational Financing Authority,
Series 2024 B (AMT)
5.00%, 7/1/29 575,000 599,085
Massachusetts Port Authority,
Series 2019 A (AMT)
5.00%, 7/1/26 1,000,000 1,020,900
5,411,908
Michigan ( 4 .7% )
Detroit Downtown Development Authority,
Catalyst Development Area
Series 2024
5.00%, 7/1/28 1,000,000 1,056,631
Series 2024
5.00%, 7/1/29 1,000,000 1,066,894
Michigan Finance Authority,
Series 2024 A-1
5.00%, 7/21/25 1,500,000 1,508,629
Michigan State Building Authority,
Series 2016 I
5.00%, 10/15/31 2,870,000 2,938,644
Saginaw Valley State University,
Series 2016 A
5.00%, 7/1/30 1,750,000 1,784,070
Face
Amount Value
University of Michigan,
Series 2017 A
5.00%, 4/1/33 $ 2,895,000 $ 2,986,166
Wayne County Airport Authority,
Detroit Metropolitan Wayne County Airport
Series F (AMT)
5.00%, 12/1/31 2,500,000 2,512,335
13,853,369
Minnesota ( 1 .5% )
City of Minneapolis MN,
Children's Health Care Obligated Group
Series 2025
5.00%, 8/15/28 1,500,000 1,598,887
Series 2025
5.00%, 8/15/29 1,250,000 1,350,237
Minnesota Rural Water Finance Authority, Inc.,
Series 2023
4.38%, 4/1/25 1,500,000 1,500,000
4,449,124
Missouri ( 1 .3% )
Health & Educational Facilities Authority of the State of Missouri,
BJC Healthcare Obligated Group
Series 2021 A
4.00%, 7/1/26 1,100,000 1,113,684
St Luke's Health System Obligated Group
Series 2016
5.00%, 11/15/28 1,300,000 1,324,580
Missouri Joint Municipal Electric Utility Commission,
Series 2023
5.00%, 1/1/26 1,345,000 1,365,538
3,803,802
New Hampshire ( 0 .4% )
New Hampshire Health and Education Facilities Authority Act,
University System of New Hampshire
Series 2017 A
5.00%, 7/1/30 1,035,000 1,075,209
New Jersey ( 3 .2% )
Bergen County Improvement Authority (The),
Series 2024
4.00%, 10/16/25 1,000,000 1,005,947
Series 2024
4.50%, 5/28/25 1,000,000 1,002,540
Casino Reinvestment Development Authority, Inc.,
Series 2024 A
5.00%, 11/1/30 750,000 812,118
Series 2024 A
5.00%, 11/1/31 1,000,000 1,091,345
Hudson County Improvement Authority,
Series 2024 B-1
4.50%, 7/11/25 1,000,000 1,004,102
New Jersey Economic Development Authority,
New Jersey-American Water Co., Inc.
Series 2020 D (AMT)
1.10%, 11/1/29(a) 2,000,000 1,804,227

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (87.6%) (cont’d)
New Jersey (3.2%) (cont’d)
New Jersey Turnpike Authority,
Series 2024 A
5.00%, 1/1/28 $ 2,500,000 $ 2,642,207
9,362,486
New Mexico ( 0 .1% )
New Mexico Mortgage Finance Authority,
JLG NM SAF 2023 LLLP
Series 2023
5.00%, 2/1/42(a) 325,000 325,841
New York ( 8 .9% )
City of New York NY,
Series C
5.00%, 8/1/30 2,000,000 2,028,614
Long Island Power Authority,
Series 2022 B
5.00%, 9/1/52(a) 2,000,000 2,071,348
Metropolitan Transportation Authority,
Series 2020 E
5.00%, 11/15/29 2,500,000 2,705,909
Metropolitan Transportation Authority Dedicated Tax Fund,
Series 2008 B-3B
5.00%, 11/15/30 1,730,000 1,775,109
New York City Housing Development Corp.,
Series 2024 F-2
3.40%, 11/1/64(a) 2,000,000 1,998,680
8 Spruce NY Owner LLC
Series 2024 D
4.00%, 12/15/31 1,000,000 1,015,348
New York City Industrial Development Agency,
Yankee Stadium LLC
Series 2020 A
4.00%, 3/1/31 1,265,000 1,294,761
New York City Transitional Finance Authority,
Future Tax Secured
Series 2024 C
5.00%, 5/1/25 500,000 500,885
New York State Dormitory Authority,
Series 2017 B
5.00%, 2/15/32 2,500,000 2,602,284
Montefiore Obligated Group
Series 2024
5.00%, 11/1/26 375,000 383,972
White Plains Hospital Obligated Group
Series 2024
5.00%, 10/1/31 200,000 213,213
New York State Housing Finance Agency,
State of New York Personal Income Tax
Series 2024 A-2
3.35%, 6/15/54(a) 750,000 750,078
Series 2024 B-2
3.35%, 12/15/54(a) 1,650,000 1,650,337
West 38th Street LLC
Series 2014 A
3.57%, 5/1/42(a) 1,500,000 1,484,434
Face
Amount Value
Port Authority of New York & New Jersey,
Series 242 (AMT)
5.00%, 12/1/26 $ 1,500,000 $ 1,540,113
Series 242 (AMT)
5.00%, 12/1/27 1,500,000 1,562,135
Triborough Bridge & Tunnel Authority,
Series 2025 A
5.00%, 3/1/28 1,500,000 1,580,630
Real Estate Transfer Tax
Series 2025 A
5.00%, 12/1/28 1,000,000 1,074,487
26,232,337
North Carolina ( 1 .0% )
North Carolina Housing Finance Agency,
Series 55 C
3.20%, 7/1/56(a) 1,015,000 1,014,340
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27 530,000 537,320
North Carolina Turnpike Authority,
Series 2017
5.00%, 1/1/29 1,090,000 1,121,730
2,673,390
Ohio ( 1 .3% )
City of Hamilton OH,
Series 2024
4.00%, 12/17/25 835,000 840,133
County of Franklin,
Trinity Health Corp. Obligated Group
Series 2013 OH
3.12%, 12/1/46(a) 500,000 499,943
County of Montgomery OH,
Kettering Health Network Obligated Group
Series 2021
5.00%, 8/1/26 1,050,000 1,075,575
Ohio Higher Educational Facility Commission,
Denison University
Series
5.00%, 11/1/29 1,150,000 1,245,151
3,660,802
Oklahoma ( 1 .2% )
Grand River Dam Authority,
Series 2016 A
5.00%, 6/1/29 1,165,000 1,200,105
Oklahoma Development Finance Authority,
Oklahoma State Regents for Higher Education
Series 2016 D
4.00%, 6/1/31 2,335,000 2,344,946
3,545,051
Pennsylvania ( 5 .6% )
Allegheny County Hospital Development Authority,
UPMC Obligated Group
Series 2017 D-2
3.57%, 11/15/47(a) 2,000,000 1,985,395
Clairton Municipal Authority,
Series 2024 B
5.00%, 12/1/27 1,450,000 1,515,463

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (87.6%) (cont’d)
Pennsylvania (5.6%) (cont’d)
Commonwealth of Pennsylvania,
Series 2016
5.00%, 9/15/29 $ 1,260,000 $ 1,295,625
Pennsylvania Economic Development Financing Authority,
Waste Management Obligated Group
Series 2013 (AMT)
3.70%, 8/1/45(a) 1,000,000 999,877
Series 2011 (AMT)
4.25%, 7/1/41(a) 1,000,000 1,001,423
Pennsylvania Turnpike Commission,
Series 2016 B
5.00%, 6/1/29 1,000,000 1,017,968
Pennsylvania Turnpike Commission Registration Fee,
Series 2023
3.72%, 7/15/41(a) 2,000,000 1,999,403
Philadelphia Gas Works Co.,
Series 14
5.00%, 10/1/33 2,425,000 2,479,457
Redevelopment Authority of the City of Philadelphia,
Series A
5.00%, 4/15/27 2,000,000 2,001,545
School District of Philadelphia (The),
Series 2019 A
5.00%, 9/1/28 1,000,000 1,057,296
State Public School Building Authority,
School District of Philadelphia (The)
Series 2006 B
5.00%, 6/1/29 1,000,000 1,075,988
16,429,440
Puerto Rico ( 1 .0% )
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27 2,698,000 2,794,416
South Carolina ( 1 .6% )
County Square Redevelopment Corp.,
County of Greenville
Series 2025
5.00%, 4/1/30 500,000 546,616
South Carolina Jobs-Economic Development Authority,
Novant Health Obligated Group
Series 2024 A
5.00%, 11/1/31 2,500,000 2,731,442
South Carolina Public Service Authority,
Series 2025 B
5.00%, 12/1/28(b) 1,250,000 1,335,014
4,613,072
Tennessee ( 0 .3% )
Shelby County Health Educational & Housing Facilities Board,
Baptist Memorial Health Care Obligated Group
Series 2024 B
5.00%, 9/1/49(a) 750,000 788,970
Texas ( 8 .8% )
City of San Antonio TX,
Series 2023
5.64%, 2/1/26 1,500,000 1,503,065
Face
Amount Value
Clifton Higher Education Finance Corp.,
IDEA Public Schools
Series 2019
4.00%, 8/15/31 $ 1,450,000 $ 1,477,273
Cypress-Fairbanks Independent School District,
Series 2023 A
5.00%, 2/15/26 1,000,000 1,019,270
Dallas Fort Worth International Airport,
Series 2023 B
5.00%, 11/1/25 1,250,000 1,265,896
Series 2023 C (AMT)
5.00%, 11/1/27 1,250,000 1,301,902
Dallas Independent School District,
Series 2025 A-2
5.00%, 2/15/55(a) 2,000,000 2,070,799
El Paso County Hospital District,
Series 2024
5.00%, 8/15/30 1,400,000 1,519,345
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group
Series 2022 A
5.00%, 7/1/29 880,000 946,461
Texas Children's Hospital Obligated Group
Series 2015-1
5.00%, 10/1/28 2,610,000 2,632,902
Leander Independent School District,
Series 2016
0.00%, 8/16/25 2,500,000 2,469,431
Mission Economic Development Corp.,
Republic Services, Inc.
Series 2020 A (AMT)
3.70%, 5/1/50(a) 1,000,000 999,877
New Caney Independent School District,
Series 2018
4.00%, 2/15/50(a) 600,000 610,144
North Texas Tollway Authority,
Tollway System
Series 2023 A
5.00%, 1/1/27 1,000,000 1,037,344
Tarrant County Cultural Education Facilities Finance Corp.,
CHRISTUS Health Obligated Group
Series 2024 B
5.00%, 7/1/30 1,500,000 1,622,169
Texas Municipal Gas Acquisition and Supply Corp. II,
Series 2012 C
3.70%, 9/15/27(a) 1,240,000 1,242,485
Texas Water Development Board,
State Water Implementation Revenue Fund for Texas
Series 2023 A
5.00%, 10/15/25 1,000,000 1,012,004
Trinity River Authority,
Central Regional Wastewater System
Series 2017
5.00%, 8/1/29 2,835,000 2,961,664
25,692,031
Virginia ( 1 .0% )
City of Bristol VA,
Series 2023
5.00%, 9/1/27 1,000,000 1,007,562

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (87.6%) (cont’d)
Virginia (1.0%) (cont’d)
Virginia Housing Development Authority,
Series 2023 E
4.10%, 10/1/27 $ 2,000,000 $ 2,000,915
3,008,477
Washington ( 2 .9% )
Central Puget Sound Regional Transit Authority,
Sales Motor Vehicle & Rental Car Tax
Series 2016 S-1
5.00%, 11/1/30 2,580,000 2,654,764
Energy Northwest,
Bonneville Power Administration
Series 2020A
5.00%, 7/1/31 1,040,000 1,134,718
Port of Seattle,
Series C (AMT)
5.00%, 4/1/31 2,000,000 2,001,622
Washington State Housing Finance Commission,
Ardea Twg LLLP
Series 2023
5.00%, 12/1/43(a) 1,000,000 1,020,338
Washington State University,
Series 2025
5.00%, 4/1/31 1,440,000 1,583,014
8,394,456
Wisconsin ( 2 .0% )
Public Finance Authority,
KSU Bixby Real Estate Foundation LLC
Series 2025 A
5.00%, 6/15/27 390,000 403,827
Series 2025 A
5.00%, 6/15/31 475,000 508,312
Series 2025 A
5.00%, 6/15/33 750,000 806,098
University of Wisconsin Hospitals & Clinics,
Series 2024 B
5.00%, 4/1/54(a) 2,000,000 2,176,481
Wisconsin Housing & Economic Development Authority,
Housing
Series 2024 B
3.75%, 11/1/55(a) 1,350,000 1,358,373
Wisconsin Housing & Economic Development Authority Housing,
Series 2023 E
3.88%, 11/1/54(a) 500,000 501,789
5,754,880
Total Fixed Income Securities
(Cost $252,632,618)
253,046,477
–
Shares
Short-Term Investments ( 11 .6% )
Investment Company ( 1 .0% )
BlackRock Liquidity Funds - MuniCash
- Institutional Shares  2.87%
(Cost $3,006,169)
3,005,868 3,006,169
Face
Amount Value
Municipal Bonds ( 10 .6% )
Florida ( 1 .0% )
City of Gainesville FL,
Utilities System
Series 2012 B
3.55%, 10/1/42(a) $ 3,000,000 $ 3,000,000
Georgia ( 1 .6% )
Development Authority of Burke County (The),
Georgia Power Co.
Series 2009-1
3.70%, 7/1/49(a) 4,500,000 4,500,000
Louisiana ( 1 .1% )
State of Louisiana LA,
Gasoline & Fuels Tax
Series 2023 A-2
3.55%, 5/1/43(a) 3,300,000 3,300,000
Maryland ( 0 .8% )
Maryland Community Development Administration,
Housing
Series 2013 E
4.35%, 7/1/45(a) 500,000 500,000
Washington Suburban Sanitary Commission,
Series A
3.60%, 6/1/27(a) 1,800,000 1,800,000
2,300,000
Mississippi ( 1 .0% )
Mississippi Business Finance Corp.,
Chevron USA, Inc.
Series 2007 B
3.80%, 12/1/30(a) 3,000,000 3,000,000
New York ( 2 .2% )
City of New York NY,
Series 2014 I-2
3.55%, 3/1/40(a) 500,000 500,000
Series 2015 F-6
3.55%, 6/1/44(a) 1,120,000 1,120,000
New York City Municipal Water Finance Authority,
Water & Sewer System
Series 2023 CC
3.60%, 6/15/53(a) 2,000,000 2,000,000
New York City Transitional Finance Authority,
Series 2019 C-4
3.60%, 11/1/44(a) 2,500,000 2,500,000
6,120,000
North Carolina ( 0 .9% )
Charlotte-Mecklenburg Hospital Authority (The),
Atrium Health Obligated Group
Series 2018 G
3.45%, 1/15/48(a) 2,500,000 2,500,000
Ohio ( 0 .9% )
Ohio Water Development Authority,
Water Pollution Control Loan Fund
Series 2024 C
3.55%, 12/1/54(a) 2,500,000 2,500,000

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (10.6%) (cont’d)
Texas ( 1 .1% )
Gulf Coast Industrial Development Authority,
Exxon Mobil Corp.
Series 2012
3.55%, 11/1/41(a) $ 3,300,000 $ 3,300,000
Total Municipal Bonds
(Cost $30,520,000)
30,520,000
Total Short-Term Investments
(Cost $33,526,169)
33,526,169
Total Investments ( 99 .2% )
( Cost $ 286,158,787 ) (c) 286,572,646
Other Assets in Excess of Liabilities (0.8%)
2,410,810
Net Assets (100.0%) $288,983,456
(a) Floating or variable rate securities: The rates disclosed are as of
March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b) When-issued security.
(c) At March 31, 2025, the aggregate cost for federal income tax purposes is $286,158,787. The aggregate gross unrealized
appreciation is $947,846 and the aggregate gross unrealized
depreciation is $533,987, resulting in net unrealized appreciation of
$413,859.
AGM Insured by Assured Guaranty Municipal Corp.
AMT Alternative Minimum Tax
CME Chicago Mercantile Exchange
NATL Insured by National Public Finance Guarantee Corp.
Summary of Investments by State
Classification
Percentage of Total
Investments
Other* 48 .5%
New York 11 .3
Illinois 11 .1
Texas 10 .1
Colorado 7 .1
Georgia 6 .2
Pennsylvania 5 .7
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2025 (unaudited)
Eaton Vance Short Duration Municipal Income ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2025
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $286,158,787) $ 286,572,646
Interest Receivable 3,262,352
Total Assets
289,834,998
Liabilities:
Payable for Management Fee 44,600
Payable for Dividends to Shareholders 784,613
Payable to Bank 132
Reorganization Expenses 22,197
Total Liabilities
851,542
Net Assets
$ 288,983,456
Net Assets Consist of:
Paid-in-Capital $ 288,860,068
Total Distributable Earnings 123,388
Net Assets
$ 288,983,456
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 5,802,962
Net Asset Value Per Share
$ 49 .80
—

Semi-Annual Report — March 31, 2025 (unaudited)
Eaton Vance Short Duration Municipal Income ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2025
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 3,670,675
Total Investment Income 3,670,675
Expenses:
Management Fee (Note B) 193,773
Total Expenses 193,773
Net Investment Income
3,476,902
Realized Gain (Loss):
Investments Sold (21,220)
Net Realized Loss (21,220)
Change in Unrealized Appreciation (Depreciation):
Investments (1,601,658)
Foreign Currency Translation 561
Net Change in Unrealized Appreciation (Depreciation) (1,601,097)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
(1,622,317)
Net Increase in Net Assets Resulting from Operations $ 1,854,585

Semi-Annual Report — March 31, 2025
Eaton Vance Short Duration Municipal Income ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
*
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 3,476,902 $ 4,941,724
Net Realized Loss (21,220) (100,775)
Net Change in Unrealized Appreciation (Depreciation) (1,601,097) 3,058,956
Net Increase in Net Assets Resulting from Operations 1,854,585 7,899,905
Dividends and Distributions to Shareholders:
Dividends and Distributions (3,528,262) (5,464,781)
Total Dividends and Distributions to Shareholders (3,528,262) (5,464,781)
Capital Share Transactions:
(1)
Subscribed 147,433,226 40,411,530
Distributions Reinvested – 2,715,831
Redeemed – (89,980,362)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions 147,433,226 (46,853,001)
Total Increase (Decrease) in Net Assets 145,759,549 (44,417,877)
Net Assets:
Beginning of Period 143,223,907 187,641,784
End of Period $ 288,983,456 $ 143,223,907
Capital Share Transactions:
Beginning of Period 2,852,962 3,804,619
Shares Subscribed 2,950,000 810,018
Shares Issued on Distributions Reinvested – 54,750
Shares Redeemed – (1,816,425)
Shares Outstanding, End of Period Net Increase in 5,802,962 2,852,962
* The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust  -  Short Duration Municipal Income Portfolio (“Predecessor
Fund”) in a reorganization that occurred as of the close of business on March 22, 2024 (“Reorganization”). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, has been retroactively adjusted to reflect the
Reorganization. See Notes to Financial Statements for further Information on the Reorganization.
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the
Financial Statements.

Semi-Annual Report — March 31, 2025
Financial Highlights
Eaton Vance Short Duration Municipal Income ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months
Ended
March 31,
2025
(unaudited)
Year Ended September 30,
2024
1)
2023
(1)
2022
(1)
2021
(1)
2020
(1)
Net Asset Value, Beginning of Period
(2)
$50.20 $49.36 $49.51 $49.51 $49.51 $49.51
Income (Loss) from Investment Operations:
(2)
— — — — — —
Net Investment Income
(3)
0.85 1.81 1.53 0.30 0.05 0.45
Net Realized and Unrealized Gain (Loss) (0.42) 0.28 (0.29) — — —
Total from Investment Operations 0.43 2.09 1.24 0.30 0.05 0.45
Distributions from and/or in Excess of:
(2)
— — — — — —
Net Investment Income (0.83) (1.25) (1.39) (0.30) (0.05) (0.45)
Net Asset Value, End of Period
(2)
$49.80 $50.20 $49.36 $49.51 $49.51 $49.51
Total Return
(4)(5)
0.86%
(6)
5.78% 2.51% 0.61% 0.06% 0.91%
Ratios to Average Net Assets and Supplemental Data:
$288,983 $143,224 $— $— $— $—
Net Assets, End of Period (Thousands) $288,983 $143,224 $95,009 $71,284 $66,358 $118,335
Ratio of Expenses Before Expense Limitation 0.19%
(8)
0.41% 0.43% 0.46% 0.40% 0.40%
Ratio of Expenses After Expense Limitation
(7)
0.19%
8 )
0.21% 0.15% 0.13% 0.13% 0.13%
Ratio of Net Investment Income
(7)
3.41%
(8)
3.62% 3.09% 0.59% 0.07% 0.78%
Ratio of Rebate from Morgan Stanley Affiliates N/A 0.00%
(9)
0.00%
(9)
N/A N/A N/A
Portfolio Turnover Rate 11%
(6)
18% N/A
(10)
N/A
(10)
N/A
(10)
N/A
(10)
(1) The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust  - Short Duration Municipal Income Portfolio (“Predecessor
Fund”) in a reorganization that occurred as of the close of business on March 22, 2024 (“Reorganization”). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class IR shares and has been retroactively adjusted to reflect the Reorganization. See Notes to Financial Statements for further Information on the Reorganization.
(2) Per share amounts reflect the conversion of the Predecessor Fund into the Fund as of the close of March 22, 2024.
(3) Per share amount is based on average shares outstanding.
(4) Calculated based on the net asset value as of the last business day of the period.
(5) The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Predecessor Fund's historical performance and the performance information reflects that of the Class IR shares of the Predecessor Fund.
(6)
(7)
Not annualized.
The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(8) Annualized.
(9) Amount is less than 0.005%.
(10) During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

13
Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Eaton
Vance Short Duration Municipal Income ETF (the “Fund”),
which seeks to provide current income exempt from regular
federal income tax. The Fund is diversified.
At a meeting held on September 28, 2023, the Board of Trust-
ees (the "Trustees") of the Trust unanimously approved the
reorganization of the Predecessor Fund into an exchange-trad-
ed fund ("ETF"), which will be managed by Morgan Stanley
Investment Management Inc. (the "Adviser"). On March 22,
2024, pursuant to the Plan of Reorganization, approved by the shareholders of the Predecessor Fund on December 15, 2023,
the Predecessor Fund was converted into an ETF, the Fund
with the identical investment objectives and similar principal investment strategies as the Predecessor Fund (the "Reorgani-
zation"). This tax-free acquisition of the Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Predecessor Fund's accounting and financial history. Predecessor Fund shareholders be-
came shareholders of the Fund and received shares of the Fund with an aggregate value equal to the aggregate net asset value of the Predecessor Fund shares held immediately prior to the
Reorganization.
The assets and liabilities of the Predecessor Fund's shares were transferred in exchange for Fund Shares, in a tax-free exchange as follows:
For financial reporting purposes, assets received and shares is-
sued by the Fund were recorded at fair value and the cost basis of the investments received from the Predecessor Fund were
carried forward to the Fund.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) fixed income securities may
be valued by an outside pricing service/vendor approved
by the Trustees. The pricing service/vendor may employ
a pricing model that takes into account, among other
things, bids, yield spreads and/or other market data and
specific security characteristics. If the Adviser, a whol-
ly-owned subsidiary of Morgan Stanley, determines that
the price provided by the outside pricing service/vendor
or exchange does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide
a price, prices from brokers/dealers may also be utilized.
In these circumstances, the value of the security will be
the mean of bid and asked prices obtained from reputa-
ble brokers/dealers; (2) when market quotations are not
readily available, as defined by Rule 2a-5 under the Act,
including circumstances under which the Adviser deter-
mines that the closing price, last sale price or the mean
between the last reported bid and asked prices are not
reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith
under procedures established by and under the general
supervision of the Trustees; (3) investments in mutual
Portfolio
Shares
outstanding
before the
Conversion
Shares
outstanding
immediately
after the
Conversion
Aggregate
net assets
before the
Conversion
Aggregate
net assets
immediately
after the
Conversion
Acquired
Portfolio
*
12,391,520 -0- $125,149,069
+
-0-
The Fund -0- 2,502,962 -0- $125,148,029
* Represents the accounting survivor.
+ Includes unrealized appreciation on investments of $1,206,820 with a fair value of $123,548,378 and identified cost of $122,341,558.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
funds, including the Morgan Stanley Institutional Liquid-
ity Funds, are valued at the net asset value (“NAV”) as of
the close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2025:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
4. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
5. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Municipal Bonds $ — $ 253,047 $ — $ 253,047
— — — —
Short-Term Investments
Investment Company 3,006 — — 3,006
Municipal Bonds — 30,520 — 30,520
Total Short-Term
Investments 3,006 30,520 — 33,526
Total Assets $3,006 $283,567 $— $286,573

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
6. Segment Reporting:
During the reporting period, the
Fund adopted FASB Accounting Standards Update No.
2023-07, Segment Reporting (Topic 280): Improvements
to Reportable Segment Disclosures, (ASU 2023-07), which
requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single report-
able segment, an investment company whose investment
objective is included at the beginning of the Notes to the
Financial Statements. In connection with the adoption
of ASU 2023-07, the Fund’s President acts as the Fund’s
Chief Operating Decision Maker ("CODM"), who is
responsible for assessing the performance of the Fund’s
single segment and deciding how to allocate the segment’s
resources. To perform this function, the CODM reviews
the information in the Fund’s financial statements.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.19% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. (“JPMorgan”).
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 25,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of period end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affili-
ates:
 For the six months ended  March 31, 2025, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term invest-
ments and In-Kind transactions were $165,919,931 and
$21,132,923, respectively.  There were no purchases and sales of long-term U.S. Government securities for the six months
ended March 31, 2025. There were no purchases and sales re-
lated to In-Kind transactions for the six months ended March
31, 2025.
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. Generally each of the tax years in the four year period ended September 30,
2024 remains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the year ended
September 30, 2024.
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2024, the Fund had available for federal
income tax purposes unused short-term and long-term capital
losses of $76,511 and $24,267, respectively, that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or
2024
Distributions
Paid From:
Ordinary Tax-Exempt
Income Income
$1,020,972 $4,443,809
2023
Distributions
Paid From:
Ordinary Tax-Exempt
Income Income
$258,561 $4,728,980
Undistributed Undistributed
Ordinary Tax-Exempt
Income Income
$– $377,803

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
expected to affect particular regions, countries, industries, com-
panies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events
adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may un-
derperform or otherwise be adversely affected due to inflation
(or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global de-
mand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events, such as ter-
rorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the
U.S. and global financial markets. The occurrence of such
events may be sudden and unexpected, and it is difficult to pre-
dict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the
Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial per-
formance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments
of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/
or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as oth-
er factors, may result in the shares trading significantly above
(at a premium) or below (at a discount) to NAV or to the
intraday value of the Fund’s holdings. You may pay significant-
ly more or receive significantly less than NAV during periods when there is a significant premium or discount. Buying or
selling shares in the secondary market may require paying
brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often
a fixed amount and may be a significant proportional cost
when seeking to buy or sell relatively small amounts of shares.
In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the par-
ticular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and
may increase if the Fund’s trading volume, the spread of the
Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transactions Risk:
The Fund may
experience adverse effects when certain shareholders, or share-
holders collectively, purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may
invest in the Fund and hold its investment solely to facilitate

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
commencement of the Fund or to facilitate the Fund’s achiev-
ing a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the
size of the Fund would be maintained at such levels or that the
Fund would continue to meet applicable listing requirements.
Such larger than normal redemptions may cause the Fund to
sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity.
Similarly, large Fund share purchases may adversely affect the
Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also result in gains for the Fund which may increase taxable income to shareholders, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE
Arca and may, therefore, have a material upward or downward
effect on the market price of the shares.

EVSM-NCSR 3.31.25
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Eaton Vance Total Return
Bond ETF
NYSE : EVTR
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2025 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Items 6 and 7 of Form N-CSR:
Portfolio of Investments
...................................................................................
2
Statement of Assets and Liabilities
........................................................................
12
Statement of Operations
..................................................................................
13
Statements of Changes in Net Assets
.....................................................................
14
Financial Highlights
.......................................................................................
15
Notes to Financial Statements
.............................................................................
16
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments
Eaton Vance Total Return Bond ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (105.0%)
Asset-Backed Securities ( 11 .9% )
AASET,
2025-1A
5.94%, 2/16/50(a) $ 4,670,857 $ 4,721,233
AASET US Ltd.,
2018-2A
4.45%, 11/18/38(a) 365,040 359,653
ACHV ABS Trust,
2024-3AL
5.45%, 12/26/31(a) 1,909,931 1,920,155
2024-3AL
5.68%, 12/26/31(a) 1,210,000 1,215,215
2024-3AL
6.75%, 12/26/31(a) 1,750,000 1,770,889
ACM Auto Trust,
2025-1A
5.38%, 6/20/29(a) 4,610,036 4,617,681
Ally Bank Auto Credit-Linked Notes,
2024-B
5.12%, 9/15/32(a) 1,386,851 1,393,476
ALTDE Trust,
2025-1A
5.90%, 8/15/50(a) 4,890,747 4,956,030
American Homes 4 Rent Trust,
2015-SFR2
6.07%, 10/17/52(a) 1,001,000 1,001,760
Aqua Finance Trust,
2019-A
3.47%, 7/16/40(a) 472,984 454,808
Ballyrock CLO 15 Ltd.,
2021-1A
CME Term SOFR 3 Month + 2.85%,
7.15%, 1/15/38(a)(b) 1,000,000 989,268
Ballyrock CLO 16 Ltd.,
2021-16A
CME Term SOFR 3 Month + 2.75%,
7.00%, 4/20/38(a)(b) 1,500,000 1,480,225
Barings CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.60%,
8.90%, 7/15/37(a)(b) 1,000,000 1,009,856
BCMSC Trust,
1998-C
7.51%, 1/15/29(b) 719,777 711,464
Bryant Park Funding Ltd.,
2023-19A
CME Term SOFR 3 Month + 2.80%,
7.09%, 4/15/38(a)(b) 3,000,000 3,005,874
Cajun Global LLC,
2021-1
3.93%, 11/20/51(a) 7,986,980 7,692,858
Castlelake Aircraft Structured Trust,
2025-1A
5.78%, 2/15/50(a) 9,830,205 9,901,961
2025-1A
7.75%, 2/15/50(a) 3,253,543 3,176,585
Face
Amount Value
CFMT LLC,
2022-HB9
3.25%, 9/25/37(a)(b) $ 1,840,000 $ 1,675,362
Cloud Capital Holdco LP,
2024-1A
5.78%, 11/22/49(a) 4,500,000 4,544,471
Cologix Data Centers US Issuer LLC,
2021-1A
3.30%, 12/26/51(a) 2,125,000 2,035,628
Conn's Receivables Funding LLC,
2023-A
10.00%, 1/17/28(a) 139,396 140,559
ContiMortgage Home Equity Loan Trust,
1995-2
8.10%, 8/15/25 17,080 15,024
DB Master Finance LLC,
2017-1A
4.03%, 11/20/47(a) 2,551,920 2,497,703
2021-1A
2.05%, 11/20/51(a) 2,240,730 2,139,614
Dell Equipment Finance Trust,
2023-3
5.93%, 4/23/29(a) 675,000 681,893
Driven Brands Funding LLC,
2019-1A
4.64%, 4/20/49(a) 3,177,368 3,162,169
2019-2A
3.98%, 10/20/49(a) 2,311,434 2,274,192
2020-2A
3.24%, 1/20/51(a) 2,154,577 2,045,767
2021-1A
2.79%, 10/20/51(a) 5,772,180 5,324,522
ELFI Graduate Loan Program LLC,
2022-A
4.51%, 8/26/47(a) 1,173,847 1,148,159
Elmwood CLO 32 Ltd.,
2024-8A
CME Term SOFR 3 Month + 2.85%,
7.65%, 10/18/37(a)(b) 1,000,000 1,000,207
Falcon Aerospace Ltd.,
2019-1
3.60%, 9/15/39(a) 826,075 797,631
FirstKey Homes Trust,
2021-SFR2
3.41%, 9/17/38(a) 1,000,000 949,307
2021-SFR3
3.98%, 12/17/38(a) 1,000,000 941,914
FMC GMSR Issuer Trust,
2022-GT2
7.90%, 7/25/27(a) 2,675,000 2,732,107
FMC Issuer Trust-FMSR,
2024-FT1
6.56%, 9/25/29(a) 2,810,000 2,844,195
FOCUS Brands Funding LLC,
2017-1A
5.09%, 4/30/47(a) 1,933,560 1,916,843
FortiFi,
2023-1A
6.23%, 9/20/59(a) 2,549,521 2,558,073

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (11.9%) (cont’d)
GCI Funding I LLC,
2020-1
2.82%, 10/18/45(a) $ 519,020 $ 488,012
Gilead Aviation LLC,
2025-1A
5.79%, 3/15/50(a) 3,600,000 3,626,130
Goddard Funding LLC,
2024-1A
6.83%, 10/30/54(a) 1,505,228 1,526,501
Golub Capital Partners ABS Funding Ltd.,
2020-1A
3.21%, 1/22/29(a) 1,020,362 1,011,314
2021-1A
2.77%, 4/20/29(a) 615,694 610,849
Goodgreen Trust,
2020-1A
5.53%, 4/15/55(a) 1,421,647 1,178,978
2021-1A
5.74%, 10/15/56(a) 2,014,751 1,678,618
Harvest US CLO Ltd.,
2024-2A
CME Term SOFR 3 Month + 3.25%,
8.06%, 10/15/37(a)(b) 1,500,000 1,501,936
Horizon Aircraft Finance IV Ltd.,
2024-1
5.38%, 9/15/49(a) 4,465,500 4,423,837
Jersey Mike's Funding LLC,
2019-1A
4.43%, 2/15/50(a) 1,902,780 1,883,294
JOL Air Ltd.,
2019-1
4.95%, 4/15/44(a) 162,045 159,306
Loanpal Solar Loan Ltd.,
2021-1GS
2.29%, 1/20/48(a) 860,257 698,805
Lunar Aircraft Ltd.,
2020-1A
3.38%, 2/15/45(a) 242,487 234,354
MACH 1 Cayman Ltd.,
2019-1
3.47%, 10/15/39(a) 422,294 406,765
Madison Park Funding LV Ltd.,
2022-55A
CME Term SOFR 3 Month + 3.15%,
7.44%, 7/18/37(a)(b) 1,500,000 1,504,308
Magnetite XXII Ltd.,
2019-22A
CME Term SOFR 3 Month + 4.15%,
8.45%, 7/15/36(a)(b) 500,000 503,126
2019-22A
CME Term SOFR 3 Month + 2.90%,
7.20%, 7/15/36(a)(b) 1,500,000 1,502,932
MAPS Ltd.,
2018-1A
4.21%, 5/15/43(a) 90,255 89,814
Face
Amount Value
Marlette Funding Trust,
2023-3A
6.71%, 9/15/33(a) $ 1,261,574 $ 1,266,094
Mosaic Solar Loan Trust,
2020-1A
2.10%, 4/20/46(a) 397,727 351,912
Navigator Aviation Ltd.,
2024-1
5.40%, 8/15/49(a) 1,966,500 1,953,475
Neighborly Issuer LLC,
2021-1A
3.58%, 4/30/51(a) 3,599,750 3,391,158
New Mountain CLO 7 Ltd.,
CLO-7A
CME Term SOFR 3 Month + 3.85%,
8.13%, 3/31/38(a)(b) 2,000,000 2,007,500
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
7.00%, 7/25/50(a)(b) 727,518 736,442
NRM FNT1 Excess LLC,
2024-FNT1
7.40%, 11/25/31(a)(c) 2,562,512 2,597,535
Oaktree CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.70%,
8.99%, 7/20/37(a)(b) 1,000,000 1,006,320
Oportun Funding Trust,
2024-3
5.48%, 8/15/29(a) 1,020,000 1,021,673
Oportun Issuance Trust,
2021-B
1.96%, 5/8/31(a) 3,065,734 2,992,252
2021-C
2.18%, 10/8/31(a) 1,493,165 1,458,647
2025-A
5.01%, 2/8/33(a) 3,500,000 3,501,490
2025-A
5.30%, 2/8/33(a) 1,515,000 1,511,777
2025-A
5.89%, 2/8/33(a) 3,991,000 3,982,924
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 1,357,084 1,360,773
Planet Fitness Master Issuer LLC,
2024-1A
5.77%, 6/5/54(a) 2,062,635 2,088,053
PMT Issuer Trust-FMSR,
2021-FT1
CME Term SOFR 1 Month + 3.11%,
7.43%, 3/25/26(a)(b) 3,900,000 3,923,068
Progress Residential,
2021-SFR4
2.31%, 5/17/38(a) 650,000 632,541
PRPM LLC,
2022-3
5.56%, 6/25/27(a)(c) 1,794,279 1,793,839

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (11.9%) (cont’d)
ReadyCap Lending Small Business Loan Trust,
2019-2
US Prime Rate - 0.50%,
7.00%, 12/27/44(a)(b) $ 105,260 $ 105,058
Research-Driven Pagaya Motor Asset Trust,
2025-1A
5.49%, 6/27/33(a) 4,300,000 4,307,503
Retained Vantage Data Centers Issuer LLC,
2023-1A
5.00%, 9/15/48(a) 1,423,000 1,413,567
ServiceMaster Funding LLC,
2020-1
2.84%, 1/30/51(a) 2,675,608 2,474,295
2021-1
2.87%, 7/30/51(a) 2,666,662 2,429,474
SERVPRO Master Issuer LLC,
2019-1A
3.88%, 10/25/49(a) 4,500,625 4,413,932
2024-1A
6.17%, 1/25/54(a) 623,700 638,823
Sixth Street CLO XV Ltd.,
2020-15A
CME Term SOFR 3 Month + 3.15%,
7.45%, 10/24/37(a)(b) 750,000 751,711
Stanwich Mortgage Loan Co. LLC,
2021-NPB1
6.23%, 10/16/26(a)(c) 89,042 89,256
STAR Trust,
2021-SFR1
CME Term SOFR 1 Month + 3.31%,
7.63%, 4/17/38(a)(b) 800,000 788,543
2024-SFR4
CME Term SOFR 1 Month + 2.95%,
7.27%, 10/17/41(a)(b) 3,095,000 3,113,872
2025-SFR5
CME Term SOFR 1 Month + 1.45%,
5.77%, 2/17/42(a)(b) 7,040,000 7,065,438
2025-SFR5
CME Term SOFR 1 Month + 1.95%,
6.27%, 2/17/42(a)(b) 2,753,000 2,760,208
2025-SFR5
CME Term SOFR 1 Month + 2.45%,
6.77%, 2/17/42(a)(b) 1,670,000 1,679,307
Start II Ltd.,
2019-1
4.09%, 3/15/44(a) 1,528,631 1,514,195
Start Ltd.,
2018-1
4.09%, 5/15/43(a) 1,602,767 1,579,144
Subway Funding LLC,
2024-3A
5.25%, 7/30/54(a) 2,804,432 2,769,262
2024-3A
5.57%, 7/30/54(a) 3,506,213 3,486,565
Sunbird Engine Finance LLC,
2020-1A
3.67%, 2/15/45(a) 703,461 685,790
Face
Amount Value
Taco Bell Funding LLC,
2021-1A
1.95%, 8/25/51(a) $ 1,139,700 $ 1,080,320
Tricon Residential Trust,
2025-SFR1
CME Term SOFR 1 Month + 1.35%,
5.65%, 3/17/42(a)(b) 1,800,000 1,799,981
Wendy's Funding LLC,
2018-1A
3.88%, 3/15/48(a) 1,854,634 1,797,902
2019-1A
3.78%, 6/15/49(a) 1,019,626 1,003,884
Willis Engine Structured Trust VII,
2023-A
8.00%, 10/15/48(a) 617,183 641,090
200,799,803
Collateralized Mortgage Obligations — Agency Collateral Series  ( 23 .5% )
FHLMC Gold Pool, 30 Year
4.00%, 6/1/44 - 1/1/48 255,769 244,063
6.00%, 10/1/36 - 8/1/38 30,711 32,430
6.50%, 12/1/25 - 8/1/33 36,639 38,411
7.00%, 2/1/29 - 11/1/31 5,629 5,909
FHLMC Gold Pool, Other
3.50%, 4/1/49 - 8/1/49 160,227 145,184
4.00%, 10/1/49 - 11/1/49 119,305 111,650
5.41%, 8/1/37 1,728 1,738
5.44%, 1/1/37 - 2/1/38 29,211 28,132
5.46%, 8/1/37 - 1/1/38 24,719 23,811
5.50%, 8/1/37 - 11/1/37 35,906 35,151
5.62%, 12/1/36 - 8/1/37 24,436 23,862
FNMA, 30 Year
3.50%, 2/1/48 - 5/1/48 797,176 728,883
5.62%, 12/1/36 15,381 15,006
FNMA, Other
3.50%, 1/1/48 - 1/1/50 994,963 903,522
4.00%, 8/1/49 - 9/1/49 357,747 334,794
4.50%, 3/1/49 - 8/1/49 322,391 307,646
GNMA I, 30 Year
6.50%, 5/15/40 135,677 140,321
GNMA II, Other
4.50%, 5/20/49 - 7/20/49 124,958 119,921
GNMA II, Single Family, 30 Year
3.50%, 11/20/40 - 7/20/46 315,922 294,936
4.00%, 8/20/41 - 11/20/49 1,684,504 1,596,870
4.50%, 4/20/49 22,469 21,879
5.00%, 12/20/48 13,308 12,463
UMBS Pool, 30 Year
4.00%, 4/1/49 297,538 280,773
4.50%, 2/1/49 246,245 238,903
UMBS, 30 Year
4.00%, 11/1/41 - 3/1/49 1,751,917 1,673,421
4.50%, 3/1/41 - 11/1/44 468,266 461,953
5.00%, 3/1/41 58,649 59,465
5.50%, 6/1/35 - 9/1/54 11,826,878 11,825,955
6.50%, 6/1/26 - 1/1/34 211,569 220,020
7.00%, 5/1/28 - 12/1/33 35,660 37,480
9.50%, 4/1/30 113 113

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Collateralized Mortgage Obligations — Agency Collateral Series  (23.5%)
(cont’d)
UMBS, Single Family, 30 Year
4.50%, 4/25/55, TBA $ 6,657,175 $ 6,372,945
5.00%, 4/25/55, TBA 141,202,000 138,416,571
5.50%, 4/25/55, TBA 230,397,908 230,136,902
394,891,083
Commercial Mortgage-Backed Securities ( 8 .7% )
Adjustable Rate Mortgage Trust
5.67%, 6/25/35(b) 13,067 13,027
Ajax Mortgage Loan Trust
1.70%, 5/25/59(a)(c) 1,028,231 956,752
Alternative Loan Trust
CME Term SOFR 1 Month + 0.47%,
4.79%, 5/25/47(b) 59,247 54,281
BAHA Trust
6.39%, 12/10/41(a)(b) 2,330,000 2,415,183
BAMLL Commercial Mortgage Securities Trust
3.47%, 11/5/32(a) 3,440,000 3,157,626
BAMLL Trust
CME Term SOFR 1 Month + 2.35%,
6.67%, 8/15/39(a)(b) 1,359,000 1,363,251
Banc of America Alternative Loan Trust
CME Term SOFR 1 Month + 0.76%,
5.08%, 7/25/46(b) 75,362 58,914
6.36%, 10/25/36(c) 375,102 107,279
Banc of America Funding Trust
5.25%, 7/25/37 4,822 4,641
BANK
2.92%, 12/15/53(b) 4,200,000 2,382,971
IO
0.83%, 10/17/52(b) 13,673,961 404,905
BBCMS Mortgage Trust
IO
0.46%, 12/15/55(b) 18,299,157 605,098
Bear Stearns ARM Trust
5.39%, 2/25/34(b) 311,272 293,140
Benchmark Mortgage Trust
3.76%, 7/15/53(a) 2,000,000 1,974,814
IO
0.87%, 9/15/48(a)(b) 25,152,299 453,417
BF Mortgage Trust
CME Term SOFR 1 Month + 1.50%,
5.82%, 12/15/35(a)(b) 2,222,000 2,190,678
CME Term SOFR 1 Month + 2.00%,
6.32%, 12/15/35(a)(b) 2,500,000 2,399,764
BFLD Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
6.16%, 11/15/41(a)(b) 3,000,000 3,007,504
BPR Trust
CME Term SOFR 1 Month + 3.00%,
7.32%, 5/15/39(a)(b) 2,320,000 2,328,673
BRAVO Residential Funding Trust
2.00%, 5/25/59(a)(b) 1,137,263 1,049,818
Brean Asset-Backed Securities Trust
1.40%, 10/25/63(a)(b) 1,947,748 1,793,076
Face
Amount Value
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.14%,
7.46%, 6/15/27(a)(b) $ 5,100,000 $ 5,117,914
ChaseFlex Trust
6.00%, 2/25/37 576,473 191,686
Citigroup Commercial Mortgage Trust
IO
0.71%, 11/10/48(b) 2,252,737 7,899
0.86%, 9/10/58(b) 3,457,728 8,519
COLT Trust
1.67%, 9/25/61(a)(b) 1,046,125 934,078
Commercial Mortgage Trust
3.40%, 8/15/57(a)(b) 1,400,000 1,267,708
CSMC Trust
CME Term SOFR 1 Month + 3.83%,
8.15%, 8/15/26(a)(b) 1,379,887 1,286,993
Extended Stay America Trust
CME Term SOFR 1 Month + 2.36%,
6.68%, 7/15/38(a)(b) 3,629,170 3,634,827
FHLMC Seasoned Credit Risk Transfer Trust
3.00%, 9/25/55 840,226 723,619
3.00%, 8/25/57 598,315 517,937
3.00%, 3/25/58 826,868 714,673
4.25%, 8/25/59(a)(b) 2,700,000 2,580,886
4.25%, 11/25/60(a)(b) 750,000 714,028
4.75%, 10/25/58(b) 1,116,950 1,089,448
FHLMC, Multifamily Structured Pass-Through Certificates
IO REMIC
2.63%, 1/25/49(b) 17,200,000 2,188,828
2.63%, 1/25/49(b) 4,091,469 484,187
2.65%, 2/25/49(b) 9,522,157 1,192,402
2.74%, 8/25/48(b) 5,484,002 629,254
3.07%, 11/25/36(b) 4,400,000 1,058,445
3.21%, 5/25/32(b) 11,220,034 2,024,326
FHLMC, REMIC
SOFR30A + 1.43%,
5.77%, 12/25/54(b) 6,258,858 6,279,981
IO REMIC
SOFR30A + 5.89%,
1.54%, 11/15/43(b) 308,938 23,588
FNMA, REMIC
7.00%, 9/25/32 59,731 62,693
IO REMIC
8.00%, 9/18/27 8,902 513
FNMA, Strips
IO REMIC
6.50%, 9/25/29 12,629 1,057
6.50%, 9/25/29 4,998 397
6.50%, 9/25/29 7,593 575
6.50%, 12/25/29 11,950 940
6.50%, 12/25/29 4,862 387
6.50%, 12/25/29 7,115 556
6.50%, 12/25/29 8,850 670
8.50%, 10/25/25 22 0
FREMF Mortgage Trust
SOFR30A + 5.36%,
9.72%, 7/25/26(a)(b) 44,850 16,765

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (8.7%) (cont’d)
FS Commercial Mortgage Trust
7.07%, 11/10/39(a) $ 1,775,000 $ 1,821,185
GNMA
IO REMIC
5.00%, 2/16/41 59,794 11,966
Great Wolf Trust
CME Term SOFR 1 Month + 1.54%,
5.86%, 3/15/39(a)(b) 1,370,000 1,372,458
GS Mortgage Securities Trust
IO
0.30%, 9/10/47(b) 408,442 100
1.16%, 10/10/48(b) 4,281,308 17,349
GWT
CME Term SOFR 1 Month + 1.69%,
6.01%, 5/15/41(a)(b) 3,613,000 3,625,423
Hawaii Hotel Trust
CME Term SOFR 1 Month + 1.39%,
5.71%, 3/15/42(a)(b) 3,045,000 3,033,607
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.96%, 6/15/41(a)(b) 3,164,100 3,175,969
CME Term SOFR 1 Month + 2.54%,
6.86%, 6/15/41(a)(b) 500,508 502,855
Hudson Yards Mortgage Trust
6.34%, 1/13/40(a)(b) 1,925,000 1,958,705
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.34%,
6.66%, 9/15/41(a)(b) 1,028,000 1,029,284
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 2.25%,
6.55%, 3/15/42(a)(b) 3,061,000 3,047,642
CME Term SOFR 1 Month + 2.85%,
7.15%, 3/15/42(a)(b) 5,357,000 5,330,267
J.P. Morgan Chase Commercial Mortgage Securities Trust
IO
0.56%, 12/15/49(b) 3,461,866 22,659
0.63%, 4/15/46(b) 5,353,597 19,995
J.P. Morgan Mortgage Trust
4.97%, 6/25/37(b) 42,400 32,906
JW Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.62%,
5.94%, 6/15/39(a)(b) 4,000,000 4,006,252
CME Term SOFR 1 Month + 1.94%,
6.26%, 6/15/39(a)(b) 885,000 886,383
Lehman Mortgage Trust
6.50%, 9/25/37 619,817 229,425
LHOME Mortgage Trust
7.02%, 1/25/29(a)(c) 3,290,000 3,332,970
8.00%, 6/25/28(a)(c) 751,000 758,606
MF1X
CME Term SOFR 1 Month + 2.82%,
7.14%, 12/15/34(a)(b) 4,350,000 4,276,322
Natixis Commercial Mortgage Securities Trust
4.32%, 1/15/43(a)(b) 800,000 680,638
NJ
6.28%, 3/5/35(a)(b) 3,110,000 3,125,870
6.28%, 3/5/35(a)(b) 3,400,000 3,262,704
Face
Amount Value
NRM FHT1 Excess Owner LLC
6.55%, 3/25/32(a)(c) $ 6,880,000 $ 6,862,608
NRTH Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.96%, 3/15/39(a)(b) 4,633,000 4,644,583
NYC Trust
CME Term SOFR 1 Month + 1.99%,
6.31%, 8/15/29(a)(b) 4,664,000 4,680,039
Olympic Tower Mortgage Trust
3.57%, 5/10/39(a) 2,900,000 2,627,400
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.81%, 12/15/39(a)(b) 3,847,000 3,859,029
CME Term SOFR 1 Month + 2.79%,
7.11%, 12/15/39(a)(b) 1,367,000 1,371,273
PRM5 Trust
5.25%, 3/10/33(a)(b) 1,150,000 1,131,189
ROCK Trust
5.39%, 11/13/41(a) 2,490,000 2,512,644
5.93%, 11/13/41(a) 1,540,000 1,575,463
SDR Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.39%,
5.71%, 5/15/39(a)(b) 1,193,000 1,191,516
SG Commercial Mortgage Securities Trust
3.73%, 3/15/37(a)(b) 1,900,000 1,661,253
SHR Trust
CME Term SOFR 1 Month + 1.95%,
6.27%, 10/15/41(a)(b) 3,475,000 3,488,034
SLG Office Trust
IO
0.26%, 7/15/41(a)(b) 34,800,000 441,610
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.91%, 6/15/39(a)(b) 3,350,000 3,347,924
TYSN Mortgage Trust
6.58%, 12/10/33(a)(b) 1,127,000 1,179,560
145,906,256
Corporate Bonds ( 27 .6% )
Aerospace & Defense (0.4%)
Boeing Co. (The)
5.15%, 5/1/30 3,310,000 3,332,321
5.81%, 5/1/50 3,182,000 3,032,276
6,364,597
Air Freight & Logistics (0.0%)(d)
Cargo Aircraft Management, Inc.
4.75%, 2/1/28(a) 807,000 807,336
Automobiles (0.3%)
Ford Motor Co.
3.25%, 2/12/32 6,096,000 5,026,600
Banks (8.0%)
AIB Group plc
5.87%, 3/28/35(a)(b) 5,248,000 5,346,444
Banco Santander SA
4.18%, 3/24/28(b) 2,486,000 2,461,666
5.44%, 7/15/31 1,360,000 1,394,599
5.54%, 3/14/30(b) 2,199,000 2,246,137

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (27.6%) (cont’d)
6.03%, 1/17/35(e) $ 2,550,000 $ 2,641,546
Bank of America Corp.
5.16%, 1/24/31(b) 1,959,000 1,986,477
5.51%, 1/24/36(b) 7,406,000 7,540,105
Bank of Ireland Group plc
5.60%, 3/20/30(a)(b) 3,868,000 3,961,035
Bank of Nova Scotia (The)
8.00%, 1/27/84(b) 5,544,000 5,739,881
Barclays plc
8.00%, 3/15/29(b)(f) 700,000 723,424
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero
5.13%, 1/18/33(a)(b) 2,550,000 2,425,777
7.63%, 2/11/35(a)(b) 1,557,000 1,575,995
8.13%, 1/8/39(a)(b) 2,157,000 2,199,596
BNP Paribas SA
5.13%, 1/13/29(a)(b) 2,870,000 2,901,334
7.75%, 8/16/29(a)(b)(f) 2,200,000 2,271,513
BPCE SA
5.88%, 1/14/31(a)(b) 4,254,000 4,358,930
CaixaBank SA
6.84%, 9/13/34(a)(b) 7,738,000 8,408,883
Citigroup, Inc.
5.17%, 2/13/30(b) 807,000 817,663
Credit Agricole SA
6.25%, 1/10/35(a)(b) 2,742,000 2,805,043
First Horizon Corp.
5.51%, 3/7/31(b) 3,139,000 3,155,864
Intesa Sanpaolo SpA
8.25%, 11/21/33(a)(b) 6,736,000 7,739,089
JPMorgan Chase & Co.
5.14%, 1/24/31(b) 1,141,000 1,159,040
5.58%, 4/22/30(b) 9,249,000 9,541,683
5.77%, 4/22/35(b) 3,961,000 4,118,548
PNC Financial Services Group, Inc. (The)
5.58%, 1/29/36(b) 4,673,000 4,758,275
6.88%, 10/20/34(b) 3,559,000 3,936,280
Royal Bank of Canada
4.97%, 5/2/31(b) 5,560,000 5,588,945
Santander UK Group Holdings plc
3.82%, 11/3/28(b) 1,045,000 1,016,968
Societe Generale SA
3.65%, 7/8/35(a)(b) 2,325,000 2,072,358
6.10%, 4/13/33(a)(b) 711,000 728,643
Swedbank AB
5.41%, 3/14/29(a) 1,300,000 1,333,882
Synovus Bank
5.63%, 2/15/28 1,870,000 1,879,363
Synovus Financial Corp.
6.17%, 11/1/30(b) 3,107,000 3,147,602
Toronto-Dominion Bank (The)
8.13%, 10/31/82(b) 5,962,000 6,182,028
Truist Financial Corp.
5.87%, 6/8/34(b) 4,293,000 4,418,052
U.S. Bancorp
4.84%, 2/1/34(b) 2,465,000 2,396,024
5.68%, 1/23/35(b)(e) 1,603,000 1,639,315
5.84%, 6/12/34(b) 737,000 760,765
Face
Amount Value
5.85%, 10/21/33(b) $ 807,000 $ 836,673
Wells Fargo & Co.
2.57%, 2/11/31(b) 667,000 601,405
5.24%, 1/24/31(b) 5,394,000 5,485,585
134,302,435
Building Products (0.2%)
Masterbrand, Inc.
7.00%, 7/15/32(a) 910,000 909,364
Quikrete Holdings, Inc.
6.38%, 3/1/32(a) 2,050,000 2,064,688
2,974,052
Capital Markets (2.7%)
Antares Holdings LP
6.35%, 10/23/29(a) 815,000 816,074
Apollo Debt Solutions BDC
6.70%, 7/29/31(e) 515,000 531,650
Blue Owl Credit Income Corp.
6.60%, 9/15/29(a) 420,000 426,981
6.65%, 3/15/31 1,080,000 1,102,167
Brookfield Finance, Inc.
5.68%, 1/15/35 3,601,000 3,686,103
6.30%, 1/15/55(b) 4,009,000 3,829,931
Charles Schwab Corp. (The)
5.85%, 5/19/34(b) 2,877,000 3,006,374
6.14%, 8/24/34(b) 2,640,000 2,811,238
CI Financial Corp.
3.20%, 12/17/30 6,899,000 6,029,207
Citadel LP
6.38%, 1/23/32(a)(e) 5,826,000 5,980,897
Goldman Sachs Bank USA
5.41%, 5/21/27(b) 24,000 24,230
HAT Holdings I LLC
3.75%, 9/15/30(a) 1,157,000 1,029,463
Jefferies Financial Group, Inc.
6.20%, 4/14/34 6,202,000 6,325,365
LPL Holdings, Inc.
4.00%, 3/15/29(a) 2,701,000 2,588,191
Marex Group plc
6.40%, 11/4/29(e) 3,692,000 3,755,078
Nuveen LLC
5.85%, 4/15/34(a) 3,593,000 3,678,653
TPG Operating Group II LP
5.88%, 3/5/34 507,000 519,319
46,140,921
Chemicals (0.2%)
Celanese US Holdings LLC
1.40%, 8/5/26 717,000 684,504
Olympus Water US Holding Corp.
9.75%, 11/15/28(a) 2,779,000 2,888,673
3,573,177
Construction & Engineering (0.2%)
Artera Services LLC
8.50%, 2/15/31(a) 3,415,900 3,190,942

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (27.6%) (cont’d)
Consumer Finance (1.8%)
Aircastle Ltd.
5.75%, 10/1/31(a) $ 3,174,000 $ 3,238,360
Ally Financial, Inc.
4.70%, 5/15/26(b)(f) 2,934,000 2,739,678
6.85%, 1/3/30(b) 7,758,000 8,105,973
8.00%, 11/1/31 1,701,000 1,893,526
American Express Co.
5.44%, 1/30/36(b) 2,631,000 2,660,821
Ford Motor Credit Co. LLC
4.00%, 11/13/30(e) 50,000 44,790
7.12%, 11/7/33 3,469,000 3,547,333
7.35%, 3/6/30 1,217,000 1,274,213
General Motors Financial Co., Inc.
5.95%, 4/4/34 6,709,000 6,679,848
30,184,542
Consumer Staples Distribution & Retail (0.1%)
Kroger Co. (The)
5.00%, 9/15/34 2,150,000 2,101,897
Containers & Packaging (0.1%)
Trivium Packaging Finance BV
5.50%, 8/15/26(a)(c) 1,643,000 1,618,977
Diversified REITs (0.4%)
VICI Properties LP
5.13%, 11/15/31 - 5/15/32 6,594,000 6,487,622
Diversified Telecommunication Services (0.3%)
Bell Canada
6.88%, 9/15/55(b) 3,958,000 3,975,734
Virgin Media Secured Finance plc
5.50%, 5/15/29(a) 1,811,000 1,717,090
5,692,824
Electric Utilities (0.3%)
Vistra Operations Co. LLC
5.00%, 7/31/27(a) 55,000 54,197
5.70%, 12/30/34(a) 4,559,000 4,539,702
6.88%, 4/15/32(a) 75,000 76,507
XPLR Infrastructure Operating Partners LP
8.63%, 3/15/33(a)(e) 1,250,000 1,217,178
5,887,584
Electronic Equipment, Instruments & Components (0.2%)
Arrow Electronics, Inc.
5.15%, 8/21/29 2,819,000 2,834,146
Entertainment (0.5%)
Playtika Holding Corp.
4.25%, 3/15/29(a) 1,910,000 1,684,000
Warnermedia Holdings, Inc.
4.28%, 3/15/32 7,474,000 6,587,386
8,271,386
Financial Services (1.8%)
Enact Holdings, Inc.
6.25%, 5/28/29 6,605,000 6,780,471
Essent Group Ltd.
6.25%, 7/1/29 6,090,000 6,276,383
Face
Amount Value
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34(a) $ 10,809,000 $ 10,690,600
MGIC Investment Corp.
5.25%, 8/15/28(e) 2,240,000 2,217,798
Rocket Mortgage LLC
3.63%, 3/1/29(a) 602,000 555,643
3.88%, 3/1/31(a) 4,225,000 3,789,677
30,310,572
Food Products (0.1%)
Smithfield Foods, Inc.
5.20%, 4/1/29(a) 2,128,000 2,125,605
Gas Utilities (0.2%)
Ferrellgas LP
5.88%, 4/1/29(a) 4,414,000 4,000,547
Health Care Equipment & Supplies (0.1%)
Medline Borrower LP
3.88%, 4/1/29(a) 1,793,000 1,677,205
Health Care Providers & Services (0.9%)
Centene Corp.
2.50%, 3/1/31 4,600,000 3,882,559
3.38%, 2/15/30 3,248,000 2,940,128
HCA, Inc.
5.95%, 9/15/54 750,000 720,967
6.20%, 3/1/55(e) 3,143,000 3,122,653
LifePoint Health, Inc.
9.88%, 8/15/30(a) 3,772,000 3,984,560
14,650,867
Health Care REITs (0.2%)
Healthpeak OP LLC
5.38%, 2/15/35 4,265,000 4,252,218
Hotels, Restaurants & Leisure (0.3%)
Las Vegas Sands Corp.
6.00%, 8/15/29 2,430,000 2,484,964
6.20%, 8/15/34 2,420,000 2,428,445
4,913,409
Insurance (1.4%)
Alliant Holdings Intermediate LLC
7.00%, 1/15/31(a) 3,552,000 3,565,704
American National Group, Inc.
5.75%, 10/1/29 2,579,000 2,601,557
6.14%, 6/13/32(a) 1,691,000 1,716,784
Global Atlantic Fin Co.
3.13%, 6/15/31(a) 507,000 447,389
4.70%, 10/15/51(a)(b) 2,710,000 2,612,207
6.75%, 3/15/54(a) 4,207,000 4,274,651
7.95%, 10/15/54(a)(b) 2,877,000 2,992,650
Liberty Mutual Group, Inc.
4.13%, 12/15/51(a)(b) 4,805,000 4,601,940
22,812,882
IT Services (0.6%)
Arches Buyer, Inc.
4.25%, 6/1/28(a)(e) 3,575,000 3,259,171

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (27.6%) (cont’d)
Kyndryl Holdings, Inc.
6.35%, 2/20/34 $ 6,257,000 $ 6,491,410
9,750,581
Life Sciences Tools & Services (0.1%)
Fortrea Holdings, Inc.
7.50%, 7/1/30(a) 1,431,000 1,303,028
Machinery (0.2%)
Calderys Financing LLC
11.25%, 6/1/28(a) 3,001,000 3,164,337
Media (1.0%)
Charter Communications Operating LLC
4.80%, 3/1/50 10,750,000 8,109,958
Clear Channel Outdoor Holdings, Inc.
7.88%, 4/1/30(a) 3,556,000 3,489,839
McGraw-Hill Education, Inc.
5.75%, 8/1/28(a) 3,631,000 3,548,939
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/28(a) 1,865,000 1,764,667
16,913,403
Metals & Mining (0.2%)
Compass Minerals International, Inc.
6.75%, 12/1/27(a) 775,000 744,851
Nexa Resources SA
6.75%, 4/9/34(a) 2,416,000 2,505,266
3,250,117
Office REITs (0.2%)
COPT Defense Properties LP
2.75%, 4/15/31(e) 2,475,000 2,145,912
2.90%, 12/1/33(e) 2,569,000 2,082,900
4,228,812
Oil, Gas & Consumable Fuels (0.7%)
Global Partners LP
7.00%, 8/1/27 847,000 845,258
Petrobras Global Finance BV
6.50%, 7/3/33 1,869,000 1,898,110
Raizen Fuels Finance SA
5.70%, 1/17/35(a) 2,762,000 2,626,386
6.45%, 3/5/34(a) 1,395,000 1,410,495
6.95%, 3/5/54(a) 1,412,000 1,377,485
TerraForm Power Operating LLC
4.75%, 1/15/30(a) 2,882,000 2,681,917
5.00%, 1/31/28(a) 1,248,000 1,209,038
12,048,689
Passenger Airlines (0.8%)
A/S Mileage Plan IP Ltd.
5.02%, 10/20/29(a) 4,974,000 4,873,920
5.31%, 10/20/31(a) 860,000 841,303
American Airlines, Inc.
5.50%, 4/20/26(a) 1,836,667 1,833,031
Delta Air Lines, Inc.
4.75%, 10/20/28(a)(e) 5,198,000 5,178,012
12,726,266
Face
Amount Value
Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co.
4.25%, 10/26/49 $ 3,538,000 $ 2,896,591
Semiconductors & Semiconductor Equipment (0.7%)
Foundry JV Holdco LLC
6.10%, 1/25/36(a) 6,270,000 6,426,650
Intel Corp.
4.75%, 3/25/50(e) 1,957,000 1,578,024
4.90%, 8/5/52(e) 4,878,800 4,001,778
12,006,452
Software (0.4%)
Cloud Software Group, Inc.
6.50%, 3/31/29(a) 4,077,000 3,966,128
McAfee Corp.
7.38%, 2/15/30(a) 2,997,000 2,655,121
6,621,249
Specialized REITs (0.5%)
EPR Properties
3.60%, 11/15/31(e) 3,326,000 2,970,160
3.75%, 8/15/29(e) 3,720,000 3,489,555
4.95%, 4/15/28 1,302,000 1,289,902
7,749,617
Specialty Retail (0.4%)
Lithia Motors, Inc.
4.38%, 1/15/31(a) 3,813,000 3,457,544
PetSmart, Inc.
4.75%, 2/15/28(a) 3,492,000 3,271,225
6,728,769
Technology Hardware, Storage & Peripherals (0.2%)
Seagate HDD Cayman
9.63%, 12/1/32 3,152,500 3,549,107
Tobacco (0.2%)
BAT Capital Corp.
6.25%, 8/15/55 2,832,000 2,828,266
Trading Companies & Distributors (0.0%)(d)
Air Lease Corp.
3.38%, 7/1/25 267,000 266,152
Transportation Infrastructure (0.2%)
Seaspan Corp.
5.50%, 8/1/29(a) 3,224,000 2,924,352
Wireless Telecommunication Services (0.3%)
Zegona Finance plc
8.63%, 7/15/29(a)(e) 4,820,000 5,114,526
464,272,657
Sovereign ( 0 .3% )
Petroleos Mexicanos
6.84%, 1/23/30 5,930,000 5,438,984
Supranational ( 0 .1% )
Banque Ouest Africaine de Developpement
4.70%, 10/22/31(a) 1,240,000 1,132,469

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
U.S. Government and Agency Securities ( 32 .9% )
U.S. Treasury Bonds
1.38%, 8/15/50 $ 784,000 $ 399,748
1.88%, 11/15/51 6,409,000 3,688,304
2.25%, 8/15/46 7,534,000 5,069,264
2.25%, 2/15/52 2,035,000 1,284,276
2.50%, 2/15/45 11,919,000 8,596,812
3.38%, 5/15/44 67,453,000 56,763,281
4.50%, 2/15/36(e) 2,788,000 2,872,620
4.50%, 11/15/54 975,000 960,984
4.63%, 5/15/54 20,078,800 20,149,782
5.00%, 5/15/37 2,696,000 2,887,774
U.S. Treasury Notes
0.63%, 5/15/30 19,116,000 16,176,168
0.63%, 8/15/30 2,423,000 2,032,859
1.50%, 2/15/30 21,292,000 18,997,288
2.75%, 6/30/25 50,390,000 50,212,021
3.88%, 9/30/29 179,201,000 178,721,498
4.00%, 2/29/28 18,392,000 18,448,038
4.25%, 11/15/34 3,156,000 3,165,862
4.38%, 5/15/34 72,085,000 73,074,761
4.63%, 2/15/35 2,708,000 2,797,914
4.88%, 11/30/25 15,961,000 16,033,118
4.88%, 5/31/26 70,370,000 71,043,463
553,375,835
Total Fixed Income Securities
(Cost $1,766,125,224)
1,765,817,087
–
Shares
Investment Companies ( 2 .4% )
Eaton Vance Floating-Rate ETF
(See Note G)(e) 610,529 30,190,659
Eaton Vance High Yield ETF
(See Note G) 9,300 485,298
Eaton Vance Short Duration Income
ETF
(See Note G)(e) 162,500 8,248,500
Eaton Vance Ultra-Short Income ETF
(See Note G)(e) 27,000 1,371,465
Total Investment Companies
(Cost $40,872,873)
40,295,922
Short-Term Investments ( 15 .7% )
Investment Company ( 14 .9% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.27%
(See Note G)
(Cost $251,026,916)
251,026,916 251,026,916
Security held as Collateral on Loaned Securities ( 0 .2% )
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.27%
(See Note G)
(Cost $2,914,410)
2,914,410 2,914,410
Face
Amount Value
U.S. Government and Agency Security ( 0 .6% )
U.S. Treasury Bill
4.22%, 5/6/25
(Cost $9,276,262)
$ 9,315,000 $ 9,276,675
Total Short-Term Investments
(Cost $263,217,588)
263,218,001
Total Investments ( 123 .1% )
( Cost $ 2,070,215,685 ) including
$ 13,108,876 of Securities Loaned (g) 2,069,331,010
Liabilities in Excess of Other Assets (-23.1%)
(387,904,222)
Net Assets (100.0%) $1,681,426,788
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.
(d) Amount is less than 0.05%.
(e) All or a portion of this security was on loan at March 31, 2025.
(f) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2025.
(g) At March 31, 2025, the aggregate cost for federal income tax purposes is $2,070,215,685. The aggregate gross unrealized
appreciation is $10,762,114 and the aggregate gross unrealized depreciation is $11,646,789, resulting in net unrealized depreciation of $884,675.
ARM Adjustable Rate Mortgage
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest Only
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SDR Swedish Depositary Receipt
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
STRIPS Separate Trading of Registered Interest and Principal Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.
TBA To Be Announced; Security is subject to delayed delivery

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Futures Contracts:
The Fund had the following futures contracts open at March 31, 2025:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
Long:
U.S. Treasury 2 Year Notes 909 Jun-25 $ 181,800,000 $ 188,319,235 $ 725,603
U.S. Treasury 5 Year Notes 915 Jun-25 91,500,000 98,962,969 872,714
U.S. Treasury 10 Year Notes 49 Jun-25 4,900,000 5,449,719 6,708
U.S. Treasury Long Bonds 50 Jun-25 5,000,000 5,864,063 (5,281)
U.S. Treasury Ultra Bonds 512 Jun-25 51,200,000 62,592,000 (189,820)
Short:
U.S. Treasury 10 Year Ultra Bonds 173 Jun-25 (17,300,000) (19,743,625) (172,577)
$ 1,237,347
Portfolio Composition*
Classification
Percentage of Total
Investments
U.S. Government and Agency Securities 26 .7%
Collateralized Mortgage Obligations — Agency
Collateral Series 19 .1
Other** 18 .2
Short-Term Investments 12 .7
Asset-Backed Securities 9 .7
Commercial Mortgage-Backed Securities 7 .1
Banks 6 .5
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31,
2025.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of
$ 380,931,610 and net unrealized appreciation of $ 1,237,347 .

Semi-Annual Report — March 31, 2025 (unaudited)
Eaton Vance Total Return Bond ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2025
Assets:
Investments in Securities of Unaffiliated Issuers, at Value
(1)
(Cost $1,775,401,486) $ 1,775,093,762
Investment in Security of Affiliated Issuers, at Value (Cost $294,814,199) 294,237,248
Total Investments in Securities, at Value (Cost $2,070,215,685) 2,069,331,010
Foreign Currency, at Value (Cost $246) 243
Due from Custodian 500,893
Receivable for Investments Sold 130,388,226
Interest Receivable 12,583,726
Dividends Receivable 1,036,462
Collateral on TBA Commitments 260,000
Receivable for Variation Margin on Futures Contracts 4,968,154
Receivable from Securities Lending Income 9,176
Affiliate Fund Waiver 16,560
Total Assets
2,219,094,450
Liabilities:
Collateral on Securities Loaned, at Value 2,914,410
Payable for Investments Purchased 527,583,446
Payable for Management Fee 402,382
Payable for Dividends to Shareholders 6,463,926
Payable to Bank 246,106
Reorganization Expenses 57,392
Total Liabilities
537,667,662
Net Assets
$ 1,681,426,788
Net Assets Consist of:
Paid-in-Capital $ 1,819,278,685
Total Accumulated Loss (137,851,897)
Net Assets
$ 1,681,426,788
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 33,239,193
Net Asset Value Per Share
$ 50 .59
(1)
Including:
—
Securities on Loan, at Value: $ 13,108,876

Semi-Annual Report — March 31, 2025 (unaudited)
Eaton Vance Total Return Bond ETF
13
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2025
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 26,236,689
Dividends from Security of Affiliated Issuers (Note G) 3,849,764
Income from Securities Loaned - Net 8,318
Total Investment Income 30,094,771
Expenses:
Management Fee (Note B) 1,856,419
Total Expenses 1,856,419
Rebate from Morgan Stanley Affiliates (Note G) (158,199)
Net Expenses 1,698,220
Net Investment Income
28,396,551
Realized Gain (Loss):
Investments Sold (6,891,503)
Futures Contracts (4,920,859)
Net Realized Loss (11,812,362)
Change in Unrealized Appreciation (Depreciation):
Investments 2,907,986
Investments in Affiliates (521,967)
Foreign Currency Translation (42,767)
Futures Contracts 1,027,252
Net Change in Unrealized Appreciation (Depreciation) 3,370,504
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
(8,441,858)
Net Increase in Net Assets Resulting from Operations $ 19,954,693

Semi-Annual Report — March 31, 2025
Eaton Vance Total Return Bond ETF
14
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2025
(unaudited)
Year Ended
September 30, 2024
*
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income
$ 28,396,551
$ 24,776,968
Net Realized Loss
(11,812,362)
(15,705,180)
Net Change in Unrealized Appreciation (Depreciation)
3,370,504
52,794,019
Net Increase in Net Assets Resulting from Operations
19,954,693
61,865,807
Dividends and Distributions to Shareholders:
Dividends and Distributions
(29,207,248)
(27,111,352)
Total Dividends and Distributions to Shareholders
(29,207,248)
(27,111,352)
Capital Share Transactions:
(1)
Subscribed
38,350,883
71,672,853
Subscribed In-Kind
963,781,012
315,393,523
Distributions Reinvested
–
13,735,675
Redeemed
–
(287,390,471)
Redeemed In-Kind
–
(15,738,559)
Net Increase in Net Assets Resulting from Capital Share Transactions
1,002,131,895
97,673,021
Total Increase in Net Assets
992,879,340
132,427,476
Net Assets:
Beginning of Period
688,547,448
556,119,972
End of Period
$ 1,681,426,788
$ 688,547,448
Capital Share Transactions:
Beginning of Period
13,319,193
11,570,335
Shares Subscribed
760,000
1,450,907
Shares Subscribed In-Kind
19,160,000
6,160,000
Shares Issued on Distributions Reinvested
–
281,829
Shares Redeemed
–
(5,823,878)
Shares Redeemed In-Kind
–
(320,000)
Shares Outstanding, End of Period Net Increase in
33,239,193
13,319,193
*
The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust  - Core Plus Fixed Income Portfolio (“Predecessor Fund”) in a
reorganization that occurred as of the close of business on March 22, 2024 (“Reorganization”). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, has been retroactively adjusted to reflect the Reorganization. See Notes to
Financial Statements for further Information on the Reorganization.
(1)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the
Financial Statements.

Semi-Annual Report — March 31, 2025
Financial Highlights
Eaton Vance Total Return Bond ETF
15
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months
Ended
March 31,
2025
(unaudited)
Year Ended September 30,
2024
(1)
2023
(1)
2022
(1)
2021
(1)
2020
(1)
Net Asset Value, Beginning of Period
(2)
$51.70 $48.08 $49.66 $60.59 $62.59 $60.85
Income (Loss) from Investment Operations:
(2)
— — — — — —
Net Investment Income
(3)
1.23 2.71 2.42 1.52 1.37 1.63
Net Realized and Unrealized Gain (Loss) (1.16) 2.69 (1.37) (10.82) (0.37) 2.11
Total from Investment Operations 0.07 5.40 1.05 (9.30) 1.00 3.74
Distributions from and/or in Excess of:
(2)
— — — — — —
Net Investment Income (1.18) (1.78) (2.63) (1.47) (1.37) (1.58)
Net Realized Gain — — — (0.16) (1.63) (0.42)
Total Distributions (1.18) (1.78) (2.63) (1.63) (3.00) (2.00)
Net Asset Value, End of Period
(2)
$50.59 $51.70 $48.08 $49.66 $60.59 $62.59
Total Return
(4) (5)
0.17%
(6)
13.96% 2.03% (15.58)% 1.61% 6.27%
Ratios to Average Net Assets and Supplemental Data:
$1,681,427 $688,547 $— $— $— $—
Net Assets, End of Period (Thousands) $1,681,427 $688,547 $423,920 $470,728 $727,989 $662,724
Ratio of Expenses Before Expense Limitation 0.3 2%
(8)
0.54% 0.63% 0.63% 0.62% 0.64%
Ratio of Expenses After Expense Limitation
(7)
0.29%
(8)
0.35% 0.40% 0.41% 0.41% 0.40%
Ratio of Expenses After Expense Limitation Excluding
Interest Expenses
(7)
N/A N/A N/A N/A N/A 0.40%
Ratio of Net Investment Income
(7)
4.90%
(8)
5.45% 4.81% 2.74% 2.26% 2.63%
Ratio of Rebate from Morgan Stanley Affiliates 0.03%
(8)
0.02% 0.02% 0.01% 0.01% 0.02%
Portfolio Turnover Rate
(9)
231%
(6)
367% 431% 266% 434% 287%
(1) The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust  - Core Plus Fixed Income Portfolio (“Predecessor Fund”) in a
reorganization that occurred as of the close of business on March 22, 2024 (“Reorganization”). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares. See Notes to Financial
Statements for further Information on the Reorganization.
(2) Per share amounts reflect the conversion of the Predecessor Fund into the Fund as of the close of March 22, 2024.
(3) Per share amount is based on average shares outstanding.
(4)
(5)
Calculated based on the net asset value as of the last business day of the period.
The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Predecessor Fund's historical performance and the performance information reflects that of the Class I shares of the Predecessor Fund.
(6) Not annualized.
(7) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(8) Annualized.
(9) In-kind transactions are not included in portfolio turnover calculations.

16
Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the "Trust") is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Eaton
Vance Total Return Bond ETF (the “Fund”), which seeks
above-average total return over a market cycle of three to five years. The Fund is diversified.
At a meeting held on September 28, 2023, the Board of Trust-
ees (the "Trustees") of the Trust unanimously approved the
reorganization of the Predecessor Fund into an exchange-trad-
ed fund ("ETF"), which will be managed by Morgan Stanley
Investment Management Inc. (the "Adviser"). On March 22,
2024, pursuant to the Plan of Reorganization, approved by
the shareholders of the Predecessor Fund on January 5, 2024, the Predecessor Fund was converted into an ETF, the Fund
with the identical investment objectives and similar principal investment strategies as the Predecessor Fund (the "Reorgani-
zation"). This tax-free acquisition of the Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Predecessor Fund's accounting and financial history. Predecessor Fund shareholders became
shareholders of the Fund and received shares of the Fund with an aggregate value equal to the aggregate net asset value of the
Predecessor Fund shares held immediately prior to the Reorga-
nization.
The assets and liabilities of the Predecessor Fund's shares were transferred in exchange for Fund Shares, in a tax-free exchange as follows:
For financial reporting purposes, assets received and shares is-
sued by the Fund were recorded at fair value and the cost basis of the investments received from the Predecessor Fund were
carried forward to the Fund.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) fixed income securities may
be valued by an outside pricing service/vendor approved
by the Trustees. The pricing service/vendor may employ
a pricing model that takes into account, among other
things, bids, yield spreads and/or other market data and
specific security characteristics. If the Adviser, a whol-
ly-owned subsidiary of Morgan Stanley, determines that
the price provided by the outside pricing service/vendor
or exchange does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide
a price, prices from brokers/dealers may also be utilized.
In these circumstances, the value of the security will be
the mean of bid and asked prices obtained from reputa-
ble brokers/dealers; (2) when market quotations are not
readily available, as defined by Rule 2a-5 under the Act,
including circumstances under which the Adviser deter-
mines that the closing price, last sale price or the mean
between the last reported bid and asked prices are not
reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith
under procedures established by and under the general
Portfolio
Shares
outstanding
before the
Conversion
Shares
outstanding
immediately
after the
Conversion
Aggregate
net assets
before the
Conversion
Aggregate
net assets
immediately
after the
Conversion
Acquired
Portfolio
*
38,247,818 -0- $363,962,896
+
-0-
The Fund -0- 7,279,194 -0- $363,961,956
*
Represents the accounting survivor.
+
Includes unrealized depreciation on investments of $18,057,023 with a fair value of $406,626,891 and identified cost of $424,683,914.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
supervision of the Trustees; (3) futures are valued at the
settlement price on the exchange on which they trade or,
if a settlement price is unavailable, at the last sale price on the exchange; (4) investments in mutual funds, including
the Morgan Stanley Institutional Liquidity Funds, are val-
ued at the net asset value (“NAV”) as of the close of each
business day; and (5) investments in ETFs are valued at
market price.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2025:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 200,800 $ — $ 200,800
Collateralized
Mortgage
Obligations —
Agency Collateral
Series — 394,891 — 394,891
Commercial
Mortgage-Backed
Securities — 145,906 — 145,906
Corporate Bonds — 464,273 — 464,273
Sovereign — 5,439 — 5,439
Supranational — 1,132 — 1,132
U.S. Government and
Agency Securities — 553,376 — 553,376
— — — —
Total Fixed Income
Securities — 1,765,817 — 1,765,817
Investment
Companies
40,296 — — 40,296
Short-Term Investments
Investment Company 253,941 — — 253,941

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Foreign Currency Translation and Foreign Invest-
ments:
The books and records of the Fund are main-
tained in U.S. dollars. Foreign currency amounts are
translated into U.S. dollars as follows:
investments, other assets and liabilities at the prevail-
ing rate of exchange on the valuation date;
investment transactions and investment income at
the prevailing rates of exchange on the dates of such
transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates and market values at the close of
the period, the Fund does not isolate that portion of the
results of operations arising as a result of changes in the
foreign exchange rates from the fluctuations arising from
changes in the market prices of securities held at period
end. Similarly, the Fund does not isolate the effect of
changes in foreign exchange rates from the fluctuations
arising from changes in the market prices of securities
sold during the period. Accordingly, realized and unre-
alized foreign currency gains (losses) on investments in
securities are included in the reported net realized and
unrealized gains (losses) on investment transactions and
balances. However, pursuant to U.S. federal income tax
regulations, gains and losses from certain foreign currency
transactions and the foreign currency portion of gains
and losses realized on sales and maturities of foreign de-
nominated debt securities are treated as ordinary income
for U.S. federal income tax purposes.
Net realized gains (losses) on foreign currency transac-
tions represent net foreign exchange gains (losses) from
foreign currency forward exchange contracts, disposition
of foreign currencies, currency gains (losses) realized be-
tween the trade and settlement dates on securities transac-
tions, and the difference between the amount of invest-
ment income and foreign withholding taxes recorded on
the Fund’s books and the U.S. dollar equivalent amounts
actually received or paid. The change in unrealized cur-
rency gains (losses) on foreign currency translation for the period is reflected in the Statement of Operations.
Foreign security and currency transactions may involve
certain considerations and risks not typically associated
with those of U.S. dollar denominated transactions as a
result of, among other factors, fluctuations of exchange
rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of
foreign securities markets and the possibility of political
or economic instability.
Governmental approval for foreign investments may
be required in advance of making an investment under
certain circumstances in some countries, and the ex-
tent of foreign investments by U.S. companies may be
subject to limitation in other countries. Foreign owner-
ship limitations also may be imposed by the charters of
individual companies to prevent, among other concerns,
violations of foreign investment limitations. As a result,
an additional class of shares (identified as “Foreign” in
the Portfolio of Investments) may be created and offered
for investment. The “local” and “foreign shares” market
values may differ. In the absence of trading of the foreign
shares in such markets, the Fund values the foreign shares
at the closing exchange price of the local shares.
4. Securities Lending:
The Fund lends securities to qual-
ified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair
value of the securities loaned that might occur and any
interest earned or dividends declared on those securities
during the term of the loan would remain in the Fund.
The Fund would receive cash or securities as collateral in
an amount equal to or exceeding 100% of the current fair
value of the loaned securities. The collateral is marked-
to-market daily by JPMorgan Chase Bank N.A. (“JP-
Morgan”), the securities lending agent, to ensure that a
minimum of 100% collateral coverage is maintained.
Based on pre-established guidelines, the securities lending
agent invests any cash collateral that is received in an
affiliated money market portfolio. Securities lending
income is generated from the earnings on the invested
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
U.S. Government and
Agency Security $ — $ 9,277 $ — $ 9,277
Total Short-Term
Investments 253,941 9,277 — 263,218
Futures Contracts
1,605 — — 1,605
Total Assets $295,842 $1,775,094 $— $2,070,936
Liabilities:
Futures Contracts
(368) — — (368)
Total $295,474 $1,775,094 $— $2,070,568

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
collateral and borrowing fees, less any rebates owed to the
borrowers and compensation to the lending agent, and is
recorded as “Income from Securities Loaned — Net” in
the Fund’s Statement of Operations. Risks in securities
lending transactions are that a borrower may not provide
additional collateral when required or return the securities when due, and that the value of the short-term invest-
ments will be less than the amount of cash collateral plus
any rebate that is required to be returned to the borrower.
The Fund has the right under the securities lending
agreement to recover the securities from the borrower on
demand.
The following table presents financial instruments that are
subject to enforceable netting arrangements as of March
31, 2025:
FASB ASC 860, "Transfers & Servicing: Repur-
chase-to-Maturity Transactions, Repurchase Financings,
and Disclosures", is intended to provide increased trans-
parency about the types of collateral pledged in securities
lending transactions and other similar transactions that
are accounted for as secured borrowings.
The following table displays a breakdown of transactions
accounted for as secured borrowings, the gross obligations
by class of collateral pledged and the remaining contrac-
tual maturity of those transactions as of March 31, 2025:
5. Derivatives:
The Fund may, but is not required to, use
derivative instruments for a variety of purposes, including
hedging, risk management, portfolio management or to
earn income. Derivatives are financial instruments whose
value is based, in part, on the value of an underlying
asset, interest rate, index or financial instrument. Prevail-
ing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A deriva-
tive instrument often has risks similar to its underlying
asset and may have additional risks, including imperfect
correlation between the value of the derivative and the
underlying asset, risks of default by the counterparty to
certain transactions, magnification of losses incurred due
to changes in the market value of the securities, instru-
ments, indices or interest rates to which the derivative
instrument relates, risks that the transactions may not
be liquid and risks arising from margin requirements,
risks arising from mispricing or valuation complexity and
operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than,
the risks associated with other portfolio investments.
Derivatives may involve the use of highly specialized
instruments that require investment techniques and risk
analyses different from those associated with other port-
folio investments. All of the Fund’s holdings, including
derivative instruments, are marked-to-market each day
with the change in value reflected in unrealized appreci-
ation (depreciation). Upon disposition, a realized gain or
loss is recognized.
Certain derivative transactions may give rise to a form of
leverage. Leverage magnifies the potential for gain and the
risk of loss. Leverage associated with derivative transac-
tions may cause the Fund to liquidate portfolio positions
Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset
Amount
Presented in the
Statement of
Assets and
Liabilities
(000)
Financial
Instrument
(000)
Collateral
Received
(000)
Net Amount
(not less
than $0)
(000)
$13,109(a) $– $13,109(b)(c) $–
(a) Represents market value of loaned securities at period end.
(b) The Fund received cash collateral of $2,914,410, which was subsequently invested in the Morgan Stanley Institutional Liquidity
Fund as reported in the Portfolio of Investments. In addition, the
Fund received non-cash collateral of $10,578,529 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of
Investments.
(c) The actual collateral received is greater than the amount shown here due to overcollateralization.
Remaining Contractual Maturity of the Agreements
Overnight
and
Continuous
(000)
<30 days
(000)
Between
30 &
90 days
(000)
>90 Days
(000)
Total
(000)
Securities
Lending
Transactions
Common Stocks $2,914 $— $— $— $2,914
Total Borrowings $2,914 $— $— $— $2,914
Gross amount
of recognized
liabilities for
securities
lending
transactions $2,914

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
20
Morgan Stanley ETF Trust
when it may not be advantageous to do so to satisfy its
obligations or may cause the Fund to be more volatile
than if the Fund had not been leveraged. Although the
Adviser seeks to use derivatives to further the Fund’s
investment objectives, there is no assurance that the use
of derivatives will achieve this result.
Following is a description of the derivative instruments
and techniques that the Fund used during the period and
their associated risks:
Futures: A futures contract is a standardized, exchange
traded agreement to buy or sell a specific quantity of
an underlying asset, reference rate or index at a specif-
ic price at a specific future time. The value of a futures
contract tends to increase and decrease in tandem with
the value of the underlying instrument. Depending on
the terms of the particular contract, futures contracts are
settled through either physical delivery of the underlying
instrument on the settlement date or by payment of a
cash settlement amount on the settlement date. During
the period the futures contract is open, payments are
received from or made to the broker based upon changes
in the value of the contract (the variation margin) and are
recorded as unrealized gains or losses by the Fund.  Gains
(losses) are realized upon the expiration or closing of the
futures contract. A decision as to whether, when and
how to use futures contracts involves the exercise of skill
and judgment and even a well-conceived futures trans-
action may be unsuccessful because of market behavior
or unexpected events. In addition to the derivatives risks
discussed above, the prices of futures contracts can be
highly volatile, using futures contracts can lower total
return and the potential loss from futures contracts can
exceed the Fund’s initial investment in such contracts. No
assurance can be given that a liquid market will exist for
any particular futures contract at any particular time.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”),
is intended to improve financial reporting about deriv-
ative instruments by requiring enhanced disclosures to
enable investors to better understand how and why the
Fund uses derivative instruments, how these derivative
instruments are accounted for and their effects on the
Fund’s financial position and results of operations.
The following tables set forth the fair value of the Fund’s
derivative contracts by primary risk exposure as of March
31, 2025:
The following tables set forth by primary risk exposure
the Fund’s realized gains (losses) and change in unrealized
appreciation (depreciation) by type of derivative contract
for the six months ended  March 31, 2025 in accordance
with ASC 815:
For the six months ended March 31, 2025, the approx-
imate average monthly amount outstanding for each
derivative type is as follows:
6. When Issued/Delayed Delivery Securities:
 The
Fund purchases and sells when-issued and delayed deliv-
ery securities. Securities purchased on a when-issued or
delayed delivery basis are purchased for delivery beyond
the normal settlement date at a stated price and yield, and
no income accrues to the Fund on such securities prior
to delivery date. Payment and delivery for when-issued
and delayed delivery securities can take place a month or
more after the date of the transaction. When the Fund
enters into a purchase transaction on a when-issued or de-
layed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund’s commit-
ments to purchase such securities. Purchasing securities
Asset Derivatives
Statement of Assets
and Primary Risk
Liabilities Location Exposure Value
Futures Contracts
Variation Margin on
Futures Contracts
Interest Rate
Risk $1,605,026(a)
Liability Derivatives
Statement of Assets
and Primary Risk
Liabilities Location Exposure Value
Futures Contracts
Variation Margin on
Futures Contracts
Interest Rate
Risk $(367,679)(a)
(a) This Amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of investments. The Statement of Assets and
Liabilities only reflects the current day's net variation margin.
Realized Gain (Loss)
Primary Risk Exposure Derivative Type Value
Interest Rate Risk Futures Contracts $ (4,920,859)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure Derivative Type Value
Interest Rate Risk Futures Contracts $1,027,252
Futures Contracts:
Average monthly notional value ................... $352,995,344

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
21
Morgan Stanley ETF Trust
on a when- issued or delayed delivery basis may involve a
risk that the market price at the time of delivery may be
lower than the agreed upon purchase price, in which case
there could be an unrealized loss at the time of delivery.
Purchasing investments on a when-issued or delayed
delivery basis may be considered a form of leverage which
may increase the impact that gains (losses) may have on
the Fund.
7. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
8. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
9. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
10. Segment Reporting:
During the reporting period, the
Fund adopted FASB Accounting Standards Update No.
2023-07, Segment Reporting (Topic 280): Improvements
to Reportable Segment Disclosures, (ASU 2023-07), which
requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single report-
able segment, an investment company whose investment
objective is included at the beginning of the Notes to the
Financial Statements. In connection with the adoption
of ASU 2023-07, the Fund’s President acts as the Fund’s
Chief Operating Decision Maker ("CODM"), who is
responsible for assessing the performance of the Fund’s
single segment and deciding how to allocate the segment’s
resources. To perform this function, the CODM reviews
the information in the Fund’s financial statements.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.32% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 40,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund’s Distrib-
utor. An Authorized Participant is either (1) a “Participating

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
22
Morgan Stanley ETF Trust
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange (“NYSE”)
and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The
investor's transaction will be priced at NAV if the investor pur-
chases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of period end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
 For the six months ended March 31, 2025, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term invest-
ments and In-Kind transactions were $2,858,647,452 and
$2,474,726,157, respectively. For the six months ended March
31, 2025, purchases and sales of long-term U.S. Government
securities were $407,138,258 and $451,936,307, respective-
ly. Purchases and Sales related to In-Kind transactions were
$708,590,960 and $0, respectively, for the six months ended
March 31, 2025.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management invest-
ment company managed by the Adviser, both directly and as
a portion of the securities held as collateral on loaned secu-
rities. Management fees paid by the Fund are reduced by an
amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, management fees paid
were reduced by $99,776 relating to the Fund’s investment in the Liquidity Fund.
The Fund invests in Eaton Vance Floating-Rate ETF, a man-
agement investment company managed by the Adviser. Advi-
sory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Floating-Rate ETF. For the six months
ended  March 31, 2025, advisory fees paid were reduced by
$51,728 relating to the Fund's investment in the Eaton Vance
Floating-Rate ETF.
The Fund invests in Eaton Vance High Yield ETF, a manage-
ment investment company managed by the Adviser. Advisory
fees paid by the Fund are reduced by an amount equal to its
pro-rata share of the advisory and administration fees paid by the Eaton Vance High Yield ETF. For the six months ended
March 31, 2025, advisory fees paid were reduced by $716 re-
lating to the Fund's investment in the Eaton Vance High Yield
ETF.
The Fund invests in Eaton Vance Short Duration Income ETF,
a management investment company managed by the Adviser.
Advisory fees paid by the Fund are reduced by an amount
equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Short Duration Income ETF. For
the six months ended  March 31, 2025, advisory fees paid were reduced by $4,842 relating to the Fund's investment in the
Eaton Vance Short Duration Income ETF.
The Fund invests in Eaton Vance Ultra-Short Income ETF, a
management investment company managed by the Adviser.
Advisory fees paid by the Fund are reduced by an amount
equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Ultra-Short Income ETF. For
the six months ended March 31, 2025, advisory fees paid were reduced by $1,137 relating to the Fund’s investment in the
Eaton Vance Ultra-Short Income ETF.
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended March 31, 2025 is as follows:

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
23
Morgan Stanley ETF Trust
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. Generally each of the tax years in the four year period ended September 30,
2024 remains subject to examination by taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:
1
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, primarily due to tax adjustments related to in-kind redemptions, resulted in the following reclassifica-
tions among the components of net assets at September 30,
2024:
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
At September 30, 2024, the Fund had available for federal
income tax purposes unused short-term and long-term capital
Affiliated
Investment
Company/ Issuer
Value
September
30,
2024
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity Fund $ 44,629 $ 634,586 $ 425,274 $ 2,948
Eaton Vance
Floating-Rate ETF 6,602 24,122 – 747
Eaton Vance High
Yield ETF – 498 – 15
Eaton Vance Short
Duration Income
ETF – 8,227 – 109
Eaton Vance Ultra-
Short Income ETF 1,167 202 – 31
Total $52,398 $667,635 $425,274 $3,850
Affiliated
Investment
Company/Issuer (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2025
(000)
Liquidity Fund $ – $ – $ 253,941
Eaton Vance Floating-Rate
ETF – (532) 30,191
Eaton Vance High Yield
ETF – (13) 485
Eaton Vance Short
Duration Income ETF – 22 8,249
Eaton Vance Ultra-Short
Income ETF – 2 1,371
Total $– $(521) $294,237
2024
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$27,111,352 $–
2023
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$30,270,872 $–
Total
Accumulated Paid-In
Loss Capital
$186,436 $(186,436)
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$578,136 $–

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
24
Morgan Stanley ETF Trust
losses of $39,697,294 and $84,251,015, respectively, that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
Qualified late year losses are capital losses and specified ordi-
nary losses, including currency losses, incurred after October
31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund’s next taxable year. For the year ended September 30, 2024, the Fund intends to defer
to October 1, 2024 for U.S. federal income tax purposes the
following losses:
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, com-
panies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events
adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may un-
derperform or otherwise be adversely affected due to inflation
(or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global de-
mand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events, such as ter-
rorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the
U.S. and global financial markets. The occurrence of such
events may be sudden and unexpected, and it is difficult to pre-
dict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the
Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial per-
formance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments
of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/
or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant
Qualified
Late Year Post-October
Ordinary Capital
Losses Losses
$1,923,889 $–

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
25
Morgan Stanley ETF Trust
market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to
the intraday value of the Fund’s holdings. You may pay signifi-
cantly more or receive significantly less than the Fund's NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges
imposed by brokers as determined by that broker. Brokerage
commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants
that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading vol-
ume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transaction Risk:
The Fund may
experience adverse effects when certain shareholders, or share-
holders collectively, purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser, or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may
invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achiev-
ing a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the
size of the Fund would be maintained at such levels or that the
Fund would continue to meet applicable listing requirements.
Such larger than normal redemptions may cause the Fund to
sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity.
Similarly, large Fund share purchases may adversely affect the
Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may result in gains for the Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstanc-
es, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the
NYSE and may, therefore have a material upward or downward
effect on the marker price of the shares.

EVTR-NCSR 3.31.25
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short
Income ETF
NYSE Arca: EVSB
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2025 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Items 6 and 7 of Form N-CSR:
Portfolio of Investments
...................................................................................
2
Statement of Assets and Liabilities
........................................................................
9
Statement of Operations
..................................................................................
10
Statements of Changes in Net Assets
.....................................................................
11
Financial Highlights
.......................................................................................
12
Notes to Financial Statements
.............................................................................
13
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments
Eaton Vance Ultra-Short Income ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (89.3%)
Asset-Backed Securities ( 14 .9% )
ACHV ABS Trust,
2024-3AL
5.45%, 12/26/31(a) $ 114,582 $ 115,195
ACM Auto Trust,
2023-2A
7.97%, 6/20/30(a) 22,151 22,201
2024-2A
6.06%, 2/20/29(a) 274,419 275,127
2025-1A
5.38%, 6/20/29(a) 517,982 518,841
Alaska Airlines Pass-Through Trust,
2020-1
4.80%, 8/15/27(a) 242,720 242,129
Ally Bank Auto Credit-Linked Notes,
2024-A
5.83%, 5/17/32(a) 279,108 282,771
2024-A
6.02%, 5/17/32(a) 174,442 176,957
2024-B
5.12%, 9/15/32(a) 209,241 210,241
Alterna Funding III LLC,
2024-1A
6.26%, 5/16/39(a) 167,274 168,764
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 54,406 55,056
Auxilior Term Funding LLC,
2024-1A
5.84%, 3/15/27(a) 663,793 668,602
Bank of America Auto Trust,
2023-2A
5.85%, 8/17/26(a) 45,967 46,040
BHG Securitization Trust,
2022-C
5.93%, 10/17/35(a) 176,225 176,538
Blue Owl Asset Leasing Trust LLC,
2024-1A
5.05%, 3/15/29(a) 93,493 93,681
Cajun Global LLC,
2021-1
3.93%, 11/20/51(a) 623,710 600,742
Chesapeake Funding II LLC,
2023-2A
6.16%, 10/15/35(a) 236,964 240,374
2024-1A
SOFR30A + 0.77%,
5.12%, 5/15/36(a)(b) 121,041 121,244
Clarus Capital Funding LLC,
2024-1A
4.71%, 8/20/32(a) 127,824 127,943
DB Master Finance LLC,
2017-1A
4.03%, 11/20/47(a) 209,250 204,804
2019-1A
4.02%, 5/20/49(a) 316,575 313,571
2021-1A
2.05%, 11/20/51(a) 590,175 563,543
Face
Amount Value
DLLMT LLC,
2024-1A
5.08%, 2/22/27(a) $ 131,000 $ 131,321
DLLST LLC,
2024-1A
5.33%, 1/20/26(a) 28,605 28,639
Domino's Pizza Master Issuer LLC,
2015-1A
4.47%, 10/25/45(a) 1,609,213 1,606,068
2018-1A
4.12%, 7/25/48(a) 165,813 165,042
Driven Brands Funding LLC,
2019-1A
4.64%, 4/20/49(a) 498,986 496,599
2019-2A
3.98%, 10/20/49(a) 439,172 432,096
Enterprise Fleet Financing LLC,
2023-1
5.51%, 1/22/29(a) 100,682 101,062
2024-2
5.74%, 12/20/26(a) 129,171 129,938
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) 108,149 109,974
Ford Credit Auto Owner Trust,
2023-B
5.57%, 6/15/26 23,959 23,974
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 48,320 48,644
GM Financial Consumer Automobile Receivables Trust,
2024-1
5.12%, 2/16/27 11,551 11,565
HPEFS Equipment Trust,
2024-1A
5.38%, 5/20/31(a) 92,713 92,811
J.P. Morgan Mortgage Trust,
2023-HE1
SOFR30A + 1.75%,
6.09%, 11/25/53(a)(b) 79,770 80,269
2023-HE2
SOFR30A + 1.70%,
6.04%, 3/20/54(a)(b) 554,701 558,378
2023-HE3
SOFR30A + 1.60%,
5.94%, 5/25/54(a)(b) 44,006 44,213
2024-HE2
SOFR30A + 1.20%,
5.54%, 10/20/54(a)(b) 139,479 140,408
LAD Auto Receivables Trust,
2023-2A
5.93%, 6/15/27(a) 14,615 14,634
Lendbuzz Securitization Trust,
2023-2A
7.09%, 10/16/28(a) 206,880 210,662
2023-3A
7.50%, 12/15/28(a) 1,364,104 1,398,997
2024-1A
6.19%, 8/15/29(a) 400,483 404,718

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (14.9%) (cont’d)
2024-3A
4.97%, 10/15/29(a) $ 98,309 $ 98,419
2025-1A
5.10%, 10/15/30(a) 180,000 180,278
Mercury Financial Credit Card Master Trust,
2024-2A
6.56%, 7/20/29(a) 147,000 149,116
NMEF Funding LLC,
2025-A
4.72%, 7/15/32(a) 1,420,000 1,420,057
Octane Receivables Trust,
2022-1A
4.18%, 3/20/28(a) 32,719 32,699
2024-2A
5.80%, 7/20/32(a) 247,162 249,993
2024-3A
4.94%, 5/20/30(a) 175,000 175,505
2024-RVM1
5.01%, 1/22/46(a) 139,336 140,159
Oportun Funding Trust,
2024-3
5.26%, 8/15/29(a) 298,115 298,337
2024-3
5.48%, 8/15/29(a) 150,000 150,246
Oportun Issuance Trust,
2021-B
1.96%, 5/8/31(a) 641,888 626,503
2024-1A
6.33%, 4/8/31(a) 51,131 51,175
2024-1A
6.55%, 4/8/31(a) 169,000 169,720
2025-A
5.01%, 2/8/33(a) 600,000 600,255
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 152,062 152,476
Oscar US Funding XVII LLC,
2024-2A
4.63%, 12/10/27(a) 220,224 219,851
Pagaya Ai Debt Grantor Trust,
2024-9
5.07%, 3/15/32(a) 118,549 118,735
Pagaya AI Debt Grantor Trust,
2025-1
5.16%, 7/15/32(a) 600,000 601,154
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 280,737 283,145
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
5.68%, 7/25/51(a)(b) 859,780 862,326
Prosper Marketplace Issuance Trust,
2023-1A
7.06%, 7/16/29(a) 2,422 2,424
2023-1A
7.48%, 7/16/29(a) 200,000 200,862
Face
Amount Value
2024-1A
6.12%, 8/15/29(a) $ 40,378 $ 40,486
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 128,168 128,701
2025-1A
4.96%, 8/16/32(a) 659,584 659,748
Research-Driven Pagaya Motor Asset Trust,
2025-1A
5.04%, 6/27/33(a) 950,000 950,180
Sabey Data Center Issuer LLC,
2020-1
3.81%, 4/20/45(a) 165,000 164,754
SERVPRO Master Issuer LLC,
2019-1A
3.88%, 10/25/49(a) 449,115 440,464
SFS Auto Receivables Securitization Trust,
2024-1A
5.35%, 6/21/27(a) 16,081 16,102
SoFi Consumer Loan Program Trust,
2025-1
4.80%, 2/27/34(a) 885,000 885,733
Stack Infrastructure Issuer LLC,
2020-1A
1.89%, 8/25/45(a) 500,000 493,640
2021-1A
1.88%, 3/26/46(a) 625,000 606,150
STAR Trust,
2025-SFR5
CME Term SOFR 1 Month + 1.45%,
5.77%, 2/17/42(a)(b) 425,000 426,536
Taco Bell Funding LLC,
2016-1A
4.97%, 5/25/46(a) 150,000 149,896
2021-1A
1.95%, 8/25/51(a) 594,413 563,443
Theorem Funding Trust,
2022-2A
9.27%, 12/15/28(a) 90,000 92,361
2022-3A
7.60%, 4/15/29(a) 158,764 159,588
2022-3A
8.95%, 4/15/29(a) 246,000 253,331
2023-1A
7.58%, 4/15/29(a) 1,889,601 1,901,121
Tricon Residential Trust,
2025-SFR1
CME Term SOFR 1 Month + 1.35%,
5.65%, 3/17/42(a)(b) 350,000 349,996
2025-SFR1
CME Term SOFR 1 Month + 1.60%,
5.90%, 3/17/42(a)(b) 280,000 280,112
Vantage Data Centers Issuer LLC,
2020-1A
1.65%, 9/15/45(a) 225,000 221,369
Wendy's Funding LLC,
2019-1A
3.78%, 6/15/49(a) 514,694 506,747

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (14.9%) (cont’d)
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) $ 100,000 $ 100,075
27,628,344
Commercial Mortgage-Backed Securities ( 7 .4% )
BPR Trust
CME Term SOFR 1 Month + 1.90%,
6.22%, 4/15/37(a)(b) 370,000 370,781
CME Term SOFR 1 Month + 3.00%,
7.32%, 5/15/39(a)(b) 200,000 200,748
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.81%,
5.13%, 9/15/36(a)(b) 200,000 198,603
CAMB Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.37%,
5.69%, 12/15/37(a)(b) 265,000 264,735
CME Term SOFR 1 Month + 1.55%,
5.87%, 12/15/37(a)(b) 300,000 299,699
Connecticut Avenue Securities Trust
SOFR30A + 1.00%,
5.34%, 12/25/41(a)(b) 215,074 215,532
Extended Stay America Trust
CME Term SOFR 1 Month + 1.19%,
5.51%, 7/15/38(a)(b) 281,499 281,677
CME Term SOFR 1 Month + 1.49%,
5.81%, 7/15/38(a)(b) 162,836 162,888
CME Term SOFR 1 Month + 1.81%,
6.13%, 7/15/38(a)(b) 86,615 86,642
FHLMC STACR REMIC Trust
SOFR30A + 1.25%,
5.59%, 3/25/44(a)(b) 184,719 185,239
SOFR30A + 1.35%,
5.69%, 2/25/44(a)(b) 343,678 344,764
FHLMC, REMIC
SOFR30A + 1.00%,
5.32%, 3/25/55(b) 838,000 839,222
SOFR30A + 1.00%,
5.34%, 3/25/55(b) 1,638,043 1,637,787
SOFR30A + 1.10%,
5.44%, 5/25/54(b) 186,681 187,444
SOFR30A + 1.20%,
5.54%, 8/25/54(b) 329,863 330,906
SOFR30A + 1.25%,
5.59%, 3/25/54(b) 91,922 92,505
SOFR30A + 1.43%,
5.77%, 12/25/54(b) 451,106 452,628
FNMA, REMIC
SOFR30A + 0.95%,
5.29%, 1/25/54(b) 360,793 362,045
SOFR30A + 1.30%,
5.64%, 10/25/53(b) 234,896 235,864
GNMA
SOFR30A + 0.90%,
5.24%, 7/20/53(b) 1,386,671 1,386,457
SOFR30A + 1.05%,
5.39%, 12/20/54(b) 1,249,592 1,253,282
Face
Amount Value
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.96%, 6/15/41(a)(b) $ 140,000 $ 140,525
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 1.75%,
6.05%, 3/15/42(a)(b) 840,000 836,856
Marlette Funding Trust
6.50%, 4/15/33(a) 2,108,418 2,119,985
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.92%,
5.23%, 4/15/38(a)(b) 68,560 68,476
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.81%, 12/15/39(a)(b) 175,000 175,547
Radnor Re Ltd.
SOFR30A + 2.70%,
7.04%, 7/25/33(a)(b) 669,846 674,125
Reach Abs Trust
6.30%, 2/18/31(a) 102,257 103,006
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.91%, 6/15/39(a)(b) 140,000 139,913
13,647,881
Corporate Bonds ( 57 .0% )
Aerospace & Defense (1.2%)
Boeing Co. (The)
7.25%, 6/15/25 2,060,000 2,069,111
RTX Corp.
3.95%, 8/16/25 106,000 105,762
2,174,873
Automobiles (1.4%)
Hyundai Capital America
5.45%, 6/24/26(a) 250,000 252,170
5.80%, 6/26/25(a) 235,000 235,495
6.25%, 11/3/25(a) 844,000 850,775
Volkswagen Group of America Finance LLC
3.35%, 5/13/25(a) 140,000 139,754
4.90%, 8/14/26(a) 838,000 839,183
5.18%, 3/20/26(a)(b) 250,000 250,261
2,567,638
Banks (20.9%)
ABN AMRO Bank NV
4.75%, 7/28/25(a) 510,000 509,247
Australia & New Zealand Banking Group Ltd.
4.93%, 3/18/26(a)(b) 310,000 310,768
Banco Bilbao Vizcaya Argentaria SA
5.86%, 9/14/26(b) 800,000 803,773
Bank of America Corp.
3.38%, 4/2/26(b) 972,000 971,952
4.83%, 7/22/26(b) 3,340,000 3,341,726
Bank of Ireland Group plc
6.25%, 9/16/26(a)(b) 2,030,000 2,044,173
Bank of Nova Scotia (The)
4.50%, 12/16/25 700,000 698,884
Barclays plc
5.20%, 5/12/26(c) 825,000 827,838
7.33%, 11/2/26(b) 1,725,000 1,750,038

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (57.0%) (cont’d)
BPCE SA
1.00%, 1/20/26(a) $ 500,000 $ 486,507
5.98%, 1/18/27(a)(b) 825,000 832,554
Citigroup, Inc.
5.50%, 9/13/25 149,000 149,518
5.61%, 9/29/26(b) 2,620,000 2,632,751
Fifth Third Bank NA
3.95%, 7/28/25 500,000 498,828
HSBC Holdings plc
4.29%, 9/12/26(b) 1,282,000 1,279,239
ING Groep NV
1.40%, 7/1/26(a)(b) 350,000 347,178
Intesa Sanpaolo SpA
5.71%, 1/15/26(a) 1,225,000 1,228,634
7.00%, 11/21/25(a) 478,000 484,146
JPMorgan Chase & Co.
2.08%, 4/22/26(b) 3,345,000 3,339,581
KeyBank NA
4.15%, 8/8/25 578,000 576,472
Lloyds Banking Group plc
4.45%, 5/8/25 500,000 499,798
National Bank of Canada
4.70%, 3/5/27(b) 1,135,000 1,136,438
5.42%, 7/2/27(b) 250,000 251,331
5.60%, 7/2/27(b) 250,000 253,094
PNC Financial Services Group, Inc. (The)
5.81%, 6/12/26(b) 1,225,000 1,227,005
Royal Bank of Canada
4.65%, 1/27/26 119,000 118,934
4.95%, 4/25/25 250,000 250,058
Santander Holdings USA, Inc.
5.81%, 9/9/26(b) 200,000 200,755
Santander UK Group Holdings plc
6.83%, 11/21/26(b) 1,610,000 1,630,343
Societe Generale SA
5.25%, 2/19/27(a) 950,000 957,359
5.52%, 1/19/28(a)(b) 1,200,000 1,212,206
Swedbank AB
6.14%, 9/12/26(a) 700,000 716,639
Synovus Financial Corp.
5.20%, 8/11/25 1,727,500 1,726,507
Truist Financial Corp.
4.26%, 7/28/26(b) 689,000 687,769
5.90%, 10/28/26(b) 1,039,000 1,045,923
UniCredit SpA
2.57%, 9/22/26(a)(b) 350,000 346,176
Wells Fargo & Co.
3.91%, 4/25/26(b)(c) 3,300,000 3,297,834
38,671,976
Capital Markets (4.1%)
Affiliated Managers Group, Inc.
3.50%, 8/1/25 700,000 697,247
Charles Schwab Corp. (The)
3.63%, 4/1/25 175,000 175,000
Citadel LP
4.88%, 1/15/27(a) 838,000 837,443
Face
Amount Value
Goldman Sachs Bank USA
5.28%, 3/18/27(b) $ 99,000 $ 99,646
5.41%, 5/21/27(b) 87,000 87,835
Goldman Sachs Group, Inc. (The)
5.80%, 8/10/26(b) 3,090,000 3,102,659
HAT Holdings I LLC
3.38%, 6/15/26(a) 1,350,000 1,310,355
8.00%, 6/15/27(a) 395,000 409,410
Jefferies Financial Group, Inc.
5.00%, 2/10/26 626,000 626,760
UBS Group AG
5.71%, 1/12/27(a)(b) 215,000 216,715
7,563,070
Chemicals (0.5%)
Celanese US Holdings LLC
1.40%, 8/5/26(c) 500,000 477,339
6.17%, 7/15/27(d) 430,000 437,394
914,733
Consumer Finance (4.0%)
Ally Financial, Inc.
5.80%, 5/1/25 704,000 704,496
Avolon Holdings Funding Ltd.
5.50%, 1/15/26(a) 815,000 818,537
Capital One Financial Corp.
4.99%, 7/24/26(b) 515,000 515,164
Ford Motor Credit Co. LLC
3.38%, 11/13/25 225,000 222,335
5.13%, 6/16/25 2,709,000 2,707,299
6.95%, 3/6/26 575,000 581,377
General Motors Financial Co., Inc.
4.35%, 4/9/25 500,000 499,893
5.70%, 4/7/25(b) 427,000 427,063
Harley-Davidson Financial Services, Inc.
3.35%, 6/8/25(a) 572,000 569,682
Synchrony Financial
4.50%, 7/23/25 450,000 449,532
7,495,378
Containers & Packaging (0.8%)
Berry Global, Inc.
1.57%, 1/15/26 342,000 333,410
4.88%, 7/15/26(a) 776,000 775,977
Canpack SA
3.13%, 11/1/25(a) 250,000 245,274
Sonoco Products Co.
4.45%, 9/1/26(c) 100,000 99,710
1,454,371
Diversified REITs (0.6%)
VICI Properties LP
4.38%, 5/15/25 556,000 556,360
4.63%, 6/15/25(a) 575,000 575,316
1,131,676
Electric Utilities (3.3%)
Duke Energy Progress LLC
3.25%, 8/15/25 124,000 123,479

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (57.0%) (cont’d)
Enel Finance International NV
7.05%, 10/14/25(a)(d) $ 1,425,000 $ 1,438,466
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/25 1,430,000 1,435,930
NRG Energy, Inc.
2.00%, 12/2/25(a) 785,000 768,788
Pacific Gas and Electric Co.
3.45%, 7/1/25 575,000 572,740
Vistra Operations Co. LLC
5.05%, 12/30/26(a) 1,260,097 1,264,996
Xcel Energy, Inc.
3.30%, 6/1/25(c) 500,000 498,655
6,103,054
Electronic Equipment, Instruments & Components (0.5%)
Vontier Corp.
1.80%, 4/1/26 950,000 922,403
Financial Services (1.6%)
Corebridge Financial, Inc.
3.50%, 4/4/25(c) 549,000 548,936
Rocket Mortgage LLC
2.88%, 10/15/26(a)(c) 629,420 603,716
Synchrony Bank
5.40%, 8/22/25 1,053,000 1,054,497
Western Union Co. (The)
1.35%, 3/15/26 875,000 846,484
3,053,633
Food Products (0.1%)
Conagra Brands, Inc.
4.60%, 11/1/25 147,000 146,854
Ground Transportation (0.4%)
Penske Truck Leasing Co. LP
4.45%, 1/29/26(a) 765,000 763,329
Health Care Providers & Services (1.1%)
Centene Corp.
4.25%, 12/15/27 605,000 590,823
CVS Health Corp.
3.88%, 7/20/25 860,000 857,561
HCA, Inc.
5.00%, 3/1/28(c) 591,000 595,977
2,044,361
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25 500,000 499,439
Hotels, Restaurants & Leisure (0.9%)
Las Vegas Sands Corp.
2.90%, 6/25/25 1,677,750 1,668,976
Household Durables (0.1%)
Lennar Corp.
4.75%, 5/30/25 210,000 209,964
Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The)
1.38%, 1/15/26 500,000 486,352
Face
Amount Value
Insurance (3.5%)
American National Group, Inc.
5.00%, 6/15/27 $ 575,000 $ 575,190
Athene Global Funding
4.86%, 8/27/26(a) 261,000 261,867
5.23%, 1/7/27(a)(b) 1,880,000 1,884,237
5.24%, 5/8/26(a)(b) 466,000 467,084
Corebridge Global Funding
5.35%, 6/24/26(a) 405,000 409,196
GA Global Funding Trust
1.63%, 1/15/26(a) 1,448,000 1,412,567
5.76%, 4/11/25(a)(b) 450,000 450,133
Pacific Life Global Funding II
1.20%, 6/24/25(a) 84,000 83,370
Protective Life Global Funding
5.08%, 4/10/26(a)(b) 380,000 381,863
RenaissanceRe Finance, Inc.
3.70%, 4/1/25 625,000 625,000
6,550,507
Machinery (0.3%)
Westinghouse Air Brake Technologies Corp.
3.20%, 6/15/25 560,000 557,780
Media (1.2%)
Charter Communications Operating LLC
4.91%, 7/23/25 891,000 890,836
Discovery Communications LLC
4.90%, 3/11/26 925,000 925,319
Fox Corp.
3.05%, 4/7/25 500,000 499,911
2,316,066
Metals & Mining (0.1%)
Glencore Funding LLC
4.00%, 4/16/25(a) 99,000 98,973
Multi-Utilities (0.7%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(d) 1,294,000 1,301,866
Office REITs (0.5%)
COPT Defense Properties LP
2.25%, 3/15/26 905,000 882,022
Oil, Gas & Consumable Fuels (0.6%)
EOG Resources, Inc.
3.15%, 4/1/25 380,000 380,000
Occidental Petroleum Corp.
5.55%, 3/15/26 560,000 562,611
ONEOK, Inc.
4.15%, 6/1/25 158,000 157,742
1,100,353
Passenger Airlines (2.2%)
American Airlines, Inc.
5.50%, 4/20/26(a) 700,056 698,670
Delta Air Lines, Inc.
4.75%, 10/20/28(a)(c) 170,428 169,773
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a) 2,422,798 2,414,622

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (57.0%) (cont’d)
Mileage Plus Holdings LLC
6.50%, 6/20/27(a) $ 780,750 $ 784,603
4,067,668
Pharmaceuticals (0.6%)
Bayer US Finance II LLC
4.25%, 12/15/25(a) 130,000 129,435
Royalty Pharma plc
1.20%, 9/2/25 110,000 108,306
Utah Acquisition Sub, Inc.
3.95%, 6/15/26 848,000 836,854
1,074,595
Professional Services (0.8%)
Concentrix Corp.
6.65%, 8/2/26 1,227,000 1,252,095
Verisk Analytics, Inc.
4.00%, 6/15/25 230,000 229,883
1,481,978
Semiconductors & Semiconductor Equipment (0.5%)
NXP BV
2.70%, 5/1/25 855,000 853,500
Software (0.3%)
Oracle Corp.
2.95%, 5/15/25 650,000 648,540
Specialized REITs (0.9%)
EPR Properties
4.50%, 4/1/25 870,000 870,000
4.75%, 12/15/26 800,000 796,656
1,666,656
Technology Hardware, Storage & Peripherals (0.6%)
Dell International LLC
4.90%, 10/1/26 575,000 577,370
HP, Inc.
2.20%, 6/17/25 600,000 596,438
1,173,808
Tobacco (0.9%)
Altria Group, Inc.
2.35%, 5/6/25 512,000 510,732
BAT International Finance plc
3.95%, 6/15/25(a) 1,241,000 1,238,019
1,748,751
Trading Companies & Distributors (0.9%)
Air Lease Corp.
3.38%, 7/1/25 630,000 627,999
Aircastle Ltd.
5.25%, 8/11/25(a) 1,014,000 1,014,730
1,642,729
Wireless Telecommunication Services (0.3%)
Rogers Communications, Inc.
3.63%, 12/15/25 84,000 83,270
Face
Amount Value
T-Mobile USA, Inc.
3.50%, 4/15/25 $ 513,000 $ 512,738
596,008
105,633,880
Sovereign ( 0 .2% )
Petroleos Mexicanos
6.88%, 8/4/26 450,000 447,610
U.S. Government and Agency Securities ( 9 .8% )
U.S. Treasury Notes
2.50%, 2/28/26 7,420,000 7,314,627
4.25%, 1/31/26(c) 5,769,200 5,775,664
4.50%, 3/31/26 5,035,000 5,056,179
18,146,470
Total Fixed Income Securities
(Cost $165,207,989)
165,504,185
–
Shares
Short-Term Investments ( 12 .6% )
Investment Company ( 6 .0% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.27%
(See Note G)
(Cost $11,105,573)
11,105,573 11,105,573
Security held as Collateral on Loaned Securities ( 0 .6% )
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.27%
(See Note G)
(Cost $1,049,198)
1,049,198 1,049,198
Face
Amount
Commercial Paper ( 6 .0% )
APA Corp.
5.12%, 4/10/25(a) $ 840,000 838,825
Brookfield Infrastructure Holdings
Canada, Inc.
4.86%, 11/18/25 1,400,000 1,359,938
Brookfield Renewable Partners LP
5.02%, 6/17/25 890,000 881,151
5.08%, 6/9/25 860,000 852,322
CVS Health Corp.
5.07%, 7/23/25 910,000 896,428
HA Sustainable Infrastructure Capital,
Inc.
4.93%, 4/16/25(a) 980,000 977,191
Harley-Davidson Financial Services,
Inc.
4.89%, 5/22/25(a) 790,000 784,566
5.04%, 4/22/25(a) 200,000 199,424
5.08%, 5/16/25(a) 870,000 864,708
Sonoco Products Co.
5.12%, 4/21/25 860,000 857,489
TELUS Corp.
5.01%, 6/13/25(a) 855,000 846,933

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Paper (6.0%) (cont’d)
Whirlpool Corp.
4.49%, 4/14/25 $ 950,000 $ 948,160
5.12%, 4/10/25 850,000 848,821
Total Commercial Paper
(Cost $11,151,397)
11,155,956
Total Short-Term Investments
(Cost $23,306,168)
23,310,727
Total Investments ( 101 .9% )
( Cost $ 188,514,157 ) including
$ 7,223,323 of Securities Loaned (e) 188,814,912
Liabilities in Excess of Other Assets (-1.9%)
(3,524,334)
Net Assets (100.0%) $185,290,578
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) All or a portion of this security was on loan at March 31, 2025.
(d) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.
(e) At March 31, 2025, the aggregate cost for federal income tax purposes is $188,514,157. The aggregate gross unrealized
appreciation is $329,034 and the aggregate gross unrealized
depreciation is $28,280, resulting in net unrealized appreciation of
$300,755.
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
Futures Contracts:
The Fund had the following futures contracts open at March 31, 2025:
Number of
Contracts
Expiration
Date
Notional
Amount Value Unrealized
Appreciation
Long:
U.S. Treasury 2 Year Notes 2 Jun-25 $ 400,000 $ 414,344 $ 2,157
Portfolio Composition*
Classification
Percentage of Total
Investments
Other** 35 .9%
Banks 20 .6
Asset-Backed Securities 14 .7
Short-Term Investments 11 .8
U.S. Government and Agency Securities 9 .7
Commercial Mortgage-Backed Securities 7 .3
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31,
2025.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 414,344 and total unrealized appreciation of $ 2,157 .

Semi-Annual Report — March 31, 2025 (unaudited)
Eaton Vance Ultra-Short Income ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2025
Assets:
Investments in Securities of Unaffiliated Issuers, at Value
(1)
(Cost $176,359,386) $ 176,660,141
Investment in Security of Affiliated Issuers, at Value (Cost $12,154,771) 12,154,771
Total Investments in Securities, at Value (Cost $188,514,157) 188,814,912
Due from Custodian 143,125
Receivable for Fund Units Sold 1,269,101
Interest Receivable 1,362,115
Dividends Receivable 18,862
Receivable for Variation Margin on Futures Contracts 19,383
Receivable from Securities Lending Income 246
Affiliate Fund Waiver 123
Total Assets
191,627,867
Liabilities:
Due to Authorized Participant (Note F) 1,207,320
Collateral on Securities Loaned, at Value 1,049,198
Payable for Investments Purchased 3,378,139
Payable for Management Fee 23,842
Payable for Dividends to Shareholders 676,614
Payable to Bank 2,176
Total Liabilities
6,337,289
Net Assets
$ 185,290,578
Net Assets Consist of:
Paid-in-Capital $ 184,895,799
Total Distributable Earnings 394,779
Net Assets
$ 185,290,578
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 3,650,000
Net Asset Value Per Share
$ 50 .76
(1)
Including:
—
Securities on Loan, at Value: $ 7,223,323

Semi-Annual Report — March 31, 2025 (unaudited)
Eaton Vance Ultra-Short Income ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2025
Investment Income:
Interest from Securities of Unaffiliated Issuers $ 2,400,740
Dividends from Securities of Unaffiliated Issuers 8,238
Dividends from Security of Affiliated Issuer (Note G) 68,058
Income from Securities Loaned - Net 286
Total Investment Income 2,477,322
Expenses:
Management Fee (Note B) 83,274
Total Expenses 83,274
Rebate from Morgan Stanley Affiliates (Note G) (2,737)
Net Expenses 80,537
Net Investment Income
2,396,785
Realized Gain (Loss):
Investments Sold 31,034
Futures Contracts 7,365
Net Realized Gain 38,399
Change in Unrealized Appreciation (Depreciation):
Investments 48,320
Futures Contracts 4,041
Net Change in Unrealized Appreciation (Depreciation) 52,361
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
90,760
Net Increase in Net Assets Resulting from Operations $ 2,487,545

Semi-Annual Report — March 31, 2025
Eaton Vance Ultra-Short Income ETF
11
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2025
(unaudited)
Period from
October 16, 2023
^
to
September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 2,396,785  $ 1,868,402
Net Realized Gain 38,399  62,244
Net Change in Unrealized Appreciation (Depreciation) 52,361  250,551
Net Increase in Net Assets Resulting from Operations 2,487,545  2,181,197
Dividends and Distributions to Shareholders:
Dividends and Distributions (2,456,214) (1,817,749)
Total Dividends and Distributions to Shareholders (2,456,214) (1,817,749)
Capital Share Transactions:
(1)
Subscribed 78,750,561  43,961,619
Subscribed In-Kind 64,717,549  –
Redeemed In-Kind (2,533,930) –
Net Increase in Net Assets Resulting from Capital Share Transactions 140,934,180  43,961,619
Total Increase in Net Assets 140,965,511  44,325,067
Net Assets:
Beginning of Period 44,325,067  –
End of Period $ 185,290,578  $ 44,325,067
Capital Share Transactions:
Beginning of Period 875,000  –
Shares Subscribed 1,550,000  875,000
Shares Subscribed In-Kind 1,275,000  –
Shares Redeemed In-Kind (50,000) –
Shares Outstanding, End of Period
(2)
Net Increase in
(2)
3,650,000  875,000
^ Commencement of Operations
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the
Financial Statements.
(2) At March 31, 2025 and September 30, 2024, Morgan Stanley Investment Management Inc. held approximately 10.1% and 41.7% respectively, of the outstanding shares of the Fund.

Semi-Annual Report — March 31, 2025
Financial Highlights
Eaton Vance Ultra-Short Income ETF
12
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2025
(unaudited)
Period from
October 16, 2023
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$ 50 .66 $ 50 .00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
1 .24 2 .78
Net Realized and Unrealized Gain 0.00
(3)
0 .54
Total from Investment Operations 1 .24 3 .32
Distributions from and/or in Excess of:
— —
Net Investment Income ( 1 .14 ) ( 2 .66 )
Net Asset Value, End of Period
$ 50 .76 $ 50 .66
Total Return
(4)
2 .47%
(5)
6 .79%
(5)
Ratios to Average Net Assets and Supplemental Data:
$185,291 $44,325
Net Assets, End of Period (Thousands) $ 185,291 $ 44,325
Ratio of Expenses
(6)
0 .16%
(7)
0 .17%
(7)
Ratio of Net Investment Income
(6)
4 .89%
(7)
5 .74%
(7)
Ratio of Rebate from Morgan Stanley Affiliates 0 .01%
(7)
0 .00%
(7) (8)
Portfolio Turnover Rate 55%
(5) (9)
89%
(5)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Amount is less than $.005 per share.
(4) Calculated based on the net asset value as of the last business day of the period.
(5) Not annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Annualized.
(8) Amount is less than 0.005%.
(9) In-kind transactions are not included in portfolio turnover calculations.

13
Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Eaton
Vance Ultra-Short Income ETF (the “Fund”), which seeks to
maximize income, to the extent consistent with preservation of capital. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) fixed income securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or the pricing service/vendor or exchange is
unable to provide a price, prices from brokers/dealers may
also be utilized. In these circumstances, the value of the
security will be the mean of bid and asked prices obtained
from reputable brokers/dealers; (2) when market quo-
tations are not readily available, as defined by Rule 2a-5
under the Act, including circumstances under which the
Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices
are not reflective of a security’s market value, portfolio
securities are valued at their fair value as determined in
good faith under procedures established by and under the
general supervision of the Trustees; (3) futures are valued
at the settlement price on the exchange on which they
trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) investments in mutual funds,
including the Morgan Stanley Institutional Liquidity
Funds, are valued at the net asset value (“NAV”) as of the
close of each business day; and (5) investments in ETFs
are valued at market price.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2025:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Securities Lending:
The Fund lends securities to qual-
ified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair
value of the securities loaned that might occur and any
interest earned or dividends declared on those securities
during the term of the loan would remain in the Fund.
The Fund would receive cash or securities as collateral in
an amount equal to or exceeding 100% of the current fair
value of the loaned securities. The collateral is marked-
to-market daily by JPMorgan Chase Bank N.A. (“JP-
Morgan”), the securities lending agent, to ensure that a
minimum of 100% collateral coverage is maintained.
Based on pre-established guidelines, the securities lending
agent invests any cash collateral that is received in an
affiliated money market portfolio. Securities lending
income is generated from the earnings on the invested
collateral and borrowing fees, less any rebates owed to the
borrowers and compensation to the lending agent, and is
recorded as “Income from Securities Loaned — Net” in
the Fund’s Statement of Operations. Risks in securities
lending transactions are that a borrower may not provide
additional collateral when required or return the securities when due, and that the value of the short-term invest-
ments will be less than the amount of cash collateral plus
any rebate that is required to be returned to the borrower.
The Fund has the right under the securities lending
agreement to recover the securities from the borrower on
demand.
The following table presents financial instruments that are
subject to enforceable netting arrangements as of March
31, 2025:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 27,628 $ — $ 27,628
Commercial
Mortgage-Backed
Securities — 13,648 — 13,648
Corporate Bonds — 105,634 — 105,634
Sovereign — 448 — 448
U.S. Government and
Agency Securities — 18,146 — 18,146
— — — —
Total Fixed Income
Securities — 165,504 — 165,504
Short-Term Investments
Investment Company 12,155 — — 12,155
Commercial Paper — 11,156 — 11,156
Total Short-Term
Investments 12,155 11,156 — 23,311
Futures Contracts
2 — — 2
Total Assets $12,157 $176,660 $— $188,817
Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset
Amount
Presented in the
Statement of
Assets and
Liabilities
(000)
Financial
Instrument
(000)
Collateral
Received
(000)
Net Amount
(not less
than $0)
(000)
$7,223(a) $– $7,223(b)(c) $–
(a) Represents market value of loaned securities at period end.
(b) The Fund received cash collateral of $1,049,198, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $6,376,823 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
FASB ASC 860, "Transfers & Servicing: Repur-
chase-to-Maturity Transactions, Repurchase Financings,
and Disclosures", is intended to provide increased trans-
parency about the types of collateral pledged in securities
lending transactions and other similar transactions that
are accounted for as secured borrowings.
The following table displays a breakdown of transactions
accounted for as secured borrowings, the gross obligations
by class of collateral pledged and the remaining contrac-
tual maturity of those transactions as of March 31, 2025:
4. Derivatives:
The Fund may, but is not required to, use
derivative instruments for a variety of purposes, including
hedging, risk management, portfolio management or to
earn income. Derivatives are financial instruments whose
value is based, in part, on the value of an underlying
asset, interest rate, index or financial instrument. Prevail-
ing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A deriva-
tive instrument often has risks similar to its underlying
asset and may have additional risks, including imperfect
correlation between the value of the derivative and the
underlying asset, risks of default by the counterparty to
certain transactions, magnification of losses incurred due
to changes in the market value of the securities, instru-
ments, indices or interest rates to which the derivative
instrument relates, risks that the transactions may not
be liquid and risks arising from margin requirements,
risks arising from mispricing or valuation complexity and
operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than,
the risks associated with other portfolio investments.
Derivatives may involve the use of highly specialized
instruments that require investment techniques and risk
analyses different from those associated with other port-
folio investments. All of the Fund’s holdings, including
derivative instruments, are marked-to-market each day
with the change in value reflected in unrealized appreci-
ation (depreciation). Upon disposition, a realized gain or
loss is recognized.
Certain derivative transactions may give rise to a form of
leverage. Leverage magnifies the potential for gain and the
risk of loss. Leverage associated with derivative transac-
tions may cause the Fund to liquidate portfolio positions
when it may not be advantageous to do so to satisfy its
obligations or may cause the Fund to be more volatile
than if the Fund had not been leveraged. Although the
Adviser seeks to use derivatives to further the Fund’s
investment objectives, there is no assurance that the use
of derivatives will achieve this result.
Following is a description of the derivative instruments
and techniques that the Fund used during the period and
their associated risks:
Futures: A futures contract is a standardized, exchange
traded agreement to buy or sell a specific quantity of
an underlying asset, reference rate or index at a specif-
ic price at a specific future time. The value of a futures
contract tends to increase and decrease in tandem with
the value of the underlying instrument. Depending on
the terms of the particular contract, futures contracts are
settled through either physical delivery of the underlying
instrument on the settlement date or by payment of a
cash settlement amount on the settlement date. During
the period the futures contract is open, payments are
received from or made to the broker based upon changes
in the value of the contract (the variation margin) and are
recorded as unrealized gains or losses by the Fund.  Gains
(losses) are realized upon the expiration or closing of the
futures contract. A decision as to whether, when and
how to use futures contracts involves the exercise of skill
and judgment and even a well-conceived futures trans-
action may be unsuccessful because of market behavior
or unexpected events. In addition to the derivatives risks
discussed above, the prices of futures contracts can be
highly volatile, using futures contracts can lower total
return and the potential loss from futures contracts can
exceed the Fund’s initial investment in such contracts. No
assurance can be given that a liquid market will exist for
any particular futures contract at any particular time.
Remaining Contractual Maturity of the Agreements
Overnight
and
Continuous
(000)
<30 days
(000)
Between
30 &
90 days
(000)
>90 Days
(000)
Total
(000)
Securities
Lending
Transactions
Common Stocks $1,049 $— $— $— $1,049
Total Borrowings $1,049 $— $— $— $1,049
Gross amount
of recognized
liabilities for
securities
lending
transactions $1,049

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”),
is intended to improve financial reporting about derivative
instruments by requiring enhanced disclosures to enable
investors to better understand how and why the Fund uses
derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The following tables set forth the fair value of the Fund’s
derivative contracts by primary risk exposure as of March
31, 2025:
The following tables set forth by primary risk exposure
the Fund’s realized gains (losses) and change in unrealized
appreciation (depreciation) by type of derivative contract
for the six months ended  March 31, 2025 in accordance
with ASC 815:
For the six months ended March 31, 2025, the approx-
imate average monthly amount outstanding for each
derivative type is as follows:
5. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
6. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
7. Security Transactions and Income:
 Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend income at fair value. Interest income is recog-
nized on the accrual basis (except where collection is in
doubt) net of applicable withholding taxes. Discounts are
accreted and premiums are amortized over the life of the
respective securities.
8. Segment Reporting:
During the reporting period, the
Fund adopted FASB Accounting Standards Update No.
2023-07, Segment Reporting (Topic 280): Improvements
to Reportable Segment Disclosures, (ASU 2023-07), which
requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single report-
able segment, an investment company whose investment
objective is included at the beginning of the Notes to the
Financial Statements. In connection with the adoption
of ASU 2023-07, the Fund’s President acts as the Fund’s
Chief Operating Decision Maker ("CODM"), who is
responsible for assessing the performance of the Fund’s
single segment and deciding how to allocate the segment’s
resources. To perform this function, the CODM reviews
the information in the Fund’s financial statements.
B. Management Fees:
The Adviser provides investment
advice and portfolio management services pursuant to a
Management Agreement (the “Agreement”) and, subject to the
supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund’s invest-
ments.  As compensation for its services, the Adviser is paid monthly at the annual rate of 0.17% of the average daily net assets of the Fund. Under the Agreement, the Adviser pays sub-
stantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary
Asset Derivatives
Statement of Assets
and Primary Risk
Liabilities Location Exposure Value
Futures Contracts
Variation Margin on
Futures Contracts
Interest Rate
Risk $2,157(a)
(a) This Amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of investments. The Statement of Assets and
Liabilities only reflects the current day's net variation margin.
Realized Gain (Loss)
Primary Risk Exposure Derivative Type Value
Interest Rate Risk Futures Contracts $ 7,365
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure Derivative Type Value
Interest Rate Risk Futures Contracts $4,041
Futures Contracts:
Average monthly notional value ................... $481,208

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 25,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of period end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
 For the six months ended March 31, 2025, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $79,761,958 and $18,417,765,
respectively. For the six months ended March 31, 2025, pur-
chases and sales of long-term U.S. Government securities were
$24,606,022 and $17,798,555, respectively. Purchases and
Sales related to In-Kind transactions were $45,235,850 and $0, respectively, for the six months ended March 31, 2025.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management invest-
ment company managed by the Adviser, both directly and as
a portion of the securities held as collateral on loaned secu-
rities. Management fees paid by the Fund are reduced by an
amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, management fees paid
were reduced by $2,231 relating to the Fund’s investment in
the Liquidity Fund.
The Fund invests in Eaton Vance Floating-Rate ETF, a man-
agement investment company managed by the Adviser. Advi-
sory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Floating-Rate ETF. For the six months
ended  March 31, 2025, advisory fees paid were reduced by
$506 relating to the Fund's investment in the Eaton Vance
Floating-Rate ETF.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended March 31, 2025 is as follows:
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2024 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2024 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
The Fund had no permanent differences causing reclassifica-
tions among the components of net assets for the year ended
September 30, 2024.
At September 30, 2024, the components of distributable earn-
ings for the Fund on a tax basis were as follows:
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, com-
panies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events
adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may un-
derperform or otherwise be adversely affected due to inflation
(or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global de-
mand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events, such as ter-
rorist attacks, natural disasters, health emergencies, social and
Affiliated
Investment
Company
Value
September
30,
2024
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity Fund $ 130 $ 82,503 $ 70,478 $ 68
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2025
(000)
Liquidity Fund $ – $ – $ 12,155
2024
Distributions
Paid From:
Ordinary Long-Term
Income Capital Gain
$1,817,749 $–
Undistributed Undistributed
Ordinary Long-Term
Income Capital Gain
$111,963 $–

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
19
Morgan Stanley ETF Trust
political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the
U.S. and global financial markets. The occurrence of such
events may be sudden and unexpected, and it is difficult to pre-
dict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the
Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial per-
formance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments
of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/
or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Cash Transactions Risk:
Unlike certain ETFs, the Fund
may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes
portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to
fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings,
and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disrup-
tions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to
the intraday value of the Fund’s holdings. You may pay signifi-
cantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges
imposed by brokers as determined by that broker. Brokerage
commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants
that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading vol-
ume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transactions Risk:
The Fund may
experience adverse effects when certain shareholders, or share-
holders collectively, purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser, or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may
invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achiev-
ing a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the
size of the Fund would be maintained at such levels or that the
Fund would continue to meet applicable listing requirements.
Such larger than normal redemptions may cause the Fund to
sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity.
Similarly, large Fund share purchases may adversely affect the
Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may
also result in gains for the Fund, which may increase taxable distributions to shareholders, and may also increase transaction

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
20
Morgan Stanley ETF Trust
costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, lead-
ing to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain
circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material
upward or downward effect on the market price of the shares.

EVSB-NCSR 3.31.25
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Parametric Equity Plus
ETF
NASDAQ: PEPS
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2025 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Items 6 and 7 of Form N-CSR:
Portfolio of Investments
...................................................................................
2
Statement of Assets and Liabilities
........................................................................
7
Statement of Operations
..................................................................................
8
Statement of Changes in Net Assets
......................................................................
9
Financial Highlights
.......................................................................................
10
Notes to Financial Statements
.............................................................................
11
Item 11 of Form N-CSR:
Investment Advisory Agreement Approval
..................................................................
19
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments
Parametric Equity Plus ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (97.8%)
Aerospace & Defense ( 2 .0% )
General Electric Co. 684 $ 136,903
HEICO Corp. 144 38,475
HEICO Corp., Class  A 159 33,544
Lockheed Martin Corp. 218 97,383
RTX Corp. 900 119,214
425,519
Air Freight & Logistics ( 0 .1% )
Expeditors International of Washington, Inc. 252 30,303
Automobiles ( 1 .9% )
Ford Motor Co. 6,865 68,856
Tesla, Inc. (a) 1,245 322,654
391,510
Banks ( 3 .5% )
Bank of America Corp. 4,072 169,925
Citizens Financial Group, Inc. 792 32,448
Huntington Bancshares, Inc. 3,276 49,173
JPMorgan Chase & Co. 1,368 335,570
Wells Fargo & Co. 2,070 148,605
735,721
Beverages ( 1 .3% )
Coca-Cola Co. (The) 2,250 161,145
PepsiCo, Inc. 810 121,451
282,596
Biotechnology ( 1 .6% )
AbbVie, Inc. 936 196,111
Alnylam Pharmaceuticals, Inc. (a) 108 29,162
BioMarin Pharmaceutical, Inc. (a) 192 13,572
Vertex Pharmaceuticals, Inc. (a) 210 101,812
340,657
Broadline Retail ( 4 .2% )
Amazon.com, Inc. (a) 4,140 787,676
Coupang, Inc. (a) 972 21,316
MercadoLibre, Inc. (a) 35 68,281
877,273
Building Products ( 0 .3% )
Builders FirstSource, Inc. (a) 267 33,359
Carlisle Cos., Inc. 108 36,774
70,133
Capital Markets ( 2 .8% )
Ares Management Corp., Class  A 324 47,502
Bank of New York Mellon Corp. (The) 846 70,954
Blackstone, Inc. 545 76,180
Blue Owl Capital, Inc., Class  A 437 8,757
Charles Schwab Corp. (The) 972 76,088
Coinbase Global, Inc., Class  A (a) 140 24,112
Interactive Brokers Group, Inc., Class  A 216 35,767
LPL Financial Holdings, Inc. 90 29,442
Morgan Stanley (See Note G) 522 60,902
Nasdaq, Inc. 702 53,254
Robinhood Markets, Inc., Class  A (a) 306 12,736
State Street Corp. 558 49,958
TPG, Inc., Class  A 204 9,676
Shares Value
Tradeweb Markets, Inc., Class  A 270 $ 40,084
595,412
Chemicals ( 1 .8% )
Linde plc 288 134,104
LyondellBasell Industries NV, Class  A 820 57,728
PPG Industries, Inc. 560 61,236
Sherwin-Williams Co. (The) 198 69,140
Westlake Corp. 509 50,915
373,123
Commercial Services & Supplies ( 0 .7% )
Republic Services, Inc., Class  A 288 69,742
Waste Management, Inc. 360 83,344
153,086
Communications Equipment ( 0 .8% )
Cisco Systems, Inc. 2,628 162,174
Construction & Engineering ( 0 .2% )
EMCOR Group, Inc. 90 33,267
Construction Materials ( 0 .3% )
CRH plc 702 61,755
Consumer Staples Distribution & Retail ( 1 .9% )
Costco Wholesale Corp. 216 204,289
Walmart, Inc. 2,322 203,848
408,137
Diversified Telecommunication Services ( 0 .7% )
AT&T, Inc. 4,896 138,459
Electric Utilities ( 1 .1% )
Alliant Energy Corp. 810 52,123
Edison International 311 18,324
Entergy Corp. 720 61,553
FirstEnergy Corp. 1,206 48,747
PPL Corp. 1,584 57,198
237,945
Electrical Equipment ( 0 .3% )
GE Vernova, Inc. 144 43,960
Vertiv Holdings Co., Class  A 293 21,155
65,115
Electronic Equipment, Instruments & Components ( 0 .3% )
TE Connectivity plc 396 55,963
Energy Equipment & Services ( 0 .3% )
Halliburton Co. 2,519 63,907
Entertainment ( 2 .0% )
Netflix, Inc. (a) 216 201,426
ROBLOX Corp., Class  A (a) 288 16,788
Spotify Technology SA (a) 108 59,403
TKO Group Holdings, Inc., Class  A 144 22,005
Walt Disney Co. (The) 1,188 117,256
Warner Music Group Corp., Class  A 324 10,157
427,035
Financial Services ( 4 .7% )
Apollo Global Management, Inc. 360 49,298
Berkshire Hathaway, Inc., Class  B (a) 648 345,112
Block, Inc., Class  A (a) 461 25,046
Mastercard, Inc., Class  A 414 226,922
PayPal Holdings, Inc. (a) 720 46,980

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Parametric Equity Plus ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Financial Services (cont’d)
Visa, Inc., Class  A 828 $ 290,181
983,539
Food Products ( 0 .5% )
Hershey Co. (The) 288 49,256
Kraft Heinz Co. (The) 1,548 47,106
96,362
Ground Transportation ( 0 .9% )
CSX Corp. 2,034 59,860
JB Hunt Transport Services, Inc. 267 39,503
Uber Technologies, Inc. (a) 1,206 87,869
187,232
Health Care Equipment & Supplies ( 2 .1% )
Abbott Laboratories 1,080 143,262
Baxter International, Inc. 1,242 42,514
Edwards Lifesciences Corp. (a) 864 62,623
Hologic, Inc. (a) 642 39,656
Intuitive Surgical, Inc. (a) 216 106,978
Zimmer Biomet Holdings, Inc. 450 50,931
445,964
Health Care Providers & Services ( 2 .5% )
Cencora, Inc. 234 65,073
CVS Health Corp. 1,374 93,089
HCA Healthcare, Inc. 180 62,199
Humana, Inc. 278 73,559
Molina Healthcare, Inc. (a) 116 38,209
UnitedHealth Group, Inc. 364 190,645
522,774
Health Care REITs ( 0 .3% )
Healthpeak Properties, Inc. 2,649 53,563
Health Care Technology ( 0 .2% )
Veeva Systems, Inc., Class  A (a) 180 41,693
Hotels, Restaurants & Leisure ( 2 .0% )
Carnival Corp. (a) 990 19,335
DoorDash, Inc., Class  A (a) 216 39,478
DraftKings, Inc., Class  A (a) 437 14,513
Flutter Entertainment plc (a) 162 35,891
Hilton Worldwide Holdings, Inc. 270 61,439
Marriott International, Inc., Class  A 252 60,026
McDonald's Corp. 432 134,944
Yum! Brands, Inc. 414 65,147
430,773
Household Durables ( 0 .1% )
PulteGroup, Inc. 238 24,466
Household Products ( 1 .2% )
Church & Dwight Co., Inc. 486 53,504
Procter & Gamble Co. (The) 1,224 208,594
262,098
Industrial Conglomerates ( 0 .4% )
3M Co. 558 81,948
Insurance ( 2 .5% )
Arthur J Gallagher & Co. 234 80,786
Brown & Brown, Inc. 486 60,458
Hartford Insurance Group, Inc. (The) 486 60,133
Shares Value
Loews Corp. 486 $ 44,668
MetLife, Inc. 774 62,144
Principal Financial Group, Inc. 594 50,116
Prudential Financial, Inc. 486 54,277
W. R. Berkley Corp. 828 58,921
Willis Towers Watson plc 162 54,748
526,251
Interactive Media & Services ( 6 .4% )
Alphabet, Inc., Class  A 2,628 406,394
Alphabet, Inc., Class  C 2,268 354,330
Meta Platforms, Inc., Class  A 972 560,222
Pinterest, Inc., Class  A (a) 504 15,624
Snap, Inc., Class  A (a) 720 6,271
1,342,841
IT Services ( 1 .2% )
Accenture plc, Class  A 378 117,951
Amdocs Ltd. 144 13,176
Cloudflare, Inc., Class  A (a) 216 24,341
Gartner, Inc. (a) 82 34,419
MongoDB, Inc., Class  A (a) 90 15,786
Okta, Inc., Class  A (a) 90 9,470
Snowflake, Inc., Class  A (a) 216 31,570
246,713
Life Sciences Tools & Services ( 1 .2% )
Avantor, Inc. (a) 1,242 20,133
Danaher Corp. 451 92,455
Illumina, Inc. (a) 218 17,296
Thermo Fisher Scientific, Inc. 234 116,438
246,322
Machinery ( 1 .4% )
Caterpillar, Inc. 326 107,515
Dover Corp. 270 47,433
IDEX Corp. 210 38,004
Otis Worldwide Corp. 576 59,443
Westinghouse Air Brake Technologies Corp. 288 52,229
304,624
Media ( 0 .4% )
Fox Corp., Class  A 720 40,752
Fox Corp., Class  B 396 20,873
Trade Desk, Inc. (The), Class  A (a) 270 14,774
76,399
Metals & Mining ( 0 .4% )
Reliance, Inc. 108 31,185
Southern Copper Corp. 650 60,749
91,934
Multi-Utilities ( 1 .1% )
Ameren Corp. 576 57,830
CMS Energy Corp. 720 54,079
DTE Energy Co. 414 57,244
WEC Energy Group, Inc. 558 60,811
229,964
Oil, Gas & Consumable Fuels ( 3 .3% )
Cheniere Energy, Inc. 306 70,808
Chevron Corp. 972 162,606
Diamondback Energy, Inc. 306 48,923
Expand Energy Corp. 156 17,366

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Parametric Equity Plus ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Oil, Gas & Consumable Fuels (cont’d)
Exxon Mobil Corp. 2,214 $ 263,311
Occidental Petroleum Corp. 1,116 55,086
Targa Resources Corp. 306 61,344
Texas Pacific Land Corp. 19 25,175
704,619
Passenger Airlines ( 0 .1% )
Delta Air Lines, Inc. 568 24,765
Pharmaceuticals ( 3 .8% )
Eli Lilly & Co. 396 327,061
Johnson & Johnson 1,398 231,844
Merck & Co., Inc. 1,458 130,870
Pfizer, Inc. 3,780 95,785
Royalty Pharma plc, Class  A 360 11,207
796,767
Professional Services ( 0 .9% )
Booz Allen Hamilton Holding Corp., Class  A 109 11,399
Broadridge Financial Solutions, Inc. 234 56,736
SS&C Technologies Holdings, Inc. 630 52,624
TransUnion 180 14,938
Verisk Analytics, Inc., Class  A 198 58,929
194,626
Residential REITs ( 0 .9% )
AvalonBay Communities, Inc. 234 50,221
Equity Residential 720 51,538
Invitation Homes, Inc. 1,512 52,693
Sun Communities, Inc. 270 34,733
189,185
Retail REITs ( 0 .3% )
Realty Income Corp. 1,062 61,607
Semiconductors & Semiconductor Equipment ( 9 .3% )
Astera Labs, Inc. (a) 181 10,800
Broadcom, Inc. 2,160 361,649
Entegris, Inc. 614 53,713
GLOBALFOUNDRIES, Inc. (a) 1,150 42,447
Lam Research Corp. 1,303 94,728
Marvell Technology, Inc. 651 40,082
Microchip Technology, Inc. 1,272 61,578
NVIDIA Corp. 10,463 1,133,980
QUALCOMM, Inc. 830 127,496
Skyworks Solutions, Inc. 572 36,968
1,963,441
Software ( 9 .9% )
Adobe, Inc. (a) 280 107,388
AppLovin Corp., Class  A (a) 144 38,156
Atlassian Corp., Class  A (a) 90 19,099
Bentley Systems, Inc., Class  B 432 16,995
Datadog, Inc., Class  A (a) 270 26,787
HubSpot, Inc. (a) 15 8,569
Microsoft Corp. 3,274 1,229,027
MicroStrategy, Inc., Class  A (a) 121 34,881
Oracle Corp. 918 128,346
Palantir Technologies, Inc., Class  A (a) 972 82,037
Palo Alto Networks, Inc. (a) 432 73,716
Salesforce, Inc. 522 140,084
ServiceNow, Inc. (a) 126 100,314
Shares Value
Workday, Inc., Class  A (a) 216 $ 50,442
Zoom Communications, Inc., Class  A (a) 126 9,295
Zscaler, Inc. (a) 108 21,429
2,086,565
Specialized REITs ( 0 .7% )
Crown Castle, Inc. 558 58,160
Iron Mountain, Inc. 450 38,718
VICI Properties, Inc., Class  A 1,728 56,368
153,246
Specialty Retail ( 1 .7% )
Carvana Co., Class  A (a) 90 18,817
Home Depot, Inc. (The) 573 209,999
Ross Stores, Inc. 414 52,905
Ulta Beauty, Inc. (a) 90 32,988
Williams-Sonoma, Inc. 216 34,150
348,859
Technology Hardware, Storage & Peripherals ( 7 .4% )
Apple, Inc. 6,429 1,428,074
HP, Inc. 2,059 57,014
NetApp, Inc. 432 37,947
Pure Storage, Inc., Class  A (a) 360 15,937
Seagate Technology Holdings plc 239 20,303
1,559,275
Textiles, Apparel & Luxury Goods ( 0 .3% )
NIKE, Inc., Class  B 1,026 65,130
Tobacco ( 0 .7% )
Philip Morris International, Inc. 954 151,428
Trading Companies & Distributors ( 0 .4% )
Ferguson Enterprises, Inc. 270 43,262
Watsco, Inc. 90 45,747
89,009
Wireless Telecommunication Services ( 0 .5% )
T-Mobile US, Inc. 378 100,816
Total Common Stocks
(Cost $21,778,114) 20,613,888
Short-Term Investment (4.2%)
Investment Company (4.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.27% (See Note G)
(Cost $887,212)
887,212 887,212
Total Investments Excluding Purchased
Options ( 102 .0% ) (Cost $ 22,665,326 ) 21,501,100
Total Purchased Options Outstanding (0.7%)
(Cost $182,577) 153,709
Total Investments ( 102 .7% )
(Cost $ 22,847,903 ) (b) 21,654,809
Total Written Options (-1.1%)
(Premiums Received $ (232,174) ) (222,383)
Liabilities in Excess of Other Assets
(
-1.6%
) (344,271)
NET ASSETS (100.0%) $ 21,088,155

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Parametric Equity Plus ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
(a) Non-income producing security.
(b) At March 31, 2025, the aggregate cost for federal income tax purposes is $22,847,903. The aggregate gross unrealized
appreciation is $629,532 and the aggregate gross unrealized
depreciation is $1,822,626, resulting in net unrealized depreciation of $1,193,094.
REIT Real Estate Investment Trust
Put Options Purchased:
The Fund had the following put options purchased open at March 31, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Appreciation/
(Depreciation)
S&P 500 Mini-SPX Index 30 USD 420 4/17/25 $ 1,683,570 $ 555 $ 4,152 $ (3,597)
S&P 500 Mini-SPX Index 58 USD 415 4/17/25 3,254,902 928 4,373 (3,445)
S&P 500 Mini-SPX Index 23 USD 420 5/16/25 1,290,737 1,403 3,873 (2,470)
S&P 500 Mini-SPX Index 55 USD 430 5/16/25 3,086,545 3,520 4,697 (1,177)
S&P 500 Mini-SPX Index 45 USD 400 6/20/25 2,525,355 4,590 4,608 (18)
S&P 500 Mini-SPX Index 15 USD 412 6/20/25 841,785 1,665 4,491 (2,826)
S&P 500 Mini-SPX Index 22 USD 415 7/18/25 1,234,618 3,696 4,299 (603)
S&P 500 Mini-SPX Index 21 USD 430 8/15/25 1,178,499 5,670 4,502 1,168
S&P 500 Mini-SPX Index 19 USD 400 9/19/25 1,066,261 4,778 4,663 115
Total $26,805 $39,658 $(12,853)
Call Options Purchased:
The Fund had the following call options purchased open at March 31, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Depreciation
SPDR S&P 500 ETF Trust
85 USD 570 6/20/25 $ 4,754,815 $ 126,904 $ 142,919 $ (16,015)
Call Options Written:
The Fund had the following call options written open at March 31, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index
6 USD 5,815 4/02/25 $ 3,367,110 $ (180) $ (8,331) $ 8,151
S&P 500 Index
6 USD 5,730 4/04/25 3,367,110 (8,580) (10,300) 1,720
S&P 500 Index
6 USD 5,810 4/04/25 3,367,110 (1,650) (12,532) 10,882
S&P 500 Index
6 USD 5,735 4/07/25 3,367,110 (12,840) (10,180) (2,660)
S&P 500 Index
6 USD 5,860 4/09/25 3,367,110 (2,100) (10,372) 8,272
S&P 500 Index
6 USD 5,760 4/14/25 3,367,110 (16,416) (13,983) (2,433)
Total $(41,766) $(65,698) $23,932
Put Options Written:
The Fund had the following put options written open at March 31, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Depreciation
SPDR S&P 500 ETF Trust
85 USD 570 6/20/25
$ 4,754,815
$ (180,617)
$ (166,476) $ (14,141)
USD United States Dollar

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Parametric Equity Plus ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Portfolio Composition
Classification
Percentage of Total
Investments
Other* 67 .9%
Software 9 .6
Semiconductors & Semiconductor Equipment 9 .1
Technology Hardware, Storage & Peripherals 7 .2
Interactive Media & Services 6 .2
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2025 (unaudited)
Parametric Equity Plus ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2025
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $21,893,371) $ 20,706,695
Investment in Security of Affiliated Issuers, at Value (Cost $954,532) 948,114
Total Investments in Securities, at Value (Cost $22,847,903) 21,654,809
Foreign Currency, at Value (Cost $429) 430
Cash 25,632
Receivable for Investments Sold 24,165
Dividends Receivable 15,062
Total Assets
21,720,098
Liabilities:
Written Options Outstanding, at Value (Premiums Received $232,174) 222,383
Payable for Investments Purchased 404,426
Payable for Management Fee 5,134
Total Liabilities
631,943
Net Assets
$ 21,088,155
Net Assets Consist of:
Paid-in-Capital $ 22,522,699
Total Accumulated Loss (1,434,544)
Net Assets
$ 21,088,155
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 900,001
Net Asset Value Per Share
$ 23 .43
—
222,383

Semi-Annual Report — March 31, 2025 (unaudited)
Parametric Equity Plus ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Period from
November 7, 2024
^
to
March 31, 2025
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ 113,197
Dividends from Security of Affiliated Issuers (Note G) 15,640
Total Investment Income 128,837
Expenses:
Management Fee (Note B) 24,633
Total Expenses 24,633
Rebate from Morgan Stanley Affiliate (Note G) (510)
Net Expenses 24,123
Net Investment Income
104,714
Realized Gain (Loss):
Investments Sold (370,583)
In-kind Redemptions on Investments 28,952
In-Kind Redemptions on Investments in Affiliates 6
Written Options Contracts 81,707
Net Realized Loss (259,918)
Change in Unrealized Appreciation (Depreciation):
Investments (1,186,676)
Investments in Affiliates (6,418)
Written Options Contracts 9,791
Net Change in Unrealized Appreciation (Depreciation) (1,183,303)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
(1,443,221)
Net Decrease in Net Assets Resulting from Operations $ (1,338,507)
^ Commencement of Operations.

Semi-Annual Report — March 31, 2025
Parametric Equity Plus ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Changes in Net Assets
Period from
November 7, 2024
^
to
March 31, 2025
(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 104,714
Net Realized Loss (259,918)
Net Change in Unrealized Appreciation (Depreciation) (1,183,303)
Net Decrease in Net Assets Resulting from Operations (1,338,507)
Dividends and Distributions to Shareholders:
Dividends and Distributions (96,037)
Total Dividends and Distributions to Shareholders (96,037)
Capital Share Transactions:
(1)
Subscribed 25
Subscribed In-Kind 23,781,238
Redeemed In-Kind (1,258,564)
Net Increase in Net Assets Resulting from Capital Share Transactions 22,522,699
Total Increase in Net Assets 21,088,155
Net Assets:
Beginning of Period –
End of Period $ 21,088,155
Capital Share Transactions:
Beginning of Period –
Shares Subscribed 1
Shares Subscribed In-Kind 950,000
Shares Redeemed In-Kind (50,000)
Shares Outstanding, End of Period
(2)
Net Increase in
(2)
900,001
^ Commencement of Operations
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the
Financial Statements.
(2) At March 31, 2025, Morgan Stanley Investment Management Inc. held approximately 88.3% of the outstanding shares of the Fund.

Semi-Annual Report — March 31, 2025
Financial Highlights
Parametric Equity Plus ETF
10
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Period from
November 7, 2024
(1)
to
March 31, 2025
(unaudited)
Net Asset Value, Beginning of Period
$ 25 .00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
0 .12
Net Realized and Unrealized Loss ( 1 .58 )
Total from Investment Operations ( 1 .46 )
Distributions from and/or in Excess of:
—
Net Investment Income ( 0 .11 )
Net Asset Value, End of Period
$ 23 .43
Total Return
(3)
( 5 .83 ) %
(4)
Ratios to Average Net Assets and Supplemental Data:
$21,088
Net Assets, End of Period (Thousands) $ 21,088
Ratio of Expenses
(5)
0 .28%
(6)
Ratio of Net Investment Income
(5)
1 .23%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .01%
(6)
Portfolio Turnover Rate
(7)
5%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) In-kind transactions are not included in portfolio turnover calculations.

11
Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Parametric
Equity Plus ETF (the “Fund”), which seeks to provide long-
term capital appreciation. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices if
such bid and asked prices are available on the relevant ex-
changes. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on
the valuation date with no reported bid and asked prices
available on the exchange are valued at the mean between
the current bid and asked prices obtained from one or
more reputable brokers/dealers. In cases where a securi-
ty is traded on more than one exchange, the security is
valued on the exchange designated as the primary market;
(2) all other equity portfolio securities for which over-the-
counter (“OTC”) market quotations are readily available
are valued at the latest reported sales price (or at the mar-
ket official closing price if such market reports an official closing price), and if there was no trading in the security
on a given day and if there is no official closing price
from relevant markets for that day, the security is valued
at the mean between the last reported bid and asked
prices if such bid and asked prices are available on the rel-
evant markets. An unlisted equity security that does not
trade on the valuation date and for which bid and asked
prices from the relevant markets are unavailable is valued
at the mean between the current bid and asked prices
obtained from one or more reputable brokers/dealers;
(3) fixed income securities may be valued by an outside
pricing service/vendor approved by the Trust’s Board of
Trustees (the “Trustees”). The pricing service/vendor may
employ a pricing model that takes into account, among
other things, bids, yield spreads and/or other market data
and specific security characteristics. If Morgan Stanley
Investment Management Inc. (the “Adviser”) or Paramet-
ric Portfolio Associates LLC (the “Sub-Adviser”), each a
wholly-owned subsidiary of Morgan Stanley, determines
that the price provided by the outside pricing service/ven-
dor or exchange does not reflect the security’s fair value
or the pricing service/vendor or exchange is unable to
provide a price, prices from brokers/dealers may also be
utilized. In these circumstances, the value of the security
will be the mean of bid and asked prices obtained from
reputable brokers/dealers; (4) listed options are valued
at the last reported sales price on the exchange on which
they are listed (or at the exchange official closing price
if such exchange reports an official closing price). If an
official closing price or last reported sales price is unavail-
able, the listed option should be fair valued at the mean
between its latest bid and ask prices. Unlisted options are
valued at the mean between their latest bid and ask prices
from a reputable broker/ dealer or valued by a pricing ser-
vice/vendor; (5) when market quotations are not readily
available, as defined by Rule 2a-5 under the Act, includ-
ing circumstances under which the Adviser determines
that the closing price, last sale price or the mean between
the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued
at their fair value as determined in good faith under
procedures established by and under the general supervi-
sion of the Trustees; and (6) investments in mutual funds,
including the Morgan Stanley Institutional Liquidity
Funds, are valued at the net asset value (“NAV”) as of the
close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
12
Morgan Stanley ETF Trust
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2025:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Derivatives:
The Fund may, but is not required to, use
derivative instruments for a variety of purposes, including
hedging, risk management, portfolio management or to
earn income. Derivatives are financial instruments whose
value is based, in part, on the value of an underlying
asset, interest rate, index or financial instrument. Prevail-
ing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A deriva-
tive instrument often has risks similar to its underlying
asset and may have additional risks, including imperfect
correlation between the value of the derivative and the
underlying asset, risks of default by the counterparty to
certain transactions, magnification of losses incurred due
to changes in the market value of the securities, instru-
ments, indices or interest rates to which the derivative
instrument relates, risks that the transactions may not
be liquid and risks arising from margin requirements,
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$20,614
(1)
$—  $—  $20,614
Purchased Options
27  127 — 154
Short-Term Investment
Investment
Company  887   —   —   887
Total Assets $21,528  $127  $—  $21,655
Liabilities:
Written Options
 (42)  (180)  —   (222)
Total Liabilities $(42) $(180) $—  $(222)
Total $21,486  $(53) $—  $21,433
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
13
Morgan Stanley ETF Trust
risks arising from mispricing or valuation complexity and
operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than,
the risks associated with other portfolio investments.
Derivatives may involve the use of highly specialized
instruments that require investment techniques and risk
analyses different from those associated with other port-
folio investments. All of the Fund’s holdings, including
derivative instruments, are marked-to-market each day
with the change in value reflected in unrealized appreci-
ation (depreciation). Upon disposition, a realized gain or
loss is recognized.
Certain derivative transactions may give rise to a form of
leverage. Leverage magnifies the potential for gain and the
risk of loss. Leverage associated with derivative transac-
tions may cause the Fund to liquidate portfolio positions
when it may not be advantageous to do so to satisfy its
obligations or may cause the Fund to be more volatile
than if the Fund had not been leveraged. Although the
Adviser seeks to use derivatives to further the Fund’s
investment objectives, there is no assurance that the use
of derivatives will achieve this result.
Following is a description of the derivative instruments
and techniques that the Fund used during the period and
their associated risks:
Options: With respect to options, the Fund is subject
to equity risk, interest rate risk and foreign currency
exchange risk in the normal course of pursuing its in-
vestment objectives. If the Fund buys an option, it buys
a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign curren-
cy, or futures contract on the underlying instrument or
foreign currency, at an agreed-upon price during a period
of time or on a specified date typically in exchange for
a premium paid by the Fund. The Fund may purchase
and/or write put and call options. Purchasing call options
tends to increase the Fund's exposure to the underlying
(or similar) instrument. Purchasing put options tends to
decrease the Fund's exposure to the underlying (or sim-
ilar) instrument. When entering into purchased option
contracts, the Fund bears the risk of interest or exchange
rates or securities prices moving unexpectedly, in which
case, the Fund may not achieve the anticipated benefits of
the purchased option contracts; however the risk of loss
is limited to the premium paid. Purchased options are
reported as part of "Total Investments in Securities" in
the Statement of Assets and Liabilities. Upon the exercise
or closing of a purchased call option, the premium paid is
added to the cost of the security or financial instrument
purchased. Upon the exercise or closing of a purchased
put option, the premium paid is offset against the pro-
ceeds on the sale of the underlying security or financial
instrument in order to determine the realized gain or loss
on investments. As the buyer of a call option, the Fund
pays the premium to the option writer and has the right
to purchase the underlying security from the option writ-
er at the exercise price. If the market price of the underly-
ing security rises above the exercise price, the Fund could
exercise the option and acquire the underlying security
at a below-market price, which could result in a gain to
the Fund, minus the premium paid. As the buyer of a put
option, the Fund pays the premium to the option writer
and has the right to sell the underlying security to the
option writer at the exercise price. If the market price of
the underlying security declines below the exercise price,
the Fund could exercise the option and sell the underly-
ing security at an above-market price, which could result
in a gain to the Fund, minus the premium paid. If the
Fund writes an option, it sells to another party the right
to buy from or sell to the Fund a specific amount of the
underlying instrument or foreign currency, or futures
contract on the underlying instrument or foreign cur-
rency, at an agreed-upon price during a period of time or
on a specified date typically in exchange for a premium
received by the Fund. The Fund may write call and put
options on stock indexes, futures, securities or currencies
it owns or in which it may invest. Writing put options
tend to increase the Fund's exposure to the underlying
instrument. Writing call options tend to decrease the
Fund's exposure to the underlying instruments. When
the Fund writes a call or put option, an amount equal
to the premium received is recorded as a liability. Any
liability recorded is subsequently adjusted to reflect the
current value of the options written. Premiums received
from writing options which expire are treated as realized
gains. Premiums received from writing options which are
exercised or are closed are added to or offset against the
proceeds or amount paid on the transaction to determine
the net realized gain or loss. The Fund as a writer of an
option has no control over whether the underlying future,
security or currency may be sold (call) or purchased (put)
and as a result bears the market risk of an unfavorable
change in the price of the future, security or currency un-
derlying the written option. When options are purchased
OTC, the Fund bears the risk that the counterparty that
wrote the option will be unable or unwilling to perform

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
its obligations under the option contract. Options may
also be illiquid and the Fund may have difficulty closing
out its position. A decision as to whether, when and how
to use options involves the exercise of skill and judgment
and even a well-conceived option transaction may be
unsuccessful because of market behavior or unexpected
events. The prices of options can be highly volatile and
the use of options can lower total returns.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”),
is intended to improve financial reporting about deriv-
ative instruments by requiring enhanced disclosures to
enable investors to better understand how and why the
Fund uses derivative instruments, how these derivative
instruments are accounted for and their effects on the
Fund’s financial position and results of operations.
The following tables set forth the fair value of the Fund’s
derivative contracts by primary risk exposure as of March
31, 2025:
The following tables set forth by primary risk exposure
the Fund’s realized gains (losses) and change in unrealized
appreciation (depreciation) by type of derivative contract
for the period ended  March 31, 2025 in accordance with
ASC 815:
At
March 31, 2025
, the Fund's derivative assets and liabilities
are as follows:
4. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
5. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
6. Security Transactions and Income:
Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend at fair value.
7. Segment Reporting:
During the reporting period, the
Fund adopted FASB Accounting Standards Update No.
2023-07, Segment Reporting (Topic 280): Improvements
to Reportable Segment Disclosures, (ASU 2023-07), which
requires incremental disclosures related to a public entity’s
Asset Derivatives
Statement of Assets
and Primary Risk
Liabilities Location Exposure Value
Purchased
Options
Contracts
Investments, at Value
Purchased Options
Contracts Equity Risk $153,709 (a)
Liability Derivatives
Statement of Assets
and Primary Risk
Liabilities Location Exposure Value
Written
Options
Contracts
Written Options
Outstanding, at Value Equity Risk $(222,383)
(a) Amounts are included in Investments in Securities in the Statement of
Assets and Liabilities.
Realized Gain (Loss)
Primary Risk Exposure Derivative Type Value
Equity Risk
Investments
Purchased Options Contracts $(183,769)(a)
Equity Risk Written Options Contracts  81,707
Total $(102,062)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure Derivative Type Value
Equity Risk
Investments
Purchased Options Contracts  (28,868)(b)
Equity Risk Written Options Contracts  9,791
Total $(19,077)
(a) Amounts are included in Realized Gain (Loss) on Investments Sold in the
Statement of Operations.
(b) Amounts are included in Change in Unrealized Appreciation
(Depreciation) on Investments in the Statement of Operations.
Purchased Options Contracts:
Average monthly notional amount ................. $113,898
Written Options Contracts:
Average monthly notional amount .................. $191,269

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
reportable segments. The Fund operates as a single report-
able segment, an investment company whose investment
objective is included at the beginning of the Notes to the
Financial Statements. In connection with the adoption
of ASU 2023-07, the Fund’s President acts as the Fund’s
Chief Operating Decision Maker ("CODM"), who is
responsible for assessing the performance of the Fund’s
single segment and deciding how to allocate the segment’s
resources. To perform this function, the CODM reviews
the information in the Fund’s financial statements.
B. Management/Sub-Advisory Fees:
The Adviser provides
investment advice and portfolio management services pursuant to a Management Agreement (the “Agreement”) and, subject
to the supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages
the Fund’s investments.  As compensation for its services, the
Adviser is paid  monthly at the annual rate of 0.29% of the
average daily net assets of the Fund. Under the Agreement, the
Adviser pays substantially all the expenses of the Fund (in-
cluding expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not
incurred in the ordinary course of the Fund’s business.
The Adviser has entered into a Sub-Advisory Agreement with
the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley.
The Sub-Adviser provides the Fund with investment advisory
services subject to the overall supervision of the Adviser and the
Trust's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Advis-
er receives from the Fund.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan Chase
Bank, N.A. (“JPMorgan”).
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund’s Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the Nasdaq Stock Market (“NASDAQ”)
and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The
investor's transaction will be priced at NAV if the investor pur-
chases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of period end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statement of Changes in Net Assets.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
G. Security Transactions and Transactions with Affil-
iates:
 For the period ended March 31, 2025, purchases and
sales of investment securities for the Fund, other than long-
term U.S. Government securities, short-term investments
and In-Kind transactions were $1,251,443 and $815,864,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the period ended March 31,
2025. Purchase and Sales related to In-Kind transactions were
$22,711,174 and $1,210,745, respectively, for the period end-
ed March 31, 2025.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management investment
company managed by the Adviser. Management fees paid by
the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended March 31, 2025,
management fees paid were reduced by $510 relating to the
Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the period ended March 31, 2025 is as
follows:
The Fund is permitted to purchase and sell securities (“cross-
trade”) from and to other Morgan Stanley funds as well as
other funds and client accounts for which the Adviser or an
affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with
Rule 17a-7 under the Act (the “Rule”). As a result of a
change in the Rule 2a-5 (aka the "Valuation Rule"), which
impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a
" readily available market quotation " for the security. The
Fund's Rule 17a-7  policy was amended effective September 8,
2022, to reflect the new requirement of Rule 2a-5.
For the period ended March 31, 2025, the Fund did not en-
gage in any cross-trade transactions.
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states.
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, com-
panies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events
adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may un-
derperform or otherwise be adversely affected due to inflation
(or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global de-
mand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather
Affiliated
Investment
Company/
Issuer
Value
November 7,
2024
*
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity Fund $ – $ 2,661 $ 1,774 $16
Morgan Stanley – 71 4  0
(1)
Total $– $2,732 $1,778 $16
Affiliated
Investment
Company/Issuer (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2025
(000)
Liquidity Fund $–  $ – $ 887
Morgan Stanley  0
(1)
(6) 61
Total $0 $(6) $948
* Commencement of Operations.
(1) Value is less than $500.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events, such as ter-
rorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the
U.S. and global financial markets. The occurrence of such
events may be sudden and unexpected, and it is difficult to pre-
dict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the
Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial per-
formance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments
of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/
or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Trading Risk:
The market prices of shares are expected to fluc-
tuate, in some cases materially, in response to changes in the
Fund’s NAV, the intra-day value of the Fund’s holdings, and
supply and demand for shares. The Adviser and/or Sub-Ad-
viser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the
existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a dis-
count) to NAV or to the intraday value of the Fund’s holdings.
You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transactions Risk:
The Fund may
experience adverse effects when certain shareholders, or share-
holders collectively, purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser, or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may
invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achiev-
ing a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the
size of the Fund would be maintained at such levels or that the
Fund would continue to meet applicable listing requirements.
Such larger than normal redemptions may cause the Fund to
sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity.
Similarly, large Fund share purchases may adversely affect the
Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may
also result in gains for the Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, lead-
ing to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain
circumstances, the Fund is generally subject to the risk that

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NASDAQ and may, therefore, have a material up-
ward or downward effect on the market price of the shares.

19
Semi-Annual Report — March 31, 2025 (unaudited)
Investment Advisory Agreement Approval
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust – Parametric Equity Plus ETF
The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services to be provided by the Adviser under the investment management agreement and the sub-advisory agreement (the “Management Agree-
ment”), including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory services to be provided by the Adviser under the Management Agreement, including opera-
tions, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the
Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The
Adviser and Sub-Adviser are referred to as the “Adviser.”) The Board also considered that the Adviser serves a variety of other invest-
ment advisory clients and has experience overseeing service providers.
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.
The Board reviewed the unitary management fee (the “management fee rate”) proposed to be paid by the Fund under the Manage-
ment Agreement, pursuant to which the Adviser would pay substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board considered the benefits of a unitary fee structure and considered the management fee rate relative to compa-
rable funds advised by the Adviser or its affiliates, when applicable, and compared to peers as determined by the Adviser. The Board reviewed the anticipated total expense ratio of the Fund, which, due to the unitary management fee structure, was equal to the proposed management fee rate. The Board also considered that the fees charged by the Fund’s other service providers would be paid by the Adviser under the unitary management fee structure. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.
Economies of Scale
The Board considered the growth prospects of the Fund and the proposed unitary management fee schedule, which does not in-
clude breakpoints. The Board considered that the unitary management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered that the unitary management fee struc-
ture inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the unitary management fee rate paid by the Fund in the future even if economies of scale were achieved. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Semi-Annual Report — March 31, 2025 (unaudited)
Investment Advisory Agreement Approval (cont’d)
20
Morgan Stanley ETF Trust
Profitability of the Adviser and Affiliates
Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. Since the Fund had not begun oper-
ations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be consid-
ered at the present time.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the compe-
tence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Ad-
viser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management
Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

PEPS-NCSR 3.31.25
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Parametric Equity
Premium Income ETF
NYSE Arca: PAPI
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2025 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Items 6 and 7 of Form N-CSR:
Portfolio of Investments
...................................................................................
2
Statement of Assets and Liabilities
........................................................................
6
Statement of Operations
..................................................................................
7
Statements of Changes in Net Assets
.....................................................................
8
Financial Highlights
.......................................................................................
9
Notes to Financial Statements
.............................................................................
10
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments
Parametric Equity Premium Income ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (98.2%)
Aerospace & Defense ( 2 .1% )
General Dynamics Corp. 3,155 $ 859,990
Huntington Ingalls Industries, Inc. 4,149 846,562
L3Harris Technologies, Inc. 3,857 807,308
RTX Corp. 6,945 919,935
3,433,795
Air Freight & Logistics ( 1 .0% )
Expeditors International of Washington, Inc. 7,806 938,672
United Parcel Service, Inc., Class  B 6,787 746,502
1,685,174
Automobile Components ( 1 .0% )
Gentex Corp. 31,645 737,328
Lear Corp. 10,494 925,781
1,663,109
Banks ( 1 .4% )
Cullen/Frost Bankers, Inc. 6,064 759,213
Prosperity Bancshares, Inc. 11,124 793,920
Regions Financial Corp. 36,423 791,472
2,344,605
Beverages ( 2 .8% )
Brown-Forman Corp., Class  B (a) 25,826 876,534
Coca-Cola Co. (The) 14,276 1,022,447
Keurig Dr Pepper, Inc. 28,053 959,974
Molson Coors Beverage Co., Class  B 15,740 958,094
PepsiCo, Inc. 5,761 863,804
4,680,853
Biotechnology ( 1 .3% )
AbbVie, Inc. 4,625 969,030
Gilead Sciences, Inc. 10,327 1,157,140
2,126,170
Building Products ( 1 .0% )
AO Smith Corp. 12,477 815,497
Johnson Controls International plc 10,493 840,594
1,656,091
Capital Markets ( 1 .5% )
CME Group, Inc. 3,896 1,033,570
Janus Henderson Group plc 19,742 713,673
T Rowe Price Group, Inc. 7,478 687,004
2,434,247
Chemicals ( 5 .7% )
Air Products and Chemicals, Inc. 2,670 787,436
Ashland, Inc. 12,568 745,157
Corteva, Inc. 14,730 926,959
Dow, Inc. 20,827 727,279
DuPont de Nemours, Inc. 11,206 836,864
Eastman Chemical Co. 9,377 826,208
FMC Corp. 15,526 655,042
Huntsman Corp. 48,723 769,336
Linde plc 1,926 896,823
LyondellBasell Industries NV, Class  A 11,473 807,699
Mosaic Co. (The) 30,542 824,939
PPG Industries, Inc. 6,922 756,921
9,560,663
Shares Value
Communications Equipment ( 0 .6% )
Cisco Systems, Inc. 15,658 $ 966,255
Consumer Staples Distribution & Retail ( 1 .0% )
Costco Wholesale Corp. 918 868,226
Walmart, Inc. 9,283 814,955
1,683,181
Containers & Packaging ( 2 .4% )
Amcor plc 90,917 881,895
AptarGroup, Inc. 5,014 743,977
International Paper Co. 14,786 788,833
Packaging Corp. of America 3,778 748,120
Sonoco Products Co. 17,552 829,156
3,991,981
Distributors ( 1 .1% )
Genuine Parts Co. 7,509 894,623
LKQ Corp. 22,530 958,426
1,853,049
Diversified Telecommunication Services ( 1 .7% )
AT&T, Inc. 39,772 1,124,752
Cogent Communications Holdings, Inc. (a) 11,415 699,854
Verizon Communications, Inc. 22,667 1,028,175
2,852,781
Electric Utilities ( 6 .2% )
Alliant Energy Corp. 14,111 908,043
American Electric Power Co., Inc. 8,688 949,338
Duke Energy Corp. 7,336 894,772
Evergy, Inc. 14,405 993,225
FirstEnergy Corp. 20,012 808,885
IDACORP, Inc. 8,439 980,780
OGE Energy Corp. 21,528 989,427
Portland General Electric Co. 20,648 920,901
PPL Corp. 26,970 973,887
Southern Co. (The) 9,534 876,651
Xcel Energy, Inc. (a) 13,776 975,203
10,271,112
Electrical Equipment ( 0 .4% )
Emerson Electric Co. 6,541 717,155
Electronic Equipment, Instruments & Components ( 1 .8% )
Avnet, Inc. 16,522 794,543
Badger Meter, Inc. 4,028 766,327
Corning, Inc. 15,724 719,845
TD SYNNEX Corp. 6,886 715,868
2,996,583
Energy Equipment & Services ( 1 .3% )
Baker Hughes Co., Class  A 19,931 875,967
Helmerich & Payne, Inc. (a) 24,969 652,190
Noble Corp. plc 26,718 633,217
2,161,374
Entertainment ( 0 .5% )
Electronic Arts, Inc. 6,216 898,336
Financial Services ( 2 .1% )
Essent Group Ltd. 14,472 835,324
Jack Henry & Associates, Inc. 4,912 896,931
MGIC Investment Corp. 33,795 837,440

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Parametric Equity Premium Income ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Financial Services (cont’d)
Western Union Co. (The) 83,062 $ 878,796
3,448,491
Food Products ( 4 .0% )
Archer-Daniels-Midland Co. 16,831 808,056
Bunge Global SA 11,367 868,666
Cal-Maine Foods, Inc. 7,556 686,840
Conagra Brands, Inc. 33,650 897,446
Flowers Foods, Inc. 42,751 812,697
Hormel Foods Corp. 29,158 902,149
Ingredion, Inc. 6,321 854,662
Kraft Heinz Co. (The) 29,333 892,603
6,723,119
Gas Utilities ( 1 .8% )
Atmos Energy Corp. (a) 6,087 940,928
National Fuel Gas Co. 14,196 1,124,181
ONE Gas, Inc. 11,852 895,893
2,961,002
Health Care Equipment & Supplies ( 2 .2% )
Abbott Laboratories 7,714 1,023,262
Becton Dickinson & Co. 3,655 837,214
Medtronic plc 9,708 872,361
Stryker Corp. 2,424 902,334
3,635,171
Health Care Providers & Services ( 5 .2% )
Cardinal Health, Inc. 7,828 1,078,463
Cencora, Inc. 3,745 1,041,447
Chemed Corp. 1,506 926,672
Cigna Group (The) 2,593 853,097
Elevance Health, Inc. 2,803 1,219,193
Labcorp Holdings, Inc. 4,047 941,899
Premier, Inc., Class  A 38,475 741,798
Quest Diagnostics, Inc. 5,692 963,086
UnitedHealth Group, Inc. 1,601 838,524
8,604,179
Hotels, Restaurants & Leisure ( 2 .1% )
Darden Restaurants, Inc. 5,128 1,065,393
Texas Roadhouse, Inc., Class  A 4,138 689,515
Vail Resorts, Inc. (a) 5,201 832,264
Wendy's Co. (The) 60,155 880,068
3,467,240
Household Durables ( 1 .3% )
Garmin Ltd. 4,153 901,741
Lennar Corp., Class  A 6,591 756,515
Whirlpool Corp. (a) 6,394 576,291
2,234,547
Household Products ( 1 .7% )
Church & Dwight Co., Inc. 8,681 955,691
Kimberly-Clark Corp. 6,860 975,629
Procter & Gamble Co. (The) 5,292 901,863
2,833,183
Insurance ( 5 .4% )
Aflac, Inc. 7,947 883,627
American Financial Group, Inc. 6,338 832,433
Cincinnati Financial Corp. 6,132 905,819
Fidelity National Financial, Inc. 14,324 932,206
Shares Value
Hartford Insurance Group, Inc. (The) 7,052 $ 872,544
Old Republic International Corp. 23,089 905,551
Principal Financial Group, Inc. 10,350 873,229
Prudential Financial, Inc. 7,182 802,086
Travelers Cos., Inc. (The) 3,499 925,346
Unum Group 13,475 1,097,673
9,030,514
IT Services ( 2 .1% )
Accenture plc, Class  A 2,421 755,449
Amdocs Ltd. 9,969 912,163
Cognizant Technology Solutions Corp., Class  A 11,739 898,033
International Business Machines Corp. 3,769 937,200
3,502,845
Leisure Products ( 1 .0% )
Hasbro, Inc. 15,119 929,667
Polaris, Inc. (a) 15,750 644,805
1,574,472
Life Sciences Tools & Services ( 0 .4% )
Danaher Corp. 3,498 717,090
Machinery ( 2 .0% )
Cummins, Inc. 2,380 745,987
Donaldson Co., Inc. 11,934 800,294
Graco, Inc. 10,726 895,729
Snap-on, Inc. 2,613 880,607
3,322,617
Media ( 3 .3% )
Comcast Corp., Class  A 22,929 846,080
Fox Corp., Class  A 19,500 1,103,700
Fox Corp., Class  B 21,446 1,130,419
Interpublic Group of Cos., Inc. (The) 31,095 844,540
New York Times Co. (The), Class  A 16,400 813,440
Omnicom Group, Inc. 9,633 798,672
5,536,851
Metals & Mining ( 1 .7% )
Newmont Corp. 20,817 1,005,045
Reliance, Inc. 3,037 876,934
Royal Gold, Inc. 6,268 1,024,880
2,906,859
Multi-Utilities ( 3 .3% )
Ameren Corp. 9,952 999,181
Consolidated Edison, Inc. 9,420 1,041,758
Dominion Energy, Inc. 16,703 936,537
Public Service Enterprise Group, Inc. 9,725 800,367
Sempra 10,317 736,221
WEC Energy Group, Inc. 8,914 971,448
5,485,512
Oil, Gas & Consumable Fuels ( 8 .8% )
Antero Midstream Corp. 60,196 1,083,528
Chevron Corp. 5,589 934,984
Chord Energy Corp. 6,947 783,066
ConocoPhillips 7,785 817,581
Coterra Energy, Inc. 33,610 971,329
CVR Energy, Inc. 41,730 809,562
Devon Energy Corp. 24,291 908,483
DT Midstream, Inc. 7,633 736,432
EOG Resources, Inc. 6,338 812,785

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Parametric Equity Premium Income ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Oil, Gas & Consumable Fuels (cont’d)
Exxon Mobil Corp. 7,965 $ 947,277
HF Sinclair Corp. 25,020 822,658
International Seaways, Inc. 22,946 761,807
Kinder Morgan, Inc. 33,570 957,752
ONEOK, Inc. 7,984 792,173
Phillips 66 5,668 699,885
Valero Energy Corp. 6,158 813,287
Williams Cos., Inc. (The) 16,544 988,669
14,641,258
Pharmaceuticals ( 2 .1% )
Johnson & Johnson 5,925 982,602
Merck & Co., Inc. 8,275 742,764
Pfizer, Inc. 32,741 829,657
Royalty Pharma plc, Class  A 32,629 1,015,741
3,570,764
Professional Services ( 2 .0% )
Automatic Data Processing, Inc. 3,032 926,367
ManpowerGroup, Inc. 14,693 850,431
Paychex, Inc. 6,186 954,376
Robert Half, Inc. 11,916 650,018
3,381,192
Semiconductors & Semiconductor Equipment ( 2 .2% )
Analog Devices, Inc. 3,880 782,479
Power Integrations, Inc. 14,354 724,877
QUALCOMM, Inc. 4,998 767,743
Skyworks Solutions, Inc. 9,452 610,883
Texas Instruments, Inc. 4,388 788,524
3,674,506
Software ( 2 .2% )
Dolby Laboratories, Inc., Class  A 11,852 951,834
InterDigital, Inc. (a) 4,758 983,716
Microsoft Corp. 1,907 715,869
Roper Technologies, Inc. 1,639 966,322
3,617,741
Specialized REITs ( 0 .0% ) (b)
Millrose Properties, Inc., Class  A (c) 2,438 64,631
Specialty Retail ( 1 .5% )
Best Buy Co., Inc. 10,052 739,928
Penske Automotive Group, Inc. 5,882 846,890
TJX Cos., Inc. (The) 7,537 918,007
2,504,825
Technology Hardware, Storage & Peripherals ( 0 .7% )
Hewlett Packard Enterprise Co. 34,673 535,004
HP, Inc. 25,376 702,662
1,237,666
Textiles, Apparel & Luxury Goods ( 1 .5% )
Carter's, Inc. 15,963 652,887
Columbia Sportswear Co. (a) 10,411 788,009
Oxford Industries, Inc. (a) 9,935 582,886
Steven Madden Ltd. 20,614 549,157
2,572,939
Tobacco ( 1 .3% )
Altria Group, Inc. 16,786 1,007,495
Shares Value
Philip Morris International, Inc. 6,838 $ 1,085,396
2,092,891
Trading Companies & Distributors ( 1 .5% )
Fastenal Co. 10,563 819,161
MSC Industrial Direct Co., Inc., Class  A (a) 10,674 829,050
Watsco, Inc. 1,755 892,066
2,540,277
Total Common Stocks
(Cost $164,250,825) 163,858,896
Short-Term Investments (3.0%)
Investment Company (2.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.27% (See Note G)
(Cost $3,496,729)
3,496,729 3,496,729
Security held as Collateral on Loaned Securities ( 0 .9% )
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.27% (See Note G)
(Cost $1,475,300)
1,475,300 1,475,300
Total Short-Term Investments
(Cost $4,972,029) 4,972,029
–
Total Investments ( 101 .2% )
(Cost $ 169,222,854 ) including
$ 5,592,022 of Securities Loaned (d) 168,830,925
Total Written Options (-0.2%)
(Premiums Received $ (607,528) ) (302,046)
Liabilities in Excess of Other Assets
(
-1.0%
) (1,744,595)
NET ASSETS (100.0%) $ 166,784,284
(a) All or a portion of this security was on loan at March 31, 2025.
(b) Amount is less than 0.05%.
(c) Non-income producing security.
(d) At March 31, 2025, the aggregate cost for federal income tax purposes is $169,222,854. The aggregate gross unrealized
appreciation is $7,264,443 and the aggregate gross unrealized depreciation is $7,656,372, resulting in net unrealized depreciation of $391,929.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Parametric Equity Premium Income ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Call Options Written:
The Fund had the following call options written open at March 31, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
SPDR S&P 500 ETF Trust
957 USD 580 4/04/25 $ 53,533,623 $ (16,511) $ (162,000) $ 145,489
SPDR S&P 500 ETF Trust
1013 USD 583 4/09/25 56,666,207 (44,515) (205,957) 161,442
SPDR S&P 500 ETF Trust
1030 USD 575 4/14/25 57,617,170 (241,020) (239,571) (1,449)
Total $(302,046) $(607,528) $305,482
USD United States Dollar
Portfolio Composition *
Classification
Percentage of Total
Investments
Other** 69 .0%
Oil, Gas & Consumable Fuels 8 .7
Electric Utilities 6 .1
Chemicals 5 .7
Insurance 5 .4
Health Care Providers & Services 5 .1
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31,
2025.
** Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2025 (unaudited)
Parametric Equity Premium Income ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2025
Assets:
Investments in Securities of Unaffiliated Issuers, at Value
(1)
(Cost $164,250,825) $ 163,858,896
Investment in Security of Affiliated Issuers, at Value (Cost $4,972,029) 4,972,029
Total Investments in Securities, at Value (Cost $169,222,854) 168,830,925
Cash 517,677
Receivable for Investments Sold 239,571
Dividends Receivable 226,399
Receivable from Securities Lending Income 712
Total Assets
169,815,284
Liabilities:
Written Options Outstanding, at Value (Premiums Received $607,528) 302,046
Collateral on Securities Loaned, at Value 1,475,300
Payable for Management Fee 38,158
Payable for Dividends to Shareholders 1,215,496
Total Liabilities
3,031,000
Net Assets
$ 166,784,284
Net Assets Consist of:
Paid-in-Capital $ 168,613,852
Total Accumulated Loss (1,829,568)
Net Assets
$ 166,784,284
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 6,300,000
Net Asset Value Per Share
$ 26 .47
(1)
Including:
—
Securities on Loan, at Value: $ 5,592,022
302,046

Semi-Annual Report — March 31, 2025 (unaudited)
Parametric Equity Premium Income ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2025
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ 1,922,888
Dividends from Security of Affiliated Issuer (Note G) 35,386
Income from Securities Loaned - Net 1,581
Total Investment Income 1,959,855
Expenses:
Management Fee (Note B) 171,179
Total Expenses 171,179
Rebate from Morgan Stanley Affiliate (Note G) (1,150)
Net Expenses 170,029
Net Investment Income
1,789,826
Realized Gain (Loss):
Investments Sold (2,424,225)
In-kind Redemptions on Investments 3,975,358
Written Options Contracts 2,122,437
Net Realized Gain 3,673,570
Change in Unrealized Appreciation (Depreciation):
Investments (4,639,028)
Written Options Contracts 317,340
Net Change in Unrealized Appreciation (Depreciation) (4,321,688)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)
(648,118)
Net Increase in Net Assets Resulting from Operations $ 1,141,708

Semi-Annual Report — March 31, 2025
Parametric Equity Premium Income ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2025
(unaudited)
Period from
October 16, 2023
^
to
September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 1,789,826  $ 1,072,555
Net Realized Gain 3,673,570  285,000
Net Change in Unrealized Appreciation (Depreciation) (4,321,688) 4,235,241
Net Increase in Net Assets Resulting from Operations 1,141,708  5,592,796
Dividends and Distributions to Shareholders:
Dividends and Distributions (4,343,894) (1,083,910)
Paid-in-Capital –  (1,483,735)
Total Dividends and Distributions to Shareholders (4,343,894) (2,567,645)
Capital Share Transactions:
(1)
Subscribed –  20,000,000
Subscribed In-Kind 120,819,290  83,419,817
Redeemed In-Kind (27,002,897) (30,274,891)
Net Increase in Net Assets Resulting from Capital Share Transactions 93,816,393  73,144,926
Total Increase in Net Assets 90,614,207  76,170,077
Net Assets:
Beginning of Period 76,170,077  –
End of Period $ 166,784,284  $ 76,170,077
Capital Share Transactions:
Beginning of Period 2,800,000  –
Shares Subscribed –  800,000
Shares Subscribed In-Kind 4,500,000  3,150,000
Shares Redeemed In-Kind (1,000,000) (1,150,000)
Shares Outstanding, End of Period
(2)
Net Increase in
(2)
6,300,000  2,800,000
^ Commencement of Operations
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the
Financial Statements.
(2) At September 30, 2024, Morgan Stanley Investment Management Inc. held approximately 28.6% of the outstanding shares of the Fund.

Semi-Annual Report — March 31, 2025
Financial Highlights
Parametric Equity Premium Income ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2025
(unaudited)
Period from
October 16, 2023
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$ 27 .20 $ 25 .00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
0 .40 0 .78
Net Realized and Unrealized Gain (Loss) ( 0 .21 ) 3 .19
Total from Investment Operations 0 .19 3 .97
Distributions from and/or in Excess of:
— —
Net Investment Income ( 0 .92 ) ( 0 .70 )
Paid-in-Capital — ( 1 .07 )
Total Distributions ( 0 .92 ) ( 1 .77 )
Net Asset Value, End of Period
$ 26 .47 $ 27 .20
Total Return
(3)
0 .69%
(4)
16 .38%
(4)
Ratios to Average Net Assets and Supplemental Data:
$166,784 $76,170
Net Assets, End of Period (Thousands) $ 166,784 $ 76,170
Ratio of Expenses
(5)
0 .29%
(6)
0 .29%
(6)
Ratio of Net Investment Income
(5)
3 .03%
(6)
3 .09%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(6) (7)
0 .00%
(6) (7)
Portfolio Turnover Rate
(8)
23%
(4)
38%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

10
Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Parametric
Equity Premium Income ETF (the “Fund”), which seeks to
provide consistent monthly income while maintaining pros-
pects for capital appreciation. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices if
such bid and asked prices are available on the relevant ex-
changes. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on
the valuation date with no reported bid and asked prices
available on the exchange are valued at the mean between
the current bid and asked prices obtained from one or
more reputable brokers/dealers. In cases where a securi-
ty is traded on more than one exchange, the security is
valued on the exchange designated as the primary market;
(2) all other equity portfolio securities for which over-the-
counter (“OTC”) market quotations are readily available
are valued at the latest reported sales price (or at the mar-
ket official closing price if such market reports an official closing price), and if there was no trading in the security
on a given day and if there is no official closing price
from relevant markets for that day, the security is valued
at the mean between the last reported bid and asked
prices if such bid and asked prices are available on the rel-
evant markets. An unlisted equity security that does not
trade on the valuation date and for which bid and asked
prices from the relevant markets are unavailable is valued
at the mean between the current bid and asked prices
obtained from one or more reputable brokers/dealers;
(3) fixed income securities may be valued by an outside
pricing service/vendor approved by the Trust’s Board of
Trustees (the “Trustees”). The pricing service/vendor may
employ a pricing model that takes into account, among
other things, bids, yield spreads and/or other market data
and specific security characteristics. If Morgan Stanley
Investment Management Inc. (the “Adviser”) or Paramet-
ric Portfolio Associates LLC (the “Sub-Adviser”), each a
wholly-owned subsidiary of Morgan Stanley, determines
that the price provided by the outside pricing service/ven-
dor or exchange does not reflect the security’s fair value
or the pricing service/vendor or exchange is unable to
provide a price, prices from brokers/dealers may also be
utilized. In these circumstances, the value of the security
will be the mean of bid and asked prices obtained from
reputable brokers/dealers; (4) listed options are valued
at the last reported sales price on the exchange on which
they are listed (or at the exchange official closing price
if such exchange reports an official closing price). If an
official closing price or last reported sales price is unavail-
able, the listed option should be fair valued at the mean
between its latest bid and ask prices. Unlisted options are
valued at the mean between their latest bid and ask prices
from a reputable broker/ dealer or valued by a pricing ser-
vice/vendor; (5) when market quotations are not readily
available, as defined by Rule 2a-5 under the Act, includ-
ing circumstances under which the Adviser determines
that the closing price, last sale price or the mean between
the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued
at their fair value as determined in good faith under
procedures established by and under the general supervi-
sion of the Trustees; and (6) investments in mutual funds,
including the Morgan Stanley Institutional Liquidity
Funds, are valued at the net asset value (“NAV”) as of the
close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
11
Morgan Stanley ETF Trust
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2025 :
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Securities Lending:
The Fund lends securities to qual-
ified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair
value of the securities loaned that might occur and any
interest earned or dividends declared on those securities
during the term of the loan would remain in the Fund.
The Fund would receive cash or securities as collateral in
an amount equal to or exceeding 100% of the current fair
value of the loaned securities. The collateral is marked-
to-market daily by JPMorgan Chase Bank N.A. (“JP-
Morgan”), the securities lending agent, to ensure that a
minimum of 100% collateral coverage is maintained.
Based on pre-established guidelines, the securities lending
agent invests any cash collateral that is received in an
affiliated money market portfolio. Securities lending
income is generated from the earnings on the invested
collateral and borrowing fees, less any rebates owed to the
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$163,859
(1)
$—  $—  $163,859
Short-Term Investments
Investment
Company  4,972   —   —   4,972
Total Assets $168,831  $—  $—  $168,831
Liabilities:
Written Options
 —   (302)  —   (302)
Total Liabilities $—  $(302) $—  $(302)
Total $168,831  $(302) $—  $168,529
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
12
Morgan Stanley ETF Trust
borrowers and compensation to the lending agent, and is
recorded as “Income from Securities Loaned — Net” in
the Fund’s Statement of Operations. Risks in securities
lending transactions are that a borrower may not provide
additional collateral when required or return the securities when due, and that the value of the short-term invest-
ments will be less than the amount of cash collateral plus
any rebate that is required to be returned to the borrower.
The Fund has the right under the securities lending
agreement to recover the securities from the borrower on
demand.
The following table presents financial instruments that are
subject to enforceable netting arrangements as of March
31, 2025:
FASB ASC 860, "Transfers & Servicing: Repur-
chase-to-Maturity Transactions, Repurchase Financings,
and Disclosures", is intended to provide increased trans-
parency about the types of collateral pledged in securities
lending transactions and other similar transactions that
are accounted for as secured borrowings.
The following table displays a breakdown of transactions
accounted for as secured borrowings, the gross obligations
by class of collateral pledged and the remaining contrac-
tual maturity of those transactions as of March 31, 2025:
4. Derivatives:
The Fund may, but is not required to, use
derivative instruments for a variety of purposes, including
hedging, risk management, portfolio management or to
earn income. Derivatives are financial instruments whose
value is based, in part, on the value of an underlying
asset, interest rate, index or financial instrument. Prevail-
ing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A deriva-
tive instrument often has risks similar to its underlying
asset and may have additional risks, including imperfect
correlation between the value of the derivative and the
underlying asset, risks of default by the counterparty to
certain transactions, magnification of losses incurred due
to changes in the market value of the securities, instru-
ments, indices or interest rates to which the derivative
instrument relates, risks that the transactions may not
be liquid and risks arising from margin requirements,
risks arising from mispricing or valuation complexity and
operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than,
the risks associated with other portfolio investments.
Derivatives may involve the use of highly specialized
instruments that require investment techniques and risk
analyses different from those associated with other port-
folio investments. All of the Fund’s holdings, including
derivative instruments, are marked-to-market each day
with the change in value reflected in unrealized appreci-
ation (depreciation). Upon disposition, a realized gain or
loss is recognized.
Certain derivative transactions may give rise to a form of
leverage. Leverage magnifies the potential for gain and the
risk of loss. Leverage associated with derivative transac-
tions may cause the Fund to liquidate portfolio positions
Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset
Amount
Presented in the
Statement of
Assets and
Liabilities
(000)
Financial
Instrument
(000)
Collateral
Received
(000)
Net Amount
(not less
than $0)
(000)
$5,592(a) $– $5,592(b)(c) $–
(a) Represents market value of loaned securities at period end.
(b) The Fund received cash collateral of $1,475,300, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $4,249,786 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(c) The actual collateral received is greater than the amount shown here due to overcollateralization.
Remaining Contractual Maturity of the Agreements
Overnight
and
Continuous
(000)
<30 days
(000)
Between
30 &
90 days
(000)
>90 Days
(000)
Total
(000)
Securities
Lending
Transactions
Common Stocks $1,475 $— $— $— $1,475
Total Borrowings $1,475 $— $— $— $1,475
Gross amount
of recognized
liabilities for
securities
lending
transactions $1,475

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
13
Morgan Stanley ETF Trust
when it may not be advantageous to do so to satisfy its
obligations or may cause the Fund to be more volatile
than if the Fund had not been leveraged. Although the
Adviser seeks to use derivatives to further the Fund’s
investment objectives, there is no assurance that the use
of derivatives will achieve this result.
Following is a description of the derivative instruments
and techniques that the Fund used during the period and
their associated risks:
Options: With respect to options, the Fund is subject
to equity risk, interest rate risk and foreign currency
exchange risk in the normal course of pursuing its in-
vestment objectives. If the Fund buys an option, it buys
a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign curren-
cy, or futures contract on the underlying instrument or
foreign currency, at an agreed-upon price during a period
of time or on a specified date typically in exchange for
a premium paid by the Fund. The Fund may write call
and put options on stock indexes, futures, securities or
currencies it owns or in which it may invest. Writing
put options tend to increase the Fund's exposure to the
underlying instrument. Writing call options tend to
decrease the Fund's exposure to the underlying instru-
ments. When the Fund writes a call or put option, an
amount equal to the premium received is recorded as a
liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums
received from writing options which expire are treated as
realized gains. Premiums received from writing options
which are exercised or are closed are added to or offset
against the proceeds or amount paid on the transaction
to determine the net realized gain or loss. The Fund as
a writer of an option has no control over whether the
underlying future, security or currency may be sold (call)
or purchased (put) and as a result bears the market risk of
an unfavorable change in the price of the future, security
or currency underlying the written option. Options may
also be illiquid and the Fund may have difficulty closing
out its position. A decision as to whether, when and how
to use options involves the exercise of skill and judgment
and even a well-conceived option transaction may be
unsuccessful because of market behavior or unexpected
events. The prices of options can be highly volatile and
the use of options can lower total returns.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”),
is intended to improve financial reporting about deriv-
ative instruments by requiring enhanced disclosures to
enable investors to better understand how and why the
Fund uses derivative instruments, how these derivative
instruments are accounted for and their effects on the
Fund’s financial position and results of operations.
The following tables set forth the fair value of the Fund’s
derivative contracts by primary risk exposure as of March
31, 2025:
The following tables set forth by primary risk exposure
the Fund’s realized gains (losses) and change in unrealized
appreciation (depreciation) by type of derivative contract
for the six months ended  March 31, 2025 in accordance
with ASC 815:
At
March 31, 2025
, the Fund's derivative assets and liabilities
are as follows:
5. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
6. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid monthly. Net realized
capital gains, if any, are distributed at least annually.
7. Security Transactions and Income:
Security trans-
actions are accounted for on the trade date (date the
Liability Derivatives
Statement of Assets
and Primary Risk
Liabilities Location Exposure Value
Written Options
Contracts
Written Options
Outstanding, at Value Equity Risk $(302,046)
Realized Gain (Loss)
Primary Risk Exposure Derivative Type Value
Equity Risk Written Options Contracts $2,122,437
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure Derivative Type Value
Equity Risk Written Options Contracts  317,340
Written Options Contracts:
Average monthly notional amount ................. $197,403

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend at fair value.
8. Segment Reporting:
During the reporting period, the
Fund adopted FASB Accounting Standards Update No.
2023-07, Segment Reporting (Topic 280): Improvements
to Reportable Segment Disclosures, (ASU 2023-07), which
requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single report-
able segment, an investment company whose investment
objective is included at the beginning of the Notes to the
Financial Statements. In connection with the adoption
of ASU 2023-07, the Fund’s President acts as the Fund’s
Chief Operating Decision Maker ("CODM"), who is
responsible for assessing the performance of the Fund’s
single segment and deciding how to allocate the segment’s
resources. To perform this function, the CODM reviews
the information in the Fund’s financial statements.
B. Management/Sub-Advisory Fees:
The Adviser provides
investment advice and portfolio management services pursuant to a Management Agreement (the “Agreement”) and, subject
to the supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages
the Fund’s investments.  As compensation for its services, the
Adviser is paid  monthly at the annual rate of 0.29% of the
average daily net assets of the Fund. Under the Agreement, the
Adviser pays substantially all the expenses of the Fund (in-
cluding expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not
incurred in the ordinary course of the Fund’s business.
The Adviser has entered into a Sub-Advisory Agreement with
the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley.
The Sub-Adviser provides the Fund with investment advisory
services subject to the overall supervision of the Adviser and the
Trust's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Advis-
er receives from the Fund.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of period end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
 For the six months ended March 31, 2025, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $26,617,286 and $28,078,025,
respectively. There were no purchases and sales of long-term
U.S. Government securities for the six months ended March
31, 2025. Purchases and Sales related to In-Kind transactions were $119,302,057 and $26,722,156, respectively, for the six months ended March 31, 2025.
The Fund invests in the Institutional Class of the Morgan
Stanley Institutional Liquidity Funds — Government Portfolio
(the “Liquidity Fund”), an open-end management invest-
ment company managed by the Adviser, both directly and as
a portion of the securities held as collateral on loaned secu-
rities. Management fees paid by the Fund are reduced by an
amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, management fees paid
were reduced by $1,150 relating to the Fund’s investment in
the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended March 31, 2025 is as follows:
The Fund is permitted to purchase and sell securities (“cross-
trade”) from and to other Morgan Stanley funds as well as
other funds and client accounts for which the Adviser or an
affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with
Rule 17a-7 under the Act (the “Rule”). As a result of a
change in the Rule 2a-5 (aka the "Valuation Rule"), which
impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a
" readily available market quotation " for the security. The
Fund's Rule 17a-7  policy was amended effective September 8,
2022, to reflect the new requirement of Rule 2a-5.
For the six months ended March 31, 2025, the Fund did not
engage in any cross-trade transactions.
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
Affiliated
Investment
Company
Value
September
30,
2024
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity Fund $ 2,764 $ 39,005 $ 36,797 $3 5
Affiliated
Investment
Company (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2025
(000)
Liquidity Fund $–  $ – $ 4,972

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2024 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2024 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, primarily due to tax adjustments related to in-kind redemptions, resulted in the following reclassifica-
tions among the components of net assets at September 30,
2024:
At September 30, 2024, the Fund had no distributable earn-
ings on a tax basis.
At September 30, 2024, the Fund had available for fed-
eral income tax purposes unused short-term capital losses
of $2,760,579 that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, com-
panies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events
adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may un-
derperform or otherwise be adversely affected due to inflation
(or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global de-
mand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events, such as ter-
rorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the
U.S. and global financial markets. The occurrence of such
events may be sudden and unexpected, and it is difficult to pre-
dict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the
Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial per-
formance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments
of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated
2024
Distributions
Paid From:
Ordinary Paid-In
Income Capital
$1,083,910 $1,483,735
Total
Accumulated Paid-In
Loss Capital
$(3,136,268) $3,136,268

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/
or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Trading Risk:
The market prices of shares are expected to fluc-
tuate, in some cases materially, in response to changes in the
Fund’s NAV, the intra-day value of the Fund’s holdings, and
supply and demand for shares. The Adviser and/or Sub-Ad-
viser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the
existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a dis-
count) to NAV or to the intraday value of the Fund’s holdings.
You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transactions Risk:
The Fund may
experience adverse effects when certain shareholders, or share-
holders collectively, purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser, or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may
invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achiev-
ing a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the
size of the Fund would be maintained at such levels or that the
Fund would continue to meet applicable listing requirements.
Such larger than normal redemptions may cause the Fund to
sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity.
Similarly, large Fund share purchases may adversely affect the
Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may
also result in gains for the Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, lead-
ing to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain
circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material
upward or downward effect on the market price of the shares.

PAPI-NCSR 3.31.25
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

Morgan Stanley ETF Trust
Parametric Hedged Equity
ETF
NYSE Arca: PHEQ
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2025 (unaudited)

1
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them.
Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.
Items 6 and 7 of Form N-CSR:
Portfolio of Investments
...................................................................................
2
Statement of Assets and Liabilities
........................................................................
6
Statement of Operations
..................................................................................
7
Statements of Changes in Net Assets
.....................................................................
8
Financial Highlights
.......................................................................................
9
Notes to Financial Statements
.............................................................................
10
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments
Parametric Hedged Equity ETF
2
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (97.0%)
Aerospace & Defense ( 1 .8% )
Boeing Co. (The) (a) 2,022 $ 344,852
HEICO Corp. 732 195,583
HEICO Corp., Class  A 599 126,371
Howmet Aerospace, Inc. 2,871 372,455
Lockheed Martin Corp. 968 432,415
TransDigm Group, Inc. 61 84,381
1,556,057
Air Freight & Logistics ( 0 .2% )
Expeditors International of Washington, Inc. 1,707 205,267
Automobile Components ( 0 .2% )
Aptiv plc (a) 2,317 137,861
Automobiles ( 1 .5% )
Tesla, Inc. (a) 5,228 1,354,888
Banks ( 3 .7% )
Bank of America Corp. 17,406 726,352
Citizens Financial Group, Inc. 4,881 199,974
First Citizens BancShares, Inc., Class  A 50 92,706
Huntington Bancshares, Inc. 15,668 235,177
JPMorgan Chase & Co. 5,830 1,430,099
Wells Fargo & Co. 7,987 573,387
3,257,695
Beverages ( 1 .7% )
Coca-Cola Co. (The) 11,153 798,778
Constellation Brands, Inc., Class  A 230 42,210
PepsiCo, Inc. 4,024 603,358
1,444,346
Biotechnology ( 2 .3% )
AbbVie, Inc. 4,574 958,344
Alnylam Pharmaceuticals, Inc. (a) 492 132,850
Amgen, Inc. 1,405 437,728
Moderna, Inc. (a) 2,173 61,604
Regeneron Pharmaceuticals, Inc. 103 65,326
Vertex Pharmaceuticals, Inc. (a) 685 332,102
1,987,954
Broadline Retail ( 4 .1% )
Amazon.com, Inc. (a) 17,579 3,344,581
Coupang, Inc. (a) 976 21,404
MercadoLibre, Inc. (a) 112 218,497
3,584,482
Building Products ( 0 .4% )
Builders FirstSource, Inc. (a) 422 52,725
Carlisle Cos., Inc. 367 124,964
Lennox International, Inc. 368 206,385
384,074
Capital Markets ( 1 .9% )
Ares Management Corp., Class  A 1,349 197,777
Blue Owl Capital, Inc., Class  A 2,076 41,603
Charles Schwab Corp. (The) 3,850 301,378
Coinbase Global, Inc., Class  A (a) 361 62,175
Interactive Brokers Group, Inc., Class  A 546 90,412
KKR & Co., Inc. 2,752 318,159
LPL Financial Holdings, Inc. 133 43,509
Morgan Stanley (See Note G) 2,191 255,624
Shares Value
Nasdaq, Inc. 2,679 $ 203,229
Tradeweb Markets, Inc., Class  A 735 109,118
1,622,984
Chemicals ( 1 .2% )
International Flavors & Fragrances, Inc. 1,639 127,203
Linde plc 1,329 618,836
LyondellBasell Industries NV, Class  A 2,382 167,693
PPG Industries, Inc. 1,333 145,763
Westlake Corp. 251 25,107
1,084,602
Commercial Services & Supplies ( 1 .3% )
Cintas Corp. 1,756 360,911
Republic Services, Inc., Class  A 1,472 356,459
Waste Management, Inc. 1,779 411,856
1,129,226
Communications Equipment ( 0 .9% )
Cisco Systems, Inc. 12,266 756,935
Construction Materials ( 0 .1% )
CRH plc 1,165 102,485
Consumer Finance ( 0 .8% )
American Express Co. 1,777 478,102
Synchrony Financial 3,654 193,443
671,545
Consumer Staples Distribution & Retail ( 2 .1% )
Costco Wholesale Corp. 1,020 964,695
Walmart, Inc. 9,497 833,742
1,798,437
Containers & Packaging ( 0 .2% )
Amcor plc (b) 18,173 176,278
Diversified Telecommunication Services ( 0 .8% )
AT&T, Inc. 24,103 681,633
Electric Utilities ( 1 .3% )
Alliant Energy Corp. 4,266 274,517
Entergy Corp. (b) 4,770 407,788
FirstEnergy Corp. 4,629 187,104
PPL Corp. 8,238 297,474
1,166,883
Electrical Equipment ( 0 .5% )
AMETEK, Inc. 1,291 222,233
Hubbell, Inc., Class  B 501 165,786
Vertiv Holdings Co., Class  A 912 65,846
453,865
Electronic Equipment, Instruments & Components ( 0 .6% )
Corning, Inc. 4,872 223,040
TE Connectivity plc 2,064 291,685
514,725
Energy Equipment & Services ( 0 .1% )
Halliburton Co. 4,942 125,379
Entertainment ( 2 .0% )
Netflix, Inc. (a) 834 777,730
ROBLOX Corp., Class  A (a) 2,137 124,566
Spotify Technology SA (a) 375 206,261
Walt Disney Co. (The) 4,394 433,688
Warner Bros Discovery, Inc. (a) 17,684 189,749

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Parametric Hedged Equity ETF
3
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Entertainment (cont’d)
Warner Music Group Corp., Class  A 671 $ 21,036
1,753,030
Financial Services ( 4 .9% )
Apollo Global Management, Inc. 1,647 225,540
Berkshire Hathaway, Inc., Class  B (a) 2,689 1,432,108
Block, Inc., Class  A (a)(b) 1,230 66,826
Mastercard, Inc., Class  A 1,879 1,029,918
PayPal Holdings, Inc. (a) 2,928 191,052
Rocket Cos., Inc., Class  A 2,249 27,145
Visa, Inc., Class  A (b) 3,663 1,283,735
4,256,324
Food Products ( 0 .5% )
Conagra Brands, Inc. 5,622 149,939
Kellanova 3,416 281,786
431,725
Ground Transportation ( 0 .7% )
JB Hunt Transport Services, Inc. 1,165 172,362
Union Pacific Corp. 1,952 461,140
633,502
Health Care Equipment & Supplies ( 1 .5% )
Align Technology, Inc. (a) 426 67,674
Intuitive Surgical, Inc. (a) 983 486,850
Medtronic plc 5,196 466,913
ResMed, Inc. 916 205,047
Zimmer Biomet Holdings, Inc. 1,107 125,290
1,351,774
Health Care Providers & Services ( 2 .1% )
Cencora, Inc. 1,107 307,846
Labcorp Holdings, Inc. 1,162 270,444
Molina Healthcare, Inc. (a) 419 138,014
UnitedHealth Group, Inc. 2,060 1,078,925
1,795,229
Health Care REITs ( 0 .5% )
Alexandria Real Estate Equities, Inc. 1,761 162,910
Healthpeak Properties, Inc. 12,207 246,826
409,736
Health Care Technology ( 0 .1% )
Veeva Systems, Inc., Class  A (a) 430 99,601
Hotels, Restaurants & Leisure ( 1 .6% )
Airbnb, Inc., Class  A (a) 985 117,668
Booking Holdings, Inc. 68 313,270
Darden Restaurants, Inc. 1,593 330,962
DoorDash, Inc., Class  A (a) 662 120,994
DraftKings, Inc., Class  A (a) 1,643 54,564
Las Vegas Sands Corp. 2,174 83,981
Yum! Brands, Inc. 2,191 344,776
1,366,215
Household Durables ( 0 .2% )
PulteGroup, Inc. 1,937 199,124
Household Products ( 1 .4% )
Kimberly-Clark Corp. 2,200 312,884
Procter & Gamble Co. (The) 5,473 932,709
1,245,593
Shares Value
Industrial Conglomerates ( 0 .5% )
3M Co. 3,038 $ 446,161
Insurance ( 2 .4% )
Brown & Brown, Inc. 2,502 311,249
Hartford Insurance Group, Inc. (The) 2,514 311,057
Loews Corp. 2,507 230,419
Markel Group, Inc. (a) 119 222,484
Principal Financial Group, Inc. 2,014 169,921
Prudential Financial, Inc. 2,565 286,459
Travelers Cos., Inc. (The) 1,335 353,054
W. R. Berkley Corp. 3,001 213,551
2,098,194
Interactive Media & Services ( 6 .5% )
Alphabet, Inc., Class  A 11,206 1,732,896
Alphabet, Inc., Class  C 9,537 1,489,965
Meta Platforms, Inc., Class  A 4,168 2,402,268
Pinterest, Inc., Class  A (a) 914 28,334
Snap, Inc., Class  A (a) 2,553 22,237
5,675,700
IT Services ( 1 .2% )
Akamai Technologies, Inc. (a) 1,657 133,389
Amdocs Ltd. 908 83,082
Cloudflare, Inc., Class  A (a) 667 75,164
International Business Machines Corp. 2,427 603,498
MongoDB, Inc., Class  A (a) 71 12,453
Okta, Inc., Class  A (a) 427 44,929
Snowflake, Inc., Class  A (a) 415 60,656
1,013,171
Life Sciences Tools & Services ( 0 .7% )
Avantor, Inc. (a) 2,574 41,724
Illumina, Inc. (a) 361 28,642
Thermo Fisher Scientific, Inc. 1,031 513,026
583,392
Machinery ( 1 .7% )
Caterpillar, Inc. 1,283 423,134
Deere & Co. 972 456,208
Dover Corp. 1,453 255,263
Otis Worldwide Corp. 2,991 308,671
1,443,276
Media ( 0 .1% )
Trade Desk, Inc. (The), Class  A (a) 1,332 72,887
Metals & Mining ( 0 .4% )
Newmont Corp. 4,530 218,708
Southern Copper Corp. 614 57,384
Steel Dynamics, Inc. 681 85,180
361,272
Multi-Utilities ( 1 .3% )
Ameren Corp. 2,920 293,168
CenterPoint Energy, Inc. 7,989 289,442
CMS Energy Corp. 3,786 284,366
DTE Energy Co. 2,185 302,120
1,169,096
Oil, Gas & Consumable Fuels ( 3 .5% )
Cheniere Energy, Inc. 909 210,342
Chevron Corp. 4,634 775,222

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Parametric Hedged Equity ETF
4
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Oil, Gas & Consumable Fuels (cont’d)
Devon Energy Corp. 6,854 $ 256,340
Diamondback Energy, Inc. 1,223 195,533
Exxon Mobil Corp. 10,274 1,221,887
Targa Resources Corp. 1,938 388,511
3,047,835
Passenger Airlines ( 0 .3% )
Delta Air Lines, Inc. 5,427 236,617
Pharmaceuticals ( 3 .9% )
Bristol-Myers Squibb Co. 7,634 465,598
Eli Lilly & Co. 1,656 1,367,707
Johnson & Johnson 6,033 1,000,513
Merck & Co., Inc. 6,073 545,112
Royalty Pharma plc, Class  A 1,455 45,294
3,424,224
Professional Services ( 0 .4% )
Booz Allen Hamilton Holding Corp., Class  A 555 58,042
SS&C Technologies Holdings, Inc. 2,500 208,825
TransUnion 860 71,371
338,238
Residential REITs ( 1 .2% )
AvalonBay Communities, Inc. (b) 1,339 287,376
Equity Residential 3,842 275,010
Essex Property Trust, Inc. 557 170,759
Mid-America Apartment Communities, Inc. 1,520 254,722
Sun Communities, Inc. 742 95,451
1,083,318
Semiconductors & Semiconductor Equipment ( 9 .5% )
Advanced Micro Devices, Inc. (a) 2,381 244,624
Broadcom, Inc. 9,130 1,528,636
Entegris, Inc. 184 16,096
Intel Corp. 1,482 33,656
KLA Corp. 491 333,782
Lam Research Corp. 3,660 266,082
Marvell Technology, Inc. 2,496 153,679
Microchip Technology, Inc. 4,852 234,885
Micron Technology, Inc. 2,283 198,370
NVIDIA Corp. 43,481 4,712,471
ON Semiconductor Corp. (a) 1,944 79,101
Texas Instruments, Inc. 2,628 472,252
8,273,634
Software ( 9 .6% )
Adobe, Inc. (a) 855 327,918
Atlassian Corp., Class  A (a) 234 49,657
Bentley Systems, Inc., Class  B 789 31,039
Crowdstrike Holdings, Inc., Class  A (a) 440 155,135
Datadog, Inc., Class  A (a) 904 89,686
HubSpot, Inc. (a) 188 107,403
Microsoft Corp. 13,646 5,122,572
MicroStrategy, Inc., Class  A (a) 536 154,513
Oracle Corp. 3,544 495,487
Palantir Technologies, Inc., Class  A (a) 4,812 406,133
Palo Alto Networks, Inc. (a)(b) 1,364 232,753
Salesforce, Inc. 1,718 461,042
ServiceNow, Inc. (a) 542 431,508
Workday, Inc., Class  A (a) 429 100,184
Zoom Communications, Inc., Class  A (a) 1,958 144,442
Shares Value
Zscaler, Inc. (a) 369 $ 73,217
8,382,689
Specialized REITs ( 0 .3% )
Extra Space Storage, Inc. 1,720 255,403
Specialty Retail ( 2 .1% )
Home Depot, Inc. (The) 2,511 920,256
Lowe's Cos., Inc. 1,889 440,571
Ross Stores, Inc. 2,023 258,519
Ulta Beauty, Inc. (a) 555 203,430
Williams-Sonoma, Inc. 128 20,237
1,843,013
Technology Hardware, Storage & Peripherals ( 7 .1% )
Apple, Inc. 27,097 6,019,057
Dell Technologies, Inc., Class  C 796 72,555
Super Micro Computer, Inc. (a)(b) 4,476 153,258
6,244,870
Textiles, Apparel & Luxury Goods ( 0 .2% )
Lululemon Athletica, Inc. (a) 598 169,270
Trading Companies & Distributors ( 0 .3% )
Ferguson Enterprises, Inc. 864 138,439
United Rentals, Inc. 251 157,301
295,740
Wireless Telecommunication Services ( 0 .6% )
T-Mobile US, Inc. 1,812 483,278
Total Common Stocks
(Cost $84,313,082) 84,680,732
Short-Term Investments (2.2%)
Investment Company (1.9%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.27% (See Note G)
(Cost $1,622,895)
1,622,895 1,622,895
Security held as Collateral on Loaned Securities ( 0 .3% )
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.27% (See Note G)
(Cost $298,223)
298,223 298,223
Total Short-Term Investments
(Cost $1,921,118) 1,921,118
–
Total Investments Excluding Purchased
Options ( 99 .2% ) (Cost $ 86,234,200 ) 86,601,850
Total Purchased Options Outstanding (2.5%)
(Cost $2,091,869) 2,207,382
Total Investments ( 101 .7% )
(Cost $ 88,326,069 ) including
$ 1,475,964 of Securities Loaned (c) 88,809,232
Total Written Options (-1.4%)
(Premiums Received $ (2,543,321) ) (1,214,660)
Liabilities in Excess of Other Assets
(
-0.3%
) (237,517)
NET ASSETS (100.0%) $ 87,357,055
(a) Non-income producing security.
(b) All or a portion of this security was on loan at March 31, 2025.

Semi-Annual Report — March 31, 2025 (unaudited)
Portfolio of Investments (cont’d)
Parametric Hedged Equity ETF
5
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
(c) At March 31, 2025, the aggregate cost for federal income tax purposes is $88,326,069. The aggregate gross unrealized
appreciation is $4,767,930 and the aggregate gross unrealized depreciation is $4,284,767, resulting in net unrealized appreciation of $483,163.
REIT Real Estate Investment Trust
Put Options Purchased:
The Fund had the following put options purchased open at March 31, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index 38 USD 4,950 6/30/25 $ 21,325,030 $ 213,446 $ 334,438 $ (120,992)
S&P 500 Index 39 USD 5,150 9/30/25 21,886,215 482,820 514,570 (31,750)
S&P 500 Index 38 USD 5,300 12/31/25 21,325,030 836,836 568,525 268,311
S&P 500 Index 40 USD 5,025 3/31/26 22,447,400 674,280 674,336 (56)
Total $2,207,382 $2,091,869 $115,513
Call Options Written:
The Fund had the following call options written open at March 31, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index
38 USD 6,250 6/30/25 $ 21,325,030 $ (27,740) $ (419,436) $ 391,696
S&P 500 Index
39 USD 6,400 9/30/25 21,886,215 (89,700) (550,412) 460,712
S&P 500 Index
38 USD 6,625 12/31/25 21,325,030 (100,890) (463,112) 362,222
S&P 500 Index
40 USD 6,350 3/31/26 22,447,400 (486,200) (486,144) (56)
Total $(704,530) $(1,919,104) $1,214,574
Put Options Written:
The Fund had the following put options written open at March 31, 2025:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index
38 USD 3,850 6/30/25
$ 21,325,030
$ (35,720)
$ (101,499) $ 65,779
S&P 500 Index
39 USD 4,000 9/30/25
21,886,215
(101,400)
(157,645) 56,245
S&P 500 Index
38 USD 4,100 12/31/25
21,325,030
(176,130)
(168,249) (7,881)
S&P 500 Index
40 USD 3,900 3/31/26
22,447,400
(196,880)
(196,824) (56)
Total
$(510,130)
$(624,217) $114,087
USD United States Dollar
Portfolio Composition *
Classification
Percentage of Total
Investments
Other** 67 .7%
Software 9 .5
Semiconductors & Semiconductor Equipment 9 .3
Technology Hardware, Storage & Peripherals 7 .1
Interactive Media & Services 6 .4
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31,
2025.
** Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2025 (unaudited)
Parametric Hedged Equity ETF
6
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Assets and Liabilities
March 31, 2025
Assets:
Investments in Securities of Unaffiliated Issuers, at Value
(1)
(Cost $86,164,893) $ 86,632,490
Investment in Security of Affiliated Issuers, at Value (Cost $2,161,176) 2,176,742
Total Investments in Securities, at Value (Cost $88,326,069) 88,809,232
Cash 21,606
Receivable for Investments Sold 682,968
Dividends Receivable 51,821
Receivable from Securities Lending Income 176
Total Assets
89,565,803
Liabilities:
Written Options Outstanding, at Value (Premiums Received $2,543,321) 1,214,660
Collateral on Securities Loaned, at Value 298,223
Payable for Investments Purchased 674,336
Payable for Management Fee 21,529
Total Liabilities
2,208,748
Net Assets
$ 87,357,055
Net Assets Consist of:
Paid-in-Capital $ 90,010,210
Total Accumulated Loss (2,653,155)
Net Assets
$ 87,357,055
Shares Outstanding
$0.001 Par Value (unlimited shares authorized) 3,050,000
Net Asset Value Per Share
$ 28 .64
(1)
Including:
—
Securities on Loan, at Value: $ 1,475,964
1,214,660

Semi-Annual Report — March 31, 2025 (unaudited)
Parametric Hedged Equity ETF
7
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statement of Operations
Six Months Ended
March 31, 2025
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ 458,078
Dividends from Security of Affiliated Issuers (Note G) 32,203
Income from Securities Loaned - Net 543
Total Investment Income 490,824
Expenses:
Management Fee (Note B) 103,033
Total Expenses 103,033
Rebate from Morgan Stanley Affiliate (Note G) (970)
Net Expenses 102,063
Net Investment Income
388,761
Realized Gain (Loss):
Investments Sold (768,416)
Investments in Affiliates 321
In-kind Redemptions on Investments 593,353
In-Kind Redemptions on Investments in Affiliates 2,935
Written Options Contracts (120,713)
Net Realized Loss (292,520)
Change in Unrealized Appreciation (Depreciation):
Investments (2,388,464)
Investments in Affiliates 7,109
Written Options Contracts 1,906,117
Net Change in Unrealized Appreciation (Depreciation) (475,238)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)
(767,758)
Net Decrease in Net Assets Resulting from Operations $ (378,997)

Semi-Annual Report — March 31, 2025
Parametric Hedged Equity ETF
8
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Statements of Changes in Net Assets
Six Months Ended
March 31, 2025
(unaudited)
Period from
October 16, 2023
^
to
September 30, 2024
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 388,761  $ 350,122
Net Realized Gain (Loss) (292,520) 2,071,249
Net Change in Unrealized Appreciation (Depreciation) (475,238) 2,287,062
Net Increase (Decrease) in Net Assets Resulting from Operations (378,997) 4,708,433
Dividends and Distributions to Shareholders:
Dividends and Distributions (665,262) (351,527)
Paid-in-Capital –  (303,181)
Total Dividends and Distributions to Shareholders (665,262) (654,708)
Capital Share Transactions:
(1)
Subscribed –  20,000,000
Subscribed In-Kind 49,736,584  43,953,787
Redeemed In-Kind (2,940,996) (26,401,786)
Net Increase in Net Assets Resulting from Capital Share Transactions 46,795,588  37,552,001
Total Increase in Net Assets 45,751,329  41,605,726
Net Assets:
Beginning of Period 41,605,726  –
End of Period $ 87,357,055  $ 41,605,726
Capital Share Transactions:
Beginning of Period 1,450,000  –
Shares Subscribed –  800,000
Shares Subscribed In-Kind 1,700,000  1,600,000
Shares Redeemed In-Kind (100,000) (950,000)
Shares Outstanding, End of Period
(2)
Net Increase in
(2)
3,050,000  1,450,000
^ Commencement of Operations
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the
Financial Statements.
(2) At March 31, 2025 and September 30, 2024, Morgan Stanley Investment Management Inc. held approximately 32.1% and 55.2% respectively, of the outstanding shares of the Fund.

Semi-Annual Report — March 31, 2025
Financial Highlights
Parametric Hedged Equity ETF
9
The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2025
(unaudited)
Period from
October 16, 2023
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$ 28 .69 $ 25 .00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
0 .16 0 .32
Net Realized and Unrealized Gain 0 .05 4 .03
Total from Investment Operations 0 .21 4 .35
Distributions from and/or in Excess of:
— —
Net Investment Income ( 0 .26 ) ( 0 .39 )
Paid-in-Capital — ( 0 .27 )
Total Distributions ( 0 .26 ) ( 0 .66 )
Net Asset Value, End of Period
$ 28 .64 $ 28 .69
Total Return
(3)
0 .62%
(4)
17 .64%
(4)
Ratios to Average Net Assets and Supplemental Data:
$87,357 $41,606
Net Assets, End of Period (Thousands) $ 87,357 $ 41,606
Ratio of Expenses
(5)
0 .29%
(6)
0 .29%
(6)
Ratio of Net Investment Income
(5)
1 .09%
(6)
1 .21%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(6) (7)
0 .00%
(6) (7)
Portfolio Turnover Rate
(8)
1%
(4)
25%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

10
Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end,
management investment company established under Delaware
law as a Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on
September 28, 2022 (the “Declaration of Trust”), the Trust is
authorized to establish multiple series. The Trust is registered under the Investment Company Act of 1940, as amended (the
“Act”).
The Trust applies investment company accounting and report-
ing guidance Accounting Standard Codification (“ASC”) Topic
946. In the preparation of these financial statements, manage-
ment has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
The accompanying financial statements relate to the Parametric
Hedged Equity ETF (the “Fund”), which seeks to provide cap-
ital appreciation while limiting losses experienced by investors
(before fees, expenses, and taxes) through the incorporation of an option overlay hedge strategy. The Fund is diversified.
A. Significant Accounting Policies:
 The following signifi-
cant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are
consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make
estimates and assumptions that affect the reported amounts
and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices if
such bid and asked prices are available on the relevant ex-
changes. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on
the valuation date with no reported bid and asked prices
available on the exchange are valued at the mean between
the current bid and asked prices obtained from one or
more reputable brokers/dealers. In cases where a securi-
ty is traded on more than one exchange, the security is
valued on the exchange designated as the primary market;
(2) all other equity portfolio securities for which over-the-
counter (“OTC”) market quotations are readily available
are valued at the latest reported sales price (or at the mar-
ket official closing price if such market reports an official closing price), and if there was no trading in the security
on a given day and if there is no official closing price
from relevant markets for that day, the security is valued
at the mean between the last reported bid and asked
prices if such bid and asked prices are available on the rel-
evant markets. An unlisted equity security that does not
trade on the valuation date and for which bid and asked
prices from the relevant markets are unavailable is valued
at the mean between the current bid and asked prices
obtained from one or more reputable brokers/dealers;
(3) fixed income securities may be valued by an outside
pricing service/vendor approved by the Trust’s Board of
Trustees (the “Trustees”). The pricing service/vendor may
employ a pricing model that takes into account, among
other things, bids, yield spreads and/or other market data
and specific security characteristics. If Morgan Stanley
Investment Management Inc. (the “Adviser”) or Paramet-
ric Portfolio Associates LLC (the “Sub-Adviser”), each a
wholly-owned subsidiary of Morgan Stanley, determines
that the price provided by the outside pricing service/ven-
dor or exchange does not reflect the security’s fair value
or the pricing service/vendor or exchange is unable to
provide a price, prices from brokers/dealers may also be
utilized. In these circumstances, the value of the security
will be the mean of bid and asked prices obtained from
reputable brokers/dealers; (4) listed options are valued
at the last reported sales price on the exchange on which
they are listed (or at the exchange official closing price
if such exchange reports an official closing price). If an
official closing price or last reported sales price is unavail-
able, the listed option should be fair valued at the mean
between its latest bid and ask prices. Unlisted options are
valued at the mean between their latest bid and ask prices
from a reputable broker/ dealer or valued by a pricing ser-
vice/vendor; (5) when market quotations are not readily
available, as defined by Rule 2a-5 under the Act, includ-
ing circumstances under which the Adviser determines
that the closing price, last sale price or the mean between
the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued
at their fair value as determined in good faith under
procedures established by and under the general supervi-
sion of the Trustees; and (6) investments in mutual funds,
including the Morgan Stanley Institutional Liquidity
Funds, are valued at the net asset value (“NAV”) as of the
close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
11
Morgan Stanley ETF Trust
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2025:
Transfers between investment levels may occur as the
markets fluctuate and/or the availability of data used in
an investment’s valuation changes.
3. Securities Lending:
The Fund lends securities to qual-
ified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair
value of the securities loaned that might occur and any
interest earned or dividends declared on those securities
during the term of the loan would remain in the Fund.
The Fund would receive cash or securities as collateral in
an amount equal to or exceeding 100% of the current fair
value of the loaned securities. The collateral is marked-
to-market daily by JPMorgan Chase Bank N.A. (“JP-
Morgan”), the securities lending agent, to ensure that a
minimum of 100% collateral coverage is maintained.
Based on pre-established guidelines, the securities lending
agent invests any cash collateral that is received in an
affiliated money market portfolio. Securities lending
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Assets:
Common Stocks
$84,681
(1)
$—  $—  $84,681
Purchased Options
2,207  — — 2,207
Short-Term Investments
Investment
Company  1,921   —   —   1,921
Total Assets $88,809  $—  $—  $88,809
Liabilities:
Written Options
 (1,215)  —   —   (1,215)
Total Liabilities $(1,215) $—  $—  $(1,215)
Total $87,594  $—  $—  $87,594
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
12
Morgan Stanley ETF Trust
income is generated from the earnings on the invested
collateral and borrowing fees, less any rebates owed to the
borrowers and compensation to the lending agent, and is
recorded as “Income from Securities Loaned — Net” in
the Fund’s Statement of Operations. Risks in securities
lending transactions are that a borrower may not provide
additional collateral when required or return the securities when due, and that the value of the short-term invest-
ments will be less than the amount of cash collateral plus
any rebate that is required to be returned to the borrower.
The Fund has the right under the securities lending
agreement to recover the securities from the borrower on
demand.
The following table presents financial instruments that are
subject to enforceable netting arrangements as of March
31, 2025:
FASB ASC 860, "Transfers & Servicing: Repur-
chase-to-Maturity Transactions, Repurchase Financings,
and Disclosures", is intended to provide increased trans-
parency about the types of collateral pledged in securities
lending transactions and other similar transactions that
are accounted for as secured borrowings.
The following table displays a breakdown of transactions
accounted for as secured borrowings, the gross obligations
by class of collateral pledged and the remaining contrac-
tual maturity of those transactions as of March 31, 2025:
4. Derivatives:
The Fund may, but is not required to, use
derivative instruments for a variety of purposes, including
hedging, risk management, portfolio management or to
earn income. Derivatives are financial instruments whose
value is based, in part, on the value of an underlying
asset, interest rate, index or financial instrument. Prevail-
ing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A deriva-
tive instrument often has risks similar to its underlying
asset and may have additional risks, including imperfect
correlation between the value of the derivative and the
underlying asset, risks of default by the counterparty to
certain transactions, magnification of losses incurred due
to changes in the market value of the securities, instru-
ments, indices or interest rates to which the derivative
instrument relates, risks that the transactions may not
be liquid and risks arising from margin requirements,
risks arising from mispricing or valuation complexity and
operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than,
the risks associated with other portfolio investments.
Derivatives may involve the use of highly specialized
instruments that require investment techniques and risk
analyses different from those associated with other port-
folio investments. All of the Fund’s holdings, including
derivative instruments, are marked-to-market each day
with the change in value reflected in unrealized appreci-
ation (depreciation). Upon disposition, a realized gain or
loss is recognized.
Certain derivative transactions may give rise to a form of
leverage. Leverage magnifies the potential for gain and the
risk of loss. Leverage associated with derivative transac-
tions may cause the Fund to liquidate portfolio positions
Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset
Amount
Presented in the
Statement of
Assets and
Liabilities
(000)
Financial
Instrument
(000)
Collateral
Received
(000)
Net Amount
(not less
than $0)
(000)
$1,476(a) $– $1,476(b)(c) $–
(a) Represents market value of loaned securities at period end.
(b) The Fund received cash collateral of $298,223, which was subsequently invested in the Morgan Stanley Institutional Liquidity
Fund as reported in the Portfolio of Investments. In addition, the
Fund received non-cash collateral of $1,209,853 in the form of U.S.
Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(c) The actual collateral received is greater than the amount shown here due to overcollateralization.
Remaining Contractual Maturity of the Agreements
Overnight
and
Continuous
(000)
<30 days
(000)
Between
30 &
90 days
(000)
>90 Days
(000)
Total
(000)
Securities
Lending
Transactions
Common Stocks $298 $— $— $— $298
Total Borrowings $298 $— $— $— $298
Gross amount
of recognized
liabilities for
securities
lending
transactions $298

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
13
Morgan Stanley ETF Trust
when it may not be advantageous to do so to satisfy its
obligations or may cause the Fund to be more volatile
than if the Fund had not been leveraged. Although the
Adviser seeks to use derivatives to further the Fund’s
investment objectives, there is no assurance that the use
of derivatives will achieve this result.
Following is a description of the derivative instruments
and techniques that the Fund used during the period and
their associated risks:
Options: With respect to options, the Fund is subject
to equity risk, interest rate risk and foreign currency
exchange risk in the normal course of pursuing its in-
vestment objectives. If the Fund buys an option, it buys
a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign curren-
cy, or futures contract on the underlying instrument or
foreign currency, at an agreed-upon price during a period
of time or on a specified date typically in exchange for
a premium paid by the Fund. The Fund may purchase
and/or write put and call options. Purchasing call options
tends to increase the Fund's exposure to the underlying
(or similar) instrument. Purchasing put options tends to
decrease the Fund's exposure to the underlying (or sim-
ilar) instrument. When entering into purchased option
contracts, the Fund bears the risk of interest or exchange
rates or securities prices moving unexpectedly, in which
case, the Fund may not achieve the anticipated benefits of
the purchased option contracts; however the risk of loss
is limited to the premium paid. Purchased options are
reported as part of "Total Investments in Securities" in
the Statement of Assets and Liabilities. Upon the exercise
or closing of a purchased call option, the premium paid is
added to the cost of the security or financial instrument
purchased. Upon the exercise or closing of a purchased
put option, the premium paid is offset against the pro-
ceeds on the sale of the underlying security or financial
instrument in order to determine the realized gain or loss
on investments. As the buyer of a call option, the Fund
pays the premium to the option writer and has the right
to purchase the underlying security from the option writ-
er at the exercise price. If the market price of the underly-
ing security rises above the exercise price, the Fund could
exercise the option and acquire the underlying security
at a below-market price, which could result in a gain to
the Fund, minus the premium paid. As the buyer of a put
option, the Fund pays the premium to the option writer
and has the right to sell the underlying security to the
option writer at the exercise price. If the market price of
the underlying security declines below the exercise price,
the Fund could exercise the option and sell the underly-
ing security at an above-market price, which could result
in a gain to the Fund, minus the premium paid. If the
Fund writes an option, it sells to another party the right
to buy from or sell to the Fund a specific amount of the
underlying instrument or foreign currency, or futures
contract on the underlying instrument or foreign cur-
rency, at an agreed-upon price during a period of time or
on a specified date typically in exchange for a premium
received by the Fund. The Fund may write call and put
options on stock indexes, futures, securities or currencies
it owns or in which it may invest. Writing put options
tend to increase the Fund's exposure to the underlying
instrument. Writing call options tend to decrease the
Fund's exposure to the underlying instruments. When
the Fund writes a call or put option, an amount equal
to the premium received is recorded as a liability. Any
liability recorded is subsequently adjusted to reflect the
current value of the options written. Premiums received
from writing options which expire are treated as realized
gains. Premiums received from writing options which are
exercised or are closed are added to or offset against the
proceeds or amount paid on the transaction to determine
the net realized gain or loss. The Fund as a writer of an
option has no control over whether the underlying future,
security or currency may be sold (call) or purchased (put)
and as a result bears the market risk of an unfavorable
change in the price of the future, security or currency un-
derlying the written option. When options are purchased
OTC, the Fund bears the risk that the counterparty that
wrote the option will be unable or unwilling to perform
its obligations under the option contract. Options may
also be illiquid and the Fund may have difficulty closing
out its position. A decision as to whether, when and how
to use options involves the exercise of skill and judgment
and even a well-conceived option transaction may be
unsuccessful because of market behavior or unexpected
events. The prices of options can be highly volatile and
the use of options can lower total returns.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”),
is intended to improve financial reporting about deriv-
ative instruments by requiring enhanced disclosures to
enable investors to better understand how and why the
Fund uses derivative instruments, how these derivative
instruments are accounted for and their effects on the
Fund’s financial position and results of operations.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
14
Morgan Stanley ETF Trust
The following tables set forth the fair value of the Fund’s deriv-
ative contracts by primary risk exposure as of March 31, 2025:
The following tables set forth by primary risk exposure
the Fund’s realized gains (losses) and change in unrealized
appreciation (depreciation) by type of derivative contract
for the six months ended  March 31, 2025 in accordance
with ASC 815:
At
March 31, 2025
, the Fund's derivative assets and liabilities
are as follows:
5. Indemnifications:
The Trust enters into contracts that
contain a variety of indemnification clauses. The Trust’s
maximum exposure under these arrangements is un-
known as this would involve future claims that may be
made against the Fund that have not yet occurred.
6. Dividends and Distributions to Shareholders:
Divi-
dends and distributions to shareholders are recorded on
the ex-dividend date. Dividends from net investment in-
come, if any, are declared and paid quarterly. Net realized
capital gains, if any, are distributed at least annually.
7. Security Transactions and Income:
Security trans-
actions are accounted for on the trade date (date the
order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on
the specific identified cost method. Dividend income
and other distributions are recorded on the ex-dividend
date (except for certain foreign dividends which may be
recorded as soon as the Fund is informed of such div-
idends) net of applicable withholding taxes. Non-cash
dividends received in the form of stock, if any, are recog-
nized on the ex-dividend date and recorded as non-cash
dividend at fair value.
8. Segment Reporting:
During the reporting period, the
Fund adopted FASB Accounting Standards Update No.
2023-07, Segment Reporting (Topic 280): Improvements
to Reportable Segment Disclosures, (ASU 2023-07), which
requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single report-
able segment, an investment company whose investment
objective is included at the beginning of the Notes to the
Financial Statements. In connection with the adoption
of ASU 2023-07, the Fund’s President acts as the Fund’s
Chief Operating Decision Maker ("CODM"), who is
responsible for assessing the performance of the Fund’s
single segment and deciding how to allocate the segment’s
resources. To perform this function, the CODM reviews
the information in the Fund’s financial statements.
B. Management/Sub-Advisory Fees:
The Adviser provides
investment advice and portfolio management services pursuant to a Management Agreement (the “Agreement”) and, subject
to the supervision of the Trust’s Trustees, makes or oversees the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages
the Fund’s investments.  As compensation for its services, the
Adviser is paid  monthly at the annual rate of 0.29% of the
average daily net assets of the Fund. Under the Agreement, the
Adviser pays substantially all the expenses of the Fund (in-
Asset Derivatives
Statement of Assets
and Primary Risk
Liabilities Location Exposure Value
Purchased
Options
Contracts
Investments, at Value
Purchased Options
Contracts Equity Risk $2,207,382 (a)
Liability Derivatives
Statement of Assets
and Primary Risk
Liabilities Location Exposure Value
Written
Options
Contracts
Written Options
Outstanding, at Value Equity Risk $(1,214,660)
(a) Amounts are included in Investments in Securities in the Statement of
Assets and Liabilities.
Realized Gain (Loss)
Primary Risk Exposure Derivative Type Value
Equity Risk
Investments
Purchased Options Contracts $(420,950)(a)
Equity Risk Written Options Contracts  (120,713)
Total $(541,663)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure Derivative Type Value
Equity Risk
Investments
Purchased Options Contracts  368,493 (b)
Equity Risk Written Options Contracts  1,906,117
Total $2,274,610
(a) Amounts are included in Realized Gain (Loss) on Investments Sold in the
Statement of Operations.
(b) Amounts are included in Change in Unrealized Appreciation
(Depreciation) on Investments in the Statement of Operations.
Purchased Options Contracts:
Average monthly notional amount ................. $1,021,171
Written Options Contracts:
Average monthly notional amount ................. $2,083,024

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
15
Morgan Stanley ETF Trust
cluding expenses of the Trust relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not
incurred in the ordinary course of the Fund’s business.
The Adviser has entered into a Sub-Advisory Agreement with
the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley.
The Sub-Adviser provides the Fund with investment advisory
services subject to the overall supervision of the Adviser and the
Trust's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Advis-
er receives from the Fund.
C. Distribution and Shareholder Services Plan:
The
Trustees have adopted a distribution and services plan
(“Plan”) pursuant Rule 12b-1 under the Act.  Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the
Fund and the maintenance of shareholder accounts in an
amount up to 0.25% of its average daily net assets. No Rule
12b-1 fees are currently paid by the Fund and there are no
current plans to impose these fees.
D. Dividend Disbursing and Transfer Agent:
The Trust’s
dividend disbursing and transfer agent is JPMorgan.
E. Custodian and Administrator:
JPMorgan also serves as
Custodian and Administrator for the Trust in accordance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
The
Fund is an exchange-traded fund or ETF. Individual Fund
shares may only be purchased and sold on a national securi-
ties exchange through a broker-dealer and investors may pay
a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather
than NAV, shares may trade at a price greater than NAV (a
premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into
blocks of 50,000 shares or multiples thereof (“Creation Units”)
to Authorized Participants who have entered into agreements
with Foreside Fund Services, LLC, which is the Fund's Distrib-
utor. An Authorized Participant is either (1) a “Participating
Party,” (i.e., a broker-dealer or other participant in the clear-
ing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”),
or (2) a participant of Depository Trust Company (“DTC Par-
ticipant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca
(“NYSE Arca”) and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than
NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation
Units may pay a purchase transaction fee and a redemption
transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units
for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's cus-
tody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the re-
ceivable for capital shares issued on the Statement of Assets and
Liabilities if they are outstanding as of period end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affil-
iates:
 For the six months ended March 31, 2025, purchases
and sales of investment securities for the Fund, other than
long-term U.S. Government securities, short-term investments and In-Kind transactions were $1,007,275 and $2,932,630, re-
spectively. There were no purchases and sales of long-term U.S.
Government securities for the six months ended March 31,
2025. Purchases and Sales related to In-Kind transactions were
$49,865,141 and $2,921,777, respectively, for the six months ended March 31, 2025.
The Fund invests in the Institutional Class of the Morgan Stan-
ley Institutional Liquidity Funds — Government Portfolio (the
“Liquidity Fund”), an open-end management investment com-
pany managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Manage-
ment fees paid by the Fund are reduced by an amount equal
to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, management fees paid were reduced by
$970 relating to the Fund’s investment in the Liquidity Fund.

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
16
Morgan Stanley ETF Trust
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended March 31, 2025 is as follows:
The Fund is permitted to purchase and sell securities (“cross-
trade”) from and to other Morgan Stanley funds as well as
other funds and client accounts for which the Adviser or an
affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with
Rule 17a-7 under the Act (the “Rule”). As a result of a
change in the Rule 2a-5 (aka the "Valuation Rule"), which
impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a
" readily available market quotation " for the security. The
Fund's Rule 17a-7  policy was amended effective September 8,
2022, to reflect the new requirement of Rule 2a-5.
For the six months ended March 31, 2025, the Fund did not
engage in any cross-trade transactions.
H. Federal Income Taxes:
It is the Fund’s intention to
continue to qualify as a regulated investment company and
distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the finan-
cial statements.
The Fund may be subject to taxes imposed by countries in
which it invests. Such taxes are generally based on income and/
or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unreal-
ized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in
such currency.
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a
minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant
uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes inter-
est accrued related to unrecognized tax benefits in “Interest
Expense” and penalties in “Other Expenses” in the Statement
of Operations. The Fund files tax returns with the U.S. Internal
Revenue Service, New York and various states. The tax year
ended September 30, 2024 remains subject to examination by
taxing authorities.
The tax character of distributions paid may differ from the
character of distributions shown for GAAP purposes due to
short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2024 was as follows:
The amount and character of income and gains to be distrib-
uted are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are
either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (loss-
es) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, primarily due to tax adjustments related to in-kind redemptions, resulted in the following reclassifica-
tions among the components of net assets at September 30,
2024:
At September 30, 2024, the Fund had no distributable earn-
ings on a tax basis.
At September 30, 2024, the Fund had available for federal
income tax purposes unused short-term and long-term capital
losses of $2,356,843 and $2,345,260, respectively, that do not have an expiration date.
Affiliated
Investment
Company/ Issuer
Value
September
30,
2024
(000)
Purchases
at Cost
(000)
Proceeds
from
Sales
(000)
Dividend
Income
(000)
Liquidity Fund $ 536 $ 15,812 $ 14,427 $29
Morgan Stanley 129 167 50  3
Total $665 $15,979 $14,477 $32
Affiliated
Investment
Company/Issuer (cont'd)
Realized
Gain
(Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value
March 31,
2025
(000)
Liquidity Fund $–  $ – $ 1,921
Morgan Stanley  3  7 256
Total $3 $7 $2,177
2024
Distributions
Paid From:
Ordinary Paid-In
Income Capital
$351,527 $303,181
Total
Accumulated Paid-In
Loss Capital
$(5,965,802) $5,965,802

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
17
Morgan Stanley ETF Trust
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distrib-
uted. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Principal Risks:
Market Risk:
The value of an investment in the Fund is based
on the values of the Fund's investments, which change due
to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, com-
panies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events
adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may un-
derperform or otherwise be adversely affected due to inflation
(or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global de-
mand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-gov-
ernmental actions. The occurrence of global events, such as ter-
rorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the
U.S. and global financial markets. The occurrence of such
events may be sudden and unexpected, and it is difficult to pre-
dict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the
Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial per-
formance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments
of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Authorized Participant Concentration Risk:
Only an
authorized participant may engage in creation or redemption
transactions directly with the Fund. The Fund has a limited
number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these inter-
mediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/
or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Trading Risk:
The market prices of shares are expected to fluc-
tuate, in some cases materially, in response to changes in the
Fund’s NAV, the intra-day value of the Fund’s holdings, and
supply and demand for shares. The Adviser and/or Sub-Ad-
viser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the
existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a dis-
count) to NAV or to the intraday value of the Fund’s holdings.
You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions
or other charges imposed by brokers as determined by that
broker. Brokerage commissions are often a fixed amount and
may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or
other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trad-
ing volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Shareholder Transactions Risk:
The Fund may
experience adverse effects when certain shareholders, or share-
holders collectively, purchase or redeem large amounts of shares of the Fund. In addition, a third party investor, the Adviser, or an affiliate of the Adviser, an authorized participant, a lead

Semi-Annual Report — March 31, 2025 (unaudited)
Notes to Financial Statements (cont’d)
18
Morgan Stanley ETF Trust
market maker, or another entity (i.e., a seed investor) may
invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achiev-
ing a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the
size of the Fund would be maintained at such levels or that the
Fund would continue to meet applicable listing requirements.
Such larger than normal redemptions may cause the Fund to
sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity.
Similarly, large Fund share purchases may adversely affect the
Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may
also result in gains for the Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, lead-
ing to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain
circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material
upward or downward effect on the market price of the shares.

PHEQ-NCSR 9.30.24
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is included in Item 7 for applicable Funds.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)   It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)   There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

 Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)               Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)            Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)           Principal Executive Officer’s Section 302 certification.
(b)                    Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley ETF Trust

By:      /s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:    May 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:    May 19, 2025

By:      /s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:    May 19, 2025